UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2014

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
4	Fund reviews

Investment portfolios

44	Global Growth FundSM
48	Global Small Capitalization FundSM
53	Growth FundSM
56	International FundSM
60	New World Fund®
64	Blue Chip Income and Growth FundSM
67	Global Growth and Income FundSM
71	Growth-Income FundSM
74	International Growth and Income FundSM
77	Capital Income Builder®
80	Asset Allocation FundSM
84	Global Balanced FundSM
89	Bond FundSM
93	Global Bond FundSM
97	High-Income Bond FundSM
102	Mortgage FundSM
105	U.S. Government/AAA-Rated Securities FundSM
108	Cash Management FundSM
109	Managed Risk Growth FundSM
110	Managed Risk International FundSM
111	Managed Risk Blue Chip Income and Growth FundSM
112	Managed Risk Growth-Income FundSM
113	Managed Risk Asset Allocation FundSM
114	Financial statements

Fellow investors:

Globally, stocks made moderate gains in the first half of 2014, supported by accommodative central bank policy, particularly in the U.S., Japan and Europe, which kept interest rates low. Investors shrugged off turmoil in Ukraine, Thailand and the Middle East, and a mid-period market correction, to lift U.S. stocks to new record highs.

The MSCI ACWI (All Country World Index), which measures global stocks, rose 6.18% for the six months through June 30. All but five of the 46 markets in the index had gains, with the two best and worst results coming from developing market countries: India (+21.86%) and Indonesia (+21.67%) at the top and Russia (–5.30%) and Hungary (–4.53%) at the bottom. In developed markets, Israel had the best return (+21.09%), followed by Denmark (+19.72%), New Zealand (+14.98%) and Italy (+14.45%). Japan was the weakest of the major markets, barely breaking even (+0.68%). The U.S. gained 7.15%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

After losing ground in 2013, bond markets rallied as investors sought safe havens in response to weaker-than-expected economic growth data in the U.S. and growing tensions in Ukraine and the Middle East. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, gained 3.93%, while the Barclays Global Aggregate Index rose 4.93%. The Barclays U.S. Corporate High-Yield 2% Issuer Capped Index gained 5.46%. Developing market bonds recovered from losses in 2013, with a 9.10% gain for the J.P. Morgan Emerging Markets Bond Index Global. The yield on the 10-year U.S. Treasury was 2.53% at June 30, down from 3.04% at December 31, 2013.

In currency markets, the Japanese yen (+3.75%) and British pound (+3.24%) gained against the U.S. dollar, while the euro declined slightly (–0.64%). In developing market currencies, there was notable weakness in the Argentine peso (–19.84%) and Chilean peso (–5.10%) and strength in the Brazilian real (+7.04%) and South Korean won (+4.30%).

Against this backdrop, all the funds in American Funds Insurance Series had gains for the six months ended June 30, 2014, with the exception of Cash Management Fund, which continues to be hampered by exceptionally low short-term interest rates.

American Funds Insurance Series	1

Looking ahead

The U.S. economy continues to grow modestly and growth is picking up slowly in Europe. In China, questions remain about the pace of growth, but the economy does appear to be headed up. With this backdrop, the outlook for corporate earnings growth is strong. In addition, the existence of central bank stimulus packages around the world should help head off any further financial crises. The biggest wild card today seems to be potential escalation in geopolitical tensions, whether in Ukraine, the Middle East or somewhere new. With valuation levels slightly above average, future stock returns may not be as high as we’ve enjoyed recently, but they are likely to be reasonably positive unless conditions change.

The outlook for bonds remains muted. This is no surprise, because interest rates are quite low relative to history, offering investors low rates of return. Long-term interest rates may begin rising in the next year, which would keep a lid on bond returns.

We believe our time-tested approach to investing should continue to be beneficial to our shareholders. We conduct extensive global research, pay strict attention to valuation, and retain a long-term horizon as we select securities.

Capital Income Builder

We are pleased to announce the addition of Capital Income Builder to American Funds Insurance Series. Capital Income Builder, which began operations on May 1, has the same investment objectives as Capital Income Builder® in the American Funds mutual fund lineup.

The fund’s focus on providing current income and rising income over time while growing principal may appeal to retirement investors who have a long time horizon and need lower volatility. Results for the new fund and a summary of its first two months in operation, as well as portfolio holdings, appear later in this report.

We thank all our investors for the continued support and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2014

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Global Balanced Fund, Mortgage Fund and Cash Management Fund have plans of distribution and insurance administrative services plans for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 2.52% for the six months ended June 30, 2014, compared with a 6.18%* increase for the MSCI ACWI (All Country World Index).

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

On a relative basis, the health care sector was the primary contributor to the fund’s gain. Danish pharmaceutical company Novo Nordisk, a global leader in the treatment of diabetes and the fund’s largest holding at June 30, had the most positive impact on the return, followed by third-largest holding Vertex Pharmaceuticals, a U.S. biotechnology company that develops drugs to treat serious diseases, including hepatitis C and cystic fibrosis.

The fund trailed the index in several industry sectors, notably utilities and telecommunication services. However, the consumer discretionary sector, the fund’s largest at June 30, detracted the most from relative returns after weak results from several companies, particularly online retailers Amazon and U.K.-based ASOS.

On a country basis, holdings in Denmark (represented by Novo Nordisk), Australia and Taiwan were the primary contributors to relative results. The fund’s larger areas of focus, such as the U.S., Japan and France, were the main detractors.

The fund’s portfolio managers continue to expect challenges from the reduction in monetary stimulus but remain optimistic about the long-term prospects for most developed markets.

Country diversification	Percent of net assets
The Americas
United States	37.0%
Canada	2.7
Other	.1
39.8

Europe
United Kingdom	9.0
Switzerland	5.4
France	4.6
Germany	3.6
Denmark	3.5
Spain	3.1
Netherlands	2.4
Other	2.4
34.0

Asia/Pacific Basin
Japan	11.5
Hong Kong	1.9
Taiwan	1.9
India	1.6
Australia	1.5
China	1.4
Other	.8
20.6
Other regions
South Africa	1.0

Short-term securities & other assets less liabilities	4.6

Total	100.0%

Largest individual equity securities	Percent of net assets
Novo Nordisk	3.47%
Amazon	2.83
Vertex Pharmaceuticals	2.75
Moody’s	2.48
SoftBank	2.16
Priceline Group	2.14
Google	2.14
ASML Holding	2.03
Taiwan Semiconductor Manufacturing	1.87
Home Depot	1.61

4	American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment
For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	23.56%	15.87%	9.97%	10.02%	.55%
Class 2	23.23	15.58	9.69	9.74	.80
Class 4	23.14	15.39	9.46	9.49	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 7.09% for the six months ended June 30, 2014, beating its benchmark, the MSCI All Country World Small Cap Index, which was up 6.50%.*

The global financial system continues to heal, and businesses are better positioned as balance sheets improve. Structurally, the U.S. has fewer issues than Europe as indicated by raw economic indicators such as lower unemployment. There is weakness, however, in consumer confidence and consumer credit. China continues to struggle with some structural economic and banking issues.

Strong stock selection in health care boosted fund results for the period, highlighted by double-digit returns of Synageva BioPharma, Illumina and bluebird bio. Information technology stocks also aided fund results, led by AAC Technologies. Holdings of financials and materials stocks lagged. U.S.-based holdings benefited the fund, while stocks of companies domiciled in the U.K. detracted.

At this point of the market cycle, we wouldn’t be surprised to see a pullback in equity markets. The fund’s portfolio managers remain focused on investing in strong and dynamic companies, particularly in industries in transition such as health care. The fund continues to have substantial investments in emerging markets as the portfolio managers identify interesting companies with favorable valuations.

Country diversification	Percent of net assets
The Americas
United States	45.8%
Other	2.5
48.3
Asia/Pacific Basin
China	6.4
Hong Kong	5.3
Philippines	3.6
Japan	3.0
India	2.1
South Korea	1.6
Thailand	1.2
Other	3.2
26.4
Europe
United Kingdom	11.2
Germany	1.6
Ireland	1.3
Other	3.8
17.9

Short-term securities & other assets less liabilities	7.4

Total	100.0%

Largest individual equity securities	Percent of net assets
Synageva BioPharma	3.19%
Netflix	3.03
International Container Terminal Services	1.99
Lions Gate Entertainment	1.94
ENN Energy Holdings	1.77
AAC Technologies Holdings	1.72
InterOil	1.71
Illumina	1.61
TriQuint Semiconductor	1.50
Melco Crown Entertainment	1.40

6	American Funds Insurance Series

Global Small Capitalization Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	26.34%	15.61%	10.26%	10.56%	.74%
Class 2	26.06	15.33	9.99	10.29	.99
Class 4	25.74	15.06	9.72	10.02	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.52% for the six months ended June 30, 2014. The S&P 500 rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

While all 10 industry sectors gained in the index, the fund’s best relative results were concentrated in three sectors: health care, financials and energy. Several of the fund’s holdings in the health care sector had strong results, including U.S. biotechnology company Vertex Pharmaceuticals, which focuses on the treatment of hepatitis C and cystic fibrosis, and Edwards Lifesciences, a global leader in heart valve technology. Both were among the top three contributors to relative returns.

The fund trailed the index in several sectors, including consumer discretionary and information technology, its two largest at June 30, which detracted most from relative results. Among consumer discretionary investments, U.S. online retailer Amazon, which has been the fund’s largest holding for some time and had strong results in 2013, slumped to a 19% loss in the first half of 2014, resulting in it being the top detractor to relative results for the period.

Looking ahead, the fund’s portfolio managers remain optimistic that domestic companies in the energy sector will benefit as the U.S. becomes more energy-independent, particularly since geopolitical turmoil in the Middle East threatens oil supplies.

Largest individual equity securities	Percent of net assets
Amazon	3.83%
Google	3.33
Wells Fargo	3.26
Home Depot	2.43
ASML Holding	2.08
Comcast	1.84
Gilead Sciences	1.80
Apple	1.79
American Express	1.62
Incyte	1.51

8	American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	24.93%	18.11%	8.58%	12.76%	.35%
Class 2	24.61	17.81	8.32	12.46	.60
Class 3	24.71	17.89	8.39	12.56	.53
Class 4	24.32	17.56	8.06	12.20	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund increased 3.78% for the six months ended June 30, 2014. The fund’s benchmark, the MSCI ACWI (All Country World Index) ex USA, gained 5.56%.*

Major economies around the world are sluggishly improving with encouraging signs such as decreasing unemployment, easing credit conditions and rising business and consumer confidence. The pace of economic recovery has continued to exceed market expectations this year, though underlying economies have not quite healed. Companies are generally healthy with improving balance sheets, and many are continuing to refinance at lower rates and with extended maturities.

Investors are optimistic about Europe as the European Central Bank remains accommodative. India’s market has had a big recovery with the election of Narendra Modi as Prime Minister, Japan is continuing to make good progress on structural reforms and, increasingly, people are confident that China can get through its banking and economic troubles. Oil prices are high, which hurts countries in emerging markets.

In a period of strong markets with low volatility, the fund’s greatest concentration was in financials, where Axis Bank was the main contributor to the sector’s gains. Novartis and Novo Nordisk led health care holdings higher. Holdings in information technology, energy, telecommunication services and cash detracted from relative results. Companies headquartered in India helped fund results, while stocks of companies based in the U.K. and Germany dragged.

The fund’s portfolio managers are generally positive about the world economy, and don’t see many catalysts for a deceleration, particularly in growth stocks. However, geopolitical events or China’s economy can change the outlook.

Country diversification	Percent of net assets
Europe
Germany	10.8%
United Kingdom	10.1
France	9.1
Switzerland	8.4
Netherlands	2.8
Denmark	2.3
Russian Federation	1.7
Italy	1.6
Sweden	1.4
Ireland	1.3
Other	2.4
51.9

Asia/Pacific Basin
Hong Kong	10.3
Japan	9.0
India	8.7
South Korea	5.0
China	4.8
Other	3.1
40.9

The Americas
United States	.7
Other	.5
1.2

Other regions
South Africa	1.0
Other	.5
1.5

Short-term securities & other assets less liabilities	4.5

Total	100.0%

Largest individual equity securities	Percent of net assets
Novartis	4.23%
Samsung Electronics	3.23
Bayer	2.92
Axis Bank	2.45
AIA Group	2.28
Novo Nordisk	2.24
Power Grid Corp. of India	1.98
Baidu	1.77
Nestlé	1.72
Murata Manufacturing	1.65

10	American Funds Insurance Series

International Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	22.50%	11.55%	8.71%	8.89%	.54%
Class 2	22.17	11.27	8.45	8.62	.79
Class 3	22.28	11.35	8.53	8.70	.72
Class 4	21.83	11.04	8.19	8.36	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	11

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund increased 4.88% for the six months ended June 30, 2014. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index, gained 6.18% and 6.14%,* respectively.

Recovery in emerging market equities and moderate economic growth punctuated the six months. There has been unprecedented liquidity injected into the financial system, and tapering will continue to occur, which has to be a concern since no one knows precisely what the outcome will be.

Strong stock selection in health care stocks — highlighted by Novo Nordisk — aided fund results. French information technology firm Alcatel-Lucent — a contributor in recent periods — gave back some of its recent strong results and detracted. On a country basis, stocks of companies domiciled in India and the U.K. aided results, while French and Russian companies lagged. In fixed income, exposure to bonds originating from Greece helped, while U.S. bonds lagged.

As global economies continue to get stronger, it is likely that interest rates will move up to more sustainable long-term levels. The fund’s portfolio managers remain focused on individual companies and evaluate metrics such as the trajectory of earnings in their review of stocks to hold for the long term.

Country diversification	Percent of net assets
Asia/Pacific Basin
India	11.2%
China	7.8
Japan	6.0
Hong Kong	2.4
Philippines	2.3
Australia	1.4
Taiwan	1.3
Other	1.5
33.9

Europe
United Kingdom	5.7
Russia	4.4
France	4.3
Switzerland	3.0
Greece	1.9
Denmark	1.7
Slovenia	1.3
Spain	1.1
Portugal	1.0
Sweden	1.0
Other	2.7
28.1

The Americas
United States	15.4
Mexico	3.8
Canada	3.6
Brazil	1.2
Other	1.7
25.7

Other regions
South Africa	4.3
Other	.9
5.2

Short-term securities & other assets less liabilities	7.1

Total	100.0%

Largest individual equity securities	Percent of net assets
Baidu	2.88%
Alcatel-Lucent	2.07
Reliance Communications	2.06
Novo Nordisk	1.68
Pacific Rubiales Energy	1.66
Ctrip.com International	1.62
AEON Financial Service	1.60
Naspers	1.56
Mail.Ru Group	1.55
Google	1.53

12	American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio
Class 1	19.97%	12.01%	11.80%	9.81%	.78%
Class 2	19.65	11.73	11.53	9.54	1.03
Class 4	19.30	11.47	11.25	9.27	1.28	†

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
†	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund was up 8.02% for the six months ended June 30, 2014, outpacing its benchmark index, the S&P 500, which gained 7.12%.

The U.S. economy is gradually improving, but at a slower rate than most observers expected — particularly in areas sensitive to rising interest rates such as housing and autos. The Federal Reserve has injected a huge amount of liquidity into the system, which has helped financial assets recover, but the real economy has lagged.

Information technology holdings aided fund results, highlighted by the rise in stock price of Hewlett-Packard. Utilities stocks, led by Exelon, also were strong positive contributors to fund results. Financial holdings detracted, but the fund had lower exposure than the benchmark. Cash was a slight drag on returns.

Equity markets have continued to be strong in 2014 and have tripled since the low in 2009. As a result, market valuations have moved above long-term averages and overall market risk has increased. This warrants a more cautious stance than would have been appropriate a year or two ago, and the fund has shifted toward more defensive investments. Despite greater caution, we do continue to look for and find select companies that offer attractive risk-adjusted returns.

Largest individual equity securities	Percent of net assets
Verizon	5.25%
Gilead Sciences	4.93
Amgen	4.66
Apple	3.73
Philip Morris International	3.08
Altria	2.85
CenturyLink	2.70
Oracle	2.53
Johnson Controls	2.51
Exelon	2.23

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
Class 1	25.77%	18.05%	7.64%	5.69%	.42%
Class 2	25.51	17.75	7.37	5.42	.67
Class 4	25.51	17.59	7.16	5.21	.92	*

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 6.41% for the six months ended June 30, 2014, slightly ahead of the MSCI ACWI (All Country World Index), which rose 6.18%.*

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

Stock selection in a range of industries was the key to the fund outpacing the index. The fund’s two largest holdings at June 30, U.S. pharmaceutical giant Merck and information technology company Taiwan Semiconductor Manufacturing, were the top contributors to the fund’s relative result. Three other semiconductor industry holdings also helped the result, along with some companies in the industrials, utilities and consumer staples sectors.

The financials sector, the fund’s largest at June 30 by a significant margin, was one of the weakest during the period on both an absolute and relative basis. It included two of the top five detractors to relative returns in French company AXA and the U.S.-based CME Group. Weakness in the consumer discretionary and materials sectors also hurt results.

On a country basis, holdings in the United Kingdom, Taiwan and Portugal were the main contributors to the fund’s relative return, while France and Japan were the primary detractors.

As always, the portfolio managers remain confident that they can uncover promising long-term investment opportunities.

Country diversification	Percent of net assets
The Americas
United States	44.7%
Canada	3.6
Mexico	.4
48.7

Europe
United Kingdom	9.6
France	7.2
Spain	3.4
Switzerland	3.2
Germany	2.6
Portugal	1.1
Other	3.5
30.6

Asia/Pacific Basin
Japan	6.2
Taiwan	3.2
Hong Kong	1.7
India	1.5
China	1.2
Philippines	1.1
Other	1.8
16.7
Other regions
South Africa	1.5

Short-term securities & other assets less liabilities	2.5

Total	100.0%

Largest individual equity securities	Percent of net assets
Merck	4.30%
Taiwan Semiconductor Manufacturing	2.90
AXA	2.33
United Continental	1.85
Microsoft	1.74
Lockheed Martin	1.60
Novartis	1.58
Potash Corp. of Saskatchewan	1.54
Banco Santander	1.54
CME Group	1.53

16	American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	Lifetime (since May 1, 2006)	Expense ratio
Class 1	21.79%	15.84%	6.72%	.62%
Class 2	21.55	15.55	6.45	.87
Class 4	21.15	15.30	6.21	1.12

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.94% for the six months ended June 30, 2014, slightly trailing the S&P 500, which rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

Stock selection was a key factor in the fund’s results, with select holdings in the energy and health care sectors the primary drivers of relative returns. Standout health care holdings were U.S. biotechnology leaders Illumina, the top contributor to relative returns, and Gilead Sciences, the fund’s largest holding at June 30. U.S. oil and gas company EOG Resources, the fund’s eighth-largest holding at the end of the period, topped the energy sector. Holdings in the industrials sector also made a significant contribution to relative returns.

The biggest drag on results came from holdings in the consumer discretionary sector, the fund’s third-largest at June 30, notably third-largest holding Amazon (which gave up some of its gains from 2013), General Motors and Mattel. Holdings in cash also held back results.

Looking ahead, the portfolio managers expect stock market returns to be reasonably positive as long as central bank stimulus packages remain in place and economic growth continues.

Largest individual equity securities	Percent of net assets
Gilead Sciences	3.86%
Google	2.66
Amazon	2.57
Texas Instruments	2.50
Amgen	2.50
Oracle	2.14
Philip Morris International	2.09
EOG Resources	1.54
Celanese	1.50
Microsoft	1.49

18	American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	28.06%	17.71%	7.62%	11.49%	.29%
Class 2	27.77	17.42	7.35	11.19	.54
Class 3	27.85	17.50	7.43	11.29	.47
Class 4	27.42	17.16	7.10	10.94	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 5.45% for the six months ended June 30, 2014, slightly trailing the MSCI ACWI (All Country World Index) ex USA, which rose 5.56%.*

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

Strong returns from several holdings in the utilities sector powered the fund’s result. Two electricity providers were among the top five contributors to relative returns: EDP, of Portugal, the fund’s largest holding at June 30, and Finnish utility Fortum. Another defensive sector, health care, also helped the fund, with strong results from several pharmaceutical companies, particularly Finnish company Orion, the 10th-largest holding, and second-largest holding Novartis, of Switzerland.

The fund’s relative results were hurt by weak returns from holdings in the consumer discretionary sector, the second-largest at June 30, and a low weighting in the strong energy sector. Investments in the financials sector, the fund’s largest by a significant margin, made a modest absolute and relative contribution despite disappointing results from some European banks.

On a country basis, holdings in Portugal, Finland and Japan were the main relative contributors, while holdings in the U.S., Canada and the U.K. were weakest.

As always, the fund’s portfolio managers are maintaining a relatively balanced approach by sector and geography while keeping a wary eye on issues that could derail global economic growth.

Country diversification	Percent of net assets
Europe
United Kingdom	23.1%
France	5.9
Germany	5.8
Switzerland	5.7
Sweden	4.5
Finland	4.0
Portugal	3.5
Spain	2.3
Russian Federation	1.8
Denmark	1.4
Ireland	1.3
Other	1.7
61.0
Asia/Pacific Basin
Hong Kong	7.1
Japan	4.2
Australia	2.5
Thailand	2.2
India	2.0
South Korea	1.7
China	1.3
Indonesia	1.2
Singapore	1.0
Taiwan	1.0
24.2
The Americas
United States	3.4
Other	.7
4.1

Other regions
Other	2.0

Short-term securities & other assets less liabilities	8.7

Total	100.0%

Largest individual equity securities	Percent of net assets
EDP - Energias de Portugal	3.32%
Novartis	3.10
Prudential	2.28
Fortum	2.26
Aviva	2.25
National Grid	2.14
Philip Morris International	1.94
H&M	1.91
BP	1.70
Orion	1.52

20	American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	21.20%	12.28%	15.23%	.69%
Class 2	20.92	12.00	14.94	.94
Class 4	20.79	11.80	14.73	1.19

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	21

Capital Income Builder

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, the newest fund in the American Funds Insurance Series lineup, was introduced on May 1, 2014. The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

From its inception through June 30, Capital Income Builder gained 2.51%, which included reinvestment of a 6-cents-a-share dividend. The fund’s primary benchmark, the S&P 500, rose 4.47% over the same period, while the Lipper Income Funds Average, a measure of similar funds, gained 2.26%.

During the fund’s first two months of operations, the four portfolio managers invested 29.9% of assets in U.S. stocks, 44.9% in stocks from outside the U.S. and 18.5% in investment-grade U.S. bonds. The relatively stable consumer staples and health care sectors were the two largest sectors at June 30 at 11.6% and 10.0%, respectively.

Outside the U.S., the portfolio managers have found attractive opportunities in dividend-paying companies in 18 countries, led by the United Kingdom at 14.2% of assets and Switzerland at 5.0%.

The fund began amid continuing growth in major developed economies, supported by accommodative central bank policies in the U.S., Japan and Europe. While the fund’s portfolio managers see no particular reason to believe that the growth will not continue, they are keeping a watchful eye on geopolitical issues that could threaten economic stability, particularly the turmoil in the Middle East and Ukraine.

Country diversification	Percent of net assets
The Americas
United States	48.4%
Canada	1.6
50.0

Europe
United Kingdom	14.2
Switzerland	5.0
Sweden	2.9
Finland	2.6
Germany	2.2
France	1.7
Norway	1.3
Italy	1.1
Other	1.1
32.1

Asia/Pacific Basin
Hong Kong	3.4
Australia	2.2
Japan	2.1
Singapore	1.9
Other	1.2
10.8

Other regions
South Africa	.4

Short-term securities & other assets less liabilities	6.7

Total	100.0%

22	American Funds Insurance Series

Capital Income Builder

Cumulative returns based on a $1,000 investment

For periods ended June 30, 2014

	Lifetime (since May 1, 2014)	Expense ratio*
Class 1	2.51%	.53%
Class 2	2.51	.78
Class 4	2.36	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 4.00% for the six months ended June 30, 2014. The S&P 500, the benchmark for the fund’s equity holdings, gained 7.12% over the same period, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds (rated BBB/Baa and above), rose 3.93%. A blend of the two indexes, the 60/40 S&P/Barclays Index, gained 5.89%.*

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases – its longest streak of advances since 1998. The second half of the period accounted for most of the gain. Bonds rallied amid rising geopolitical risks, which bolstered demand for safe-haven assets.

All but one of the fund’s industry sectors finished the period ahead, with holdings in information technology having the most positive impact on the fund’s relative return. Leading the sector were AAC Technologies Holdings, a Chinese company that makes miniature technology components, and Microsoft, the fund’s largest holding at June 30.

The fund trailed the index in several sectors, with the biggest drag on relative returns coming from holdings in the financials, energy and consumer discretionary sectors. Holdings outside the U.S. generally added relative value, with the strongest returns coming from China and Taiwan. Japan and Switzerland were weakest.

In the fund’s fixed-income portfolio, sector allocation and bond selection had a positive impact on fund returns. Corporate bonds were the main contributors, led by Microsoft, Merck and Broadcom, while Amazon, Canadian Pacific Railway and Oil States International were primary detractors.

The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, again held back results.

Largest individual equity securities	Percent of net assets
Microsoft	3.52%
Comcast	2.24
Merck	2.16
Lockheed Martin	2.00
Amazon	1.92
JPMorgan Chase	1.61
ACE	1.60
American Express	1.45
Boeing	1.40
Johnson & Johnson	1.28

24	American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	17.02%	15.15%	8.02%	8.76%	.31%
Class 2	16.72	14.85	7.75	8.47	.56
Class 3	16.76	14.93	7.82	8.56	.49
Class 4	16.63	14.66	7.52	8.24	.81	†

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
†	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 4.77% for the six months ended June 30, 2014. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.18%,* while the Barclays Global Aggregate Index, a measure of investment-grade bonds, was up 4.93%. The 60/40 MSCI/Barclays Index increased 5.73%.*

The fund’s portfolio managers continue to see value in Europe although the fund was not aggressively positioned in related stocks due to the halting nature of its economic recovery. Emerging markets remain at a low concentration as the structural issues there persist; a potential increase in rates by the Federal Reserve would be a problem for most countries in emerging markets.

Stock selection in consumer staples led by Lorillard, which has been the subject of takeover speculation, benefited fund results on a relative basis, while financials holdings detracted as Deutsche Bank had a disappointing period. Companies headquartered in the U.K. aided relative results, while stocks of companies based in Japan, particularly financials, detracted.

The fixed-income portion of the fund was beneficial as exposure to Japan and Mexico helped relative fund results. Gains were offset by bonds originating from the euro zone. Cash has been a detractor year to date, but at such low interest rates, was seen as a better defensive holding than a higher concentration of bonds.

Five largest sectors in common stock holdings	Percent of net assets
Financials	11.3%
Industrials	11.0
Consumer staples	9.5
Information technology	8.8
Health care	6.4

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	29.2%	16.3%	(1.6)%	4.0%	47.9%
Euros	17.0	6.1	.9	—	24.0
British pounds	6.7	1.7	.6	—	9.0
Japanese yen	4.1	1.7	.9	—	6.7
Swiss francs	2.6	—	—	—	2.6
Hong Kong dollars	1.8	—	—	—	1.8
Mexican pesos	—	1.6	—	—	1.6
Swedish kronor	1.0	.6	(.5)	—	1.1
Polish zloty	—	1.1	—	—	1.1
Australian dollars	.4	.4	(.4)	—	.4
Other currencies	1.9	1.8	.1	—	3.8
					100.0%

26	American Funds Insurance Series

Global Balanced Fund

Largest individual equity securities	Percent of net assets
ASML Holding	2.10%
Microsoft	2.01
Merck	1.96
Nestlé	1.46
Royal Dutch Shell	1.42

Largest fixed-income holdings (by issuer)	Percent of net assets
U.S. Treasury	5.10%
Fannie Mae	2.66
Japanese Government	1.71
United Kingdom Government	1.66
German Government	1.51

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	Lifetime (since May 2, 2011)	Expense ratio
Class 1	14.80%	7.32%	.70%
Class 2	14.58	7.07	.95
Class 4	14.73	7.00	1.20

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund increased 4.05% for the six months ended June 30, 2014, edging its benchmark, the Barclays U.S. Aggregate Index, which gained 3.93%.

The U.S. economy is further along in its expansion but with mixed indicators. Major central banks are still applying more liquidity into the system, although the U.S. Federal Reserve has signaled it will continue to decelerate gently. Questions linger whether the economy has the momentum to accelerate on its own. Debt servicing costs are coming down so companies can refinance their debt more cheaply, and there are early signs of mergers and acquisitions.

The fund’s exposure to corporate bonds was historically low because valuations are rich given investors’ stretch for yield. The fund has more recently rotated back into mortgage-backed securities. The fund has also avoided 10-year Treasuries in favor of 30-year Treasuries as corporations with future pension obligations are acquiring those long duration assets.

The view of the portfolio managers is that there will be a gentle rise in interest rates; however, they likely will not reach as high as many expect. There are still weak points in major economies, such as negative first quarter U.S. gross domestic product growth, that need to be closely monitored before stimulus can be entirely removed.

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	37.45%
Fannie Mae	20.25
Freddie Mac	2.29
Government National Mortgage Assn.	.83
J.P. Morgan Chase Commercial Mortgage Securities	.75
Verizon	.67
Spanish Government	.64
Bank of America	.54
Midamerican Energy	.53
Greenwich Capital Commercial Funding	.53

28	American Funds Insurance Series

Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

				Lifetime	Expense
	1 year	5 years	10 years	(since January 2, 1996)	ratio
Class 1	4.79%	5.45%	4.14%	5.16%	.39%
Class 2	4.57	5.19	3.89	4.90	.64
Class 4	4.30	4.95	3.64	4.65	.89

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 5.62% for the six months ended June 30, 2014, ahead of the Barclays Global Aggregate Index, which rose 4.93%.

The first half of the year saw continuing optimism around the euro area economy, with peripheral bond spreads gradually tightening, which helped the fund’s return.

Growth started to pick up, particularly in the United Kingdom, which led to speculation that the Bank of England might start to raise rates at the end of the year. The pound strengthened as a result.

Bond yields came down in many bond markets around the world, supporting fund returns. The yield on the 10-year German bund ended the period close to levels last seen during the euro zone financial crisis of 2012, while corporate bond spreads tightened to levels not seen since before the financial crisis.

The major currencies — euro, Japanese yen and U.S. dollar — were relatively stable during the period. Many emerging market bonds and currencies strengthened in the second quarter, lifting the fund’s investments in those areas, notably Eastern Europe, Brazil, Mexico and South Korea.

Looking ahead, the fund’s portfolio managers remain optimistic that global growth will continue to strengthen in the coming months.

Currency weighting (after hedging) by country	Percent of net assets
United States[1]	48.8%
EMU[2]	21.8
Japan	10.8
United Kingdom	6.2
Mexico	3.3
Poland	2.6
South Korea	1.1
Colombia	.8
Hungary	.7
Norway	.7
Israel	.5
Brazil	.5
Russian Federation	.5
Sweden	.4
South Africa	.4
Canada	.3
Australia	.3
Turkey	.2
Malaysia	.1
Total	100.0%

Non-U.S. government bonds by country
EMU[2]:
Spain	5.3%
Ireland	3.8
Germany	2.2
Italy	1.9
Belgium	1.6
Other	3.8	18.6%
Japan		5.9
United Kingdom		4.7
Mexico		3.4
Poland		3.3
Hungary		2.4
Sweden		1.1
South Korea		1.1
Colombia		.9
Israel		.8
Other		4.9
Total		47.1%

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	16.22%
Japanese Government	5.88
Fannie Mae	5.79
Spanish Government	5.31
United Kingdom Government	4.73
Irish Government	3.81
United Mexican States Government	3.35
Polish Government	3.28
Hungarian Government	2.38
German Government	2.15

30	American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	Lifetime (since October 4, 2006)		Expense ratio
Class 1	8.70%	5.42%	5.89%		.56%
Class 2	8.37	5.15	5.61	[3]	.81
Class 4	8.46	4.99	5.42		1.06	[4]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 18.0%.
[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[3]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.
[4]	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.17% for the six months ended June 30, 2014. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 5.46%.

The six-month period saw a continuation of recent themes: modest growth, continued low interest rates and strong returns in high yield bonds. The yield of 10-year U.S. Treasuries declined from 3.04% to 2.53%, reflecting continuing concerns about economic growth.

The fund increased its exposure to health care securities as attractive opportunities arise in this sector. Corporate bonds in life sciences, tools & services and European government bonds helped results. Corporate bonds within independent power & renewables hurt fund results. Cash was a relative detractor.

Modest growth combined with ample liquidity to facilitate refinancing of balance sheets and financing of capital plans means defaults and incidents of financial distress are likely to stay low. While we expect economic growth to strengthen and interest rates to be a headwind going forward, our expectations are for a continuation of the relatively weak recovery. In this environment, we think we can continue to find attractive credits but the total return opportunity is not as great as it has been and we have been adopting a slightly more conservative investment posture.

Largest holdings (by issuer)	Percent of net assets
T-Mobile	2.45%
Sprint Nextel	2.40
First Data	2.38
inVentiv Health	1.90
Reynolds Group	1.88
First Quantum Minerals	1.77
Wind Acquisition	1.77
Freescale Semiconductor	1.68
Forest Laboratories	1.59
DISH DBS	1.58

32	American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014
	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	9.92%	12.06%	7.14%	9.49%	.48%
Class 2	9.66	11.78	6.88	9.15	.73
Class 3	9.78	11.88	6.97	9.30	.66
Class 4	9.74	11.62	6.66	8.96	.98	*

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 4.02% for the six months ended June 30, 2014, essentially matching the 4.03% return of the Barclays U.S. Mortgage-Backed Securities Index.

The first six months of 2014 was a strong period for agency mortgage-backed securities, with the Barclays index beating a duration-equivalent U.S. Treasury portfolio by 68 basis points.

The U.S. Treasury yield curve flattened during the period with five-year yields falling 13 basis points and 10- and 30-year yields decreasing by about 50 and 60 basis points, respectively. Two investment drivers that are flattening the yield curve are the market pricing in Federal Reserve rate increases expected to start in the middle of 2015 and a lower long run terminal federal funds rate.

Yields on agency mortgage-backed securities fell by about 45 basis points in the first half of 2014, largely driven by the nearly 50 basis point drop in 10-year Treasury yields.

Portfolio managers increased the fund’s weighting in U.S. Treasuries from 10% to 23% during the period. At June 30, the fund had a low weighting in agency mortgage-backed securities while managers wait for better opportunities as the Fed continues to taper its purchases.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Fannie Mae	28.9%
Ginnie Mae	14.4
Freddie Mac	9.7	53.0%
Other		12.6
Total		65.6%

34	American Funds Insurance Series

Mortgage Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Lifetime (since May 2, 2011)	Expense ratio
Class 1	4.24%	3.16%	.44%
Class 2	4.09	2.92	.69
Class 4	4.05	2.83	.94

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets
Mortgage-backed obligations	65.6%
U.S. Treasury bonds & notes	22.5
Federal agency bonds & notes	11.9
Other bonds & notes	1.6
Short-term securities & other assets less liabilities	(1.6)
Total	100.0%

American Funds Insurance Series	35

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 3.83% for the six months ended June 30, 2014, ahead of the Barclays U.S. Government/Mortgage-Backed Securities Index, which rose 3.24%.

The first half of the year was characterized by weak first-quarter economic performance related to weather disruption and health care-related uncertainty for business. A stronger second quarter failed to make up for the lost output in the first quarter. The 10-year U.S. Treasury yield fell from 3.04% at the beginning of the year to 2.53% at June 30.

The fund benefited from its overweight positions in 30-year bonds, which fared better than shorter term bonds. Holdings in mortgage-backed securities did well as mortgage spreads tightened and prepayments on premium mortgage-backed securities were surprisingly low.

A substantial position in multifamily housing asset-backed bonds issued by Freddie Mac contributed to the fund’s results as these securities tightened to historically low levels. Inflation index-linked bonds also did well, supported by fears of rising inflation.

Breakdown of mortgage-backed obligations		Percent of net assets
30-year pass-throughs:
Fannie Mae	13.6%
Ginnie Mae	4.2
Freddie Mac	2.9	20.7%
15-year pass-throughs		1.4
Other		3.2
Total		25.3%

36	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio
Class 1	3.40%	3.77%	4.40%	6.37%	.35%
Class 2	3.17	3.52	4.15	6.06	.60
Class 3	3.26	3.59	4.22	6.18	.53
Class 4	3.08	3.35	3.93	5.85	.85	*

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series	37

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.27% for the six months ended June 30, 2014.

Short-term interest rates remained at historically low levels during the period, so the fund’s expenses again exceeded its income.

Investors should expect this situation to continue until short-term rates begin to rise.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	5 year	10 year	Lifetime (since February 8, 1984)	Expense ratio
Class 1	-0.27%	-0.19%	1.43%	3.89%	.34%
Class 2	-0.54	-0.44	1.19	3.60	.59
Class 3	-0.45	-0.39	1.25	3.70	.52
Class 4	-0.35	-0.57	0.99	3.39	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Although the fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the fund.

As of June 30, 2014, Cash Management Fund’s annualized seven-day SEC yield was -0.27% for Class 1 shares; -0.52% for Class 2 shares; -0.45% for Class 3 shares; and -0.30% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets
Federal agency discount notes	55.4%
Commercial paper	26.6
U.S. Treasuries	18.3
Other assets less liabilities	(.3)
Total	100.0%

38	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 2.98% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Life time (since May 1, 2013)	Gross expense ratio*	Net expense ratio*
Class P1	17.84%	15.93%	.97%	.81%
Class P2	17.43	15.59	1.22	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	39

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund gained 1.51% for the six months ended June 30, 2014. Over the same period, the MSCI ACWI (All Country World Index) ex USA rose 5.56%.*

Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Life time (since May 1, 2013)	Gross expense ratio†	Net expense ratio†
Class P1	13.19%	9.31%	1.14%	.98%
Class P2	12.89	9.06	1.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
†	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 5.53% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio*	Net expense ratio*
Class P1	18.55%	15.84%	1.04%	.88%
Class P2	18.13	15.48	1.29	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 4.79% for the six months ended June 30, 2014. Over the same period, the S&P 500 rose 7.12%.

Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio*	Net expense ratio*
Class P1	21.41%	18.63%	.91%	.75%
Class P2	21.00	18.29	1.16	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 2.69% for the six months ended June 30, 2014. Over the same period, the S&P 500, which measures U.S. stocks, rose 7.12%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 3.93%. A blend of the two indexes, the 60/40 S&P/Barclays Index, rose 5.89%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2014

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio†	Net expense ratio
Class P1	14.17%	13.99%	.86%	.76%
Class P2	13.89	13.74	1.11	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2014. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2015, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Global Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.59%	Shares	Value (000)	Percent of net assets
Consumer discretionary 20.21%
Amazon.com, Inc.[1]	508,900	$165,280	2.83%
Priceline Group Inc.[1]	104,000	125,112	2.14
Home Depot, Inc.	1,161,000	93,994	1.61
Toyota Motor Corp.	1,250,000	75,070	1.29
Swatch Group Ltd, non-registered shares	82,550	49,848	1.12
Swatch Group Ltd	137,000	15,217
Honda Motor Co., Ltd.	1,753,800	61,233	1.05
Walt Disney Co.	683,705	58,621	1.01
Industria de Diseño Textil, SA	377,000	58,024	.99
HUGO BOSS AG	335,500	50,144	.86
Liberty Global PLC, Class C1	816,465	34,545	.59
Navitas Ltd.	5,950,000	40,003	.69
Other securities		351,562	6.03
		1,178,653	20.21

Health care 16.65%
Novo Nordisk A/S, Class B	4,401,000	202,557	3.47
Vertex Pharmaceuticals Inc.[1]	1,693,000	160,293	2.75
Merck & Co., Inc.	1,544,000	89,321	1.53
UnitedHealth Group Inc.	960,000	78,480	1.35
Regeneron Pharmaceuticals, Inc.[1]	237,200	67,002	1.15
Novartis AG	580,000	52,519	.90
Bayer AG	349,300	49,336	.85
Bristol-Myers Squibb Co.	929,600	45,095	.77
Express Scripts Holding Co.[1]	628,000	43,539	.75
Hologic, Inc.[1]	1,613,000	40,890	.70
Other securities		142,043	2.43
		971,075	16.65

Information technology 16.52%
Google Inc., Class A1	107,700	62,969
Google Inc., Class C1	107,700	61,958	2.14
ASML Holding NV (New York registered)	647,176	60,362	2.03
ASML Holding NV	624,897	58,194
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	99,055	1.87
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,267
Alcatel-Lucent[1]	22,539,144	80,490	1.38
Nintendo Co., Ltd.	535,000	64,033	1.10
TDK Corp.	950,000	44,544	.77
Visa Inc., Class A	206,000	43,406	.75
ASM Pacific Technology Ltd.	3,900,000	42,621	.73
Wirecard AG	825,662	35,647	.61
Other securities		299,730	5.14
		963,276	16.52

44	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials 14.11%
Moody’s Corp.	1,651,000	$144,727	2.48%
ORIX Corp.	4,990,000	82,703	1.42
AIA Group Ltd.	13,255,300	66,615	1.14
JPMorgan Chase & Co.	1,145,000	65,975	1.13
Bankia, SA1	29,520,000	57,237	.98
HSBC Holdings PLC	4,320,228	43,837	.75
AEON Financial Service Co., Ltd.	1,365,000	35,693	.61
Prudential PLC	1,522,434	34,940	.60
Other securities		291,428	5.00
		823,155	14.11

Industrials 8.39%
Geberit AG	150,000	52,656	.90
Airbus Group NV	645,000	43,224	.74
Rolls-Royce Holdings PLC[1]	2,150,000	39,334	.67
KONE Oyj, Class B	880,000	36,728	.63
Other securities		317,551	5.45
		489,493	8.39

Consumer staples 6.69%
Associated British Foods PLC	1,590,000	82,967	1.42
Nestlé SA	820,000	63,525	1.09
Colgate-Palmolive Co.	632,000	43,090	.74
Other securities		200,874	3.44
		390,456	6.69

Energy 3.70%
Oil Search Ltd.	4,973,952	45,354	.78
Other securities		170,260	2.92
		215,614	3.70

Materials 3.29%
First Quantum Minerals Ltd.	2,669,400	57,088	.98
Other securities		134,975	2.31
		192,063	3.29

Telecommunication services 2.70%
SoftBank Corp.	1,692,000	125,983	2.16
Other securities		31,665	.54
		157,648	2.70

Utilities 0.50%
Other securities		29,020	.50

Miscellaneous 1.83%
Other common stocks in initial period of acquisition		106,986	1.83

Total common stocks (cost: $3,922,775,000)		5,517,439	94.59

American Funds Insurance Series	45

Global Growth Fund

Preferred securities 0.18%	Value (000)	Percent of net assets
Miscellaneous 0.18%
Other preferred securities in initial period of acquisition	$10,335	.18%

Total preferred securities (cost: $10,725,000)	10,335	.18

Bonds, notes & other debt instruments 0.62%
U.S. Treasury 0.62%
Other securities	36,322	.62

Total bonds, notes & other debt instruments (cost: $36,282,000)	36,322	.62

Short-term securities 4.54%	Principal amount (000)
Federal Home Loan Bank 0.06%–0.075% due 8/1/2014–9/24/2014	$82,000	81,996	1.41
Other securities		182,675	3.13

Total short-term securities (cost: $264,662,000)		264,671	4.54

Total investment securities (cost: $4,234,444,000)		5,828,767	99.93
Other assets less liabilities		4,108	.07

Net assets		$5,832,875	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $131,978,000, which represented 2.26% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $600,000, which represented .01% of the net assets of the fund.

46	American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $153,143,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Japanese yen	7/11/2014	Bank of America, N.A.	$16,722	¥1,700,000	$ (60)
Japanese yen	7/31/2014	Bank of America, N.A.	$4,920	¥500,000	(17)
Japanese yen	8/14/2014	Citibank	$9,798	¥1,000,000	(77)
Japanese yen	8/14/2014	Bank of New York Mellon	$28,414	¥2,900,000	(222)
Japanese yen	9/4/2014	Bank of America, N.A.	$95,797	¥9,800,000	(988)
					$(1,364)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	47

Global Small Capitalization Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 92.28%	Shares	Value (000)	Percent of net assets
Consumer discretionary 20.81%
Netflix, Inc.[1]	304,000	$133,942	3.03%
Lions Gate Entertainment Corp.	3,001,000	85,769	1.94
Melco Crown Entertainment Ltd. (ADR)	1,732,000	61,850	1.40
Penske Automotive Group, Inc.	1,205,000	59,647	1.35
Domino’s Pizza, Inc.	541,000	39,542	.89
Paddy Power PLC	523,300	34,395	.78
Group 1 Automotive, Inc.	371,600	31,330	.71
Hankook Tire Co., Ltd.	418,940	25,009	.57
Melco International Development Ltd.	8,216,000	24,859	.56
Other securities		423,502	9.58
		919,845	20.81

Health care 16.55%
Synageva BioPharma Corp.[1]	1,346,100	141,071	3.19
Illumina, Inc.[1]	399,700	71,362	1.61
Endo International PLC (CAD denominated)[1]	597,224	41,423
Endo International PLC[1]	201,600	14,116	1.26
athenahealth, Inc.[1]	396,600	49,627	1.12
Myriad Genetics, Inc.[1]	1,212,898	47,206	1.07
BioMarin Pharmaceutical Inc.[1]	748,800	46,583	1.05
Hikma Pharmaceuticals PLC	1,491,000	42,817	.97
bluebird bio, Inc.[1]	1,057,700	40,796	.92
Ultragenyx Pharmaceutical Inc.[1,2]	607,606	24,821	.82
Ultragenyx Pharmaceutical Inc.[1]	258,600	11,609
Novadaq Technologies Inc.[1]	1,630,700	26,874	.61
Insulet Corp.[1]	577,400	22,905	.52
Other securities		150,505	3.41
		731,715	16.55

Information technology 12.74%
AAC Technologies Holdings Inc.	11,687,100	76,075	1.72
TriQuint Semiconductor, Inc.[1]	4,184,978	66,164	1.50
Palo Alto Networks, Inc.[1]	631,200	52,926	1.20
Topcon Corp.	1,398,700	32,308	.73
Semiconductor Manufacturing International Corp.[1]	358,447,500	30,987	.70
Hamamatsu Photonics KK	480,300	23,563	.53
Other securities		281,095	6.36
		563,118	12.74

Industrials 12.62%
International Container Terminal Services, Inc.	34,610,000	88,012	1.99
Intertek Group PLC	1,065,000	50,104	1.13
Moog Inc., Class A1	547,100	39,878	.90
Polypore International, Inc.[1]	672,000	32,075	.73
JVM Co., Ltd.[1,3]	411,500	25,419	.57
Other securities		322,283	7.30
		557,771	12.62

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials 6.96%
SVB Financial Group[1]	257,600	$30,041	.68%
Ocwen Financial Corp.[1]	809,000	30,014	.68
K. Wah International Holdings Ltd.	38,204,793	26,668	.60
Old Republic International Corp.	1,450,000	23,983	.54
Other securities		197,178	4.46
		307,884	6.96

Energy 5.66%
InterOil Corp.[1]	1,184,235	75,720	1.71
Ophir Energy PLC[1]	7,981,562	30,092	.68
Amerisur Resources PLC[1]	27,117,360	29,702	.67
C&J Energy Services, Inc.[1]	707,000	23,882	.54
Other securities		90,834	2.06
		250,230	5.66

Materials 5.00%
PolyOne Corp.	660,168	27,819	.63
OM Group, Inc.	735,000	23,836	.54
AptarGroup, Inc.	345,500	23,152	.52
Other securities		146,336	3.31
		221,143	5.00

Consumer staples 3.56%
Puregold Price Club, Inc.	37,418,000	37,204	.84
Other securities		120,257	2.72
		157,461	3.56

Utilities 2.53%
ENN Energy Holdings Ltd.	10,865,700	78,089	1.77
Other securities		33,630	.76
		111,719	2.53

Telecommunication services 0.86%
Other securities		37,891	.86

Miscellaneous 4.99%
Other common stocks in initial period of acquisition		220,548	4.99

Total common stocks (cost: $2,861,305,000)		4,079,325	92.28

American Funds Insurance Series	49

Global Small Capitalization Fund

Rights & warrants 0.01%	Value (000)	Percent of net assets
Energy 0.01%
Other securities	$321	.01%

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition	226	.00

Total rights & warrants (cost: $264,000)	547	.01

Convertible securities 0.11%
Other 0.11%
Other securities	4,934	.11

Total convertible securities (cost: $4,974,000)	4,934	.11

Bonds, notes & other debt instruments 0.23%
U.S. Treasury bonds & notes 0.23%
Other securities	10,247	.23

Total bonds, notes & other debt instruments (cost: $10,234,000)	10,247	.23

50	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 7.54%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.075%–0.083% due 8/20/2014–12/5/2014	$84,000	$83,989	1.90%
Freddie Mac 0.085%–0.14% due 7/16/2014–12/8/2014	47,900	47,892	1.08
Fannie Mae 0.075%–0.15% due 9/3/2014–10/27/2014	41,400	41,395	.94
Bank of Nova Scotia 0.155% due 8/12/2014	34,400	34,396	.78
Sumitomo Mitsui Banking Corp. 0.15% due 7/8/2014[4]	25,200	25,199	.57
Army and Air Force Exchange Service 0.10% due 7/17/2014[4]	24,300	24,299	.55
Other securities		76,196	1.72

Total short-term securities (cost: $333,342,000)		333,366	7.54

Total investment securities (cost: $3,210,119,000)		4,428,419	100.17
Other assets less liabilities		(7,505)	(.17)

Net assets		$4,420,914	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $3,307,000, a cost of $3,307,000, and which represented .07% of the net assets of the fund) was acquired on 6/10/2014 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $25,329,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Australian dollars	7/17/2014	Barclays Bank PLC	$934	A$1,000	$ (8)
Australian dollars	7/18/2014	UBS AG	$923	A$1,000	(19)
Euros	7/10/2014	HSBC Bank	$2,454	€1,800	(10)
Japanese yen	7/15/2014	Bank of New York Mellon	$5,860	¥600,000	(64)
					$(101)

American Funds Insurance Series	51

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2014 (000)
JVM Co., Ltd.[1]	411,500	—	—	411,500	$—	$25,419
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	—	21,635
Mauna Kea Technologies SA1	881,400	—	—	881,400	—	11,309
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	9,171
Victoria Oil & Gas PLC[1]	278,662,420	—	—	278,662,420	—	6,247
Airesis SA1	3,294,151	—	—	3,294,151	—	6,129
Canadian Overseas Petroleum Ltd.[1]	16,670,000	—	—	16,670,000	—	4,218
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	—	6,050,000	—	6,050,000	—	1,243
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	3,330
Indochine Mining Ltd.[1]	58,574,166	14,625,300	—	73,199,466	—	1,864
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	1,669
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	153
Wildhorse Energy Ltd. (CDI)[1]	7,225,777	—	—	7,225,777	—	71
Ultragenyx Pharmaceutical Inc.[1,2,5]	—	607,606	—	607,606	—	—
Ultragenyx Pharmaceutical Inc.[1,5]	—	258,600	—	258,600	—	—
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[5]	1,904,544	—	1,904,544	—	134	—
					$134	$92,458

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $49,709,000, which represented 1.12% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $132,941,000, which represented 3.01% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2014.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

CAD = Canadian dollars

€ = Euros

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

52	American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 95.85%	Shares	Value (000)	Percent of net assets
Consumer discretionary 18.41%
Amazon.com, Inc.[1]	2,766,800	$898,601	3.83%
Home Depot, Inc.	7,060,000	571,578	2.43
Comcast Corp., Class A	8,055,000	432,392	1.84
Tiffany & Co.	2,435,000	244,109	1.04
NIKE, Inc., Class B	2,600,000	201,630	.86
Johnson Controls, Inc.	3,249,100	162,228	.69
Twenty-First Century Fox, Inc., Class A	4,540,000	159,581	.68
Marriott International, Inc., Class A	2,395,123	153,527	.65
Other securities		1,499,419	6.39
		4,323,065	18.41

Information technology 17.99%
Google Inc., Class A1	669,000	391,144	3.33
Google Inc., Class C1	679,000	390,615
ASML Holding NV (New York registered)	3,444,016	321,223	2.08
ASML Holding NV	1,808,186	168,389
Apple Inc.	4,515,000	419,579	1.79
Microsoft Corp.	7,615,000	317,545	1.35
Facebook, Inc., Class A1	3,282,685	220,892	.94
salesforce.com, inc.[1]	3,660,600	212,608	.91
LinkedIn Corp., Class A1	1,235,000	211,766	.90
Concur Technologies, Inc.[1]	1,700,000	158,678	.68
Other securities		1,411,772	6.01
		4,224,211	17.99

Financials 14.00%
Wells Fargo & Co.	14,578,396	766,240	3.26
American Express Co.	4,000,000	379,480	1.62
Berkshire Hathaway Inc., Class A1	1,500	284,851	1.21
Capital One Financial Corp.	2,580,000	213,108	.91
JPMorgan Chase & Co.	3,553,920	204,777	.87
Legal & General Group PLC	45,158,246	174,198	.74
Onex Corp.	2,523,500	156,133	.67
American International Group, Inc.	2,833,300	154,642	.66
Other securities		953,850	4.06
		3,287,279	14.00

Health care 13.80%
Gilead Sciences, Inc.[1]	5,092,800	422,244	1.80
Incyte Corp.[1]	6,281,800	354,545	1.51
Vertex Pharmaceuticals Inc.[1]	3,348,700	317,055	1.35
UnitedHealth Group Inc.	3,510,000	286,941	1.22
Edwards Lifesciences Corp.[1]	3,040,400	260,988	1.11
Regeneron Pharmaceuticals, Inc.[1]	793,538	224,151	.96
Hologic, Inc.[1]	7,913,000	200,594	.85
Express Scripts Holding Co.[1]	2,672,500	185,284	.79
Other securities		989,438	4.21
		3,241,240	13.80

American Funds Insurance Series	53

Growth Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Energy 11.54%
Noble Energy, Inc.	4,010,000	$310,615	1.32%
Concho Resources Inc.[1]	2,065,000	298,392	1.27
Suncor Energy Inc.	6,377,090	271,925	1.16
Weatherford International PLC[1]	9,889,100	227,449	.97
Pioneer Natural Resources Co.	935,000	214,872	.92
FMC Technologies, Inc.[1]	3,400,000	207,638	.88
Chesapeake Energy Corp.	6,350,000	197,358	.84
Other securities		981,356	4.18
		2,709,605	11.54

Industrials 10.46%
Union Pacific Corp.	3,041,449	303,385	1.29
Boeing Co.	2,250,000	286,268	1.22
Oshkosh Corp.[2]	4,947,000	274,707	1.17
American Airlines Group Inc.[1]	5,525,000	237,354	1.01
Rockwell Collins, Inc.	2,506,900	195,889	.83
Airbus Group NV	2,750,000	184,287	.78
Other securities		975,958	4.16
		2,457,848	10.46

Consumer staples 5.79%
Costco Wholesale Corp.	2,450,000	282,142	1.20
Philip Morris International Inc.	2,280,000	192,227	.82
Coca-Cola Co.	3,670,000	155,461	.66
Other securities		730,321	3.11
		1,360,151	5.79

Materials 2.73%
James Hardie Industries PLC (CDI)	11,969,998	156,214	.67
Other securities		484,714	2.06
		640,928	2.73

Other 0.46%
Other securities		108,390	.46

Miscellaneous 0.67%
Other common stocks in initial period of acquisition		156,913	.67

Total common stocks (cost: $13,699,822,000)		22,509,630	95.85

Preferred securities 0.01%
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		2,349	.01

Total preferred securities (cost: $2,437,000)		2,349	.01

Rights & warrants 0.05%
Energy 0.05%
Other securities		11,366	.05

Total rights & warrants (cost: $17,736,000)		11,366	.05

54	American Funds Insurance Series

Growth Fund

Short-term securities 4.49%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.055%–0.15% due 7/11/2014–10/17/2014	$359,450	$359,430	1.53%
Google Inc. 0.11% due 8/7/2014[3]	5,100	5,100	.02
Other securities		688,773	2.94

Total short-term securities (cost: $1,053,255,000)		1,053,303	4.49

Total investment securities (cost: $14,773,250,000)		23,576,648	100.40
Other assets less liabilities		(93,507)	(.40)
Net assets		$23,483,141	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2014
	shares	Additions	Reductions	shares	(000)	(000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,484	$274,707
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	791
					$1,484	$275,498

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $499,377,000, which represented 2.13% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $72,080,000, which represented .31% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at no cost) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $59,997,000, which represented .25% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $95,448,000.

Key to abbreviation

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series	55

International Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.95%	Shares	Value (000)	Percent of net assets
Financials 19.78%
Axis Bank Ltd.	6,327,134	$201,859	2.45%
AIA Group Ltd.	37,368,700	187,798	2.28
Barclays PLC	35,381,875	128,856	1.56
Prudential PLC	4,688,265	107,595	1.30
UniCredit SpA	10,034,505	84,022	1.02
Credit Suisse Group AG	2,879,624	82,349	1.00
BNP Paribas SA	1,086,701	73,724	.89
Commerzbank AG, non-registered shares[1]	4,267,872	67,089	.81
Sberbank of Russia (ADR)	6,554,000	66,392	.80
Sun Hung Kai Properties Ltd.	4,073,339	55,867	.68
Housing Development Finance Corp. Ltd.[1]	3,333,000	55,003	.67
Other securities		521,739	6.32
		1,632,293	19.78

Consumer discretionary 15.23%
Sands China Ltd.	16,642,000	125,721	1.52
Volkswagen AG, nonvoting preferred	412,900	108,441	1.31
Li & Fung Ltd.	50,242,000	74,419	.90
Melco Crown Entertainment Ltd. (ADR)	1,985,000	70,884	.86
Altice SA1	1,014,127	70,654	.86
Tata Motors Ltd.	9,493,000	68,074	.83
Galaxy Entertainment Group Ltd.	8,363,000	66,901	.81
Daimler AG	592,000	55,447	.67
adidas AG	493,000	49,935	.61
Other securities		565,705	6.86
		1,256,181	15.23

Health care 13.05%
Novartis AG	3,857,900	349,334	4.23
Bayer AG	1,704,055	240,686	2.92
Novo Nordisk A/S, Class B	4,008,630	184,498	2.24
Fresenius SE & Co. KGaA	460,602	68,684	.83
Merck KGaA	620,000	53,816	.65
Other securities		179,564	2.18
		1,076,582	13.05

Information technology 12.51%
Samsung Electronics Co. Ltd.	203,710	266,164	3.23
Baidu, Inc., Class A (ADR)[1]	782,000	146,086	1.77
Murata Manufacturing Co., Ltd.	1,456,900	136,349	1.65
Gemalto NV	709,453	73,539	.89
Tencent Holdings Ltd.	4,262,500	65,007	.79
ASML Holding NV	617,834	57,536	.69
Other securities		287,692	3.49
		1,032,373	12.51

56	American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials 12.35%
SMC Corp.	440,100	$117,774	1.43%
Ryanair Holdings PLC (ADR)[1]	1,781,700	99,419	1.20
Jardine Matheson Holdings Ltd.	1,217,600	72,216	.88
Legrand SA	1,180,000	72,201	.88
Schneider Electric SE	647,950	60,998	.74
VINCI SA	755,241	56,465	.68
Bureau Veritas SA	1,941,096	53,876	.65
Other securities		485,687	5.89
		1,018,636	12.35

Consumer staples 5.96%
Nestlé SA	1,836,700	142,288	1.72
Pernod Ricard SA	840,200	100,898	1.22
Associated British Foods PLC	1,443,588	75,327	.92
Other securities		172,981	2.10
		491,494	5.96

Materials 4.26%
Rio Tinto PLC	1,062,000	56,497	.68
Syngenta AG	147,400	54,901	.67
Other securities		240,186	2.91
		351,584	4.26

Telecommunication services 3.60%
SoftBank Corp.	1,676,700	124,844	1.51
MTN Group Ltd.	4,019,400	84,655	1.03
Other securities		87,234	1.06
		296,733	3.60

Utilities 3.17%
Power Grid Corp. of India Ltd.	70,440,440	163,028	1.98
Other securities		98,100	1.19
		261,128	3.17

Energy 3.08%
Royal Dutch Shell PLC, Class B	1,730,000	75,276
Royal Dutch Shell PLC, Class A	401,000	16,598	1.12
BG Group PLC	2,807,000	59,328	.72
Other securities		102,399	1.24
		253,601	3.08

Miscellaneous 1.96%
Other common stocks in initial period of acquisition		163,438	1.96

Total common stocks (cost: $5,596,050,000)		7,834,043	94.95

American Funds Insurance Series	57

International Fund

Rights & warrants 0.00%		Value (000)	Percent of net assets
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		$443	.00%

Total rights & warrants (cost: $0)		443	.00

Bonds, notes & other debt instruments 0.51%
U.S. Treasury bonds & notes 0.51%
Other securities		42,371	.51

Total bonds, notes & other debt instruments (cost: $42,334,000)		42,371	.51

Short-term securities 4.40%	Principal amount (000)
Federal Home Loan Bank 0.08%–0.12% due 8/8/2014–9/19/2014	$131,100	131,092	1.59
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	68,300	68,299	1.01
Gotham Funding Corp. 0.17% due 7/21/2014[2]	15,000	14,999
Other securities		148,684	1.80

Total short-term securities (cost: $363,057,000)		363,074	4.40

Total investment securities (cost: $6,001,441,000)		8,239,931	99.86
Other assets less liabilities		11,753	.14

Net assets		$8,251,684	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $9,329,000, which represented .11% of the net assets of the fund. Some of these securities (with an aggregate value of $0, an aggregate cost of $138,000, and which represented less than .01% of the net assets of the fund) were acquired from 2/11/1998 to 8/31/1998 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a portion of a security which was pledged as collateral. The total value of pledged collateral was $815,000, which represented .01% of the net assets of the fund.

58	American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $282,649,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	7/18/2014	UBS AG	$6,458	A$7,000	$ (133)
Euros	7/23/2014	Bank of America, N.A.	$24,398	€18,000	(251)
Japanese yen	7/15/2014	Barclays Bank PLC	$109,005	¥11,155,000	(1,122)
Japanese yen	7/22/2014	Barclays Bank PLC	$31,831	¥3,250,000	(256)
Swiss francs	7/14/2014	Citibank	$13,978	CHF12,500	(119)
					$(1,881)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,029,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	59

New World Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 85.94%	Shares	Value (000)	Percent of net assets
Information technology 16.42%
Baidu, Inc., Class A (ADR)[1]	437,700	$81,767	2.88%
Alcatel-Lucent[1]	16,426,961	58,663	2.07
Mail.Ru Group Ltd. (GDR)[1]	817,853	28,829
Mail.Ru Group Ltd. (GDR)[1,2]	432,264	15,237	1.55
Google Inc., Class A1	37,400	21,867
Google Inc., Class C1	37,400	21,515	1.53
Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	22,548	1.20
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	11,551
AAC Technologies Holdings Inc.	4,540,500	29,556	1.04
Infosys Ltd.	496,000	26,848	.95
Murata Manufacturing Co., Ltd.	234,000	21,900	.77
Cognizant Technology Solutions Corp., Class A1	435,000	21,276	.75
Other securities		104,478	3.68
		466,035	16.42

Consumer discretionary 12.53%
Ctrip.com International, Ltd. (ADR)[1]	718,500	46,013	1.62
Naspers Ltd., Class N	375,919	44,255	1.56
Arcos Dorados Holdings Inc., Class A	2,561,352	28,687	1.01
Domino’s Pizza, Inc.	338,000	24,704	.87
Melco International Development Ltd.	8,155,000	24,674	.87
Toyota Motor Corp.	398,900	23,956	.84
Maruti Suzuki India Ltd.	496,000	20,117	.71
Other securities		143,152	5.05
		355,558	12.53

Financials 12.51%
AEON Financial Service Co., Ltd.	1,740,000	45,499	1.60
ICICI Bank Ltd.	940,766	22,182
ICICI Bank Ltd. (ADR)[1]	190,703	9,516	1.12
Fibra Uno Administración, SA de CV	8,637,503	30,140	1.06
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	29,614	1.04
Eurobank Ergasias SA1	58,050,000	29,331	1.03
Citigroup Inc.	560,000	26,376	.93
Housing Development Finance Corp. Ltd.[1]	1,353,000	22,328	.79
Other securities		140,110	4.94
		355,096	12.51

Consumer staples 10.46%
Lenta Ltd. (GDR)[1,2]	2,720,000	35,088
Lenta Ltd. (GDR)[1]	95,800	1,236	1.28
LT Group, Inc.	104,395,900	35,301	1.24
OJSC Magnit (GDR)	583,600	34,432
OJSC Magnit (GDR)[2]	4,500	266	1.22
Nestlé SA	293,696	22,753	.80
Shoprite Holdings Ltd.	1,474,238	21,348	.75
Pernod Ricard SA	168,900	20,283	.72
Other securities		126,285	4.45
		296,992	10.46

60	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy 8.69%
Pacific Rubiales Energy Corp.	2,325,100	$47,241	1.66%
Royal Dutch Shell PLC, Class B	600,000	26,107
Royal Dutch Shell PLC, Class B (ADR)	95,000	8,266	1.21
InterOil Corp.[1]	503,400	32,187	1.14
Galp Energia, SGPS, SA, Class B	1,514,602	27,749	.98
Oil Search Ltd.	2,709,988	24,711	.87
Africa Oil Corp.[1]	3,213,299	21,983
Africa Oil Corp. (SEK denominated)[1]	264,819	1,843	.84
Other securities		56,451	1.99
		246,538	8.69

Health care 6.92%
Novo Nordisk A/S, Class B	1,035,600	47,664	1.68
Novartis AG	260,500	23,588
Novartis AG (ADR)	134,000	12,131	1.26
Krka, dd, Novo mesto	353,049	33,840	1.19
Other securities		79,125	2.79
		196,348	6.92

Industrials 4.18%
Cummins Inc.	192,500	29,701	1.05
Airbus Group NV	431,929	28,945	1.02
Other securities		59,870	2.11
		118,516	4.18

Telecommunication services 3.89%
Reliance Communications Ltd.	24,057,631	58,519	2.06
Other securities		51,945	1.83
		110,464	3.89

Materials 3.85%
First Quantum Minerals Ltd.	1,424,500	30,464	1.07
Tianhe Chemicals Group Ltd.[1]	93,706,000	25,148	.89
Other securities		53,645	1.89
		109,257	3.85

Utilities 1.62%
Other securities		45,990	1.62

Miscellaneous 4.87%
Other common stocks in initial period of acquisition		138,191	4.87

Total common stocks (cost: $1,931,359,000)		2,438,985	85.94

Preferred securities 0.04%
Consumer discretionary 0.04%
Other securities		1,004	.04

Total preferred securities (cost: $570,000)		1,004	.04

American Funds Insurance Series	61

New World Fund

Bonds, notes & other debt instruments 6.88%		Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. 5.33%
Other securities		$151,225	5.33%

Corporate bonds & notes 0.93%
Other securities		26,264	.93

U.S. Treasury bonds & notes 0.62%
Other securities		17,620	.62

Total bonds, notes & other debt instruments (cost: $184,328,000)		195,109	6.88

Short-term securities 7.05%	Principal amount (000)
Federal Home Loan Bank 0.055%–0.083% due 8/1/2014–12/5/2014	$47,900	47,894	1.69
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/22/2014[2]	16,700	16,699
Gotham Funding Corp. 0.17% due 7/17/2014[2]	10,000	9,999	.94
Nordea Bank AB 0.14% due 7/2/2014[2]	24,100	24,100	.85
Svenska Handelsbanken Inc. 0.155% due 8/5/2014[2]	21,400	21,397	.75
Other securities		80,096	2.82

Total short-term securities (cost: $200,180,000)		200,185	7.05

Total investment securities (cost: $2,316,437,000)		2,835,283	99.91
Other assets less liabilities		2,569	.09

Net assets		$2,837,852	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,135,000, which represented ..04% of the net assets of the fund.

62	American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $35,257,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Japanese yen	7/14/2014	HSBC Bank	$19,085	¥1,941,948	$(87)
Japanese yen	7/24/2014	UBS AG	$1,464	¥149,300	(11)
Philippine pesos	7/10/2014	Barclays Bank PLC	$447	PHP19,675	(3)
Philippine pesos	7/17/2014	JPMorgan Chase	$1,096	PHP47,900	(1)
Philippine pesos	7/18/2014	Barclays Bank PLC	$3,035	PHP133,100	(13)
					$(115)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $212,463,000, which represented 7.49% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

¥ = Japanese yen

PHP = Philippine pesos

SEK = Swedish kronor

See Notes to Financial Statements

American Funds Insurance Series	63

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.44%	Shares	Value (000)	Percent of net assets
Health care 15.59%
Gilead Sciences, Inc.[1]	4,063,700	$336,921	4.93%
Amgen Inc.	2,694,600	318,960	4.66
AbbVie Inc.	1,484,800	83,802	1.22
Novartis AG (ADR)	708,500	64,141	.94
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	63,009	.92
Bristol-Myers Squibb Co.	1,125,000	54,574	.80
Medtronic, Inc.	842,600	53,724	.79
Other securities		91,114	1.33
		1,066,245	15.59

Industrials 14.33%
General Dynamics Corp.	1,130,000	131,702	1.93
CSX Corp.	3,372,000	103,891	1.52
United Parcel Service, Inc., Class B	850,000	87,261	1.28
Union Pacific Corp.	750,000	74,813	1.09
General Electric Co.	2,400,000	63,072	.92
Norfolk Southern Corp.	592,800	61,076	.89
United Technologies Corp.	500,000	57,725	.85
Illinois Tool Works Inc.	650,000	56,914	.83
Rockwell Automation	450,000	56,322	.82
Textron Inc.	1,365,000	52,266	.76
Other securities		234,888	3.44
		979,930	14.33

Consumer staples 14.08%
Philip Morris International Inc.	2,497,400	210,556	3.08
Altria Group, Inc.	4,654,000	195,189	2.85
Lorillard, Inc.	1,448,000	88,284	1.29
Unilever NV (New York registered)	1,625,000	71,110	1.04
Kraft Foods Group, Inc.	1,076,666	64,546	.94
Mondelez International, Inc.	1,580,000	59,424	.87
Kimberly-Clark Corp.	500,000	55,610	.81
SABMiller PLC (ADR)	940,000	55,028	.81
Coca-Cola Co.	1,250,000	52,950	.78
Other securities		110,246	1.61
		962,943	14.08

Information technology 13.69%
Apple Inc.	2,742,677	254,877	3.73
Oracle Corp.	4,270,000	173,063	2.53
Western Union Co.	8,225,000	142,621	2.08
Texas Instruments Inc.	2,630,000	125,688	1.84
Google Inc., Class A1	66,760	39,033
Google Inc., Class C1	57,760	33,228	1.06
International Business Machines Corp.	330,000	59,819	.87
Microsoft Corp.	1,400,000	58,380	.85
Other securities		49,708	.73
		936,417	13.69

64	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Telecommunication services 8.98%
Verizon Communications Inc.	7,331,339	$358,723	5.25%
CenturyLink, Inc.	5,107,000	184,873	2.70
AT&T Inc.	2,000,000	70,720	1.03
		614,316	8.98

Utilities 6.54%
Exelon Corp.	4,180,854	152,518	2.23
FirstEnergy Corp.	3,465,200	120,312	1.76
PG&E Corp.	2,413,000	115,872	1.69
Other securities		58,561	.86
		447,263	6.54

Consumer discretionary 6.15%
Johnson Controls, Inc.	3,441,000	171,809	2.51
General Motors Co.	2,000,000	72,600	1.06
Other securities		175,841	2.58
		420,250	6.15

Energy 4.93%
Baker Hughes Inc.	1,310,682	97,580	1.43
Royal Dutch Shell PLC, Class B (ADR)	750,000	65,258	.95
Exxon Mobil Corp.	546,300	55,001	.80
Other securities		119,373	1.75
		337,212	4.93

Financials 2.79%
JPMorgan Chase & Co.	1,190,000	68,568	1.00
American International Group, Inc.	998,000	54,471	.80
Other securities		67,683	.99
		190,722	2.79

Materials 2.56%
Praxair, Inc.	688,000	91,394	1.34
Other securities		83,758	1.22
		175,152	2.56

Miscellaneous 4.80%
Other common stocks in initial period of acquisition		328,256	4.80

Total common stocks (cost: $4,650,418,000)		6,458,706	94.44

American Funds Insurance Series	65

Blue Chip Income and Growth Fund

Short-term securities 5.53%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.057%–0.10% due 7/16/2014–10/24/2014	$214,900	$214,872	3.14%
Other securities		163,069	2.39

Total short-term securities (cost: $377,920,000)		377,941	5.53

Total investment securities (cost: $5,028,338,000)		6,836,647	99.97
Other assets less liabilities		2,023	.03
Net assets		$6,838,670	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $98,574,000, which represented 1.44% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

66	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 96.68%	Shares	Value (000)	Percent of net assets
Financials 20.83%
AXA SA	1,949,360	$46,592	2.33%
Banco Santander, SA1	2,951,395	30,835	1.54
CME Group Inc., Class A	432,500	30,686	1.53
Wells Fargo & Co.	445,000	23,389	1.17
JPMorgan Chase & Co.	380,000	21,896	1.09
McGraw Hill Financial, Inc.	255,500	21,214	1.06
Shinsei Bank, Ltd.	8,060,000	18,140	.91
Bankia, SA1	8,354,000	16,198	.81
Oaktree Capital Group, LLC	285,000	14,247	.71
Other securities		194,056	9.68
		417,253	20.83

Industrials 14.05%
United Continental Holdings, Inc.[1]	900,000	36,963	1.85
Lockheed Martin Corp.	200,000	32,146	1.60
Meggitt PLC	3,199,820	27,709	1.38
Abertis Infraestructuras, SA, Class A	940,550	21,643	1.08
Geberit AG	60,000	21,062	1.05
Airbus Group NV	284,000	19,032	.95
Masco Corp.	825,000	18,315	.92
Other securities		104,543	5.22
		281,413	14.05

Consumer discretionary 12.26%
D.R. Horton, Inc.	1,000,000	24,580	1.23
HUGO BOSS AG	150,000	22,419	1.12
Amazon.com, Inc.[1]	67,800	22,020	1.10
Honda Motor Co., Ltd.	553,000	19,308	.96
Carnival Corp., units	475,000	17,884	.89
Home Depot, Inc.	215,000	17,406	.87
Comcast Corp., Class A	304,000	16,319	.81
Toll Brothers, Inc.[1]	400,000	14,760	.74
Other securities		90,851	4.54
		245,547	12.26

Information technology 11.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	58,089	2.90
Microsoft Corp.	835,000	34,820	1.74
Cisco Systems, Inc.	1,140,000	28,329	1.41
Google Inc., Class A1	23,850	13,944
Google Inc., Class C1	23,850	13,721	1.38
STMicroelectronics NV	2,000,000	17,943	.89
ASM Pacific Technology Ltd.	1,477,000	16,141	.81
Other securities		53,837	2.69
		236,824	11.82

Health care 10.33%
Merck & Co., Inc.	1,489,944	86,193	4.30
Novartis AG	349,000	31,602	1.58
Vertex Pharmaceuticals Inc.[1]	238,877	22,617	1.13
Other securities		66,492	3.32
		206,904	10.33

American Funds Insurance Series	67

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Telecommunication services 6.90%
Orange	1,840,000	$29,037	1.45%
MTN Group Ltd.	1,100,000	23,168	1.16
TalkTalk Telecom Group PLC	3,920,000	21,837	1.09
AT&T Inc.	525,000	18,564	.93
Verizon Communications Inc. (CDI)	332,433	16,289	.81
Globe Telecom, Inc.	399,695	14,651	.73
Other securities		14,589	.73
		138,135	6.90

Consumer staples 6.28%
Imperial Tobacco Group PLC	450,000	20,254	1.01
British American Tobacco PLC	338,500	20,148	1.01
Other securities		85,382	4.26
		125,784	6.28

Materials 5.27%
Potash Corp. of Saskatchewan Inc.	813,700	30,888	1.54
OJSC ALROSA[1]	13,225,000	16,271	.81
Dow Chemical Co.	275,000	14,152	.71
Other securities		44,303	2.21
		105,614	5.27

Utilities 5.07%
EDP – Energias de Portugal, SA	4,220,000	21,172	1.05
National Grid PLC	1,292,590	18,582	.93
Exelon Corp.	500,000	18,240	.91
NRG Yield, Inc., Class A	337,800	17,582	.88
ENN Energy Holdings Ltd.	2,194,000	15,768	.79
Other securities		10,257	.51
		101,601	5.07

Energy 3.47%
Other securities		69,425	3.47

Miscellaneous 0.40%
Other common stocks in initial period of acquisition		8,010	.40

Total common stocks (cost: $1,525,823,000)		1,936,510	96.68

68	American Funds Insurance Series

Global Growth and Income Fund

Preferred securities 0.02%	Value (000)	Percent of net assets
Consumer discretionary 0.02%
Other securities	$424	.02%

Total preferred securities (cost: $256,000)	424	.02

Rights & warrants 0.00%
Financials 0.00%
Other securities	67	.00

Total rights & warrants (cost: $0)	67	.00

Convertible securities 0.07%
Consumer discretionary 0.07%
Other securities	1,381	.07

Total convertible securities (cost: $907,000)	1,381	.07

Bonds, notes & other debt instruments 0.78%
Other 0.78%
Other securities	15,608	.78

Total bonds, notes & other debt instruments (cost: $16,936,000)	15,608	.78

Short-term securities 2.54%	Principal amount (000)
GlaxoSmithKline Finance PLC 0.09% due 7/31/2014[2]	$16,200	16,199	.81
Other securities		34,591	1.73

Total short-term securities (cost: $50,791,000)		50,790	2.54

Total investment securities (cost: $1,594,713,000)		2,004,780	100.09
Other assets less liabilities		(1,721)	(.09)

Net assets		$2,003,059	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	69

Global Growth and Income Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $15,182,000 over the prior nine-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Australian dollars	7/30/2014	Citibank	$3,604	A$3,840	$ (8)
Japanese yen	7/10/2014	JPMorgan Chase	$11,305	¥1,150,000	(64)
Japanese yen	7/31/2014	Bank of America, N.A.	$2,067	¥210,000	(7)
					$ (79)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliate at 6/30/2014 (000)
Rickmers Maritime	54,840,000	—	—	54,840,000	$658	$12,974

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $33,905,000, which represented 1.69% of the net assets of the fund.

Key to abbreviation and symbols

CDI = CREST Depository Interest

A$ = Australian dollars

¥ = Japanese yen

See Notes to Financial Statements

70	American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 93.70%	Shares	Value (000)	Percent of net assets
Health care 17.21%
Gilead Sciences, Inc.[1]	11,821,150	$980,091	3.86%
Amgen Inc.	5,356,100	634,002	2.50
Alexion Pharmaceuticals, Inc.[1]	1,590,000	248,437	.98
Biogen Idec Inc.[1]	761,000	239,951	.94
Merck & Co., Inc.	3,626,080	209,769	.83
Illumina, Inc. [1]	1,047,000	186,931	.74
Stryker Corp.	2,126,311	179,290	.71
Humana Inc.	1,193,600	152,447	.60
UnitedHealth Group Inc.	1,766,396	144,403	.57
Other securities		1,392,239	5.48
		4,367,560	17.21

Information technology 15.91%
Google Inc., Class A1	582,700	340,687
Google Inc., Class C1	582,700	335,216	2.66
Texas Instruments Inc.	13,288,559	635,060	2.50
Oracle Corp.	13,405,650	543,331	2.14
Microsoft Corp.	9,090,000	379,053	1.49
Apple Inc.	2,695,700	250,511	.99
Yahoo! Inc.[1]	5,538,000	194,550	.77
Accenture PLC, Class A	2,025,000	163,701	.64
Intuit Inc.	1,989,400	160,206	.63
Other securities		1,037,160	4.09
		4,039,475	15.91

Consumer discretionary 13.20%
Amazon.com, Inc.[1]	2,008,800	652,418	2.57
Home Depot, Inc.	3,950,000	319,792	1.26
Comcast Corp., Class A	4,203,000	225,617
Comcast Corp., Class A, special nonvoting shares	1,000,000	53,330	1.10
Time Warner Inc.	3,724,999	261,681	1.03
General Motors Co.	6,949,708	252,275	.99
Other securities		1,586,244	6.25
		3,351,357	13.20

Industrials 10.00%
General Dynamics Corp.	2,907,000	338,811	1.33
CSX Corp.	9,576,000	295,037	1.16
Precision Castparts Corp.	889,400	224,485	.88
Nielsen NV	4,441,839	215,029	.85
Other securities		1,467,713	5.78
		2,541,075	10.00

American Funds Insurance Series	71

Growth-Income Fund

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Energy 9.75%
EOG Resources, Inc.	3,356,000	$392,182	1.54%
Schlumberger Ltd.	2,755,000	324,952	1.28
Royal Dutch Shell PLC, Class A (ADR)	2,940,000	242,168	.96
ConocoPhillips	2,823,360	242,047	.95
Chevron Corp.	1,531,200	199,898	.79
FMC Technologies, Inc.[1]	3,009,300	183,778	.73
Baker Hughes Inc.	2,397,600	178,501	.70
Plains GP Holdings, LP, Class A	5,500,000	175,945	.69
Other securities		535,979	2.11
		2,475,450	9.75

Financials 7.24%
Crown Castle International Corp.	2,143,600	159,184	.63
State Street Corp.	2,280,000	153,353	.60
Marsh & McLennan Companies, Inc.	2,789,100	144,531	.57
Other securities		1,381,223	5.44
		1,838,291	7.24

Materials 7.04%
Celanese Corp., Series A	5,930,400	381,206	1.50
Dow Chemical Co.	6,573,500	338,272	1.33
Other securities		1,067,483	4.21
		1,786,961	7.04

Consumer staples 6.62%
Philip Morris International Inc.	6,294,500	530,689	2.09
Coca-Cola Co.	5,335,400	226,008	.89
Altria Group, Inc.	4,315,000	180,971	.71
Walgreen Co.	1,951,800	144,687	.57
Other securities		597,473	2.36
		1,679,828	6.62

Telecommunication services 2.15%
Verizon Communications Inc.	6,368,501	311,611	1.23
T-Mobile US, Inc.[1]	4,352,400	146,328	.58
Other securities		87,921	.34
		545,860	2.15

Utilities 0.93%
Sempra Energy	1,455,000	152,353	.60
Other securities		82,578	.33
		234,931	.93

Miscellaneous 3.65%
Other common stocks in initial period of acquisition		925,439	3.65

Total common stocks (cost: $14,610,284,000)		23,786,227	93.70

72	American Funds Insurance Series

Growth-Income Fund

Rights & warrants 0.01%	Shares	Value (000)	Percent of net assets
Consumer discretionary 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	83,378	$2,219
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,547	.01%
		3,766	.01

Total rights & warrants (cost: $3,908,000)		3,766	.01

Convertible securities 0.31%
Other 0.31%
Other securities		78,472	.31

Total convertible securities (cost: $53,778,000)		78,472	.31

Bonds, notes & other debt instruments 0.27%
Other 0.27%
Other securities		67,897	.27

Total bonds, notes & other debt instruments (cost: $61,623,000)		67,897	.27

Short-term securities 5.99%	Principal amount (000)
Freddie Mac 0.08%–0.17% due 7/7/2014–1/16/2015	$409,900	409,812	1.61
Federal Home Loan Bank 0.04%–0.14% due 7/2/2014–12/23/2014	224,200	224,170	.88
Fannie Mae 0.05%–0.14% due 7/2/2014–12/3/2014	158,600	158,592	.63
Other securities		728,417	2.87

Total short-term securities (cost: $1,520,830,000)		1,520,991	5.99

Total investment securities (cost: $16,250,423,000)		25,457,353	100.28
Other assets less liabilities		(71,003)	(.28)

Net assets		$25,386,350	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $518,931,000, which represented 2.04% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $10,242,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	73

International Growth and Income Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 90.34%	Shares	Value (000)	Percent of net assets
Financials 23.24%
Prudential PLC	1,049,574	$24,088	2.28%
Aviva PLC	2,718,500	23,751	2.25
BNP Paribas SA	233,700	15,855	1.50
Wharf (Holdings) Ltd.	2,071,000	14,910	1.41
Banco Bilbao Vizcaya Argentaria, SA	630,281	8,034	1.15
Banco Bilbao Vizcaya Argentaria, SA (ADR)	318,292	4,065
Siam Commercial Bank PCL	2,125,000	11,033	1.05
Cheung Kong (Holdings) Ltd.	610,000	10,822	1.02
Barclays PLC	2,802,500	10,206	.97
bank muscat (SAOG)	5,262,000	9,294	.88
Banco Santander, SA1	805,800	8,419	.80
Japan Real Estate Investment Corp.	1,432	8,340	.79
Mitsubishi UFJ Financial Group, Inc.	1,205,000	7,387	.70
Other securities		89,128	8.44
		245,332	23.24

Consumer discretionary 14.07%
H & M Hennes & Mauritz AB, Class B	460,700	20,134	1.91
Volkswagen AG, nonvoting preferred	46,480	12,207	1.16
Hyundai Motor Co.	42,760	9,699	.92
Crown Resorts Ltd.	564,000	8,041	.76
ProSiebenSat.1 Media AG	175,000	7,796	.74
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	7,740	.73
Genting Singapore PLC	7,083,000	7,555	.72
Other securities		75,295	7.13
		148,467	14.07

Utilities 10.61%
EDP – Energias de Portugal, SA	6,981,610	35,028	3.32
Fortum Oyj	889,572	23,887	2.26
National Grid PLC	1,567,696	22,537	2.14
PT Perusahaan Gas Negara (Persero) Tbk	19,495,500	9,168	.87
Power Assets Holdings Ltd.	1,013,000	8,855	.84
Other securities		12,479	1.18
		111,954	10.61

Health care 10.44%
Novartis AG	361,870	32,767	3.10
Orion Oyj, Class B	429,600	16,018	1.52
Novo Nordisk A/S, Class B	323,500	14,889	1.41
Glenmark Pharmaceuticals Ltd.	1,180,000	11,185	1.06
Other securities		35,386	3.35
		110,245	10.44

74	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples 9.76%
Philip Morris International Inc.	243,240	$20,507	1.94%
British American Tobacco PLC	262,100	15,601	1.48
Pernod Ricard SA	100,650	12,087	1.15
Imperial Tobacco Group PLC	225,000	10,127	.96
Nestlé SA	124,000	9,606	.91
Japan Tobacco Inc.	256,600	9,354	.89
CALBEE, Inc.	284,400	7,844	.74
SABMiller PLC	133,000	7,712	.73
Other securities		10,131	.96
		102,969	9.76

Industrials 7.61%
VINCI SA	181,733	13,587	1.29
ASSA ABLOY AB, Class B	206,800	10,523	1.00
Rolls-Royce Holdings PLC[1]	525,000	9,605	.91
Other securities		46,600	4.41
		80,315	7.61

Materials 4.14%
Syngenta AG	29,080	10,831	1.03
Fortescue Metals Group Ltd.	2,095,000	8,593	.81
BASF SE	59,200	6,893	.65
Other securities		17,391	1.65
		43,708	4.14

Telecommunication services 3.87%
OJSC Mobile TeleSystems (ADR)	428,800	8,465	.80
Advanced Info Service PCL	1,140,400	7,730	.73
Other securities		24,647	2.34
		40,842	3.87

Energy 3.33%
BP PLC	2,038,600	17,964	1.70
BG Group PLC	645,200	13,637	1.29
Other securities		3,559	.34
		35,160	3.33

Information technology 2.72%
Youku Tudou Inc., Class A (ADR)[1]	489,300	11,675	1.11
Delta Electronics, Inc.	1,380,760	10,058	.95
Other securities		6,949	.66
		28,682	2.72

Miscellaneous 0.55%
Other common stocks in initial period of acquisition		5,801	.55

Total common stocks (cost: $810,776,000)		953,475	90.34

American Funds Insurance Series	75

International Growth and Income Fund

Convertible securities 0.33%	Value (000)	Percent of net assets
Financials 0.33%
Other securities	$3,412	.33%

Total convertible securities (cost: $2,971,000)	3,412	.33

Bonds, notes & other debt instruments 0.65%
Corporate bonds & notes 0.59%
Other securities	6,245	.59

Bonds & notes of governments outside the U.S. 0.06%
Other securities	635	.06

Total bonds, notes & other debt instruments (cost: $6,733,000)	6,880	.65

Short-term securities 7.70%	Principal amount (000)
Federal Home Loan Bank 0.057%–0.07% due 8/13/2014–9/19/2014	$34,700	34,697	3.29
Gotham Funding Corp. 0.17% due 7/17/2014[2]	15,000	14,999	1.42
Coca-Cola Co. 0.09% due 9/19/2014[2]	10,100	10,098	.95
General Electric Co. 0.06% due 7/1/2014	10,000	10,000	.95
BASF AG 0.08% due 7/24/2014[2]	6,300	6,300	.60
Other securities		5,200	.49

Total short-term securities (cost: $81,292,000)		81,294	7.70

Total investment securities (cost: $901,772,000)		1,045,061	99.02
Other assets less liabilities		10,351	.98

Net assets		$1,055,412	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $40,076,000, which represented 3.80% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

76	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2014	unaudited

Common stocks 74.75%	Shares	Value (000)	Percent of net assets
Consumer staples 11.63%
Altria Group, Inc.	18,000	$755	2.64%
Philip Morris International Inc.	8,850	746	2.61
Coca-Cola Co.	9,450	400	1.40
Unilever PLC	8,030	364	1.27
Japan Tobacco Inc.	7,400	270	.94
Other securities		791	2.77
		3,326	11.63

Health care 9.99%
AstraZeneca PLC	4,600	342
AstraZeneca PLC (ADR)	2,800	208	1.92
Novartis AG	6,020	545	1.91
Pfizer Inc.	15,400	457	1.60
AbbVie Inc.	7,850	443	1.55
GlaxoSmithKline PLC	14,300	383	1.34
Bristol-Myers Squibb Co.	5,250	254	.89
Other securities		224	.78
		2,856	9.99

Financials 9.50%
Sampo Oyj, Class A	11,079	561	1.96
Swedbank AB, Class A	13,139	348	1.22
BB&T Corp.	7,250	286	1.00
HSBC Holdings PLC	26,000	264	.92
Mercury General Corp.	3,830	180	.63
Other securities		1,077	3.77
		2,716	9.50

Telecommunication services 9.12%
Verizon Communications Inc.	9,600	470	1.64
Telstra Corp. Ltd.	72,805	358	1.25
CenturyLink, Inc.	8,510	308	1.08
Singapore Telecommunications Ltd.	90,000	278	.97
HKT Trust, units	232,000	273	.96
Swisscom AG	439	255	.89
AT&T Inc.	5,900	208	.73
Other securities		457	1.60
		2,607	9.12

Utilities 8.47%
National Grid PLC	60,300	867	3.03
Duke Energy Corp.	4,120	306	1.07
Fortum Oyj	6,746	181	.63
Other securities		1,067	3.74
		2,421	8.47

Energy 7.30%
Royal Dutch Shell PLC, Class B	11,780	513	1.80
Seadrill Ltd.	9,200	367	1.28
Chevron Corp.	2,360	308	1.08
Crescent Point Energy Corp.	6,850	304	1.06
ConocoPhillips	3,430	294	1.03
Other securities		301	1.05
		2,087	7.30

American Funds Insurance Series	77

Capital Income Builder

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 5.64%
Daimler AG	3,905	$366	1.28%
Greene King PLC	14,450	209	.73
Leggett & Platt, Inc.	5,750	197	.69
Other securities		841	2.94
		1,613	5.64

Information technology 4.00%
Microsoft Corp.	8,750	365	1.28
Avago Technologies Ltd.	3,000	216	.75
Texas Instruments Inc.	3,790	181	.63
Other securities		383	1.34
		1,145	4.00

Industrials 3.60%
Other securities		1,028	3.60

Materials 2.79%
Dow Chemical Co.	5,200	268	.94
Other securities		529	1.85
		797	2.79

Miscellaneous 2.71%
Other common stocks in initial period of acquisition		776	2.71

Total common stocks (cost: $21,006,000)		21,372	74.75

Rights & warrants 0.04%
Telecommunication services 0.04%
Other securities		11	.04

Total rights & warrants (cost: $0)		11	.04

Bonds, notes & other debt instruments 18.54%	Principal amount (000)
Mortgage-backed obligations[1] 10.23%
Government National Mortgage Assn.:
4.81% 2060	$165	179
4.664% 2061	212	231
4.625% 2062	481	530	5.69
4.549% 2063	194	216
4.356%–5.46% 2060–2063	426	470
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	500	560	1.96
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049	475	523	1.83
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[2]	200	216	.75
		2,925	10.23

Corporate bonds & notes 4.60%
Telecommunication services 0.40%
Verizon Communications Inc. 5.50% 2018	100	113	.40

78	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Other corporate bonds & notes 4.20%
Other securities		$1,202	4.20%

Total corporate bonds & notes		1,315	4.60

U.S. Treasury bonds & notes 2.83%
U.S. Treasury:
4.50% 2017	$250	276
1.50% 2019	250	249	2.83
0%–2.75% 2023–2034	430	284
		809	2.83

Asset-backed obligations[1] 0.88%
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3]	250	252	.88

Total bonds, notes & other debt instruments (cost: $5,270,000)		5,301	18.54

Short-term securities 4.37%
General Electric Co. 0.60% due 7/1/2014	625	625	2.19
Abbott Laboratories 0.10% due 9/18/2014[3]	625	625	2.18

Total short-term securities (cost: $1,250,000)		1,250	4.37

Total investment securities (cost: $27,526,000)		27,934	97.70
Other assets less liabilities		657	2.30

Net assets		$28,591	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of such security which was valued under fair value procedures was $11,000, which represented .04% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $877,000, which represented 3.07% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	79

Asset Allocation Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 67.41%	Shares	Value (000)	Percent of net assets
Information technology 10.63%
Microsoft Corp.	14,325,000	$597,352	3.52%
ASML Holding NV (New York registered)	2,162,000	201,650	1.19
Texas Instruments Inc.	3,000,000	143,370	.84
Apple Inc.	1,400,000	130,102	.77
AAC Technologies Holdings Inc.	19,000,000	123,677	.73
Broadcom Corp., Class A	3,000,000	111,360	.65
VeriSign, Inc.[1]	2,275,000	111,043	.65
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	106,950	.63
Other securities		280,248	1.65
		1,805,752	10.63

Consumer discretionary 10.38%
Comcast Corp., Class A	7,100,000	381,128	2.24
Amazon.com, Inc.[1]	1,002,500	325,592	1.92
Home Depot, Inc.	2,405,000	194,709	1.14
Twenty-First Century Fox, Inc., Class A	3,800,000	133,570	.79
General Motors Co.	3,500,000	127,050	.75
VF Corp.	1,800,000	113,400	.67
Other securities		488,345	2.87
		1,763,794	10.38

Financials 10.23%
JPMorgan Chase & Co.	4,750,000	273,695	1.61
ACE Ltd.	2,620,000	271,694	1.60
American Express Co.	2,600,000	246,662	1.45
American Tower Corp.	1,460,000	131,371	.77
Citigroup Inc.	2,750,000	129,525	.76
First Republic Bank	2,000,000	109,980	.65
Other securities		575,626	3.39
		1,738,553	10.23

Industrials 7.83%
Lockheed Martin Corp.	2,115,000	339,944	2.00
Boeing Co.	1,870,000	237,920	1.40
Cummins Inc.	1,030,000	158,919	.94
General Electric Co.	5,300,000	139,284	.82
Other securities		453,563	2.67
		1,329,630	7.83

Energy 7.37%
Chevron Corp.	1,625,000	212,144	1.25
Chesapeake Energy Corp.	6,700,000	208,236	1.23
Noble Energy, Inc.	2,000,000	154,920	.91
Concho Resources Inc.[1]	900,000	130,050	.76
Other securities		546,747	3.22
		1,252,097	7.37

80	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care 6.73%
Merck & Co., Inc.	6,350,000	$367,348	2.16%
Johnson & Johnson	2,075,000	217,086	1.28
Pfizer Inc.	4,210,000	124,953	.74
UnitedHealth Group Inc.	1,500,000	122,625	.72
Incyte Corp.[1]	2,000,000	112,880	.66
Other securities		197,882	1.17
		1,142,774	6.73

Materials 5.05%
Dow Chemical Co.	3,000,000	154,380	.91
Monsanto Co.	900,000	112,266	.66
FMC Corp.	1,500,000	106,785	.63
Other securities		484,924	2.85
		858,355	5.05

Consumer staples 4.72%
Unilever NV (New York registered)	3,445,000	150,753	.89
Philip Morris International Inc.	1,550,000	130,681	.77
Coca-Cola Co.	3,000,000	127,080	.75
Kimberly-Clark Corp.	1,120,000	124,566	.73
Other securities		268,859	1.58
		801,939	4.72

Other 1.58%
Other securities		268,342	1.58

Miscellaneous 2.89%
Other common stocks in initial period of acquisition		491,492	2.89

Total common stocks (cost: $7,637,514,000)		11,452,728	67.41

Convertible securities 0.10%
Industrials 0.10%
Other securities		16,455	.10

Total convertible securities (cost: $15,028,000)		16,455	.10

American Funds Insurance Series	81

Asset Allocation Fund

Bonds, notes & other debt instruments 25.11%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 11.25%
U.S. Treasury 7.67%
0.25% 2015	$295,000	$295,307
1.50% 2019	400,000	399,704	7.67%
0.50%–7.25% 2014–2043[2]	593,865	607,505
		1,302,516	7.67

U.S. Treasury inflation-protected securities[3] 3.58%
0.125% 2019	131,513	135,427
0.625% 2024	193,025	199,976	3.58
1.375% 2044	147,481	161,884
0.125%–1.875% 2015–2043	109,026	110,486
		607,773	3.58

Total U.S. Treasury bonds & notes		1,910,289	11.25

Corporate bonds & notes 7.99%
Financials 1.38%
JPMorgan Chase & Co. 1.35%–3.25% 2017–2023	7,515	7,523	.05
Other securities		226,143	1.33
		233,666	1.38

Consumer discretionary 0.72%
Comcast Corp. 4.75%–5.65% 2035–2044	7,250	7,898	.05
Home Depot, Inc. 2.00% 2019	5,500	5,509	.03
Other securities		109,551	.64
		122,958	.72

Other corporate bonds & notes 5.89%
Other securities		1,000,550	5.89

Total corporate bonds & notes		1,357,174	7.99

Mortgage-backed obligations[4] 4.54%
Fannie Mae:
4.50% 2044[5]	146,000	158,065
0%–7.50% 2021–2047[5,6]	395,470	418,649	3.39
Freddie Mac 4.00%–6.732% 2023–2043[6]	48,080	51,917	.31
Other securities		143,330	.84
		771,961	4.54

Federal agency bonds & notes 1.08%
Freddie Mac 0.75%–3.111% 2016–2023[4,6]	132,823	133,308	.78
Fannie Mae 2.184%–3.513% 2022–2024[4,6]	45,867	47,004	.28
Other securities		3,434	.02
		183,746	1.08

Other bonds & notes 0.25%
Other securities		42,678	.25

Total bonds, notes & other debt instruments (cost: $4,182,892,000)		4,265,848	25.11

82	American Funds Insurance Series

Asset Allocation Fund

Short-term securities 9.29%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.05%–0.15% due 7/16/2014–12/19/2014	$376,500	$376,469	2.22%
Freddie Mac 0.055%–0.14% due 9/12/2014–11/26/2014	209,400	209,366	1.23
Federal Farm Credit Banks 0.10%–0.15% due 8/25/2014–2/2/2015	123,600	123,564	.73
Fannie Mae 0.055%–0.15% due 7/24/2014–1/5/2015	109,200	109,174	.64
Coca-Cola Co. 0.13%–0.16% due 7/14/2014–12/2/2014[7]	80,800	80,766	.47
Chariot Funding, LLC 0.26%–0.28% due 12/1/2014–12/9/2014[7]	65,800	65,747	.39
Chevron Corp. 0.07% due 7/23/2014–7/28/2014[7]	55,000	54,996	.32
Other securities		559,039	3.29

Total short-term securities (cost: $1,579,020,000)		1,579,121	9.29

Total investment securities (cost: $13,414,454,000)		17,314,152	101.91
Other assets less liabilities		(324,880)	(1.91)
Net assets		$16,989,272	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $28,423,000, which represented .17% of the net assets of the fund. Some of these securities (with an aggregate value of $8,850,000, an aggregate cost of $29,189,000, and which represented .05% of the net assets of the fund) were acquired from 3/10/2010 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,962,000, which represented .36% of the net assets of the fund.

Interest rate swaps

The fund has entered into an interest rate swap contract as shown in the following table. The average notional amount of interest rate swaps was $60,000,000 over the prior one-month period.

Receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 6/30/2014 (000)
Receive	3-month USD-LIBOR	3.402%	6/23/2044	$60,000	$(999)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $8,085,000, which represented .05% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of this security purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,171,246,000, which represented 6.89% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	83

Global Balanced Fund
Summary investment portfolio June 30, 2014	unaudited

Common stocks 64.20%	Shares	Value (000)	Percent of net assets
Financials 11.31%
ORIX Corp.	167,000	$2,768	1.30%
Link Real Estate Investment Trust	414,509	2,230	1.05
Bankia, SA1	1,019,000	1,976	.93
Banco Santander, SA1	183,150	1,913	.90
Deutsche Bank AG	51,750	1,821	.86
JPMorgan Chase & Co.	30,700	1,769	.83
Sumitomo Mitsui Financial Group, Inc.	35,500	1,487	.70
BNP Paribas SA	19,230	1,305	.61
Prudential PLC	56,000	1,285	.60
Wells Fargo & Co.	24,000	1,261	.59
Other securities		6,253	2.94
		24,068	11.31

Industrials 10.99%
Cummins Inc.	19,200	2,962	1.39
General Electric Co.	93,700	2,463	1.16
Boeing Co.	17,000	2,163	1.02
BAE Systems PLC	259,400	1,922	.90
Schneider Electric SE	20,000	1,883	.88
KONE Oyj, Class B	41,600	1,736	.83
Robert Half International Inc.	30,000	1,432	.67
Randstad Holding NV	22,947	1,244	.58
Other securities		7,588	3.56
		23,393	10.99

Consumer staples 9.53%
Nestlé SA	40,240	3,117	1.46
Pernod Ricard SA	22,220	2,668	1.25
Lorillard, Inc.	33,900	2,067	.97
SABMiller PLC	28,500	1,653	.79
Altria Group, Inc.	31,000	1,300	.61
Other securities		9,493	4.45
		20,298	9.53

Information technology 8.78%
ASML Holding NV	47,969	4,467	2.10
Microsoft Corp.	103,000	4,295	2.01
OMRON Corp.	60,000	2,529	1.19
Other securities		7,402	3.48
		18,693	8.78

Health care 6.42%
Merck & Co., Inc.	72,120	4,172	1.96
Humana Inc.	12,780	1,632	.77
Novartis AG	15,160	1,373	.64
Other securities		6,502	3.05
		13,679	6.42

84	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer discretionary 6.15%
SES SA, Class A (FDR)	50,700	$1,923	.90%
HUGO BOSS AG	11,600	1,734	.81
Home Depot, Inc.	21,030	1,703	.80
Daimler AG	15,380	1,440	.69
Amazon.com, Inc.[1]	4,100	1,332	.63
Tiffany & Co.	12,600	1,263	.59
Other securities		3,697	1.73
		13,092	6.15

Materials 3.85%
Dow Chemical Co.	37,000	1,904	.89
MeadWestvaco Corp.	34,000	1,505	.71
Other securities		4,791	2.25
		8,200	3.85

Energy 3.75%
Royal Dutch Shell PLC, Class B	69,720	3,033	1.42
Chevron Corp.	11,030	1,440	.69
ConocoPhillips	15,406	1,321	.62
Other securities		2,180	1.02
		7,974	3.75

Telecommunication services 2.27%
Other securities		4,834	2.27

Utilities 1.14%
EDP – Energias de Portugal, SA	485,000	2,433	1.14

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		14	.01

Total common stocks (cost: $108,347,000)		136,678	64.20

Preferred securities 0.08%
Financials 0.08%
Other securities		166	.08

Total preferred securities (cost: $150,000)		166	.08

Rights & warrants 0.02%
Miscellaneous 0.02%
Other rights & warrants in initial period of acquisition		32	.02

Total rights & warrants (cost: $0)		32	.02

Convertible securities 0.44%
Consumer staples 0.44%
Other securities		947	.44

Total convertible securities (cost: $1,198,000)		947	.44

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments 31.30%	Principal amount (000)		Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. 16.02%
Japanese Government:
Series 315, 1.20% 2021		¥130,000	$1,364
0.10%-2.20% 2014-2042[2]		223,000	2,274	1.71%
United Kingdom 1.25%–5.00% 2015–2046		£1,980	3,527	1.66
German Government 1.75%–4.25% 2014–2044[2]		€2,110	3,222	1.51
United Mexican States Government 2.00%–10.00% 2015–2040[2]	MXN	36,337	3,182	1.49
Spanish Government:
4.00% 2018[3]		$500	536
5.40% 2023		€1,070	1,801
2.75% 2024		390	533	1.35
Polish Government:
5.25%–5.75% 2017–2021	PLN	6,020	2,238
4.00%–5.00% 2022–2024		$335	364	1.22
Italian Government 4.25%–5.50% 2020–2024		€1,575	2,518	1.18
Other securities			12,551	5.90
			34,110	16.02

Corporate bonds & notes 7.41%
Consumer staples 0.65%
Pernod Ricard SA 4.45% 2022[3]		$150	160	.08
Other securities			1,228	.57
			1,388	.65

Industrials 0.46%
General Electric Capital Corp., 2.30%–7.125% 2017–2049		415	438	.21
Boeing Company 0.95% 2018		45	44	.01
Other securities			501	.24
			983	.46

Other corporate bonds & notes 6.30%
Other securities			13,405	6.30

Total corporate bonds & notes			15,776	7.41

U.S. Treasury bonds & notes 5.10%
U.S. Treasury 3.45%
1.00% 2017		1,320	1,328
0.25%–4.375% 2015–2044		6,018	6,002	3.45
			7,330	3.45

U.S. Treasury inflation-protected securities[2] 1.65%
0.125% 2019		1,477	1,521
0.125%–2.375% 2017–2044		1,916	1,995	1.65
			3,516	1.65

Total U.S. Treasury bonds & notes			10,846	5.10

Mortgage-backed obligations[4] 2.77%
Fannie Mae:
4.00% 2044[5]		1,950	2,068
4.50% 2044[5]		2,250	2,436
2.50%–5.00% 2028–2043[5]		1,121	1,170	2.66
Other securities			233	.11
			5,907	2.77

Total bonds, notes & other debt instruments (cost: $64,661,000)			66,639	31.30

86	American Funds Insurance Series

Global Balanced Fund

Short-term securities 5.97%	Principal amount (000)	Value (000)	Percent of net assets
General Electric Co. 0.06% due 7/1/2014	$5,000	$5,000	2.35%
KfW 0.11% due 9/26/2014[3]	4,100	4,099	1.93
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/14/2014	3,600	3,600	1.69

Total short-term securities (cost: $12,699,000)		12,699	5.97

Total investment securities (cost: $187,055,000)		217,161	102.01
Other assets less liabilities		(4,276)	(2.01)

Net assets		$212,885	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $624,000, which represented ..29% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $6,733,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Purchases:
British pounds	7/16/2014	UBS AG	£300	$505	$ 9
British pounds	7/23/2014	Bank of America, N.A.	£176	$300	1
British pounds	8/4/2014	Citibank	£164	$280	— [6]
Euros	7/11/2014	Bank of New York Mellon	€153	$207	1
Euros	7/14/2014	HSBC Bank	€99	$137	1
Euros	7/31/2014	Bank of America, N.A.	€612	$833	5
Euros	8/4/2014	Citibank	€292	$400	— [6]
Japanese yen	7/23/2014	Citibank	¥84,830	$833	5
Japanese yen	7/31/2014	UBS AG	¥59,196	$582	2
					$ 24

Sales:
Australian dollars	7/11/2014	Bank of America, N.A.	€580	A$850	$ (7)
Euros	7/11/2014	Bank of America, N.A.	¥55,690	€400	2
South African rand	7/21/2014	HSBC Bank	$199	ZAR2,150	(2)
Swedish kronor	7/14/2014	Citibank	NKr3,084	SKr3,450	(14)
Swedish kronor	7/18/2014	UBS AG	£89	SKr1,000	3
Swedish kronor	7/18/2014	UBS AG	€110	SKr1,000	1
Swedish kronor	7/25/2014	Citibank	$358	SKr2,400	(1)
					$ (18)

Forward currency contracts – net					$ 6

American Funds Insurance Series	87

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,085,000, which represented 4.27% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of this security purchased on a TBA basis.
[6]	Amount less than one thousand.

Key to abbreviations and symbols

FDR = Fiduciary Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

ZAR = South African rand

See Notes to Financial Statements

88	American Funds Insurance Series

Bond Fund
Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 99.46%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 37.45%
U.S. Treasury 29.92%
0.625% 2016	$150,000	$150,147
1.00% 2016	99,565	100,532
1.50% 2016	179,820	183,555
1.50% 2016	56,775	57,943
7.50% 2016	35,000	40,691
0.75% 2017	187,000	186,233
0.875% 2017	85,000	85,374
0.875% 2017	80,000	80,098
1.00% 2017	153,110	154,015
2.75% 2017	81,000	85,426
4.625% 2017	75,250	82,929
8.75% 2017	75,000	91,902
1.375% 2018	80,000	80,175
1.50% 2019	84,201	83,770	29.92%
1.50% 2019	43,000	42,968
1.625% 2019	175,000	174,986
1.625% 2019	65,000	65,129
1.125% 2020	67,300	64,687
1.25% 2020	44,425	43,085
1.375% 2020	68,250	66,357
8.75% 2020	40,000	55,949
2.75% 2024	40,050	40,939
5.00% 2037	30,150	39,060
4.375% 2038	69,075	82,303
3.625% 2043	73,600	77,569
3.375% 2044	65,000	65,291
3.625% 2044	104,415	109,941
0.25%–7.625% 2015–2042[1]	435,749	456,981
		2,848,035	29.92

U.S. Treasury inflation-protected securities[2] 7.53%
0.50% 2015	41,216	41,833
2.375% 2017	35,264	38,596
0.125% 2019	226,354	233,091
0.625% 2024	254,386	263,547	7.53
1.375% 2044	87,726	96,293
0.125%–2.00% 2015–2026	41,384	42,991
		716,351	7.53

Total U.S. Treasury bonds & notes		3,564,386	37.45

Corporate bonds & notes 30.06%
Information technology 0.99%
International Business Machines Corp. 5.70% 2017	7,500	8,550	.09
Other securities		85,223	.90
		93,773	.99

Other corporate bonds & notes 29.07%
Other securities		2,768,326	29.07

Total corporate bonds & notes		2,862,099	30.06

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[3] 25.96%
Fannie Mae:
3.00% 2043	$51,887	$51,281
3.00% 2044[4]	64,300	63,476
3.50% 2044[4]	107,000	110,060
4.00% 2044[4]	355,000	376,522	20.12%
4.50% 2044[4]	717,330	776,608
4.50% 2044[4]	274,349	296,345
1.765%–9.467% 2023–2044[5]	229,585	241,419
Freddie Mac 0%–5.50% 2033–2044[5]	73,334	80,124	.84
Government National Mortgage Assn. 4.00% 2043	70,920	75,970	.80
Other securities		400,132	4.20
		2,471,937	25.96

Federal agency bonds & notes 2.34%
Freddie Mac:
1.25% 2019	48,500	47,124	1.45
0.50%–5.00% 2014–2023[5]	88,737	90,430
Fannie Mae 1.25%–5.375% 2016	12,080	12,440	.13
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,724	.09
Other securities		64,048	.67
		222,766	2.34

Other bonds & notes 3.65%
Other securities		347,984	3.65

Total bonds, notes & other debt instruments (cost: $9,251,545,000)		9,469,172	99.46

Convertible securities 0.02%
Financials 0.02%
Other securities		1,525	.02

Total convertible securities (cost: $1,343,000)		1,525	.02

Preferred securities 0.04%
Financials 0.04%
Other securities		3,774	.04

Total preferred securities (cost: $3,467,000)		3,774	.04

Common stocks 0.00%
Consumer discretionary 0.00%
Other securities		246	.00

Total common stocks (cost: $3,214,000)		246	.00

90	American Funds Insurance Series

Bond Fund

Short-term securities 15.56%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.045%–0.18% due 7/9/2014–1/14/2015	$419,300	$419,238	4.40%
Freddie Mac 0.08%–0.13% due 7/7/2014–1/16/2015	267,000	266,915	2.80
Fannie Mae 0.05%–0.08% due 8/19/2014–11/17/2014	195,800	195,764	2.06
IBM Corp. 0.09%–0.10% due 8/4/2014–9/23/2014[6]	128,900	128,877	1.35
Coca-Cola Co. 0.14%–0.17% due 10/6/2014–12/5/2014[6]	75,000	74,957	.79
Chevron Corp. 0.07% due 7/16/2014–7/24/2014[6]	69,600	69,597	.73
Procter & Gamble Co. 0.10%–0.12% due 9/8/2014–9/10/2014[6]	65,900	65,887	.69
Federal Farm Credit Banks 0.12%–0.13% due 7/21/2014–10/17/2014	47,200	47,197	.49
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[6]	42,500	42,499	.45
NetJets Inc. 0.06%–0.07% due 7/2/2014–7/18/2014[6]	39,700	39,699	.42
Other securities		131,284	1.38

Total short-term securities (cost: $1,481,862,000)		1,481,914	15.56

Total investment securities (cost: $10,741,431,000)		10,956,631	115.08
Other assets less liabilities		(1,435,833)	(15.08)

Net assets		$9,520,798	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $985,000, which represented .01% of the net assets of the fund. One of these securities (with a value of $0, a cost of $2,194,000, and which represented less than .01% of the net assets of the fund) was acquired from 12/7/2011 to 12/13/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $69,173,000, which represented .73% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $153,067,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
British pounds	7/31/2014	UBS AG	$20,063	£11,790	$(109)
Euros	7/9/2014	JPMorgan Chase	$14,729	€10,803	(64)
Euros	7/15/2014	HSBC Bank	$39,314	€29,000	(398)
Euros	7/15/2014	HSBC Bank	$19,727	€14,500	(129)
Euros	7/29/2014	Bank of New York Mellon	$5,533	€4,000	55
Euros	7/30/2014	Citibank	$10,212	€7,500	(59)
South African rand	7/17/2014	Bank of America, N.A.	$4,744	ZAR51,000	(37)
					$(741)

American Funds Insurance Series	91

Bond Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $320,453,000 over the prior seven-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2014 (000)
Receive	3-month USD-LIBOR	0.497%	5/21/2016	$17,000	$ (13)
Receive	3-month USD-LIBOR	0.617	6/25/2016	12,000	10
Pay	3-month USD-LIBOR	1.647	5/21/2019	1,500	1
Receive	3-month USD-LIBOR	1.71	6/9/2019	180,000	259
Pay	3-month USD-LIBOR	1.768	6/13/2019	90,000	(372)
Receive	3-month USD-LIBOR	1.786	6/20/2019	14,250	68
Pay	3-month USD-LIBOR	2.814	3/21/2024	16,250	(326)
Pay	3-month USD-LIBOR	2.805	3/21/2024	11,500	(221)
Pay	3-month USD-LIBOR	2.74	5/14/2024	300	(4)
Pay	3-month USD-LIBOR	2.609	5/29/2024	1,500	— [7]
Pay	3-month USD-LIBOR	2.701	6/9/2024	95,000	(747)
Pay	3-month USD-LIBOR	2.7395	6/11/2024	120,000	(1,360)
Pay	3-month USD-LIBOR	2.721	6/20/2024	4,350	—
Pay	3-month USD-LIBOR	2.691	6/25/2024	500	(3)
Pay	3-month USD-LIBOR	2.656	6/27/2024	1,400	—
Receive	3-month USD-LIBOR	3.608	3/21/2044	1,000	35
Receive	3-month USD-LIBOR	3.619	3/21/2044	3,075	115
Receive	3-month USD-LIBOR	3.418	6/9/2044	23,000	457
Receive	3-month USD-LIBOR	3.398	6/23/2044	650	—
					$ (2,101)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $8,775,000, which represented .09% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of this security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,264,564,000, which represented 13.28% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

TBA = To be announced

€ = Euros

£ = British pounds

ZAR = South African rand

See Notes to Financial Statements

92	American Funds Insurance Series

Global Bond Fund
Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 93.15%	Principal amount (000)		Value (000)		Percent of net assets
Euros 22.51%
Spanish Government:
4.50% 2018		€14,950	US$	23,022
2.75% 2019		28,660		41,917
5.85% 2022		11,025		19,013	5.31%
5.40% 2023		14,825		24,955
5.15% 2044		12,875		21,281
3.75%–3.80% 2018–2024		9,664		14,517
Irish Government:
4.50% 2020		29,290		47,476
3.40% 2024		30,105		44,911	3.81
3.90%–5.00% 2020–2023		7,075		11,309
German Government:
1.75% 2020[1]		17,932		27,939
2.00%–6.25% 2016–2044		19,545		30,744	2.15
Italian Government 3.50%–5.50% 2017–2024		33,740		53,017	1.95
Belgium (Kingdom of):
Series 72, 2.60% 2024		17,375		25,747	1.63
1.25%–3.75% 2018–2045		12,610		18,794
Portuguese Government:
4.75% 2019		18,990		28,897	1.48
3.85%–5.65% 2021–2024		7,825		11,450
Hungarian Government:
5.75% 2018		9,385		14,602	1.00
3.875%–6.00% 2019–2020		7,975		12,619
Other securities				141,077	5.18
				613,287	22.51

Japanese yen 5.88%
Japanese Government:
Series 89, 0.40% 2015		¥1,493,000		14,785
Series 269, 1.30% 2015		2,560,000		25,498
Series 336, 0.10% 2016		2,700,000		26,663	5.88
Series 315, 1.20% 2021		2,996,950		31,443
Series 136, 1.60% 2032		1,596,300		16,682
0.20%–2.20% 2014–2042		4,271,350		45,115
				160,186	5.88

British pounds 5.16%
United Kingdom:
2.75% 2015		£9,155		15,866
1.25% 2018		13,925		23,332
1.75% 2019		9,405		15,881	4.73
3.75% 2020		13,775		25,705
3.75% 2021		11,800		22,074
1.75%–4.75% 2022–2044		14,665		25,975
Other securities				11,828	.43
				140,661	5.16

Mexican pesos 3.29%
United Mexican States Government:
Series M30, 10.00% 2036	MXN	155,000		16,661	3.29
2.00%–10.00% 2015–2042[1]		860,085		73,116
				89,777	3.29

Polish zloty 2.86%
Polish Government:
Series 1017, 5.25% 2017	PLN	72,207		25,680
Series 0718, 2.50% 2018		58,000		18,842	2.86
4.00%–5.75% 2020–2023		88,660		33,420
				77,942	2.86

American Funds Insurance Series	93

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)		Percent of net assets
Swedish kronor 1.10%
Swedish Government:
Series 105, 3.50% 2022	SKr	95,290	US$	16,398	1.10%
3.75%–5.00% 2017–2020		78,070		13,745
				30,143	1.10
South Korean won 1.06%
South Korean Government 3.00%–5.75% 2017–2023	KRW	27,771,320		28,843	1.06

Hungarian forints 0.71%
Hungarian Government 4.00%–7.50% 2018–2023	HUF	3,958,200		19,271	.71

U.S. dollars 45.81%
U.S. Treasury:
0.625% 2017	US$	35,635		35,241
0.75% 2017		21,190		21,103
2.75% 2017[2]		17,575		18,535
3.50% 2018		15,275		16,547
1.625% 2019		17,800		17,799
1.125% 2020		29,100		27,970
1.375% 2020		38,350		37,287	16.22
2.50% 2023		20,884		20,999
0.25%–7.50% 2014–2044		148,789		150,015
U.S. Treasury inflation-protected securities:
0.125% 2019[1]		31,563		32,503
0.625% 2024[1]		34,394		35,633
0.125%–2.375% 2018–2044[1]		26,811		28,369
Fannie Mae:
3.50% 2044[3,4]		18,575		19,106
4.00% 2044[3,4]		19,100		20,258
4.50% 2044[3,4]		54,250		58,733	5.79
4.50% 2044[3,4]		16,820		18,169
2.184%–6.50% 2022–2043[3,4,5]		40,462		41,391
Hungarian Government 4.00%–7.625% 2018–2041		16,176		18,186	.67
Polish Government 4.00%–6.375% 2019–2024		10,350		11,334	.42
United Mexican States Government Global, Series A, 3.625% 2022		1,700		1,768	.06
Other securities				617,299	22.65
				1,248,245	45.81

Other currencies 4.77%
Other securities				130,099	4.77

Total bonds, notes & other debt instruments (cost: $2,451,497,000)				2,538,454	93.15

Convertible securities 0.02%
U.S. dollars 0.02%
Other securities				544	.02

Total convertible securities (cost: $386,000)				544	.02

Common stocks 0.02%
U.S. dollars 0.02%
Other securities				496	.02

Total common stocks (cost: $998,000)				496	.02

94	American Funds Insurance Series

Global Bond Fund

Short-term securities 11.17%	Principal amount (000)		Value (000)		Percent of net assets
Federal Home Loan Bank 0.07% due 9/3/2014–9/19/2014	US$	39,400	US$	39,396	1.45%
BASF AG 0.08% due 7/24/2014[6]		34,600		34,598	1.27
Nordea Bank AB 0.14% due 7/2/2014[6]		34,500		34,500	1.27
GlaxoSmithKline Finance PLC 0.12% due 8/5/2014[6]		30,300		30,296	1.11
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 7/1/2014[6]		30,200		30,200	1.11
Toronto-Dominion Holdings USA Inc. 0.11% due 7/14/2014[6]		29,600		29,599	1.09
Mizuho Funding LLC 0.165% due 7/14/2014[6]		28,500		28,499	1.04
Total Capital Canada Ltd. 0.09% due 7/18/2014[6]		26,100		26,099	.96
Australia & New Zealand Banking Group, Ltd. 0.14% due 9/5/2014[6]		21,200		21,193	.77
Nestlé Finance International Ltd. 0.12% due 7/7/2014		15,000		15,000	.55
KfW 0.11% due 9/26/2014[6]		15,000		14,996	.55

Total short-term securities (cost: $304,374,000)				304,376	11.17

Total investment securities (cost: $2,757,255,000)				2,843,870	104.36
Other assets less liabilities				(118,935)	(4.36)

Net assets			US$	2,724,935	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,068,000, which represented .04% of the net assets of the fund. One of these securities (with a value of $42,000, a cost of $52,000, and which represented less than .01% of the net assets of the fund) was acquired on 3/10/2010 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,806,000, which represented .95% of the net assets of the fund.

American Funds Insurance Series	95

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $314,458,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Purchases:
British pounds	7/10/2014	Barclays Bank PLC	£3,534	$5,913	US$ 136
British pounds	7/16/2014	UBS AG	£7,800	$13,121	226
Euros	8/4/2014	Citibank	€6,573	$9,000	1
Japanese yen	7/16/2014	Citibank	¥1,854,036	$18,250	54
Japanese yen	7/16/2014	UBS AG	¥1,828,867	$17,977	78
Japanese yen	7/18/2014	UBS AG	¥1,820,490	$17,758	215
Japanese yen	7/24/2014	Bank of New York Mellon	¥2,712,496	$26,640	141
Japanese yen	7/31/2014	UBS AG	¥2,069,187	$20,360	70
Japanese yen	8/1/2014	UBS AG	¥305,551	$2,985	32
Japanese yen	8/20/2014	HSBC Bank	¥611,091	$6,027	7
Japanese yen	8/22/2014	UBS AG	¥609,489	$6,023	(4)
Japanese yen	8/22/2014	Barclays Bank PLC	¥1,163,558	$11,500	(10)
					US$ 946
Sales:
Canadian dollars	9/29/2014	UBS AG	¥614,130	C$6,485	US$ 3
Euros	7/3/2014	Bank of America, N.A.	$8,861	€6,440	43
Euros	7/9/2014	Citibank	$8,855	€6,472	(8)
Euros	7/9/2014	HSBC Bank	$3,008	€2,190	9
Euros	7/9/2014	HSBC Bank	$945	€688	3
Euros	7/14/2014	HSBC Bank	$5,995	€4,320	79
Euros	9/23/2014	Bank of America, N.A.	$6,704	€4,920	(35)
Euros	9/25/2014	Citibank	£2,359	€2,950	(6)
Euros	9/30/2014	Barclays Bank PLC	$11,740	€8,620	(68)
Israeli shekels	9/12/2014	Barclays Bank PLC	€4,496	ILS21,090	15
Polish zloty	7/9/2014	HSBC Bank	€4,285	PLN17,946	(38)
Swedish kronor	7/18/2014	UBS AG	£2,589	SKr29,000	91
Swedish kronor	7/18/2014	UBS AG	€3,181	SKr29,000	17
Swedish kronor	9/12/2014	UBS AG	€2,135	SKr19,400	24
Swedish kronor	9/15/2014	Citibank	$5,719	SKr38,340	(15)
Swedish kronor	9/29/2014	UBS AG	€1,921	SKr17,657	(8)
					US$ 106

Forward currency contracts – net					US$ 1,052

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $95,000, which represented less than .01% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of this security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $428,255,000, which represented 15.72% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

96	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 93.03%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 92.15%
Health care 16.46%
inVentiv Health Inc.:
9.00% 2018[1]	$10,225	$11,043
11.00% 2018[1]	20,290	19,428	1.90%
11.00% 2018[1]	8,350	8,016
Forest Laboratories, Inc.:
5.00% 2021[1]	19,400	21,308
4.375%–4.875% 2019–2021[1]	10,015	10,856	1.59
Kinetic Concepts, Inc.:
Term Loan E1, 4.00% 2018[2,3,4]	1,648	1,652
10.50% 2018	15,355	17,390	1.54
12.50% 2019	10,465	12,087
VPI Escrow Corp.:
6.75% 2018[1]	12,800	13,824
5.625%–7.50% 2020–2021[1]	15,690	17,024	1.52
Tenet Healthcare Corp. 4.50%–8.125% 2020–2022	24,395	26,310	1.30
DJO Finance LLC:
7.75% 2018	11,635	12,275
8.75%–9.875% 2017–2018	10,910	11,640	1.18
HCA Inc. 3.75% 2019	14,670	14,835	.73
Multiplan Inc., Term Loan B, 4.00% 2021[2,3,4]	14,742	14,720	.73
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	14,530	14,647	.72
INC Research LLC 11.50% 2019[1]	10,690	12,186	.60
Other securities		93,974	4.65
		333,215	16.46

Telecommunication services 16.22%
MetroPCS Wireless, Inc.:
6.25% 2021	16,950	18,073
6.625% 2023	19,150	20,874	2.45
T-Mobile US, Inc. 6.542%–6.731% 2020–2022	9,879	10,702
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,634
Sprint Nextel Corp.:
7.00% 2020	20,650	22,947
9.125%–11.50% 2017–2021	7,300	9,465	2.40
Sprint Corp.:
7.25% 2021[1]	11,150	12,335
7.875% 2023[1]	2,050	2,286
Wind Acquisition SA:
7.375% 2018	€4,075	5,901
7.375% 2021[1]	$13,725	14,686	1.77
4.75%–7.25% 2018–2020[1]	14,625	15,151
Digicel Group Ltd.:
8.25% 2020[1]	17,300	18,944
6.00%–7.125% 2021–2022[1]	12,500	13,006	1.58
NII Capital Corp. 7.625%–11.375% 2016–2021[1]	62,635	30,854	1.52
Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,564
Intelsat Jackson Holding Co.:
7.25% 2020	1,100	1,188	1.18
6.625% 2022	20,125	21,106

American Funds Insurance Series	97

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services (continued)
Numerical Group SA:
First Lien, 4.875% 2019[1]	$11,475	$11,791
6.00%–6.25% 2022–2024[1]	10,950	11,410	1.15%
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	22,652	1.12
Trilogy International Partners, LLC 10.25% 2016[1]	12,075	12,467	.62
Other securities		49,379	2.43
		328,415	16.22

Consumer discretionary 15.28%
EchoStar DBS Corp. 7.125% 2016	325	352
DISH DBS Corp.:
4.25% 2018	18,075	18,843	1.58
4.625%–7.875% 2017–2020	11,975	12,783
Boyd Gaming Corp.:
9.125% 2018	9,190	9,822	1.07
9.00% 2020	10,750	11,892
Time Inc., Term Loan B, 4.25% 2021[2,3,4]	12,600	12,684	.63
Warner Music Group 5.625% 2022[1]	12,500	12,609	.62
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,568	.52
Other securities		219,641	10.86
		309,194	15.28

Industrials 13.13%
Altegrity, Inc. 9.50% 2019[1]	12,225	12,225
US Investigations Services, Inc.:			1.18
Term Loans, 5.00%–7.75% 2015[2,3,4]	5,429	5,403
10.50%–11.75% 2015[1]	7,251	6,339
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	6,253
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,825
Navios Maritime Holdings Inc. 7.375% 2022[1]	10,050	10,377
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	21,580	22,470	1.11
CEVA Group PLC:
Term Loan, 6.50% 2021[2,3,4]	5,746	5,644
Term Loan LOC, 6.50% 2021[2,3,4]	2,140	2,102	.92
4.00%–9.00% 2018–2021[1]	11,200	10,853
Jeld-Wen Escrow Corp. 12.25% 2017[1]	14,770	16,025	.79
Euramax International, Inc. 9.50% 2016	10,880	10,880	.54
Other securities		150,359	7.43
		265,755	13.13

Energy 8.97%
NGPL PipeCo LLC:
Term Loan B, 6.75% 2017[2,3,4]	1,864	1,859
7.119% 2017[1]	6,715	6,849	1.34
9.625% 2019[1]	16,825	18,508
Peabody Energy Corp.:
6.00% 2018	19,745	20,683	1.23
6.25% 2021	4,120	4,125
QGOG Constellation SA 6.25% 2019[1]	11,200	11,368	.56
Sabine Pass Liquefaction, LLC 5.75% 2024[1]	10,050	10,490	.52
Samson Investment Co. 10.75% 2020[1]	9,890	10,471	.52
Other securities		97,227	4.80
		181,580	8.97

98	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Information technology 8.54%
First Data Holdings, Inc. 14.50% 2019[1,6]	$8,121	$8,761
First Data Corp.:
11.75% 2021	22,249	26,476	2.38%
12.625% 2021	8,804	10,862
8.25%–8.75% 2021–2022[1,2,6]	1,808	1,997
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25% 2020[2,3,4]	7,711	7,744
5.00% 2021[1]	10,385	10,697	1.68
6.00% 2022[1]	14,575	15,559
SRA International, Inc.:
Term Loan B, 6.50% 2018[2,3,4]	16,913	16,998
11.00% 2019	7,835	8,442	1.26
Dell, Inc., Term Loan B, 4.50% 2020[2,3,4]	17,164	17,268	.85
Other securities		47,959	2.37
		172,763	8.54

Materials 7.80%
Reynolds Group Inc.:
5.75% 2020	29,645	31,424	1.88
7.125%–9.875% 2019	5,915	6,533
First Quantum Minerals Ltd.:
6.75% 2020[1]	16,243	16,811
7.00% 2021[1]	17,168	17,747	1.77
7.25% 2022[1]	1,275	1,332
FMG Resources 6.00% 2017[1]	11,315	11,718	.58
Other securities		72,310	3.57
		157,875	7.80

Financials 4.27%
CIT Group Inc.:
3.875% 2019	12,825	13,057	1.27
4.25%–5.50% 2017–2019[1]	11,875	12,712
iStar Financial Inc. 4.00%–9.00% 2017–2019	22,180	22,685	1.12
Other securities		37,994	1.88
		86,448	4.27

Other corporate bonds & notes 1.48%
Other securities		29,922	1.48

Total corporate bonds & notes		1,865,167	92.15

Other bonds & notes 0.88%
Other securities		17,960	.88

Total bonds, notes & other debt instruments (cost: $1,824,393,000)		1,883,127	93.03

American Funds Insurance Series	99

High-Income Bond Fund

Convertible securities 1.53%	Shares	Value (000)	Percent of net assets
Industrials 0.49%
CEVA Group PLC, Series A-2, 2.234% convertible preferred[7,8]	2,211	$2,543
CEVA Group PLC, Series A-1, 3.234% convertible preferred[7]	4,788	7,302	.49%
		9,845	.49

Other 1.04%
Other securities		21,094	1.04

Total convertible securities (cost: $26,687,000)		30,939	1.53

Preferred securities 0.06%
Financials 0.06%
Other securities		1,160	.06

Total preferred securities (cost: $1,066,000)		1,160	.06

Common stocks 0.97%
Industrials 0.32%
CEVA Group PLC[1,7,9]	5,622	6,465	.32

Other 0.65%
Other securities		13,209	.65

Total common stocks (cost: $30,430,000)		19,674	.97

100	American Funds Insurance Series

High-Income Bond Fund

Short-term securities 5.03%	Principal amount (000)	Value (000)	Percent of net assets
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[1]	$35,000	$34,999	1.73%
PepsiCo Inc. 0.06% due 9/2/2014[1]	30,000	29,997	1.48
Procter & Gamble Co. 0.08% due 7/31/2014[1]	14,400	14,399	.71
General Electric Co. 0.06% due 7/1/2014	13,600	13,600	.67
Other securities		8,700	.44

Total short-term securities (cost: $101,693,000)		101,695	5.03

Total investment securities (cost: $1,984,269,000)		2,036,595	100.62
Other assets less liabilities		(12,456)	(.62)

Net assets		$2,024,139	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $9,333,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Euros	7/9/2014	UBS AG	$1,189	€875	$ (9)
Euros	7/29/2014	Bank of New York Mellon	$8,299	€6,000	83
					$74

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $895,725,000, which represented 44.25% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $226,624,000, which represented 11.20% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $25,119,000, which represented 1.24% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/10/2010 to 1/23/2012 at a cost of $2,214,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $4,937,000, which represented .24% of the net assets of the fund, and were acquired from 9/17/2009 to 3/15/2013 at an aggregate cost of $12,899,000.
[9]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

LOC = Letter of Credit

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	101

Mortgage Fund
Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 101.63%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations 65.64%
Federal agency mortgage-backed obligations[1] 57.57%
Fannie Mae:
4.00% 2043	$5,199	$5,542
3.50% 2044[2]	57,379	59,020
4.00% 2044[2]	4,550	4,826
4.50% 2044[2]	6,700	7,254	29.69%
5.00% 2044[2]	2,425	2,692
5.00% 2044[2]	1,825	2,021
2.514%–5.00% 2036–2043[3]	2,915	3,093
Government National Mortgage Assn.:
5.50% 2040	6,256	7,118
5.00% 2041	3,360	3,705
5.00% 2041	2,160	2,314
6.50% 2041	2,632	2,920
3.50% 2043	3,438	3,585	14.82
3.50% 2043	2,933	3,057
3.50% 2043	2,856	2,977
3.50% 2043	2,640	2,752
3.50% 2043	2,337	2,436
4.00% 2044[2]	2,250	2,406
3.50%–6.00% 2038–2043	8,427	8,886
Freddie Mac:
5.00% 2034	3,870	4,297
4.00% 2044[2]	11,325	11,989
4.50% 2044[2]	6,825	7,384	10.08
2.351%–5.50% 2037–2044[2,3]	4,742	5,009
Vendee Mortgage Trust:
Series 2011–2, Class V, 3.75% 2028	5,760	6,018
3.75%–4.25% 2033–2035	1,882	2,024	2.83
Other securities		443	.15
		163,768	57.57

Commercial mortgage-backed securities[1] 4.66%
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,823	1,977	.69
Other securities		11,295	3.97
		13,272	4.66

Other mortgage-backed securities 3.15%
Other securities		8,953	3.15

Collateralized mortgage-backed obligations (privately originated) 0.26%
Other securities		751	.26

Total mortgage-backed obligations		186,744	65.64

U.S. Treasury bonds & notes 22.50%
U.S. Treasury 14.85%
0.25% 2015	21,300	21,328
1.75% 2023	1,525	1,444
2.75% 2023	4,500	4,610
2.75% 2024	12,100	12,368
2.875% 2043	2,725	2,485	14.85
		42,235	14.85

102	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury inflation-protected securities[4] 7.65%
2.00% 2014	$2,515	$2,521
0.50% 2015[5]	5,469	5,551
0.125% 2016	2,685	2,757
2.00% 2016	2,986	3,150	7.65%
0.125% 2017	2,583	2,673
0.375% 2023	662	675
1.375% 2044	4,043	4,438
		21,765	7.65

Total U.S. Treasury bonds & notes		64,000	22.50

Federal agency bonds & notes 11.91%
Freddie Mac:
Series K031, Class A2, multifamily 3.30% 2023[1,3]	5,022	5,232
0.53%–3.389% 2016–2024[1,3]	6,230	6,356	4.07
Federal Home Loan Bank:
0.875% 2017	3,850	3,852
Series 2816, 1.00% 2017	5,570	5,592	3.46
5.50% 2036	300	384
United States Agency for International Development,
Jordan (Kingdom of) 2.503% 2020	7,000	7,044	2.48
Federal Farm Credit Banks 0.204%–0.206% 2017[3]	2,993	2,993	1.05
Fannie Mae 0.478%–3.506% 2015–2024[1,3]	2,362	2,418	.85
		33,871	11.91

Other bonds & notes 1.58%
Other securities		4,504	1.58

Total bonds, notes & other debt instruments (cost: $283,645,000)		289,119	101.63

Short-term securities 32.92%
Army and Air Force Exchange Service 0.09%–0.10% due 7/1/2014–7/16/2014[6]	9,700	9,700	3.41
Honeywell International Inc. 0.12% due 9/19/2014–10/21/2014[6]	8,000	7,996	2.81
Regents of the University of California 0.07% due 7/14/2014	7,000	7,000	2.46
Chevron Corp. 0.07% due 7/23/2014[6]	7,000	6,999	2.46
ExxonMobil Corp. 0.08% due 7/28/2014	7,000	6,999	2.46
Abbott Laboratories 0.10% due 8/18/2014–9/22/2014[6]	7,000	6,999	2.46
General Electric Co. 0.06% due 7/1/2014	6,700	6,700	2.36
Coca-Cola Co. 0.11%–0.12% due 7/23/2014–10/15/2014[6]	5,800	5,799	2.04
PepsiCo Inc. 0.08% due 7/25/2014[6]	5,600	5,600	1.97
John Deere Bank SA 0.09% due 7/18/2014[6]	5,500	5,500	1.93
Google Inc. 0.13% due 12/16/2014[6]	5,450	5,447	1.91
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/10/2014	5,000	5,000	1.76
Paccar Financial Corp. 0.07% due 7/18/2014	5,000	5,000	1.76
Microsoft Corp. 0.09% due 8/27/2014[6]	5,000	4,999	1.76
Tennessee Valley Authority 0.05% due 7/17/2014	3,900	3,900	1.37

Total short-term securities (cost: $93,639,000)		93,638	32.92

Total investment securities (cost: $377,284,000)		382,757	134.55
Other assets less liabilities		(98,286)	(34.55)

Net assets		$284,471	100.00%

American Funds Insurance Series	103

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $27,990,000 over the prior 10-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2014 (000)
Receive	3-month USD-LIBOR	1.039%	11/26/2017	$800	$3
Receive	3-month USD-LIBOR	1.314	5/20/2018	3,000	3
Receive	3-month USD-LIBOR	1.5125	7/22/2018	5,000	(23)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	4,000	(26)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	1,500	(9)
Receive	3-month USD-LIBOR	1.81	3/27/2019	5,000	(44)
Pay	3-month USD-LIBOR	1.7905	6/20/2019	1,550	8
Pay	3-month USD-LIBOR	1.789	6/20/2019	6,150	30
Pay	3-month USD-LIBOR	1.7945	6/20/2019	3,800	20
Pay	3-month USD-LIBOR	1.732	6/27/2019	8,500	16
Pay	3-month USD-LIBOR	2.898	9/23/2023	5,000	157
Receive	3-month USD-LIBOR	2.80125	9/27/2023	2,500	(58)
Receive	3-month USD-LIBOR	3.34	6/27/2044	3,500	(15)
					$62

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of this security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $326,000, which represented .11% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,311,000, which represented 25.42% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

104	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2014	unaudited

Bonds, notes & other debt instruments 91.87%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 46.95%
U.S. Treasury 35.72%
1.50% 2016[1]	$42,150	$43,025
1.50% 2016	29,075	29,673
4.625% 2016	28,875	31,611
0.625% 2017	26,000	25,713
0.75% 2017	39,000	38,840
0.875% 2017	25,000	25,110
2.75% 2017	24,000	25,311
3.25% 2017	25,235	26,938
4.625% 2017	23,100	25,457
2.25% 2021	120,975	122,294	35.72%
1.625% 2022	46,698	44,119
1.625% 2022	41,728	39,622
1.75% 2022	47,795	46,014
2.00% 2023	30,539	29,642
2.50% 2023	126,525	127,222
2.75% 2023	173,000	177,237
2.75% 2024	133,700	136,667
3.625% 2043	28,350	29,879
1.00%–7.50% 2016–2044	222,930	228,457
		1,252,831	35.72

U.S. Treasury inflation-protected securities[2] 11.23%
0.50% 2015	59,012	59,897
0.125% 2016	29,479	30,269
0.125% 2017	40,911	42,337
0.125% 2019	31,513	32,450	11.23
0.625% 2024	72,105	74,701
1.375% 2044	92,257	101,267
0.125%–2.00% 2015–2043	52,423	53,078
		393,999	11.23

Total U.S. Treasury bonds & notes		1,646,830	46.95

Federal agency mortgage-backed obligations [3] 25.27%
Fannie Mae:
3.50% 2044[4]	100,450	103,322
4.50% 2044[4]	238,100	257,776	15.40
0%–10.353% 2017–2044[4,5]	172,426	179,019
Freddie Mac:
4.00% 2044	37,219	39,521
4.50% 2044[4]	42,475	45,953	5.00
0%–6.00% 2016–2044[4,5]	84,960	90,045
Government National Mortgage Assn.:
5.50% 2040	22,973	26,137
4.50% 2044[4]	24,500	26,751	3.53
3.00%–6.50% 2026–2058[5]	65,989	70,755
Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	22,631	23,985	1.27
Series 2010-1, Class DA, 4.25% 2035	19,099	20,571
Other securities		2,494	.07
		886,329	25.27

American Funds Insurance Series	105

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes 19.65%
Federal Home Loan Bank:
5.50% 2014	$31,410	$31,607
0.375% 2015	34,750	34,830
1.75% 2018	38,000	38,329	6.18%
Series 2816, 1.00% 2017	56,095	56,314
0.375%–5.50% 2015–2036	54,545	55,623
Freddie Mac:
1.75% 2015	23,425	23,854	4.66
0.53%–3.75% 2016–2024[3,5]	136,850	139,697
United States Agency for International Development:
Ukraine 1.844% 2019	1,445	1,453
Jordan (Kingdom of) 1.945% 2019	22,750	22,882	3.22
Jordan (Kingdom of) 2.503% 2020	88,000	88,550
Federal Farm Credit Banks:
0.60% 2017	41,774	41,472	2.10
0.204%–1.625% 2014–2017[5]	32,121	32,225
Tennessee Valley Authority:
Series A, 3.875% 2021	32,975	36,307
1.875%–5.88% 2022–2060	27,450	28,632	1.90
TVA Southaven 3.846% 2033[3]	1,734	1,801
Fannie Mae 0.478%–7.125% 2015–2030[3,5]	23,304	25,590	.73
Private Export Funding Corp. 1.45%–3.55% 2019–2024	22,360	22,273	.64
Other securities		7,557	.22
		688,996	19.65

Total bonds, notes & other debt instruments (cost: $3,179,707,000)		3,222,155	91.87

Short-term securities 20.36%
Chevron Corp. 0.07%–0.09% due 7/23/2014–9/8/2014[6]	89,500	89,484	2.55
Coca-Cola Co. 0.10%–0.17% due 8/28/2014–12/8/2014[6]	82,100	82,054	2.34
Procter & Gamble Co. 0.09%–0.12% due 9/3/2014–9/10/2014[6]	77,700	77,686	2.22
Honeywell International Inc. 0.12% due 9/19/2014–10/15/2014[6]	55,000	54,978	1.57
ExxonMobil Corp. 0.08% due 7/28/2014	50,000	49,996	1.43
Google Inc. 0.08% due 8/19/2014[6]	50,000	49,995	1.43
Federal Farm Credit Banks 0.12%–0.15% due 8/11/2014–10/17/2014	48,100	48,094	1.37
Tennessee Valley Authority 0.057% due 7/17/2014	47,000	46,999	1.34
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[6]	30,000	29,999	.86
Private Export Funding Corp. 0.18% due 11/19/2014[6]	29,300	29,281	.83
IBM Corp. 0.10% due 9/22/2014–9/23/2014[6]	26,000	25,994	.74
Other securities		129,380	3.68

Total short-term securities (cost: $713,928,000)		713,940	20.36

Total investment securities (cost: $3,893,635,000)		3,936,095	112.23
Other assets less liabilities		(428,945)	(12.23)

Net assets		$3,507,150	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

106	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swap contracts as shown in the following table. The average notional amount of interest rate swaps was $262,359,000 over the prior nine-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2014 (000)
Pay	3-month USD-LIBOR	0.4975%	1/8/2016	$25,000	$32
Receive	3-month USD-LIBOR	1.32125	1/8/2018	15,000	(62)
Receive	3-month USD-LIBOR	1.314	5/20/2018	20,000	19
Receive	3-month USD-LIBOR	1.49	11/29/2018	25,000	31
Receive	3-month USD-LIBOR	1.619	3/17/2019	8,000	(3)
Pay	3-month USD-LIBOR	1.7905	6/20/2019	34,700	172
Pay	3-month USD-LIBOR	1.789	6/20/2019	138,700	680
Pay	3-month USD-LIBOR	1.7945	6/20/2019	86,600	448
Receive	3-month USD-LIBOR	2.30773	4/10/2021	19,230	(222)
Receive	3-month USD-LIBOR	2.33565	4/11/2021	35,000	(467)
Receive	3-month USD-LIBOR	2.154	5/29/2021	50,000	(1)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(250)
Receive	3-month USD-LIBOR	2.7395	6/11/2024	35,000	(397)
Pay	3-month USD-LIBOR	2.6935	6/18/2024	5,000	35
Receive	3-month USD-LIBOR	3.34	6/27/2044	45,000	(192)
					$(177)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,191,000, which represented .23% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of this security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $531,472,000, which represented 15.15% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series	107

Cash Management Fund
Investment portfolio June 30, 2014	unaudited

Short-term securities 100.32%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency discount notes 55.41%
Federal Home Loan Bank 0.045%–0.06% due 7/2/2014–8/27/2014	$84,100	$84,098	20.54%
Fannie Mae 0.04%–0.10% due 7/14/2014–9/24/2014	82,208	82,204	20.08
Freddie Mac 0.05%–0.06% due 7/11/2014–9/11/2014	43,168	43,167	10.54
Federal Farm Credit Banks 0.06% due 8/18/2014	12,000	11,999	2.93
Tennessee Valley Authority 0.05% due 7/17/2014	5,400	5,400	1.32
		226,868	55.41

Commercial paper 26.57%
GlaxoSmithKline Finance PLC 0.10% due 8/18/2014[1]	13,100	13,097	3.20
Kimberly-Clark Worldwide Inc. 0.06% due 7/14/2014[1]	11,700	11,700	2.86
Mizuho Funding LLC 0.13% due 7/24/2014[1]	10,200	10,199	2.49
Province of Ontario 0.10% due 7/9/2014	10,000	10,000	2.44
Sumitomo Mitsui Banking Corp. 0.12% due 7/8/2014[1]	10,000	10,000	2.44
Emerson Electric Co. 0.07% due 8/4/2014[1]	10,000	9,999	2.44
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	9,500	9,500	2.32
General Electric Co. 0.06% due 7/1/2014	8,800	8,800	2.15
BASF AG 0.08% due 7/24/2014[1]	7,400	7,400	1.81
BNZ International Funding Ltd. 0.15% due 7/23/2014[1]	5,900	5,899	1.44
Walt Disney Co. 0.06% due 8/14/2014[1]	5,200	5,199	1.27
Abbott Laboratories 0.10% due 7/11/2014[1]	4,900	4,900	1.20
John Deere Bank SA 0.08% due 7/22/2014[1]	2,100	2,100	.51
		108,793	26.57

U.S. Treasuries 18.34%
U.S. Treasury Bills 0.013%–0.07% due 7/17/2014–12/26/2014	75,100	75,093	18.34

Total investment securities (cost: $410,748,000)		410,754	100.32
Other assets less liabilities		(1,297)	(.32)

Net assets		$409,457	100.00%

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $80,493,000, which represented 19.66% of the net assets of the fund.

See Notes to Financial Statements

108	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2014	unaudited

	Shares	Value (000)	Percent of net assets
Growth fund 94.84%
American Funds Insurance Series – Growth Fund, Class 1	665,315	$52,300	94.84%

Total growth fund (cost: $50,455,000)		52,300	94.84

Short-term securities 5.80%
Government Cash Management Fund	3,197,753	3,198	5.80

Total short-term securities (cost: $3,198,000)		3,198	5.80

Total investment securities (cost: $53,653,000)		55,498	100.64
Other assets less liabilities		(353)	(.64)

Net assets		$55,145	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,400,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series – Growth Fund, Class 1	335,489	345,875	16,049	665,315	$231	$52,300

See Notes to Financial Statements

American Funds Insurance Series	109

Managed Risk International Fund
Investment portfolio June 30, 2014	unaudited

	Shares	Value (000)	Percent of net assets
Growth fund 94.24%
American Funds Insurance Series – International Fund, Class 1	1,402,460	$30,896	94.24%

Total growth fund (cost: $28,798,000)		30,896	94.24

Short-term securities 6.70%
Government Cash Management Fund	2,198,962	2,199	6.70

Total short-term securities (cost: $2,199,000)		2,199	6.70

Total investment securities (cost: $30,997,000)		33,095	100.94
Other assets less liabilities		(309)	(.94)

Net assets		$32,786	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $4,069,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series – International Fund, Class 1	741,709	718,080	57,329	1,402,460	$29	$30,896

See Notes to Financial Statements

110	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2014	unaudited

	Shares	Value (000)	Percent of net assets
Growth-and-income fund 95.39%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	3,216,262	$45,446	95.39%

Total growth-and-income fund (cost: $41,121,000)		45,446	95.39

Short-term securities 5.95%
Government Cash Management Fund	2,832,437	2,832	5.95

Total short-term securities (cost: $2,832,000)		2,832	5.95

Total investment securities (cost: $43,953,000)		48,278	101.34
Other assets less liabilities		(638)	(1.34)

Net assets		$47,640	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,392,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,896,886	1,441,163	121,787	3,216,262	$185	$45,446

See Notes to Financial Statements

American Funds Insurance Series	111

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2014	unaudited

	Shares	Value (000)	Percent of net assets
Growth-and-income fund 93.66%
American Funds Insurance Series – Growth-Income Fund, Class 1	796,818	$41,092	93.66%

Total growth-and-income fund (cost: $39,080,000)		41,092	93.66

Short-term securities 6.02%
Government Cash Management Fund	2,639,651	2,640	6.02

Total short-term securities (cost: $2,640,000)		2,640	6.02

Total investment securities (cost: $41,720,000)		43,732	99.68
Other assets less liabilities		142	.32

Net assets		$43,874	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $2,028,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	449,118	398,843	51,143	796,818	$109	$41,092

See Notes to Financial Statements

112	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2014	unaudited

	Shares	Value (000)	Percent of net assets
Asset allocation fund 93.51%
American Funds Insurance Series – Asset Allocation Fund, Class 1	68,208,236	$1,516,269	93.51%

Total asset allocation fund (cost: $1,479,076,000)		1,516,269	93.51

Short-term Securities 5.55%
Government Cash Management Fund	90,080,689	90,081	5.55

Total short-term securities (cost: $90,081,000)		90,081	5.55

Total investment securities (cost: $1,569,157,000)		1,606,350	99.06
Other assets less liabilities		15,233	.94

Net assets		$1,621,583	100.00%

Futures contracts

The fund did not hold any futures contracts as of June 30, 2014. The average month-end notional amount of open futures contracts while held was $37,836,000 over the prior 12-month period.

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2014 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	37,702,567	30,774,445	268,776	68,208,236	$4,183	$1,516,269

See Notes to Financial Statements

American Funds Insurance Series	113

Financial statements

Statements of assets and liabilities
at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$5,828,767	$4,335,961	$23,301,150	$8,239,931	$2,835,283
Affiliated issuers	—	92,458	275,498	—	—
Cash denominated in currencies other than U.S. dollars	1,153	228	—	3,374	—
Cash	66	127	1,310	94	5
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	7,320	4,047	6,210	9,151	2,643
Sales of fund’s shares	2,288	773	4,078	3,102	3,018
Closed forward currency contracts	—	—	—	—	2
Dividends and interest	8,540	4,952	20,794	22,765	8,728
Other	47	—	—	242	110
	5,848,181	4,438,546	23,609,040	8,278,659	2,849,789
Liabilities:
Unrealized depreciation on open forward currency contracts	1,364	101	—	1,881	115
Payables for:
Purchases of investments	3,990	9,416	65,733	3,695	456
Repurchases of fund’s shares	6,466	4,921	49,885	10,419	5,825
Closed forward currency contracts	—	—	—	—	20
Investment advisory services	2,475	2,469	6,254	3,385	1,664
Distribution services	869	643	3,322	987	270
Insurance administrative services	3	5	4	3	12
Administrative services	48	—	192	68	23
Trustees’ deferred compensation	48	30	472	211	17
Non-U.S. taxes	—	—	—	6,203	3,469
Variation margin	—	—	—	—	—
Other	43	47	37	123	66
	15,306	17,632	125,899	26,975	11,937
Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,846,343	$2,977,625	$12,148,885	$5,745,367	$2,209,907
Undistributed (distributions in excess of) net investment income	24,591	(14,373)	145,554	53,831	6,106
Undistributed (accumulated) net realized gain (loss)	368,886	239,448	2,385,252	221,842	106,550
Net unrealized appreciation	1,593,055	1,218,214	8,803,450	2,230,644	515,289
Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852

Investment securities, at cost:
Unaffiliated issuers	$4,234,444	$3,084,323	$14,566,073	$6,001,441	$2,316,437
Affiliated issuers	—	125,796	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,153	228	—	3,374	—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

114	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$6,836,647	$1,991,806		$25,457,353	$1,045,061	$27,934		$17,314,152	$217,161		$10,956,631	$2,843,870
—	12,974		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	432
112	84		250	75	114		1,145	90		1,295	—
—	—		—	—	—		—	30		55	1,244

—	1,224		1,498	10,528	—		127,542	819		858,032	65,284
4,718	272		13,868	870	1,655		9,185	450		14,857	1,517
—	16		—	—	—		—	—	*	195	373
11,273	4,372		33,211	3,700	102		45,875	1,012		59,899	23,901
—	—		—	—	—		—	—		—	—
6,852,750	2,010,984		25,506,247	1,060,393	29,805		17,497,899	219,562		11,890,964	2,936,621

—	79		—	—	—		—	24		796	192

6,549	3,819		57,053	4,113	1,202		494,514	6,381		2,361,374	209,055
4,419	2,489		50,577	16	—	*	8,516	111		3,382	656
—	—		—	—	—		—	5		145	241
2,241	983		5,547	546	10		3,860	114		2,857	1,167
774	372		3,087	57	1		1,181	35		963	308
1	—	*	4	4	1		2	—		5	—	*
57	17		208	8	—	*	139	2		78	22
38	14		535	3	—		163	1		69	14
—	—		2,855	—	—		—	—		—	—
—	—		—	—	—		245	—		493	—
1	152		31	234	—	*	7	4		4	31
14,080	7,925		119,897	4,981	1,214		508,627	6,677		2,370,166	211,686
$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935

$4,468,508	$1,706,758		$14,683,414	$875,961	$28,179		$12,130,654	$179,576		$9,126,758	$2,553,941
148,849	36,205		165,977	24,030	3		146,973	2,182		99,222	33,129
412,994	(149,812)		1,332,850	12,279	1		812,934	1,013		82,442	50,151
1,808,319	409,908		9,204,109	143,142	408		3,898,711	30,114		212,376	87,714
$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935

$5,028,338	$1,573,580		$16,250,423	$901,772	$27,526		$13,414,454	$187,055		$10,741,431	$2,757,255
—	21,133		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	1,045

American Funds Insurance Series	115

Statements of assets and liabilities
at June 30, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$2,036,595	$382,757		$3,936,095	$410,754		$3,198
Affiliated issuers	—	—		—	—		52,300
Cash denominated in currencies other than U.S. dollars	—	—		—	—		—
Cash	115	119		315	90		—
Unrealized appreciation on open forward currency contracts	83	—		—	—		—
Receivables for:
Sales of investments	15,294	4,701		290,190	—		—
Sales of fund’s shares	1,159	812		989	816		302
Closed forward currency contracts	—	—		—	—		—
Dividends and interest	31,934	800		13,773	—		—	*
Other	—	—		—	—		—
	2,085,180	389,189		4,241,362	411,660		55,800
Liabilities:
Unrealized depreciation on open forward currency contracts	9	—		—	—		—
Payables for:
Purchases of investments	58,287	104,538		731,933	—		196
Repurchases of fund’s shares	1,281	12		401	1,996		416
Closed forward currency contracts	—	—		—	—		—
Investment advisory services	765	96		948	109		9
Distribution services	219	11		371	74		9
Insurance administrative services	3	—	*	2	—		25
Administrative services	16	2		29	3		—
Trustees’ deferred compensation	52	1		54	21		—	*
Non-U.S. taxes	—	—		—	—		—
Variation margin	—	58		473	—		—
Other	409	—	*	1	—	*	—	*
	61,041	104,718		734,212	2,203		655
Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,007,796	$277,417		$3,441,684	$410,492		$51,535
Undistributed (distributions in excess of) net investment income	55,018	1,937		24,044	(1,042)		96
(Accumulated) undistributed net realized (loss) gain	(91,075)	(418)		(861)	1		1,669
Net unrealized appreciation	52,400	5,535		42,283	6		1,845
Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145

Investment securities, at cost:
Unaffiliated issuers	$1,984,269	$377,284		$3,893,635	$410,748		$3,198
Affiliated issuers	—	—		—	—		50,455
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—		—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

116	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,199		$2,832		$2,640		$90,081
30,896		45,446		41,092		1,516,269
—		—		—		—
—		—		—		—
—		—		—		—

—		—		—		1,449
29		289		216		20,349
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—
33,124		48,567		43,948		1,628,149

—		—		—		—

27		269		41		—
287		620		—	*	5,112
—		—		—		—
5		8		7		256
5		8		7		283
14		22		19		890
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—
—		—		—		—
—	*	—	*	—	*	24
338		927		74		6,566
$32,786		$47,640		$43,874		$1,621,583

$31,241		$43,779		$40,189		$1,522,608
(48)		71		6		(176)
(505)		(535)		1,667		61,958
2,098		4,325		2,012		37,193
$32,786		$47,640		$43,874		$1,621,583

$2,199		$2,832		$2,640		$90,081
28,798		41,121		39,080		1,479,076
—		—		—		—

American Funds Insurance Series	117

Statements of assets and liabilities
at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,570,881	$1,406,386	$7,147,027	$3,457,818	$1,520,245
Shares outstanding	56,506	51,303	90,918	156,960	63,781
Net asset value per share	$27.80	$27.41	$78.61	$22.03	$23.84
Class 2:
Net assets	$4,252,737	$3,005,794	$16,114,551	$4,741,905	$1,288,996
Shares outstanding	154,174	111,667	205,954	216,148	54,600
Net asset value per share	$27.58	$26.92	$78.24	$21.94	$23.61
Class 3:
Net assets			$213,923	$44,465
Shares outstanding			2,712	2,018
Net asset value per share			$78.88	$22.04
Class 4:
Net assets	$9,257	$8,734	$7,640	$7,496	$28,611
Shares outstanding	334	321	98	342	1,208
Net asset value per share	$27.68	$27.23	$78.30	$21.92	$23.68

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$956,498	$233,618	$1,694,578	$52,615
Shares outstanding	83,216	21,930	136,827	4,657
Net asset value per share	$11.49	$10.65	$12.38	$11.30
Class 2:
Net assets	$1,043,748	$50,801	$1,795,414	$350,123
Shares outstanding	92,045	4,780	146,479	31,572
Net asset value per share	$11.34	$10.63	$12.26	$11.09
Class 3:
Net assets	$19,200		$13,115	$6,718
Shares outstanding	1,668		1,058	601
Net asset value per share	$11.51		$12.40	$11.18
Class 4:
Net assets	$4,693	$52	$4,043	$1
Shares outstanding	410	5	328	—	*
Net asset value per share	$11.46	$10.63	$12.34	$11.28
Class P1:
Net assets						$192
Shares outstanding						16
Net asset value per share						$11.80
Class P2:
Net assets						$54,953
Shares outstanding						4,669
Net asset value per share						$11.77

*  Amount less than one thousand.

See Notes to Financial Statements

118	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,082,675	$197,338	$10,299,690	$776,322	$20,491		$11,225,193	$37,820		$4,824,722	$1,219,682
218,182	14,852	199,704	42,465	2,012		505,028	3,199		433,413	98,118
$14.13	$13.29	$51.57	$18.28	$10.19		$22.23	$11.82		$11.13	$12.43

$3,754,754	$1,804,853	$14,887,215	$269,345	$1		$5,714,876	$175,064		$4,686,460	$1,504,815
268,094	136,228	290,834	14,791	—	*	259,302	14,845		426,146	121,704
$14.01	$13.25	$51.19	$18.21	$10.19		$22.04	$11.79		$11.00	$12.36

		$191,500				$41,991
		3,712				1,889
		$51.60				$22.23

$1,241	$868	$7,945	$9,745	$8,099		$7,212	$1		$9,616	$438
88	66	155	535	795		326	—	*	869	35
$14.10	$13.22	$51.28	$18.21	$10.18		$22.14	$11.80		$11.07	$12.39

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$126	$169	$129	$192,471
11	14	11	15,682
$11.00	$11.69	$12.08	$12.27

$32,660	$47,471	$43,745	$1,429,112
2,975	4,071	3,632	116,646
$10.98	$11.66	$12.05	$12.25

American Funds Insurance Series	119

Statements of operations

for the six months ended June 30, 2014

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$63,116	$27,666	$210,835	$123,184	$28,238
Interest	154	326	453	423	6,049
	63,270	27,992	211,288	123,607	34,287
Fees and expenses[4]:
Investment advisory services	14,774	14,694	37,302	20,906	9,659
Distribution services	5,224	3,657	19,877	6,377	1,588
Insurance administrative services	5	8	7	4	19
Transfer agent services	— [5]	— [5]	1	1	— [5]
Administrative services	283	211	1,142	421	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	140	88	611	227	62
Registration statement and prospectus	31	18	121	46	13
Trustees’ compensation	30	22	138	55	14
Auditing and legal	10	11	21	17	11
Custodian	289	426	242	862	435
Other	17	11	32	20	16
Total fees and expenses before reimbusement/waiver	20,803	19,146	59,494	28,936	11,951
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—
Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbusement/waiver	20,803	19,146	59,494	28,936	11,951
Net investment income	42,467	8,846	151,794	94,671	22,336
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	369,460	240,514	2,555,502	623,938	107,311
Forward currency contracts	698	22	—	(66)	(257)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,249)	(30)	(683)	945	(384)
	368,909	240,506	2,554,819	624,817	106,670
Net unrealized (depreciation) appreciation on:
Investments	(261,708)	45,211	(1,457,003)	(418,275)	4,429
Forward currency contracts	(6,634)	(560)	—	(6,821)	(955)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(23)	28	(43)	(116)	14
	(268,365)	44,679	(1,457,046)	(425,212)	3,488
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	100,544	285,185	1,097,773	199,605	110,158
Net increase in net assets resulting from operations	$143,011	$294,031	$1,249,567	$294,276	$132,494

See end of statements of operations for footnotes.

See Notes to Financial Statements

120	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip			International
Income and	Global Growth	Growth-	Growth		Capital		Asset	Global		Global
Growth	and Income	Income	and Income		Income		Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund		Builder[1]		Fund	Fund	Fund	Fund

$167,250	$55,158	$225,811	$31,253		$148		$124,074	$2,597	$289	$48
161	736	3,558	288		11		55,839	912	122,119	40,493
167,411	55,894	229,369	31,541		159		179,913	3,509	122,408	40,541

13,064	5,856	32,891	3,071		18		22,680	656	17,205	6,914
4,581	2,217	18,348	329		1		7,060	203	5,880	1,866
1	1	6	6		1		3	—	7	— [5]
— [5]	— [5]	1	—	[5]	—	[5]	1	— [5]	— [5]	— [5]
327	98	1,228	48		—	[5]	812	10	470	131
—	—	—	—		—		—	—	—	—
104	30	645	6		—		361	1	199	43
52	9	127	58		—		183	4	68	28
33	10	149	5		—		86	1	48	13
4	10	22	5		—		11	5	6	2
86	146	187	115		1		118	21	25	230
9	4	37	2		—		22	11	48	23
18,261	8,381	53,641	3,645		21		31,337	912	23,956	9,250

3	—	—	—		—		—	—	—	—
—	—	—	—		—		—	—	—	—
3	—	—	—		—		—	—	—	—
18,258	8,381	53,641	3,645		21		31,337	912	23,956	9,250
149,153	47,513	175,728	27,896		138		148,576	2,597	98,452	31,291

440,417	120,731	1,342,338	14,788		3		816,887	1,222	95,509	53,036
—	(756)	(9)	—		—		—	(54)	(2,735)	(1,874)
—	—	—	—		—		(37)	—	(1,502)	—
—	—	—	—		—		—	—	—	—
—	19	(957)	(77)		(2)		(424)	1	297	(570)
440,417	119,994	1,341,372	14,711		1		816,426	1,169	91,569	50,592

(74,086)	(44,844)	161,459	9,189		408		(295,792)	5,947	192,455	62,194
—	(137)	(612)	—		—		—	29	908	4,447
—	—	—	—		—		(999)	—	(2,435)	—
—	—	—	—		—		—	—	—	—
6	(7)	(91)	14		—	[5]	(19)	(3)	(113)	(340)
(74,080)	(44,988)	160,756	9,203		408		(296,810)	5,973	190,815	66,301

366,337	75,006	1,502,128	23,914		409		519,616	7,142	282,384	116,893
$515,490	$122,519	$1,677,856	$51,810		$547		$668,192	$9,739	$380,836	$148,184

American Funds Insurance Series	121

Statements of operations
for the six months ended June 30, 2014

				U.S.
	High-			Government/		Managed
	Income			AAA-Rated	Cash	Risk
	Bond	Mortgage		Securities	Management	Growth
	Fund	Fund		Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$411	$—		$—	$—	$231
Interest	63,553	2,603		32,657	173	—
	63,964	2,603		32,657	173	231
Fees and expenses[4]:
Investment advisory services	4,523	550		5,689	691	50
Distribution services	1,328	62		2,256	470	43
Insurance administrative services	5	—	[5]	4	—	43
Transfer agent services	— [5]	—	[5]	— [5]	— [5]	—	[5]
Administrative services	98	13		171	22	—
Accounting and administrative services	—	—		—	—	26
Reports to shareholders	24	2		43	5	—	[5]
Registration statement and prospectus	9	16		18	2	3
Trustees’ compensation	12	1		19	3	—	[5]
Auditing and legal	1	—	[5]	2	— [5]	—	[5]
Custodian	5	1		4	1	6
Other	10	6		12	1	2
Total fees and expenses before reimbusement/waiver	6,015	651		8,218	1,195	173
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	10
Other	—	—		—	—	31
Total reimbursement/waiver of fees and expenses	—	—		—	—	41
Total fees and expenses after reimbusement/waiver	6,015	651		8,218	1,195	132
Net investment income (loss)	57,949	1,952		24,439	(1,022)	99
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	35,063	2,017		22,083	1	192
Forward currency contracts	(58)	—		—	—	—
Interest rate swaps	—	(107)		(2,308)	—	—
Futures contracts	—	—			—	(711)
Currency transactions	33	—		—	—	—	[5]
Capital gain distributions received	—	—		—	—	2,314
	35,038	1,910		19,775	1	1,795
Net unrealized (depreciation) appreciation on:
Investments	(11,933)	6,782		91,881	(7)	(172)
Forward currency contracts	98	—		—	—	—
Interest rate swaps	—	(89)		(4,388)	—	—
Futures contracts	—	—		—	—	—
Currency translations	(26)	—		—	—	—
	(11,861)	6,693		87,493	(7)	(172)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	23,177	8,603		107,268	(6)	1,623
Net increase (decrease) in net assets resulting from operations	$81,126	$10,555		$131,707	$(1,028)	$1,722

[1]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[2]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[3]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[4]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[5]	Amount less than one thousand.

See Notes to Financial Statements

122	American Funds Insurance Series

unaudited
(dollars in thousands)

		Managed		Managed		Managed
Managed		Risk Blue		Risk		Risk
Risk		Chip Income		Growth-		Asset
International		and Growth		Income		Allocation
Fund		Fund		Fund		Fund

$29		$185		$109		$4,183
—		—		—		—
29		185		109		4,183

30		44		40		1,543
24		37		33		1,360
24		37		33		1,543
—	[5]	—	[5]	—	[5]	— [5]
—		—		—		—
25		25		25		38
—	[5]	—	[5]	—	[5]	12
2		3		3		106
—	[5]	—	[5]	—	[5]	4
—	[5]	—	[5]	—	[5]	4
6		6		6		6
1		2		2		87
112		154		142		4,703

6		9		8		308
32		31		31		73
38		40		39		381
74		114		103		4,322
(45)		71		6		(139)

140		210		454		1,053
—		—		—		—
—		—		—		—
(405)		(488)		(394)		(8,524)
3		—	[5]	—	[5]	4
—		—		1,784		69,557
(262)		(278)		1,844		62,090

955		2,454		15		(17,762)
—		—		—		—
—		—		—		—
—		—		—		—
—		—		—		—
955		2,454		15		(17,762)

693		2,176		1,859		44,328
$648		$2,247		$1,865		$44,189

American Funds Insurance Series	123

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014[1]	2013	2014[1]	2013	2014[1]	2013
Operations:
Net investment income	$42,467	$55,608	$8,846	$361	$151,794	$171,593
Net realized gain on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	368,909	929,844	240,506	472,703	2,554,819	2,727,323
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	(268,365)	524,891	44,679	494,315	(1,457,046)	3,086,943
Net increase in net assets resulting from operations	143,011	1,510,343	294,031	967,379	1,249,567	5,985,859
Dividends and distributions paid to shareholders:
Dividends from net investment income	(20,990)	(71,780)	—	(33,337)	(39,612)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—
Total dividends and distributions paid to shareholders	(580,307)	(71,780)	(18,741)	(33,337)	(1,159,026)	(221,528)
Net capital share transactions	381,999	(739,453)	(54,646)	(355,428)	(165,599)	(4,421,762)
Total (decrease) increase in net assets	(55,297)	699,110	220,644	578,614	(75,058)	1,342,569
Net assets:
Beginning of period	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630
End of period	$5,832,875	$5,888,172	$4,420,914	$4,200,270	$23,483,141	$23,558,199
Undistributed (distributions in excess of) net investment income	$24,591	$3,114	$(14,373)	$(23,219)	$145,554	$33,372

	International Growth
	and Income Fund		Capital Income Builder	Asset Allocation Fund
	Six months ended	Year ended	Period ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	June 30,	December 31,
	2014[1]	2013	2014[1,2]	2014[1]	2013
Operations:
Net investment income	$27,896	$21,709	$138	$148,576	$230,855
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	14,711	34,613	1	816,426	825,117
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	9,203	92,291	408	(296,810)	1,982,263
Net increase (decrease) in net assets resulting from operations	51,810	148,613	547	668,192	3,038,235
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(23,927)	(135)	(46,117)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	—	(808,834)	—
Total dividends and distributions paid to shareholders	(9,656)	(38,748)	(135)	(854,951)	(240,318)
Net capital share transactions	58,951	416,512	28,179	858,338	1,058,137
Total increase (decrease) in net assets	101,105	526,377	28,591	671,579	3,856,054
Net assets:
Beginning of period	954,307	427,930	—	16,317,693	12,461,639
End of period	$1,055,412	$954,307	$28,591	$16,989,272	$16,317,693
Undistributed (distributions in excess of) net investment income	$24,030	$(3,866)	$3	$146,973	$44,514

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

124	American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2014[1]	2013	2014[1]	2013	2014[1]	2013	2014[1]	2013	2014[1]	2013

$94,671	$112,294	$22,336	$34,369	$149,153	$125,779	$47,513	$62,835	$175,728	$315,972

624,817	905,270	106,670	265,071	440,417	481,198	119,994	267,269	1,341,372	2,959,891

(425,212)	757,137	3,488	(14,019)	(74,080)	1,061,023	(44,988)	80,764	160,756	3,592,077
294,276	1,774,701	132,494	285,421	515,490	1,668,000	122,519	410,868	1,677,856	6,867,940

(5,666)	(126,296)	(3,989)	(38,680)	(27,515)	(121,475)	(9,324)	(63,217)	(66,926)	(330,882)
—	—	(264,281)	(11,688)	—	—	—	—	(1,199,049)	—
(5,666)	(126,296)	(268,270)	(50,368)	(27,515)	(121,475)	(9,324)	(63,217)	(1,265,975)	(330,882)
(1,324,695)	(1,488,019)	270,443	(49,848)	(218,401)	283,296	(138,858)	(335,904)	(58,885)	(4,856,235)
(1,036,085)	160,386	134,667	185,205	269,574	1,829,821	(25,663)	11,747	352,996	1,680,823

9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531
$8,251,684	$9,287,769	$2,837,852	$2,703,185	$6,838,670	$6,569,096	$2,003,059	$2,028,722	$25,386,350	$25,033,354

$53,831	$(35,174)	$6,106	$(12,241)	$148,849	$27,211	$36,205	$(1,984)	$165,977	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2014[1]	2013	2014[1]	2013	2014[1]	2013	2014[1]	2013	2014[1]	2013

$2,597	$3,143	$98,452	$165,688	$31,291	$58,823	$57,949	$122,416	$1,952	$529

1,169	3,839	91,569	8,330	50,592	(31,021)	35,038	15,106	1,910	(1,198)

5,973	13,109	190,815	(351,831)	66,301	(98,103)	(11,861)	(8,925)	6,693	(2,393)

9,739	20,091	380,836	(177,813)	148,184	(70,301)	81,126	128,597	10,555	(3,062)

(71)	(2,640)	(32,961)	(176,180)	(4,684)	—	(19,374)	(127,001)	(26)	(1,659)
(1,704)	(1,389)	(3,424)	(97,344)	(22,997)	(32,698)	—	—	—	(345)
(1,775)	(4,029)	(36,385)	(273,524)	(27,681)	(32,698)	(19,374)	(127,001)	(26)	(2,004)
12,784	24,936	(95,738)	762,587	15,642	69,173	26,753	(115,679)	26,654	116,261
20,748	40,998	248,713	311,250	136,145	(33,826)	88,505	(114,083)	37,183	111,195

192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093
$212,885	$192,137	$9,520,798	$9,272,085	$2,724,935	$2,588,790	$2,024,139	$1,935,634	$284,471	$247,288

$2,182	$(344)	$99,222	$33,731	$33,129	$6,522	$55,018	$16,443	$1,937	$11

American Funds Insurance Series	125

Statements of changes in net assets

	U.S. Government/				Managed Risk
	AAA-Rated Securities Fund		Cash Management Fund		Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014[1]	2013	2014[1]	2013	2014[1]	2013[3]

Operations:
Net investment income (loss)	$24,439	$19,673	$(1,022)	$(2,280)	$99	$142
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	19,775	(10,887)	1	— [4]	1,795	(126)
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	87,493	(118,491)	(7)	(11)	(172)	2,017
Net increase (decrease) in net assets resulting from operations	131,707	(109,705)	(1,028)	(2,291)	1,722	2,033
Dividends and distributions paid to shareholders:
Dividends from net investment income	(7,192)	(27,711)	—	—	(5)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	—	—
Total dividends and distributions paid to shareholders	(7,192)	(126,135)	—	—	(5)	(140)
Net capital share transactions	(16,624)	(189,164)	(49,548)	(73,782)	25,435	26,100
Total increase (decrease) in net assets	107,891	(425,004)	(50,576)	(76,073)	27,152	27,993
Net assets:
Beginning of period	3,399,259	3,824,263	460,033	536,106	27,993	—
End of period	$3,507,150	$3,399,259	$409,457	$460,033	$55,145	$27,993
Undistributed (distributions in excess of) net investment income	$24,044	$6,797	$(1,042)	$(20)	$2,410	$2

[1]	Unaudited.
[2]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[4]	Amount less than one thousand.

See Notes to Financial Statements

126	American Funds Insurance Series

(dollars in thousands)

		Managed Risk
Managed Risk		Blue Chip Income		Managed Risk		Managed Risk
International Fund		and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2014[1]	2013[3]	2014[1]	2013[3]	2014[1]	2013[3]	2014[1]	2013

$(45)	$157	$71	$346	$6	$205	$(139)	$8,194

(262)	(280)	(278)	(257)	1,844	(177)	62,090	(47)

955	1,143	2,454	1,871	15	1,997	(17,762)	54,945

648	1,020	2,247	1,960	1,865	2,025	44,189	63,092

(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)
—	—	—	—	—	—	—	—
(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)
15,261	15,980	19,038	24,741	17,857	22,332	670,450	817,857
15,900	16,886	21,281	26,359	19,719	24,155	714,513	872,798

16,886	—	26,359	—	24,155	—	907,070	34,272
$32,786	$16,886	$47,640	$26,359	$43,874	$24,155	$1,621,583	$907,070

$(48)	$6	$71	$4	$1,790	$3	$69,381	$89

American Funds Insurance Series	127

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

128	American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

American Funds Insurance Series	129

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

130	American Funds Insurance Series

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment advisers’ compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	131

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2014 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,178,653	$—	$—	$1,178,653
Health care	971,075	—	—	971,075
Information technology	963,276	—	—	963,276
Financials	823,155	—	—	823,155
Industrials	489,493	—	—	489,493
Consumer staples	390,456	—	—	390,456
Energy	215,614	—	—	215,614
Materials	192,063	—	—	192,063
Telecommunication services	157,648	—	—	157,648
Utilities	29,020	—	—	29,020
Miscellaneous	106,986	—	—	106,986
Preferred securities	—	10,335	—	10,335
Bonds, notes & other debt instruments	—	36,322	—	36,322
Short-term securities	—	264,671	—	264,671
Total	$5,517,439	$311,328	$—	$5,828,767

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,364)	$—	$(1,364)

*	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$919,776	$—	$69	$919,845
Health care	706,894	24,821	—	731,715
Information technology	553,846	9,201	71	563,118
Industrials	557,771	—	—	557,771
Financials	307,884	—	—	307,884
Energy	248,182	894	1,154	250,230
Materials	220,797	—	346	221,143
Consumer staples	157,461	—	—	157,461
Utilities	111,719	—	—	111,719
Telecommunication services	37,891	—	—	37,891
Miscellaneous	211,249	—	9,299	220,548
Rights & warrants	—	547	—	547
Convertible securities	—	1,627	3,307	4,934
Bonds, notes & other debt instruments	—	10,247	—	10,247
Short-term securities	—	333,366	—	333,366
Total	$4,033,470	$380,703	$14,246	$4,428,419

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(101)	$—	$(101)

*	Forward currency contracts are not included in the investment portfolio.

132	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,323,065	$—	$—	$4,323,065
Information technology	4,224,211	—	—	4,224,211
Financials	3,251,740	—	35,539	3,287,279
Health care	3,229,157	12,083	—	3,241,240
Energy	2,685,938	—	23,667	2,709,605
Industrials	2,457,848	—	—	2,457,848
Consumer staples	1,360,151	—	—	1,360,151
Materials	640,928	—	—	640,928
Other	107,599	791	—	108,390
Miscellaneous	156,913	—	—	156,913
Preferred securities	—	2,349	—	2,349
Rights & warrants	11,366	—	—	11,366
Short-term securities	—	1,053,303	—	1,053,303
Total	$22,448,916	$1,068,526	$59,206	$23,576,648

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,632,293	$—	$—	$1,632,293
Consumer discretionary	1,256,181	—	—	1,256,181
Health care	1,076,582	—	—	1,076,582
Information technology	1,032,373	—	—	1,032,373
Industrials	1,018,636	—	—	1,018,636
Consumer staples	491,494	—	—	491,494
Materials	344,095	7,489	—	351,584
Telecommunication services	296,733	—	—	296,733
Utilities	261,128	—	—	261,128
Energy	253,601	—	—	253,601
Miscellaneous	161,598	—	1,840	163,438
Rights & warrants	443	—	—	443
Bonds, notes & other debt instruments	—	42,371	—	42,371
Short-term securities	—	363,074	—	363,074
Total	$7,825,157	$412,934	$1,840	$8,239,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,881)	$—	$(1,881)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	133

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$466,035	$—	$—	$466,035
Consumer discretionary	355,558	—	—	355,558
Financials	355,062	—	34	355,096
Consumer staples	296,992	—	—	296,992
Energy	245,437	1,101	—	246,538
Health care	196,348	—	—	196,348
Industrials	118,516	—	—	118,516
Telecommunication services	110,464	—	—	110,464
Materials	109,257	—	—	109,257
Utilities	45,990	—	—	45,990
Miscellaneous	138,191	—	—	138,191
Preferred securities	1,004	—	—	1,004
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	151,225	—	151,225
Corporate bonds & notes	—	26,264	—	26,264
U.S. Treasury bonds & notes	—	17,620	—	17,620
Short-term securities	—	200,185	—	200,185
Total	$2,438,854	$396,395	$34	$2,835,283

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(115)	$—	$(115)

*	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,066,245	$—	$—	$1,066,245
Industrials	979,930	—	—	979,930
Consumer staples	962,943	—	—	962,943
Information technology	936,417	—	—	936,417
Telecommunication services	614,316	—	—	614,316
Utilities	447,263	—	—	447,263
Consumer discretionary	420,250	—	—	420,250
Energy	337,212	—	—	337,212
Financials	190,722	—	—	190,722
Materials	175,152	—	—	175,152
Miscellaneous	328,256	—	—	328,256
Short-term securities	—	377,941	—	377,941
Total	$6,458,706	$377,941	$—	$6,836,647

134	American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$417,253	$—	$—	$417,253
Industrials	281,413	—	—	281,413
Consumer discretionary	245,547	—	—	245,547
Information technology	236,824	—	—	236,824
Health care	206,904	—	—	206,904
Telecommunication services	138,135	—	—	138,135
Consumer staples	125,784	—	—	125,784
Materials	105,614	—	—	105,614
Utilities	101,601	—	—	101,601
Energy	69,425	—	—	69,425
Miscellaneous	8,010	—	—	8,010
Preferred securities	424	—	—	424
Rights & warrants	67	—	—	67
Convertible securities	—	1,381	—	1,381
Bonds, notes & other debt instruments	—	15,608	—	15,608
Short-term securities	—	50,790	—	50,790
Total	$1,937,001	$67,779	$—	$2,004,780

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(79)	$—	$(79)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,367,560	$—	$—	$4,367,560
Information technology	4,039,475	—	—	4,039,475
Consumer discretionary	3,351,357	—	—	3,351,357
Industrials	2,541,075	—	—	2,541,075
Energy	2,475,450	—	—	2,475,450
Financials	1,838,291	—	—	1,838,291
Materials	1,786,961	—	—	1,786,961
Consumer staples	1,679,828	—	—	1,679,828
Telecommunication services	545,860	—	—	545,860
Utilities	234,931	—	—	234,931
Miscellaneous	925,439	—	—	925,439
Rights & warrants	3,766	—	—	3,766
Convertible securities	—	78,472	—	78,472
Bonds, notes & other debt instruments	—	67,897	—	67,897
Short-term securities	—	1,520,991	—	1,520,991
Total	$23,789,993	$1,667,360	$—	$25,457,353

American Funds Insurance Series	135

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$245,332	$—	$—	$245,332
Consumer discretionary	148,467	—	—	148,467
Utilities	111,954	—	—	111,954
Health care	110,245	—	—	110,245
Consumer staples	102,969	—	—	102,969
Industrials	80,315	—	—	80,315
Materials	43,708	—	—	43,708
Telecommunication services	40,842	—	—	40,842
Energy	35,160	—	—	35,160
Information technology	28,682	—	—	28,682
Miscellaneous	5,801	—	—	5,801
Convertible securities	—	3,412	—	3,412
Bonds, notes & other debt instruments	—	6,880	—	6,880
Short-term securities	—	81,294	—	81,294
Total	$953,475	$91,586	$—	$1,045,061

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$3,326	$—	$—	$3,326
Health care	2,856	—	—	2,856
Financials	2,716	—	—	2,716
Telecommunication services	2,607	—	—	2,607
Utilities	2,421	—	—	2,421
Energy	2,087	—	—	2,087
Consumer discretionary	1,613	—	—	1,613
Information technology	1,145	—	—	1,145
Industrials	1,028	—	—	1,028
Materials	797	—	—	797
Miscellaneous	776	—	—	776
Rights & warrants	—	11	—	11
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,925	—	2,925
Corporate bonds & notes	—	1,315	—	1,315
U.S. Treasury bonds & notes	—	809	—	809
Asset-backed obligations	—	252	—	252
Short-term securities	—	1,250	—	1,250
Total	$21,372	$6,562	$—	$27,934

136	American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,805,752	$—	$—	$1,805,752
Consumer discretionary	1,763,794	—	—	1,763,794
Financials	1,738,553	—	—	1,738,553
Industrials	1,322,565	7,064	1	1,329,630
Energy	1,252,097	—	—	1,252,097
Health care	1,142,774	—	—	1,142,774
Materials	856,403	—	1,952	858,355
Consumer staples	801,939	—	—	801,939
Other	268,342	—	—	268,342
Miscellaneous	489,006	—	2,486	491,492
Convertible securities	—	16,455	—	16,455
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,910,289	—	1,910,289
Corporate bonds & notes	—	1,356,709	465	1,357,174
Mortgage-backed obligations	—	771,961	—	771,961
Federal agency bonds & notes	—	183,746	—	183,746
Other bonds & notes	—	42,678	—	42,678
Short-term securities	—	1,579,121	—	1,579,121
Total	$11,441,225	$5,868,023	$4,904	$17,314,152

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on interest rate swaps	$—	$(999)	$—	$(999)

*	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series	137

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$24,068	$—	$—	$24,068
Industrials	23,393	—	—	23,393
Consumer staples	20,298	—	—	20,298
Information technology	18,693	—	—	18,693
Health care	13,679	—	—	13,679
Consumer discretionary	13,092	—	—	13,092
Materials	7,622	578	—	8,200
Energy	7,974	—	—	7,974
Telecommunication services	4,834	—	—	4,834
Utilities	2,433	—	—	2,433
Miscellaneous	—	14	—	14
Preferred securities	—	166	—	166
Rights & warrants	—	32	—	32
Convertible securities	—	947	—	947
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	34,110	—	34,110
Corporate bonds & notes	—	15,776	—	15,776
U.S. Treasury bonds & notes	—	10,846	—	10,846
Mortgage-backed obligations	—	5,907	—	5,907
Short-term securities	—	12,699	—	12,699
Total	$136,086	$81,075	$—	$217,161

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$30	$—	$30
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(24)	—	(24)
Total	$—	$6	$—	$6

*	Forward currency contracts are not included in the investment portfolio.

138	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,564,386	$—	$3,564,386
Corporate bonds & notes	—	2,861,360	739	2,862,099
Mortgage-backed obligations	—	2,471,937	—	2,471,937
Federal agency bonds & notes	—	222,766	—	222,766
Other bonds & notes	—	347,984	—	347,984
Convertible securities	—	1,525	—	1,525
Preferred securities	—	3,774	—	3,774
Common stocks	—	24	222	246
Short-term securities	—	1,481,914	—	1,481,914
Total	$—	$10,955,670	$961	$10,956,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$55	$—	$55
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(796)	—	(796)
Unrealized depreciation on interest rate swaps	—	(2,101)	—	(2,101)
Total	$—	$(2,842)	$—	$(2,842)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$613,287	$—	$613,287
Japanese yen	—	160,186	—	160,186
British pounds	—	140,661	—	140,661
Mexican pesos	—	89,777	—	89,777
Polish zloty	—	77,942	—	77,942
Swedish kronor	—	30,143	—	30,143
South Korean won	—	28,843	—	28,843
Hungarian forints	—	19,271	—	19,271
U.S. dollars	—	1,248,217	28	1,248,245
Other currencies	—	130,099	—	130,099
Convertible securities	—	544	—	544
Common stocks	—	496	—	496
Short-term securities	—	304,376	—	304,376
Total	$—	$2,843,842	$28	$2,843,870

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,244	$—	$1,244
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(192)	—	(192)
Total	$—	$1,052	$—	$1,052

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	139

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,863,919	$1,248	$1,865,167
Other bonds & notes	—	17,960	—	17,960
Convertible securities	13,577	15,315	2,047	30,939
Preferred securities	—	1,160	—	1,160
Common stocks	7,695	6,470	5,509	19,674
Short-term securities	—	101,695	—	101,695
Total	$21,272	$2,006,519	$8,804	$2,036,595

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)
Total	$—	$74	$—	$74

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At June 30, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2014, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

140	American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

American Funds Insurance Series	141

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

142	American Funds Insurance Series

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2014, the maximum exposure of unfunded bond commitments for High-Income Bond Fund was $656,000, which would represent 0.03% of the net assets of the fund should such commitments become due. Unrealized appreciation of $5,000 is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

American Funds Insurance Series	143

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit with a clearinghouse cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2014, Asset Allocation Fund, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, which is known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with a broker or FCM, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund

144	American Funds Insurance Series

records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of June 30, 2014.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of June 30, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	2	16
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$—	$—	$2	$16

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$1,364	$101	$1,881	$115	$79
Forward currency	Payables for closed forward currency contracts	—	—	—	20	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$1,364	$101	$1,881	$135	$79

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$698	$22	$(66)	$(257)	$(756)
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$698	$22	$(66)	$(257)	$(756)

Net unrealized depreciation	Location on statements of operations
Forward currency	Net unrealized depreciation on forward currency contracts	$(6,634)	$(560)	$(6,821)	$(955)	$(137)
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—
		$(6,634)	$(560)	$(6,821)	$(955)	$(137)

American Funds Insurance Series	145

		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$30	$55	$1,244
Forward currency	Receivables for closed forward currency contracts	—	—	— *	195	373
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$—	$30	$250	$1,617

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$24	$796	$192
Forward currency	Payables for closed forward currency contracts	—	—	5	145	241
Interest rate swaps	Variation margin on interest rate swaps	—	245	—	493	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$—	$245	$29	$1,434	$433

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$(9)	$—	$(54)	$(2,735)	$(1,874)
Interest rate swaps	Net realized loss on interest rate swaps	—	(37)	—	(1,502)	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—
		$(9)	$(37)	$(54)	$(4,237)	$(1,874)

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(612)	$—	$29	$908	$4,447
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(999)	—	(2,435)	—
		$(612)	$(999)	$29	$(1,527)	$4,447

See end of tables for footnote.

146	American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$83	$—	$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$9	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	58	473	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—
		$9	$58	$473	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$(58)	$—	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	(107)	(2,308)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(711)	(405)
		$(58)	$(107)	$(2,308)	$(711)	$(405)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$98	$—	$—	$—	$—
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(89)	(4,388)	—	—
		$98	$(89)	$(4,388)	$—	$—

American Funds Insurance Series	147

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—
		$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—
		$—	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(488)	(394)	(8,524)
		$(488)	$(394)	$(8,524)

Net unrealized appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—
		$—	$—	$—

*	Amount less than one thousand.

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of June 30, 2014 (dollars in thousands):

148	American Funds Insurance Series

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$1,065	$—	$(598)	$—	$467
Bank of New York Mellon	222	—	—	—	222
Citibank	77	—	—	—	77
	$1,364	$—	$(598)	$—	$766

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$1,378	$—	$(807)	$—	$571
Bank of America, N.A.	251	—	—	—	251
Citibank	119	—	—	—	119
UBS AG	133	—	—	—	133
	$1,881	$—	$(807)	$—	$1,074

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$8	$(8)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Citibank	5	(5)	—	—	—
HSBC Bank	1	(1)	—	—	—
UBS AG	15	—	—	—	15
	$30	$(14)	$—	$—	$16
Liabilities:
Bank of America, N.A.	$9	$(8)	$—	$—	$1
Citibank	15	(5)	—	—	10
HSBC Bank	5	(1)	—	—	4
	$29	$(14)	$—	$—	$15

See end of rights of offset tables for footnote.

American Funds Insurance Series	149

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$55	$—	$—	$—	$55
Barclays Bank PLC	195	—	(195)	—	—
	$250	$—	$(195)	$—	$55
Liabilities:
Bank of America, N.A.	$182	$—	$—	$—	$182
Citibank	59	—	(59)	—	—
HSBC Bank	527	—	—	—	527
JPMorgan Chase	64	—	—	—	64
UBS AG	109	—	(109)	—	—
	$941	$—	$(168)	$—	$773

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$43	$(35)	$(8)	$—	$—
Bank of New York Mellon	141	—	—	—	141
Barclays Bank PLC	151	(78)	(73)	—	—
Citibank	345	(33)	(312)	—	—
HSBC Bank	162	(162)	—	—	—
UBS AG	775	(58)	(287)	—	430
	$1,617	$(366)	$(680)	$—	$571
Liabilities:
Bank of America, N.A.	$35	$(35)	$—	$—	$—
Barclays Bank PLC	78	(78)	—	—	—
Citibank	33	(33)	—	—	—
HSBC Bank	229	(162)	(67)	—	—
UBS AG	58	(58)	—	—	—
	$433	$(366)	$(67)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

150	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series	151

The components of distributable earnings on a tax basis are reported as of December 31, 2013, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2014.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—
	$—	$—	$—	$(386,250)	$—	$(24,747)
As of June 30, 2014:
Gross unrealized appreciation on investment securities	$1,685,063	$1,509,455	$8,882,203	$2,376,499	$617,420	$1,830,044
Gross unrealized depreciation on investment securities	(103,155)	(314,924)	(253,868)	(190,334)	(113,954)	(24,411)
Net unrealized appreciation on investment securities	$1,581,908	$1,194,531	$8,628,335	$2,186,165	$503,466	$1,805,633
Cost of investment securities	$4,246,859	$3,233,888	$14,948,313	$6,053,766	$2,331,817	$5,031,014

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$—	$112,411	$70
Late-year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	—	741,534	1,690
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—
	$(273,698)	$—	$—	$—	$—	$—
As of June 30, 2014:
Gross unrealized appreciation on investment securities	$468,830	$9,345,545	$163,446	$602	$4,000,320	$31,963
Gross unrealized depreciation on investment securities	(66,101)	(155,678)	(23,538)	(210)	(104,562)	(2,436)
Net unrealized appreciation on investment securities	$402,729	$9,189,867	$139,908	$392	$3,895,758	$29,527
Cost of investment securities	$1,602,051	$16,267,486	$905,153	$27,542	$13,418,394	$187,634

See end of tables for footnote.

152	American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$32,510	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	2,533	22,985	—	—	—	—
Post-October capital loss deferral*	—	—	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(2,303)	(18,389)	—
Expiring 2017	—	—	(77,683)	—	—	—
	$—	$—	$(77,683)	$(2,303)	$(18,389)	$—
As of June 30, 2014:
Gross unrealized appreciation on investment securities	$228,710	$99,354	$56,627	$5,828	$46,541	$8
Gross unrealized depreciation on investment securities	(22,188)	(14,597)	(55,322)	(389)	(6,522)	(2)
Net unrealized appreciation on investment securities	$206,522	$84,757	$1,305	$5,439	$40,019	$6
Cost of investment securities	$10,750,109	$2,759,113	$2,035,290	$377,318	$3,896,076	$410,748

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2	$6	$4	$3	$89
Capital loss carryforward:
No expiration	(126)	(239)	(257)	(178)	(131)
	$(126)	$(239)	$(257)	$(178)	$(131)
As of June 30, 2014:
Gross unrealized appreciation on investment securities	$1,845	$2,094	$4,325	$2,012	$37,193
Gross unrealized depreciation on investment securities	—	—	—	—	—
Net unrealized appreciation on investment securities	$1,845	$2,094	$4,325	$2,012	$37,193
Cost of investment securities	$53,653	$31,001	$43,953	$41,720	$1,569,157

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series	153

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,046	$149,231	$155,277	$21,540	$—	$21,540
Class 2	14,914	409,357	424,271	50,234	—	50,234
Class 4	30	729	759	6	—	6
Total	$20,990	$559,317	$580,307	$71,780	$—	$71,780

Global Small Capitalization Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$5,850	$5,850	$9,160	$—	$9,160
Class 2	—	12,856	12,856	24,174	—	24,174
Class 4	—	35	35	3	—	3
Total	$—	$18,741	$18,741	$33,337	$—	$33,337

Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$33,707	$338,191	$371,898	$77,038	$—	$77,038
Class 2	5,529	770,692	776,221	142,471	—	142,471
Class 3	352	10,176	10,528	1,987	—	1,987
Class 4	24	355	379	32	—	32
Total	$39,612	$1,119,414	$1,159,026	$221,528	$—	$221,528

International Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,457	$—	$3,457	$50,434	$—	$50,434
Class 2	2,174	—	2,174	75,225	—	75,225
Class 3	31	—	31	614	—	614
Class 4	4	—	4	23	—	23
Total	$5,666	$—	$5,666	$126,296	$—	$126,296

New World Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,734	$136,762	$142,496	$21,178	$5,690	$26,868
Class 2	4,435	118,828	123,263	17,409	5,994	23,403
Class 4	95	2,416	2,511	93	4	97
Total	$10,264	$258,006	$268,270	$38,680	$11,688	$50,368

See end of distributions tables for footnotes.

154	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$12,969	$—	$12,969	$54,555	$—	$54,555
Class 2	14,541	—	14,541	66,918	—	66,918
Class 4	5	—	5	2	—	2
Total	$27,515	$—	$27,515	$121,475	$—	$121,475

Global Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$989	$—	$989	$6,810	$—	$6,810
Class 2	8,332	—	8,332	56,388	—	56,388
Class 4	3	—	3	19	—	19
Total	$9,324	$—	$9,324	$63,217	$—	$63,217

Growth-Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,368	$481,640	$511,008	$142,502	$—	$142,502
Class 2	37,039	707,921	744,960	185,855	—	185,855
Class 3	500	9,150	9,650	2,493	—	2,493
Class 4	19	338	357	32	—	32
Total	$66,926	$1,199,049	$1,265,975	$330,882	$—	$330,882

International Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$7,090	$7,090	$19,657	$9,002	$28,659
Class 2	—	2,491	2,491	6,724	3,354	10,078
Class 4	—	75	75	8	3	11
Total	$—	$9,656	$9,656	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended June 30, 2014[1]
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$120	$—	$120
Class 2	— [2]	—	— [2]
Class 4	15	—	15
Total	$135	$—	$135

Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$75,708	$487,101	$562,809	$160,436	$—	$160,436
Class 2	36,837	252,911	289,748	79,271	—	79,271
Class 3	272	1,837	2,109	607	—	607
Class 4	38	247	285	4	—	4
Total	$112,855	$742,096	$854,951	$240,318	$—	$240,318

American Funds Insurance Series	155

Global Balanced Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$304	$317	$557	$260	$817
Class 2	58	1,400	1,458	2,083	1,129	3,212
Class 4	— [2]	— [2]	— [2]	— [2]	— [2]	— [2]
Total	$71	$1,704	$1,775	$2,640	$1,389	$4,029

Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,593	$1,717	$19,310	$89,562	$43,797	$133,359
Class 2	15,338	1,704	17,042	86,573	53,541	140,114
Class 4	30	3	33	45	6	51
Total	$32,961	$3,424	$36,385	$176,180	$97,344	$273,524

Global Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,836	$10,164	$14,000	$6,185	$7,310	$13,495
Class 2	847	12,829	13,676	8,801	10,402	19,203
Class 4	1	4	5	— [2]	— [2]	— [2]
Total	$4,684	$22,997	$27,681	$14,986	$17,712	$32,698

High-Income Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,235	$—	$9,235	$55,659	$—	$55,659
Class 2	9,912	—	9,912	70,100	—	70,100
Class 3	181	—	181	1,237	—	1,237
Class 4	46	—	46	5	—	5
Total	$19,374	$—	$19,374	$127,001	$—	$127,001

Mortgage Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21	$—	$21	$1,647	$46	$1,693
Class 2	5	—	5	296	15	311
Class 4	— [2]	—	— [2]	— [2]	— [2]	— [2]
Total	$26	$—	$26	$1,943	$61	$2,004

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,789	$—	$3,789	$35,942	$25,494	$61,436
Class 2	3,368	—	3,368	35,681	28,443	64,124
Class 3	26	—	26	318	255	573
Class 4	9	—	9	2	— [2]	2
Total	$7,192	$—	$7,192	$71,943	$54,192	$126,135

156	American Funds Insurance Series

Managed Risk Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	5		—	5		139	—	139
Total	$5		$—	$5		$140	$—	$140

Managed Risk International Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	9		—	9		113	—	113
Total	$9		$—	$9		$114	$—	$114

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$2	$—	$2
Class P2	4		—	4		340	—	340
Total	$4		$—	$4		$342	$—	$342

Managed Risk Growth-Income Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	3		—	3		201	—	201
Total	$3		$—	$3		$202	$—	$202

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$15	$—	$15	$1,126	$—	$1,126
Class P2	111	—	111	7,025	—	7,025
Total	$126	$—	$126	$8,151	$—	$8,151

[1]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

American Funds Insurance Series	157

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Blue Chip Income and Growth Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2014, total investment advisory services fees waived by CRMC were $344,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the period ended	For the period ended
	Rates		Net asset level (in billions)		June 30,	June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2014, before waiver	2014, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

158	American Funds Insurance Series

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2014, total expenses reimbursed by CRMC were $198,000.

Class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$74
Class 2	5,219	—	209
Class 4	5	5	—	*
Total class-specific expenses	$5,224	$5	$283

Global Small Capitalization Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$65
Class 2	3,649	—	146
Class 4	8	8	—	*
Total class-specific expenses	$3,657	$8	$211

Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$344
Class 2	19,682	—	787
Class 3	188	—	11
Class 4	7	7	—	*
Total class-specific expenses	$19,877	$7	$1,142

International Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	6,333	—	253
Class 3	40	—	2
Class 4	4	4	—	*
Total class-specific expenses	$6,377	$4	$421

New World Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$70
Class 2	1,569	—	63
Class 4	19	19	1
Total class-specific expenses	$1,588	$19	$134

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$144
Class 2	4,579	—	183
Class 4	2	1	—	*
Total class-specific expenses	$4,581	$1	$327

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$9
Class 2	2,216	—	89
Class 4	1	1	—	*
Total class-specific expenses	$2,217	$1	$98

Growth-Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$491
Class 2	18,172	—	728
Class 3	170	—	9
Class 4	6	6	—	*
Total class-specific expenses	$18,348	$6	$1,228

See end of class-specific expenses tables for footnote.

American Funds Insurance Series	159

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$35
Class 2	323	—	13
Class 4	6	6	—	*
Total class-specific expenses	$329	$6	$48

Capital Income Builder

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—	*
Class 2	—	—	—
Class 4	1	1	—	*
Total class-specific expenses	$1	$1	$—	*

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$529
Class 2	7,020	—	281
Class 3	37	—	2
Class 4	3	3	—	*
Total class-specific expenses	$7,060	$3	$812

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	203	—	8
Class 4	—	—	—
Total class-specific expenses	$203	$—	$10

Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$235
Class 2	5,873	—	235
Class 4	7	7	—	*
Total class-specific expenses	$5,880	$7	$470

Global Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$57
Class 2	1,866		—		74
Class 4	—	*	—	*	—	*
Total class-specific expenses	$1,866		$—	*	$131

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$45
Class 2	1,306	—	52
Class 3	17	—	1
Class 4	5	5	—	*
Total class-specific expenses	$1,328	$5	$98

Mortgage Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$11
Class 2	62		—		2
Class 4	—	*	—	*	—	*
Total class-specific expenses	$62		$—	*	$13

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$81
Class 2	2,240	—	89
Class 3	12	—	1
Class 4	4	4	—	*
Total class-specific expenses	$2,256	$4	$171

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—
Class 2	463	—	3
Class 3	7	—	19
Class 4	—	—	—	*
Total class-specific expenses	$470	$—	$22

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	43	43
Total class-specific expenses	$43	$43

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	24	24
Total class-specific expenses	$24	$24

160	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	37	37
Total class-specific expenses	$37	$37

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	33	33
Total class-specific expenses	$33	$33

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$183
Class P2	1,360	1,360
Total class-specific expenses	$1,360	$1,543

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$27		$3		$30
Global Small Capitalization Fund	20		2		22
Growth Fund	110		28		138
International Fund	43		12		55
New World Fund	13		1		14
Blue Chip Income and Growth Fund	31		2		33
Global Growth and Income Fund	9		1		10
Growth-Income Fund	117		32		149
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—		—		—
Asset Allocation Fund	76		10		86
Global Balanced Fund	1		—	*	1
Bond Fund	44		4		48
Global Bond Fund	12		1		13
High-Income Bond Fund	9		3		12
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	16		3		19
Cash Management Fund	2		1		3
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	4		—	*	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Insurance Series	161

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of					Net increase
	Sales[1,2]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$106,748	3,614	$155,277	5,679		$(84,441)	(2,865)	$177,584	6,428
Class 2	33,558	1,145	424,271	15,639		(262,332)	(8,965)	195,497	7,819
Class 4	8,265	282	759	28		(106)	(4)	8,918	306
Total net increase (decrease)	$148,571	5,041	$580,307	21,346		$(346,879)	(11,834)	$381,999	14,553

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28
Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$163,487	6,167	$5,850	221		$(89,639)	(3,394)	$79,698	2,994
Class 2	31,931	1,236	12,856	493		(183,631)	(7,097)	(138,844)	(5,368)
Class 4	5,775	219	35	1		(1,310)	(50)	4,500	170
Total net increase (decrease)	$201,193	7,622	$18,741	715		$(274,580)	(10,541)	$(54,646)	(2,204)

Year ended December 31, 2013
Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—	[3]	(1,241)	(50)	3,623	151
Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$201,565	2,566	$371,598	4,818	$(442,900)	(5,631)	$130,263	1,753
Class 2	80,826	1,034	776,221	10,110	(1,152,791)	(14,770)	(295,744)	(3,626)
Class 3	242	3	10,528	136	(13,701)	(174)	(2,931)	(35)
Class 4	3,102	39	379	5	(668)	(8)	2,813	36
Total net increase (decrease)	$285,735	3,642	$1,158,726	15,069	$(1,610,060)	(20,583)	$(165,599)	(1,872)

Year ended December 31, 2013
Class 1	$294,640	4,226	$77,034	1,051	$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972	(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27	(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1	(399)	(6)	4,415	62
Total net increase (decrease)	$458,854	6,619	$221,524	3,051	$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

See end of capital share transactions tables for footnotes.

162	American Funds Insurance Series

International Fund

			Reinvestments					Net increase
	Sales[1]		of dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$192,391	9,040	$3,457	157		$(188,252)	(8,873)	$7,596	324
Class 2	86,825	4,135	2,174	99		(1,423,223)	(67,783)	(1,334,224)	(63,549)
Class 3	129	6	31	1		(3,432)	(161)	(3,272)	(154)
Class 4	5,318	247	4	—	[3]	(117)	(6)	5,205	241
Total net increase (decrease)	$284,663	13,428	$5,666	257		$(1,615,024)	(76,823)	$(1,324,695)	(63,138)

Year ended December 31, 2013
Class 1	$248,721	12,978	$50,434	2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1		(194)	(10)	1,977	101
Total net increase (decrease)	$465,012	24,313	$126,296	6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$170,257	6,899	$142,401	5,996	$(109,218)	(4,444)	$203,440	8,451
Class 2	17,711	721	123,263	5,241	(95,587)	(3,900)	45,387	2,062
Class 4	22,464	908	2,511	106	(3,359)	(141)	21,616	873
Total net increase (decrease)	$210,432	8,528	$268,175	11,343	$(208,164)	(8,485)	$270,443	11,386

Year ended December 31, 2013
Class 1	$291,376	12,346	$26,867	1,123	$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991	(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4	(188)	(8)	8,088	335
Total net increase (decrease)	$366,570	15,574	$50,366	2,118	$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

			Reinvestments					Net increase
	Sales[1]		of dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$224,730	16,699	$12,948	925		$(187,094)	(13,899)	$50,584	3,725
Class 2	8,174	598	14,541	1,049		(292,707)	(21,982)	(269,992)	(20,335)
Class 4	2,021	154	5	—	[3]	(1,019)	(74)	1,007	80
Total net increase (decrease)	$234,925	17,451	$27,494	1,974		$(480,820)	(35,955)	$(218,401)	(16,530)

Year ended December 31, 2013
Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8
Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

American Funds Insurance Series	163

Global Growth and Income Fund

			Reinvestments					Net (decrease)
	Sales[1]		of dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$17,314	1,362	$981	74		$(37,805)	(3,044)	$(19,510)	(1,608)
Class 2	14,396	1,131	8,332	633		(142,345)	(11,201)	(119,617)	(9,437)
Class 4	368	29	3	—	[3]	(102)	(8)	269	21
Total net increase (decrease)	$32,078	2,522	$9,316	707		$(180,252)	(14,253)	$(138,858)	(11,024)

Year ended December 31, 2013
Class 1	$38,885	3,340	$6,806	566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2		(162)	(13)	535	45
Total net increase (decrease)	$74,950	6,478	$63,213	5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$677,510	13,138	$510,587	10,033		$(916,093)	(17,810)	$272,004	5,361
Class 2	62,523	1,221	744,960	14,746		(1,137,997)	(22,357)	(330,514)	(6,390)
Class 3	810	16	9,650	190		(15,449)	(301)	(4,989)	(95)
Class 4	4,749	93	357	7		(492)	(10)	4,614	90
Total net increase (decrease)	$745,592	14,468	$1,265,554	24,976		$(2,070,031)	(40,478)	$(58,885)	(1,034)

Year ended December 31, 2013
Class 1	$970,097	21,875	$142,493	2,962		$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897		(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52		(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1		(357)	(8)	3,012	65
Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912		$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$105,225	5,848	$7,090	388		$(62,312)	(3,587)	$50,003	2,649
Class 2	7,009	397	2,491	137		(9,325)	(525)	175	9
Class 4	9,080	512	75	4		(382)	(21)	8,773	495
Total net increase (decrease)	$121,314	6,757	$9,656	529		$(72,019)	(4,133)	$58,951	3,153

Year ended December 31, 2013
Class 1	$432,753	27,502	$28,659	1,689		$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596		(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1		(105)	(6)	697	40
Total net increase (decrease)	$454,688	28,856	$38,748	2,286		$(76,924)	(4,532)	$416,512	26,610

See end of capital share transactions tables for footnotes.

164	American Funds Insurance Series

Capital Income Builder

	Proceeds from initial					Reinvestments
	capitalization			Sales[1]		of dividends				Repurchases[1]				Net increase
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares
For the period ended June 30, 2014[4]
Class 1	$19,998	2,000		$—	—	$120		12		$—		—		$20,118	2,012
Class 2	1	—	[3]	—	—	—	[3]	—	[3]	—		—		1	—	[3]
Class 4	1	—	[3]	8,044	794	15		1		—	[3]	—	[3]	8,060	795
Total net increase (decrease)	$20,000	2,000		$8,044	794	$135		13		$—	[3]	—	[3]	$28,179	2,807

Asset Allocation Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$1,019,872	45,328	$562,809	25,535	$(754,881)	(33,369)	$827,800	37,494
Class 2	79,936	3,588	289,747	13,261	(345,977)	(15,488)	23,706	1,361
Class 3	764	34	2,110	96	(2,871)	(127)	3	3
Class 4	6,703	298	285	13	(159)	(7)	6,829	304
Total net increase (decrease)	$1,107,275	49,248	$854,951	38,905	$(1,103,888)	(48,991)	$858,338	39,162

Year ended December 31, 2013
Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22
Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

			Reinvestments of
	Sales[1]		dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$131	12	$317		27		$(75)	(7)	$373		32
Class 2	14,611	1,284	1,458		124		(3,658)	(320)	12,411		1,088
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$14,742	1,296	$1,775		151		$(3,733)	(327)	$12,784		1,120

Year ended December 31, 2013
Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

American Funds Insurance Series	165

Bond Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$376,318	34,351	$19,282	1,740	$(250,096)	(22,698)	$145,504	13,393
Class 2	49,424	4,556	17,042	1,556	(314,209)	(28,954)	(247,743)	(22,842)
Class 4	6,833	623	33	3	(365)	(33)	6,501	593
Total net increase (decrease)	$432,575	39,530	$36,357	3,299	$(564,670)	(51,685)	$(95,738)	(8,856)

Year ended December 31, 2013
Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276
Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$141,571	11,545	$14,000		1,135		$(79,582)	(6,525)	$75,989	6,155
Class 2	11,399	941	13,676		1,114		(85,844)	(7,057)	(60,769)	(5,002)
Class 4	417	34	5		—	[3]	— [3]	— [3]	422	34
Total net increase (decrease)	$153,387	12,520	$27,681		2,249		$(165,426)	(13,582)	$15,642	1,187

Year ended December 31, 2013
Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1
Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

			Reinvestments					Net increase
	Sales[1]		of dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$100,694	8,830	$9,185	802		$(37,139)	(3,277)	$72,740	6,355
Class 2	12,271	1,095	9,912	877		(72,285)	(6,448)	(50,102)	(4,476)
Class 3	804	71	181	16		(1,373)	(121)	(388)	(34)
Class 4	4,879	434	46	4		(422)	(36)	4,503	402
Total net increase (decrease)	$118,648	10,430	$19,324	1,699		$(111,219)	(9,882)	$26,753	2,247

Year ended December 31, 2013
Class 1	$176,901	15,477	$55,635	5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	— [3]	— [3]	97	8
Total net increase (decrease)	$234,646	20,627	$126,977	11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

See end of capital share transactions tables for footnotes.

166	American Funds Insurance Series

Mortgage Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$38,285	3,654	$21		2		$(11,537)	(1,106)	$26,769		2,550
Class 2	3,637	347	5		1		(3,807)	(364)	(165)		(16)
Class 4	310	30	—	[3]	—	[3]	(260)	(25)	50		5
Total net increase (decrease)	$42,232	4,031	$26		3		$(15,604)	(1,495)	$26,654		2,539

Year ended December 31, 2013
Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government/AAA-Rated Securities Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$92,536	7,554	$3,789	307		$(44,717)	(3,665)	$51,608	4,196
Class 2	20,377	1,691	3,368	276		(93,735)	(7,753)	(69,990)	(5,786)
Class 3	348	28	26	2		(2,169)	(177)	(1,795)	(147)
Class 4	6,694	549	9	1		(3,150)	(258)	3,553	292
Total net increase (decrease)	$119,955	9,822	$7,192	586		$(143,771)	(11,853)	$(16,624)	(1,445)

Year ended December 31, 2013
Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36
Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

			Reinvestments
	Sales[1]		of dividends		Repurchases[1]		Net decrease
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$12,044	1,065	$—	—	$(16,309)	(1,442)	$(4,265)	(377)
Class 2	64,649	5,822	—	—	(108,688)	(9,789)	(44,039)	(3,967)
Class 3	1,645	147	—	—	(2,889)	(258)	(1,244)	(111)
Class 4	—	—	—	—	—	—	—	—
Total net increase (decrease)	$78,338	7,034	$—	—	$(127,886)	(11,489)	$(49,548)	(4,455)

Year ended December 31, 2013
Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—
Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

American Funds Insurance Series	167

Managed Risk Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$23	1	$—	[3]	—	[3]	$(3)	— [3]	$20	1
Class P2			26,522	2,331	5		1		(1,112)	(98)	25,415	2,234
Total net increase (decrease)			$26,545	2,332	$5		1		$(1,115)	(98)	$25,435	2,235

Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1		—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139		12		(1,358)	(126)	25,950	2,435
Total net increase (decrease)	$5,000	500	$22,319	2,064	$140		12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial					Reinvestments
	capitalization		Sales[1]			of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$15	—	[3]	$—	[3]	—	[3]	$— [3]	— [3]	$15	1
Class P2			16,329	1,525		9		1		(1,092)	(102)	15,246	1,424
Total net increase (decrease)			$16,344	1,525		$9		1		$(1,092)	(102)	$15,261	1,425

Year ended December 31, 2013[5]
Class P1	$100	10	$—	—		$1		—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073		113		11		(228)	(23)	15,879	1,551
Total net increase (decrease)	$5,000	500	$11,094	1,073		$114		11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$35	3	$—	[3]	—	[3]	$— [3]	— [3]	$35	3
Class P2			20,819	1,858	4		—	[3]	(1,820)	(162)	19,003	1,696
Total net increase (decrease)			$20,854	1,861	$4		—	[3]	$(1,820)	(162)	$19,038	1,699

Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2		—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340		32		(431)	(41)	24,628	2,375
Total net increase (decrease)	$5,000	500	$19,830	1,895	$342		32		$(431)	(41)	$24,741	2,386

168	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial				Reinvestments
	capitalization		Sales[1]		of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class P1			$—	—	$—	[3]	—	[3]	$— [3]	— [3]	$—	[3]	—	[3]
Class P2			20,363	1,758	3		—	[3]	(2,509)	(216)	17,857		1,542
Total net increase (decrease)			$20,363	1,758	$3		—	[3]	$(2,509)	(216)	$17,857		1,542

Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1		—	[3]	$—	—	$107		11
Class P2	4,900	490	17,350	1,603	201		18		(226)	(21)	22,225		2,090
Total net increase (decrease)	$5,000	500	$17,356	1,604	$202		18		$(226)	(21)	$22,332		2,101

Managed Risk Asset Allocation Fund

			Reinvestments
	Sales[1]		of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1	$75,145	6,293	$15	1	$(3)	— [3]	$75,157	6,294
Class P2	611,381	51,318	112	9	(16,200)	(1,329)	595,293	49,998
Total net increase (decrease)	$686,526	57,611	$127	10	$(16,203)	(1,329)	$670,450	56,292

Year ended December 31, 2013
Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228
Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

[1]	Includes exchanges between share classes of the fund.
[2]	For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.
[3]	Amount less than one thousand.
[4]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2014 (dollars in thousands):

						Blue Chip
	Global	Global Small			New	Income
	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$818,007	$655,805	$3,762,636	$667,318	$542,130	$1,275,285
Sales of investment securities*	1,071,867	653,796	5,342,700	1,953,023	556,662	1,491,229
Non-U.S. taxes paid on dividend income	5,046	886	3,538	11,439	2,097	528
Non-U.S. taxes paid on interest income	—	—	—	—	48	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—
Non-U.S. taxes provided on unrealized gains	—	—	—	6,203	3,469	—
Dividends from affiliated issuers	—	134	1,484	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series	169

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$355,439	$2,377,583	$170,996	$25,906	$4,768,713	$50,512
Sales of investment securities*	450,433	3,436,071	125,590	420	4,913,980	40,817
Non-U.S. taxes paid on dividend income	2,094	3,785	1,761	4	1,815	145
Non-U.S. taxes paid on interest income	—	—	—	—	—	4
Non-U.S. taxes paid on realized gains	—	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	130	2,855	216	—	—	—
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

					U.S.
					Government/
			High-		AAA-Rated
		Global	Income	Mortgage	Securities
	Bond Fund	Bond Fund	Bond Fund	Fund	Fund
Purchases of investment securities*	$8,044,488	$1,661,378	$670,651	$595,005	$3,189,730
Sales of investment securities*	7,853,394	1,733,262	566,328	585,314	3,271,977
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	13	152	—	—	—
Non-U.S. taxes paid on realized gains	—	82	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—

			Managed	Managed	Managed
		Managed	Risk	Risk	Risk
	Managed	Risk	Blue Chip	Growth-	Asset
	Risk	International	Income and	Income	Allocation
	Growth Fund	Fund	Growth Fund	Fund	Fund
Purchases of investment securities*	$27,187	$15,286	$19,500	$20,479	$691,018
Sales of investment securities*	1,256	1,224	1,604	2,634	5,971
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	2,545	29	185	1,893	73,741
Net realized gain from affiliated issuers	192	140	210	454	1,053

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2014, CRMC held aggregate ownership of 72%, 18%, 11%, 17%, 12% and 14% of the outstanding shares of Capital Income Builder, Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

170	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1
6/30/14[2,3]	$30.11	$.25	[4]	$.50	$.75	$(.12)	$(2.94)	$(3.06)	$27.80	2.65%	$1,571		.55%[5]		1.69%[4,5]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26		5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
6/30/14[2,3]	29.92	.21	[4]	.50	.71	(.11)	(2.94)	(3.05)	27.58	2.52	4,253		.80	[5]	1.43	[4,5]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22		5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
6/30/14[2,3]	30.07	.17	[4]	.50	.67	(.12)	(2.94)	(3.06)	27.68	2.38	9		1.05	[5]	1.16	[4,5]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.05		.43
12/31/12[2,6]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [7]	—	[8]	.02	[7]	.04	[7]

Global Small Capitalization Fund

Class 1
6/30/14[2,3]	$25.69	$.08		$1.76	$1.84	$—	$(.12)	$(.12)	$27.41	7.16%	$1,406		.73%[5]		.60%[5]
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09		6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
6/30/14[2,3]	25.25	.04		1.75	1.79	—	(.12)	(.12)	26.92	7.09	3,006		.98	[5]	.34	[5]
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05		6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
6/30/14[2,3]	25.57	.03		1.75	1.78	—	(.12)	(.12)	27.23	6.96	9		1.23	[5]	.20	[5]
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,6]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [7]	—	[8]	.04	[7]	.04	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series	171

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1
6/30/14[2,3]	$78.54	$.59	[4]	$3.77	$4.36	$(.39)	$(3.90)	$(4.29)	$78.61	5.65%	$7,147		.35%[5]		1.50%[4,5]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35		12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
6/30/14[2,3]	77.94	.49	[4]	3.74	4.23	(.03)	(3.90)	(3.93)	78.24	5.52	16,114		.60	[5]	1.25	[4,5]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25		12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
6/30/14[2,3]	78.62	.52	[4]	3.78	4.30	(.14)	(3.90)	(4.04)	78.88	5.56	214		.53	[5]	1.32	[4,5]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28		12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
6/30/14[2,3]	78.32	.39	[4]	3.76	4.15	(.27)	(3.90)	(4.17)	78.30	5.41	8		.85	[5]	1.01	[4,5]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,6]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [7]	—	[8]	.02	[7]	.05	[7]

International Fund

Class 1
6/30/14[2,3]	$21.22	$.26		$.57	$.83	$(.02)	$—	$(.02)	$22.03	3.92%	$3,458		.54%[5]		2.45%[5]
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24		5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
6/30/14[2,3]	21.15	.22		.58	.80	(.01)	—	(.01)	21.94	3.78	4,742		.79	[5]	2.12	[5]
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21		5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
6/30/14[2,3]	21.24	.24		.58	.82	(.02)	—	(.02)	22.04	3.84	44		.72	[5]	2.26	[5]
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22		5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
6/30/14[2,3]	21.16	.21		.57	.78	(.02)	—	(.02)	21.92	3.67	8		1.04	[5]	1.96	[5]
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,6]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [7]	—	[8]	.02	[7]	.05	[7]

See end of financial highlights tables for footnotes.

172	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund

Class 1
6/30/14[2,3]	$25.08	$.22	[4]	$1.02	$1.24	$(.04)	$(2.44)	$(2.48)	$23.84	5.00%	$1,520		.77%[5]		1.79%[4,5]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34		6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
6/30/14[2,3]	24.88	.19	[4]	1.01	1.20	(.03)	(2.44)	(2.47)	23.61	4.88	1,289		1.02	[5]	1.54	[4,5]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29		6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
6/30/14[2,3]	24.99	.16	[4]	1.01	1.17	(.04)	(2.44)	(2.48)	23.68	4.71	29		1.27	[5]	1.28	[4,5]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,6]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [7]	—	[8]	.04	[7]	.04	[7]

Blue Chip Income and Growth Fund

Class 1
6/30/14[2,3]	$13.12	$.31	[4]	$.76	$1.07	$(.06)	$—	$(.06)	$14.13	8.16%	$3,083		.42%[5]		4.69%[4,5]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16		1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
6/30/14[2,3]	13.02	.29	[4]	.75	1.04	(.05)	—	(.05)	14.01	8.02	3,755		.67	[5]	4.46	[4,5]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14		1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
6/30/14[2,3]	13.12	.32	[4]	.72	1.04	(.06)	—	(.06)	14.10	7.92	1		.92	[5]	4.74	[4,5]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[8]	.86		1.39
12/31/12[2,6]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [7]	—	[8]	.02	[7]	.10	[7]

American Funds Insurance Series	173

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1
6/30/14[2,3]	$12.53	$.31	[4]	$.52	$.83	$(.07)	$—	$(.07)	$13.29	6.60%	$197		.63%[5]		4.94%[4,5]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20		2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
6/30/14[2,3]	12.51	.30	[4]	.50	.80	(.06)	—	(.06)	13.25	6.41	1,805		.88	[5]	4.83	[4,5]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18		2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
6/30/14[2,3]	12.50	.28	[4]	.50	.78	(.06)	—	(.06)	13.22	6.23	1		1.13	[5]	4.39	[4,5]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,6]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [7]	—	[8]	.03	[7]	.08	[7]

Growth-Income Fund

Class 1
6/30/14[2,3]	$50.72	$.40		$3.15	$3.55	$(.16)	$(2.54)	$(2.70)	$51.57	7.06%	$10,300		.29%[5]		1.58%[5]
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49		7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
6/30/14[2,3]	50.40	.34		3.12	3.46	(.13)	(2.54)	(2.67)	51.19	6.94	14,887		.54	[5]	1.33	[5]
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42		7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
6/30/14[2,3]	50.77	.36		3.15	3.51	(.14)	(2.54)	(2.68)	51.60	6.99	191		.47	[5]	1.40	[5]
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45		7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
6/30/14[2,3]	50.56	.29		3.11	3.40	(.14)	(2.54)	(2.68)	51.28	6.80	8		.79	[5]	1.14	[5]
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,6]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [7]	—	[8]	.01	[7]	.03	[7]

See end of financial highlights tables for footnotes.

174	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

International Growth and Income Fund

Class 1
6/30/14[2,3]	$17.48	$.52	[4]	$.45	$.97	$—	$(.17)	$(.17)	$18.28	5.55%	$776		.69%[5]		5.88%[4,5]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36		4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
6/30/14[2,3]	17.43	.50	[4]	.45	.95	—	(.17)	(.17)	18.21	5.45	269		.94	[5]	5.69	[4,5]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26		4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
6/30/14[2,3]	17.45	.45	[4]	.48	.93	—	(.17)	(.17)	18.21	5.33	10		1.19	[5]	5.05	[4,5]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,6]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [7]	—	[8]	.04	[7]	.07	[7]

Capital Income Builder

Class 1
6/30/14[2,3,9]	$10.00	$.06		$.19	$.25	$(.06)	$—	$(.06)	$10.19	2.51%	$21		.09%		.63%
Class 2
6/30/14[2,3,9]	10.00	.06		.19	.25	(.06)	—	(.06)	10.19	2.51 [7]	—	[8]	.07	[7]	.64	[7]
Class 4
6/30/14[2,3,9]	10.00	.04		.20	.24	(.06)	—	(.06)	10.18	2.36	8		.18		.43

Asset Allocation Fund

Class 1
6/30/14[2,3]	$22.49	$.21		$.72	$.93	$(.07)	$(1.12)	$(1.19)	$22.23	4.14%	$11,225		.30%[5]		1.92%[5]
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35		2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
6/30/14[2,3]	22.33	.18		.71	.89	(.06)	(1.12)	(1.18)	22.04	4.00	5,715		.55	[5]	1.67	[5]
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32		2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
6/30/14[2,3]	22.51	.19		.71	.90	(.06)	(1.12)	(1.18)	22.23	4.02	42		.48	[5]	1.74	[5]
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33		2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
6/30/14[2,3]	22.46	.16		.71	.87	(.07)	(1.12)	(1.19)	22.14	3.88	7		.80	[5]	1.40	[5]
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,6]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [7]	—	[8]	.01	[7]	.08	[7]

American Funds Insurance Series	175

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Global Balanced Fund

Class 1
6/30/14[2,3]	$11.37	$.16	[4]	$.39	$.55	$— [11]	$(.10)	$(.10)	$11.82	4.84%	$38		.71%[5]		2.81%[4,5]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[5]	1.99	[5]
Class 2
6/30/14[2,3]	11.35	.15	[4]	.39	.54	— [11]	(.10)	(.10)	11.79	4.77	175		.96	[5]	2.57	[4,5]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[5]	1.45	[5]
Class 4
6/30/14[2,3]	11.35	.16	[4]	.39	.55	— [11]	(.10)	(.10)	11.80	4.85 [7]	—	[8]	.68	[5,7]	2.78	[4,5,7]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [7]	—	[8]	.71	[7]	1.98	[7]
12/31/12[2,6]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [7]	—	[8]	.03	[7]	.05	[7]

Bond Fund

Class 1
6/30/14[2,3]	$10.73	$.12		$.32	$.44	$(.04)	$— [11]	$(.04)	$11.13	4.15%	$4,825		.38%[5]		2.22%[5]
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
6/30/14[2,3]	10.61	.11		.32	.43	(.04)	— [11]	(.04)	11.00	4.05	4,686		.63	[5]	1.97	[5]
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
6/30/14[2,3]	10.69	.09		.33	.42	(.04)	— [11]	(.04)	11.07	3.95	10		.88	[5]	1.73	[5]
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,6]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[7]	—	[8]	.02	[7]	.10	[7]

Global Bond Fund

Class 1
6/30/14[2,3]	$11.88	$.15		$.55	$.70	$(.04)	$(.11)	$(.15)	$12.43	5.87%	$1,220		.56%[5]		2.52%[5]
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
6/30/14[2,3]	11.81	.14		.53	.67	(.01)	(.11)	(.12)	12.36	5.62	1,505		.81	[5]	2.28	[5]
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
6/30/14[2,3]	11.87	.12		.55	.67	(.04)	(.11)	(.15)	12.39	5.63	—	[8]	1.06	[5]	1.95	[5]
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[8]	.79		2.25
12/31/12[2,6]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[7]	—	[8]	.02	[7]	.11	[7]

See end of financial highlights tables for footnotes.

176	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1
6/30/14[2,3]	$11.13	$.34		$.13	$.47	$(.11)	$—	$(.11)	$11.49	4.25%	$956		.48%[5]		6.05%[5]
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
6/30/14[2,3]	10.99	.32		.14	.46	(.11)	—	(.11)	11.34	4.17	1,044		.73	[5]	5.81	[5]
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
6/30/14[2,3]	11.16	.33		.13	.46	(.11)	—	(.11)	11.51	4.21	19		.66	[5]	5.88	[5]
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
6/30/14[2,3]	11.12	.31		.14	.45	(.11)	—	(.11)	11.46	4.08	5		.98	[5]	5.51	[5]
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[8]	.93		5.82
12/31/12[2,6]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [7]	—	[8]	.02	[7]	.35	[7]

Mortgage Fund

Class 1
6/30/14[2,3]	$10.23	$.08		$.34	$.42	$— [11]	$—	$— [11]	$10.65	4.12%	$233		.45%[5]		1.54%[5]
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2
6/30/14[2,3]	10.22	.07		.34	.41	— [11]	—	— [11]	10.63	4.02	51		.70	[5]	1.29	[5]
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4
6/30/14[2,3]	10.23	.06		.34	.40	— [11]	—	— [11]	10.63	3.92	—	[8]	.94	[5]	1.14	[5]
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[7]	—	[8]	.38	[7]	.23	[7]
12/31/12[2,6]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [7]	—	[8]	.02	[7]	.04	[7]

American Funds Insurance Series	177

Financial highlights (continued)

	Income (loss) from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[12]		Ratio of net income (loss) to average net assets[12]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/14[2,3]	$11.94	$.09	$.38		$.47	$(.03)	$—	$(.03)	$12.38	3.92%	$1,695		.35%[5]		.35%[5]		1.56%[5]
12/31/13	12.75	.08	(.44)		(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18		.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
Class 2
6/30/14[2,3]	11.83	.08	.37		.45	(.02)	—	(.02)	12.26	3.83	1,795		.60	[5]	.60	[5]	1.31 [5]
12/31/13	12.63	.05	(.43)		(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
Class 3
6/30/14[2,3]	11.96	.08	.38		.46	(.02)	—	(.02)	12.40	3.88	13		.53	[5]	.53	[5]	1.38 [5]
12/31/13	12.76	.06	(.43)		(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
Class 4
6/30/14[2,3]	11.93	.07	.37		.44	(.03)	—	(.03)	12.34	3.67	4		.85	[5]	.85	[5]	1.16 [5]
12/31/13	12.75	.08	(.44)		(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[8]	.84		.84		.68
12/31/12[2,6]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)[7]	—	[8]	.02	[7]	.02	[7]	.05 [7]

															Ratio of expenses to average net assets

Cash Management Fund

Class 1
6/30/14[2,3]	$11.31	$(.01)	$—	[11]	$(.01)	$—	$—	$—	$11.30	(.09)%	$52				.34%[5]		(.26)%[5]
12/31/13	11.34	(.03)	—	[11]	(.03)	—	—	—	11.31	(.27)	57				.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—	—	11.34	(.18)	66				.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75				.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83				.33		(.14)
12/31/09	11.44	(.01)	—	[11]	(.01)	(.03)	— [11]	(.03)	11.40	(.10)	105				.33		(.08)
Class 2
6/30/14[2,3]	11.12	(.03)	—	[11]	(.03)	—	—	—	11.09	(.27)	350				.59	[5]	(.51)[5]
12/31/13	11.17	(.05)	—	[11]	(.05)	—	—	—	11.12	(.45)	395				.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	—	—	—	11.17	(.45)	459				.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530				.58		(.47)
12/31/10	11.32	(.04)	—	[11]	(.04)	—	—	—	11.28	(.35)	522				.58		(.39)
12/31/09	11.38	(.04)	—	[11]	(.04)	(.02)	— [11]	(.02)	11.32	(.33)	664				.58		(.33)
Class 3
6/30/14[2,3]	11.21	(.02)	(.01)		(.03)	—	—	—	11.18	(.27)	7				.52	[5]	(.44)[5]
12/31/13	11.26	(.05)	—	[11]	(.05)	—	—	—	11.21	(.44)	8				.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11				.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	—	—	—	11.30	(.35)	12				.51		(.40)
12/31/10	11.38	(.04)	—	[11]	(.04)	—	—	—	11.34	(.35)	13				.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [11]	(.02)	11.38	(.31)	17				.51		(.27)
Class 4
6/30/14[2,3]	11.30	(.02)	—	[11]	(.02)	—	—	—	11.28	(.18)	—	[8]			.37	[5]	.32 [5]
12/31/13	11.34	(.04)	—	[11]	(.04)	—	—	—	11.30	(.35)[7]	—	[8]			.37	[7]	(.32)[7]
12/31/12[2,6]	11.34	— [11]	—	[11]	— [11]	—	—	—	11.34	.00 [7]	—	[8]			.02	[7]	(.01)[7]

See end of financial highlights tables for footnotes.

178	American Funds Insurance Series

	Income from investment operations[1]					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[12]		Net effective expenses ratio[12,13]		Ratio of net income (loss) to average net assets[12]

Managed Risk Growth Fund

Class P1
6/30/14[2,3]	$11.43	$.05		$.32	$.37	$— [11]	—	$— [11]	$11.80	3.25%[7]		$192	.53%[5,7]		.32%[5,7]		.65%[5,7]		.84%[5,7]
12/31/13[2,14]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[7]	166	.88	[5,7]	.25	[5,7]	.58	[5,7]	1.64	[7]
Class P2
6/30/14[2,3]	11.43	.03		.31	.34	— [11]	—	— [11]	11.77	2.98	[7]	54,953	.87	[5,7]	.66	[5,7]	.99	[5,7]	.49	[5,7]
12/31/13[2,14]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[7]	27,827	1.05	[5,7]	.52	[5,7]	.85	[5,7]	1.69	[7]

Managed Risk International Fund

Class P1
6/30/14[2,3]	$10.82	$—	[11]	$.18	$.18	$— [11]	—	$— [11]	$11.00	1.69%[7]		$126	.56%[5,7]		.25%[5,7]		.76%[5,7]		(.05)%[5,7]
12/31/13[2,14]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[7]	109	1.05	[5,7]	.23	[5,7]	.73	[5,7]	1.92	[7]
Class P2
6/30/14[2,3]	10.82	(.02)		.18	.16	— [11]	—	— [11]	10.98	1.51	[7]	32,660	.93	[5,7]	.62	[5,7]	1.13	[5,7]	(.38)[5,7]
12/31/13[2,14]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[7]	16,777	1.19	[5,7]	.44	[5,7]	.94	[5,7]	2.66	[7]

Managed Risk Blue Chip Income and Growth Fund

Class P1
6/30/14[2,3]	$11.05	$.03		$.61	$.64	$— [11]	—	$— [11]	$11.69	5.80%[7]		$169	.52%[5,7]		.29%[5,7]		.69%[5,7]		.62%[5,7]
12/31/13[2,14]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[7]	124	.84	[5,7]	.24	[5,7]	.64	[5,7]	2.80	[7]
Class P2
6/30/14[2,3]	11.05	.02		.59	.61	— [11]	—	— [11]	11.66	5.53	[7]	47,471	.88	[5,7]	.65	[5,7]	1.05	[5,7]	.41	[5,7]
12/31/13[2,14]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[7]	26,235	1.04	[5,7]	.54	[5,7]	.94	[5,7]	3.91	[7]

Managed Risk Growth-Income Fund

Class P1
6/30/14[2,3]	$11.50	$.03		$.55	$.58	$— [11]	—	$— [11]	$12.08	5.05%[7]		$129	.49%[5,7]		.24%[5,7]		.51%[5,7]		.44%[5,7]
12/31/13[2,14]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[7]	123	.92	[5,7]	.23	[5,7]	.50	[5,7]	2.01	[7]
Class P2
6/30/14[2,3]	11.50	—	[11]	.55	.55	— [11]	—	— [11]	12.05	4.79	[7]	43,745	.89	[5,7]	.64	[5,7]	.91	[5,7]	.04	[5,7]
12/31/13[2,14]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[7]	24,032	1.09	[5,7]	.50	[5,7]	.77	[5,7]	2.73	[7]

Managed Risk Asset Allocation Fund

Class P1
6/30/14[2,3]	$11.93	$.01		$.33	$.34	$— [11]	—	$— [11]	$12.27	2.86%		$192,471	.54%[5]		.48%[5]		.76%[5]		.20%[5]
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[7]	112,037	.55	[7]	.47	[7]	.75	[7]	2.37	[7]
12/31/12[2,15]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[7]	10	.15	[7]	.07	[7]	.37	[7]	1.72	[7]
Class P2
6/30/14[2,3]	11.93	—	[11]	.32	.32	— [11]	—	— [11]	12.25	2.69		1,429,112	.79	[5]	.73	[5]	1.01	[5]	(0.05	)5
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[7]	795,033	.80	[7]	.73	[7]	1.01	[7]	2.43	[7]
12/31/12[2,15]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[7]	24	.24	[7]	.11	[7]	.41	[7]	2.38	[7]

American Funds Insurance Series	179

	Six months ended	Year ended December 31
Portfolio turnover rate for all share classes	June 30, 2014[2,3]	2013		2012		2011		2010	2009
Global Growth Fund	15%	39%		22%		28%		28%	43%
Global Small Capitalization Fund	17	36		40		44		47	55
Growth Fund	17	19		21		19		28	37
International Fund	8	21		29		24		25	46
New World Fund	23	43		32		22		18	25
Blue Chip Income and Growth Fund	20	30		36		27		22	22
Global Growth and Income Fund	19	31		30		25		30	47
Growth-Income Fund	10	19		25		22		22	24
International Growth and Income Fund	14	34		31		48		31	21
Capital Income Builder	5 [9]
Asset Allocation Fund	37	74		61		43		46	41
Global Balanced Fund	25	81		80		34	[10]
Bond Fund	129	354		253		163		187	125
Global Bond Fund	86	213		160		101		106	86
High-Income Bond Fund	31	64		48		51		54	47
Mortgage Fund	233	715		444		480	[10]
U.S. Government/AAA-Rated Securities Fund	131	621		447		234		208	100
Cash Management Fund	—	—		—		—		—	—
Managed Risk Growth Fund	3	10	[14]
Managed Risk International Fund	5	6	[14]
Managed Risk Blue Chip Income and Growth Fund	5	3	[14]
Managed Risk Growth-Income Fund	9	2	[14]
Managed Risk Asset Allocation Fund	1	3		—	[15,16]

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Unaudited.
[4]	For the six months ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[5]	Annualized.
[6]	Class 4 shares were offered beginning December 14, 2012.
[7]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the periods presented. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Amount less than 1%.

See Notes to Financial Statements

180	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014) or for Capital Income Builder for the period from May 1, 2014, commencement of operations, through June 30, 2014.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	181

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,026.52	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,025.20	4.02	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 — actual return	1,000.00	1,023.83	5.27	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,071.59	$3.75	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,070.85	5.03	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 — actual return	1,000.00	1,069.57	6.31	1.23
Class 4 — assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 — actual return	$1,000.00	$1,056.52	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,055.22	3.06	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,055.57	2.70	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,054.07	4.33	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 — actual return	$1,000.00	$1,039.20	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,037.83	3.99	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,038.37	3.64	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,036.66	5.25	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 — actual return	$1,000.00	$1,050.01	$3.91	.77%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 — actual return	1,000.00	1,048.78	5.18	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 4 — actual return	1,000.00	1,047.11	6.45	1.27
Class 4 — assumed 5% return	1,000.00	1,018.50	6.36	1.27
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,081.61	$2.17	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,080.23	3.46	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,079.24	4.74	.92
Class 4 — assumed 5% return	1,000.00	1,020.23	4.61	.92

See end of expense example tables for footnotes.

182	American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,066.03	$3.23	.63%
Class 1 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 — actual return	1,000.00	1,064.05	4.50	.88
Class 2 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 — actual return	1,000.00	1,062.27	5.78	1.13
Class 4 — assumed 5% return	1,000.00	1,019.19	5.66	1.13
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,070.64	$1.49	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,069.41	2.77	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,069.87	2.41	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,067.96	4.05	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,055.51	$3.52	.69%
Class 1 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 2 — actual return	1,000.00	1,054.50	4.79	.94
Class 2 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 4 — actual return	1,000.00	1,053.32	6.06	1.19
Class 4 — assumed 5% return	1,000.00	1,018.89	5.96	1.19
Capital Income Builder
Class 1 — actual return[2]	$1,000.00	$1,025.06	$.88	.53%
Class 1 — assumed 5% return[2]	1,000.00	1,022.17	2.66	.53
Class 2 — actual return[2]	1,000.00	1,025.06	.75	.45
Class 2 — assumed 5% return[2]	1,000.00	1,022.56	2.26	.45
Class 4 — actual return[2]	1,000.00	1,023.65	1.78	1.07
Class 4 — assumed 5% return[2]	1,000.00	1,019.49	5.36	1.07
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,041.43	$1.52	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,039.96	2.78	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,040.21	2.43	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 — actual return	1,000.00	1,038.79	4.04	.80
Class 4 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,048.45	$3.61	.71%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 — actual return	1,000.00	1,047.66	4.87	.96
Class 2 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 — actual return	1,000.00	1,048.54	3.45	.68
Class 4 — assumed 5% return	1,000.00	1,021.42	3.41	.68

American Funds Insurance Series	183

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 — actual return	$1,000.00	$1,041.50	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 2 — actual return	1,000.00	1,040.55	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 — actual return	1,000.00	1,039.50	4.45	.88
Class 4 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 — actual return	$1,000.00	$1,058.68	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,056.20	4.13	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,056.28	5.40	1.06
Class 4 — assumed 5% return	1,000.00	1,019.54	5.31	1.06
High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,042.53	$2.43	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,041.72	3.70	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,042.08	3.34	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,040.77	4.96	.98
Class 4 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Mortgage Fund
Class 1 — actual return	$1,000.00	$1,041.15	$2.28	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1,040.21	3.54	.70
Class 2 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 — actual return	1,000.00	1,039.20	4.75	.94
Class 4 — assumed 5% return	1,000.00	1,020.13	4.71	.94
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,039.20	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,038.30	3.03	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,038.81	2.68	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,036.72	4.29	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85
Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	997.30	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.32	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

184	American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1,3]	Annualized expense ratio[3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,032.46	$1.61	.32%	$3.28	.65%
Class P1 — assumed 5% return	1,000.00	1,023.21	1.61	.32	3.26	.65
Class P2 — actual return	1,000.00	1,029.84	3.32	.66	4.98	.99
Class P2 — assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,016.91	$1.25	.25%	$3.80	.76%
Class P1 — assumed 5% return	1,000.00	1,023.55	1.25	.25	3.81	.76
Class P2 — actual return	1,000.00	1,015.06	3.10	.62	5.65	1.13
Class P2 — assumed 5% return	1,000.00	1,021.72	3.11	.62	5.66	1.13
Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,058.02	$1.48	.29%	$3.52	.69%
Class P1 — assumed 5% return	1,000.00	1,023.36	1.45	.29	3.46	.69
Class P2 — actual return	1,000.00	1,055.30	3.31	.65	5.35	1.05
Class P2 — assumed 5% return	1,000.00	1,021.57	3.26	.65	5.26	1.05
Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,050.53	$1.22	.24%	$2.59	.51%
Class P1 — assumed 5% return	1,000.00	1,023.60	1.20	.24	2.56	.51
Class P2 — actual return	1,000.00	1,047.92	3.25	.64	4.62	.91
Class P2 — assumed 5% return	1,000.00	1,021.62	3.21	.64	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,028.58	$2.41	.48%	$3.82	.76%
Class P1 — assumed 5% return	1,000.00	1,022.41	2.41	.48	3.81	.76
Class P2 — actual return	1,000.00	1,026.91	3.67	.73	5.08	1.01
Class P2 — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.06	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2014. The “assumed 5% return” line is based on 181 days.
[3]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[4]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[5]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	185

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186	American Funds Insurance Series

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American Funds Insurance Series	187

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188	American Funds Insurance Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment sub-adviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2014, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Printed on paper containing 10% post-consumer waste	Printed with inks containing soy and/or vegetable oil

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 62% of 10-year periods and 89% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.3

[1]	Portfolio manager experience as of May 2014.
[2]	Based on Class 2 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit No. INGESRX-998-0814P    Litho in USA    RCG/RRD/6311-S42517

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series Global Growth Fund Investment Portfolio June 30, 2014

unaudited

Common stocks 94.59%
		Value
Consumer discretionary 20.21%	Shares	(000)

Amazon.com, Inc.[1]	508,900	$ 165,280
Priceline Group Inc.[1]	104,000	125,112
Home Depot, Inc.	1,161,000	93,994
Toyota Motor Corp.	1,250,000	75,070
Swatch Group Ltd, non-registered shares	82,550	49,848
Swatch Group Ltd	137,000	15,217
Honda Motor Co., Ltd.	1,753,800	61,233
Walt Disney Co.	683,705	58,621
Industria de Diseño Textil, SA	377,000	58,024
HUGO BOSS AG	335,500	50,144
Liberty Global PLC, Class C1	816,465	34,545
Liberty Global PLC, Class A1	327,449	14,480
Navitas Ltd.	5,950,000	40,003
Publicis Groupe SA	371,135	31,478
Suzuki Motor Corp.	990,000	31,008
ASOS PLC[1]	512,683	25,971
Carnival Corp., units	687,067	25,868
TOD’S SpA	194,000	24,692
Burberry Group PLC	860,000	21,827
Carphone Warehouse Group PLC	3,800,000	20,980
Mr Price Group Ltd.	1,215,000	20,657
MGM Resorts International[1]	735,000	19,404
NIKE, Inc., Class B	226,000	17,526
Time Warner Inc.	246,000	17,281
CBS Corp., Class B	275,500	17,120
Arcos Dorados Holdings Inc., Class A	1,350,000	15,120
Christian Dior SA	69,000	13,728
Hyatt Hotels Corp., Class A1	200,000	12,196
Nokian Renkaat Oyj	306,180	11,949
Naspers Ltd., Class N	87,300	10,277
		1,178,653
Health care 16.65%

Novo Nordisk A/S, Class B	4,401,000	202,557
Vertex Pharmaceuticals Inc.[1]	1,693,000	160,293
Merck & Co., Inc.	1,544,000	89,321
UnitedHealth Group Inc.	960,000	78,480
Regeneron Pharmaceuticals, Inc.[1]	237,200	67,002
Novartis AG	580,000	52,519
Bayer AG	349,300	49,336
Bristol-Myers Squibb Co.	929,600	45,095
Express Scripts Holding Co.[1]	628,000	43,539
Hologic, Inc.[1]	1,613,000	40,890
Roche Holding AG	110,000	32,809
Common stocks
		Value
Health care (continued)	Shares	(000)

Grifols, SA, Class B (ADR)	708,000	$ 31,187
Gilead Sciences, Inc.[1]	360,500	29,889
UCB SA	247,374	20,944
DaVita HealthCare Partners Inc.[1]	144,000	10,414
Edwards Lifesciences Corp.[1]	94,000	8,069
AstraZeneca PLC	85,000	6,314
Merck KGaA	27,848	2,417
		971,075
Information technology 16.52%

Google Inc., Class A1	107,700	62,969
Google Inc., Class C1	107,700	61,958
ASML Holding NV (New York registered)	647,176	60,362
ASML Holding NV	624,897	58,194
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	99,055
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,267
Alcatel-Lucent[1]	22,539,144	80,490
Nintendo Co., Ltd.	535,000	64,033
TDK Corp.	950,000	44,544
Visa Inc., Class A	206,000	43,406
ASM Pacific Technology Ltd.	3,900,000	42,621
Wirecard AG	825,662	35,647
Microsoft Corp.	690,000	28,773
Tencent Holdings Ltd.	1,800,000	27,452
ARM Holdings PLC	1,750,000	26,386
ASM International NV	562,000	23,317
Avago Technologies Ltd.	310,000	22,342
salesforce.com, inc.[1]	375,000	21,780
TE Connectivity Ltd.	347,500	21,489
Murata Manufacturing Co., Ltd.	216,000	20,215
OMRON Corp.	450,000	18,968
MercadoLibre, Inc.	180,000	17,172
Infineon Technologies AG	1,255,000	15,688
Naver Corp.	19,000	15,680
Infosys Ltd.	270,000	14,615
VeriSign, Inc.[1]	240,000	11,714
Texas Instruments Inc.	155,000	7,407
Rackspace Hosting, Inc.[1]	200,000	6,732
		963,276
Financials 14.11%

Moody’s Corp.	1,651,000	144,727
ORIX Corp.	4,990,000	82,703
AIA Group Ltd.	13,255,300	66,615
JPMorgan Chase & Co.	1,145,000	65,975
Bankia, SA1	29,520,000	57,237
HSBC Holdings PLC	4,320,228	43,837
AEON Financial Service Co., Ltd.	1,365,000	35,693
Prudential PLC	1,522,434	34,940
BNP Paribas SA	500,000	33,921
ICICI Bank Ltd.	1,325,000	31,242
AXA SA	1,080,630	25,828
Deutsche Bank AG	725,777	25,536
Sumitomo Mitsui Trust Holdings, Inc.	4,881,000	22,308
Common stocks
		Value
Financials (continued)	Shares	(000)

East West Bancorp, Inc.	630,000	$ 22,044
Sumitomo Mitsui Financial Group, Inc.	462,000	19,355
CME Group Inc., Class A	239,700	17,007
ACE Ltd.	160,000	16,592
Bankinter, SA	2,030,000	15,886
Shinsei Bank, Ltd.	6,401,000	14,406
Housing Development Finance Corp. Ltd.[1]	850,000	14,027
Tokio Marine Holdings, Inc.	345,000	11,347
Bank of Nova Scotia	146,651	9,777
BDO Unibank, Inc.	3,981,333	8,528
Allianz SE	21,750	3,624
		823,155
Industrials 8.39%

Geberit AG	150,000	52,656
Airbus Group NV	645,000	43,224
Rolls-Royce Holdings PLC[1]	2,150,000	39,334
KONE Oyj, Class B	880,000	36,728
Adecco SA	417,000	34,327
Intertek Group PLC	713,000	33,544
United Technologies Corp.	239,000	27,593
Deere & Co.	300,000	27,165
United Continental Holdings, Inc.[1]	605,000	24,847
Ryanair Holdings PLC (ADR)[1]	382,500	21,343
International Consolidated Airlines Group, SA (CDI)[1]	3,070,000	19,466
Fastenal Co.	386,250	19,116
Caterpillar Inc.	160,000	17,387
ASSA ABLOY AB, Class B	310,000	15,775
Vallourec SA	332,006	14,868
Boeing Co.	115,000	14,631
IDEX Corp.	165,700	13,379
Union Pacific Corp.	120,000	11,970
Masco Corp.	480,000	10,656
Komatsu Ltd.	425,700	9,883
Waste Management, Inc.	35,800	1,601
		489,493
Consumer staples 6.69%

Associated British Foods PLC	1,590,000	82,967
Nestlé SA	820,000	63,525
Colgate-Palmolive Co.	632,000	43,090
PepsiCo, Inc.	337,000	30,108
SABMiller PLC	500,000	28,991
Pernod Ricard SA	218,739	26,268
ITC Ltd.	4,629,975	25,022
Imperial Tobacco Group PLC	466,000	20,974
British American Tobacco PLC	288,000	17,142
Alimentation Couche-Tard Inc., Class B	453,000	12,409
Procter & Gamble Co.	125,000	9,824
Asahi Group Holdings, Ltd.	291,000	9,135
Shoprite Holdings Ltd.	555,346	8,042
Kirin Holdings Co., Ltd.	413,000	5,964
Coca-Cola HBC AG (CDI)[1]	180,000	4,134
Avon Products, Inc.	195,800	2,861
		390,456
Common stocks
		Value
Energy 3.70%	Shares	(000)

Oil Search Ltd.	4,973,952	$ 45,354
Royal Dutch Shell PLC, Class B	480,000	20,886
Royal Dutch Shell PLC, Class B (ADR)	150,000	13,052
Canadian Natural Resources, Ltd.	700,000	32,164
Enbridge Inc.	656,932	31,171
EOG Resources, Inc.	220,000	25,709
China Petroleum & Chemical Corp., Class H	17,950,000	17,115
Pacific Rubiales Energy Corp.	800,000	16,254
Schlumberger Ltd.	65,000	7,667
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	274,700	4,296
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	133,000	1,946
		215,614
Materials 3.29%

First Quantum Minerals Ltd.	2,669,400	57,088
Linde AG	138,000	29,346
Glencore PLC	4,000,000	22,286
Northam Platinum Ltd.	5,196,035	22,230
Rio Tinto PLC	410,000	21,811
Dow Chemical Co.	355,000	18,268
FMC Corp.	252,000	17,940
Monsanto Co.	24,800	3,094
		192,063
Telecommunication services 2.70%

SoftBank Corp.	1,692,000	125,983
TalkTalk Telecom Group PLC	5,625,000	31,335
NII Holdings, Inc., Class B1	600,000	330
		157,648
Utilities 0.50%

ENN Energy Holdings Ltd.	3,720,000	26,734
National Grid PLC	159,000	2,286
		29,020
Miscellaneous 1.83%

Other common stocks in initial period of acquisition		106,986
Total common stocks (cost: $3,922,775,000)		5,517,439
Preferred securities 0.18%

Miscellaneous 0.18%

Other preferred securities in initial period of acquisition		10,335
Total preferred securities (cost: $10,725,000)		10,335
Bonds, notes & other debt instruments 0.62%
	Principal amount
U.S. Treasury bonds & notes 0.62%	(000)

U.S. Treasury 0.25% 2015[2]	$ 8,175	8,186
U.S. Treasury 0.25% 2015	2,600	2,603
U.S. Treasury 4.00% 2015[2]	24,925	25,533
Total bonds, notes & other debt instruments (cost: $36,282,000)		36,322
	Principal amount	Value
Short-term securities 4.54%	(000)	(000)

Federal Home Loan Bank 0.06%–0.075% due 8/1/2014–9/24/2014	$82,000	$ 81,996
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 7/18/2014	25,000	24,998
Victory Receivables Corp. 0.16% due 7/2/2014[3]	9,500	9,500
Siemens Capital Co. LLC 0.09% due 7/21/2014[3]	24,200	24,199
Old Line Funding, LLC 0.17% due 10/20/2014[3]	23,000	22,991
KfW 0.11% due 9/26/2014[3]	21,500	21,494
BNZ International Funding Ltd. 0.15% due 7/23/2014[3]	20,000	19,998
Army and Air Force Exchange Service 0.10% due 7/17/2014[3]	18,900	18,899
Coca-Cola Co. 0.09% due 9/19/2014[3]	14,900	14,897
Fannie Mae 0.09% due 7/23/2014	10,000	10,000
Freddie Mac 0.08% due 10/16/2014	8,700	8,699
General Electric Co. 0.06% due 7/1/2014	7,000	7,000
Total short-term securities (cost: $264,662,000)		264,671
Total investment securities (cost: $4,234,444,000)		5,828,767
Other assets less liabilities		4,108
Net assets		$5,832,875

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $600,000, which represented ..01% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $131,978,000, which represented 2.26% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

Global Small Capitalization FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 92.28%
		Value
Consumer discretionary 20.81%	Shares	(000)

Netflix, Inc.[1]	304,000	$133,942
Lions Gate Entertainment Corp.	3,001,000	85,769
Melco Crown Entertainment Ltd. (ADR)	1,732,000	61,850
Penske Automotive Group, Inc.	1,205,000	59,647
Domino’s Pizza, Inc.	541,000	39,542
Paddy Power PLC	523,300	34,395
Group 1 Automotive, Inc.	371,600	31,330
Hankook Tire Co., Ltd.	418,940	25,009
Melco International Development Ltd.	8,216,000	24,859
Entertainment One Ltd.[1]	4,185,300	22,204
zooplus AG, non-registered shares[1,2]	357,716	21,635
Tesla Motors, Inc.[1]	90,000	21,605
John Wiley & Sons, Inc., Class A	347,500	21,055
Cedar Fair, LP	367,000	19,414
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	16,268
Ted Baker PLC	517,162	16,029
Bloomin’ Brands, Inc.[1]	699,100	15,681
Chow Sang Sang Holdings International Ltd.	5,598,300	14,013
Brinker International, Inc.	275,000	13,379
Stella International Holdings Ltd.	4,873,000	13,235
NagaCorp Ltd.	14,382,000	12,674
Rightmove PLC	331,000	12,145
Eros International PLC, Class A1	759,296	11,518
Inchcape PLC	959,300	10,417
Playmates Toys Ltd.	27,164,000	10,304
L’Occitane International SA	4,295,000	9,598
Mando Corp.	76,100	9,552
China Lodging Group, Ltd. (ADR)[1]	379,000	9,513
SeaWorld Entertainment, Inc.	312,200	8,845
Toll Brothers, Inc.[1]	225,000	8,302
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	6,906
Oxford Industries, Inc.	103,000	6,867
Five Below, Inc.[1]	168,300	6,717
Intercontinental Hotels Group PLC	161,991	6,712
Zhongsheng Group Holdings Ltd.	5,067,500	6,604
Unibet Group PLC (SDR)	106,500	5,292
START TODAY Co., Ltd.	200,000	5,257
OSIM International Ltd	2,380,000	5,134
Cheil Worldwide Inc.[1]	206,750	4,659
PT Multipolar Tbk	77,730,000	4,426
POLYTEC Holding AG, non-registered shares	364,350	4,001
Parkson Retail Asia Ltd.	6,212,000	3,986
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,816
Delticom AG	83,000	3,750
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Brunello Cucinelli SpA	164,100	$ 3,730
Bloomberry Resorts Corp.[1]	14,496,800	3,574
TravelCenters of America LLC[1]	400,000	3,552
I.T Limited[1]	9,630,000	3,380
Mothercare PLC	745,000	3,044
Poundland Group PLC[1]	550,300	2,985
Mood Media Corp.[1]	4,819,000	2,303
Mood Media Corp. (CDI)[1]	1,335,000	638
GVC Holdings PLC	374,748	2,825
Sitoy Group Holdings Ltd.	4,400,000	2,685
Dick Smith Holdings Ltd.[1]	1,363,670	2,520
Cie. Plastic Omnium SA	79,000	2,480
Ripley Corp SA	3,750,000	2,468
Golden Eagle Retail Group Ltd.	1,989,000	2,415
CTC Media, Inc.	189,784	2,090
PT Astra Otoparts Tbk	6,431,000	2,089
Talwalkars Better Value Fitness Ltd.	650,000	2,074
Qunar Cayman Islands Ltd., Class B (ADR)[1]	59,500	1,699
Phorm Corp. Ltd.[1]	10,260,000	1,646
William Hill PLC	205,200	1,152
zulily, inc., Class A1	25,200	1,032
China Zenix Auto International Ltd. (ADR)[1]	428,500	960
PT Global Mediacom Tbk	3,025,000	542
Five Star Travel Corp.[1,3,4]	219,739	69
Ten Alps PLC[1]	2,600,000	37
CEC Unet PLC[1,4]	14,911,148	—
		919,845
Health care 16.55%

Synageva BioPharma Corp.[1]	1,346,100	141,071
Illumina, Inc.[1]	399,700	71,362
Endo International PLC (CAD denominated)[1]	597,224	41,423
Endo International PLC[1]	201,600	14,116
athenahealth, Inc.[1]	396,600	49,627
Myriad Genetics, Inc.[1]	1,212,898	47,206
BioMarin Pharmaceutical Inc.[1]	748,800	46,583
Hikma Pharmaceuticals PLC	1,491,000	42,817
bluebird bio, Inc.[1]	1,057,700	40,796
Ultragenyx Pharmaceutical Inc.[1,4]	607,606	24,821
Ultragenyx Pharmaceutical Inc.[1]	258,600	11,609
Novadaq Technologies Inc.[1]	1,630,700	26,874
Insulet Corp.[1]	577,400	22,905
GN Store Nord AS	563,000	16,130
Team Health Holdings, Inc.[1]	314,745	15,718
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	14,647
Orexigen Therapeutics, Inc.[1]	2,040,000	12,607
Mauna Kea Technologies SA1,2	881,400	11,309
NuVasive, Inc.[1]	271,467	9,656
Fleury SA, ordinary nominative	1,238,000	9,413
Orthofix International NV1	252,000	9,135
Fisher & Paykel Healthcare Corp. Ltd.	2,151,385	8,947
Lijun International Pharmaceutical (Holding) Co., Ltd.	21,150,000	8,132
PT Siloam International Hospitals Tbk[1]	5,970,000	7,277
Pharmstandard OJSC (GDR)[1]	706,865	6,503
Common stocks
		Value
Health care (continued)	Shares	(000)

Teleflex Inc.	60,200	$ 6,357
CONMED Corp.	93,000	4,106
Circassia Pharmaceuticals PLC[1]	815,000	3,850
Hologic, Inc.[1]	140,000	3,549
EOS imaging SA1	380,000	2,857
QRxPharma Ltd.[1]	4,129,927	312
		731,715
Information technology 12.74%

AAC Technologies Holdings Inc.	11,687,100	76,075
TriQuint Semiconductor, Inc.[1]	4,184,978	66,164
Palo Alto Networks, Inc.[1]	631,200	52,926
Topcon Corp.	1,398,700	32,308
Semiconductor Manufacturing International Corp.[1]	358,447,500	30,987
Hamamatsu Photonics KK	480,300	23,563
National Instruments Corp.	625,000	20,244
Cognex Corp.	390,000	14,976
Spectris PLC	340,000	12,918
Cray Inc.[1]	469,700	12,494
RIB Software AG	607,431	10,938
Itron, Inc.[1]	267,000	10,827
OBIC Co., Ltd.	292,300	9,637
Knowles Corp.[1]	300,000	9,222
PChome Online Inc.[4]	817,702	9,201
QIWI PLC, Class B (ADR)	210,800	8,502
Goldpac Group Ltd.	7,715,000	7,894
VTech Holdings Ltd.	570,000	7,575
Hittite Microwave Corp.	93,960	7,324
Delta Electronics (Thailand) PCL	3,667,800	7,063
Anritsu Corp.	623,500	7,004
Halma PLC	682,500	6,886
Suprema Inc.[1]	310,000	6,817
Agilysys, Inc.[1]	482,083	6,788
Pandora Media, Inc.[1]	225,000	6,637
Atmel Corp.[1]	682,580	6,396
Persistent Systems Ltd.	333,000	5,986
FireEye, Inc.[1]	146,200	5,928
Jay Mart PCL	13,721,250	5,581
Semtech Corp.[1]	191,000	4,995
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	4,833
Youku Tudou Inc., Class A (ADR)[1]	200,000	4,772
SciQuest, Inc.[1]	262,744	4,648
Immersion Corp.[1]	364,567	4,637
Kingboard Laminates Holdings Ltd.	12,022,100	4,576
CDW Corp.	140,000	4,463
Silicon Laboratories Inc.[1]	88,800	4,373
Alten SA, non-registered shares	85,500	4,063
Zebra Technologies Corp., Class A1	42,900	3,531
ON Semiconductor Corp.[1]	370,000	3,382
RF Micro Devices, Inc.[1]	320,000	3,069
Inphi Corp.[1]	206,000	3,024
Playtech PLC	285,000	3,007
DWANGO Co., Ltd.	113,000	2,976
Tangoe, Inc.[1]	185,975	2,801
Common stocks
		Value
Information technology (continued)	Shares	(000)

Taiyo Yuden Co., Ltd.	240,000	$ 2,656
Ixia[1]	230,000	2,629
Remark Media, Inc.[1]	250,952	2,231
Silicon Graphics International Corp.[1]	200,000	1,924
Demand Media, Inc.[1]	217,900	1,050
Wacom Co., Ltd.[1]	95,800	546
China High Precision Automation Group Ltd.[1,4]	5,500,000	71
		563,118
Industrials 12.62%

International Container Terminal Services, Inc.	34,610,000	88,012
Intertek Group PLC	1,065,000	50,104
Moog Inc., Class A1	547,100	39,878
Polypore International, Inc.[1]	672,000	32,075
JVM Co., Ltd.[1,2]	411,500	25,419
ITT Corp.	393,500	18,927
Northgate PLC	1,838,270	16,501
Alliance Global Group, Inc.	23,370,000	15,580
Clean Harbors, Inc.[1]	229,000	14,713
Carborundum Universal Ltd.	5,090,000	14,615
PT AKR Corporindo Tbk	32,680,000	11,936
Pfeiffer Vacuum Technology AG, non-registered shares	106,000	11,689
PARK24 Co., Ltd.	621,600	11,302
BTS Rail Mass Transit Growth Infrastructure Fund	35,979,200	11,086
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	880,000	10,327
Waste Connections, Inc.	194,600	9,448
KEYW Holding Corp.[1]	750,000	9,427
BELIMO Holding AG	3,450	9,306
Summit Ascent Holdings Ltd.[1]	12,000,000	9,135
NORMA Group SE, non-registered shares	154,500	8,548
Johnson Electric Holdings Ltd.	9,512,000	8,505
Orient Overseas (International) Ltd.	1,698,000	8,314
Frigoglass SAIC[1]	1,626,030	8,283
Nok Airlines PCL	15,277,500	8,049
Gujarat Pipavav Port Ltd.[1]	4,050,000	7,882
Cebu Air, Inc.	5,950,000	7,770
Pegasus Hava Tasimaciligi AS1	541,000	7,137
J. Kumar Infraprojects Ltd.	1,300,000	6,782
Bossard Holding AG	55,562	6,623
CIMC Enric Holdings Ltd.	5,016,000	6,601
Amara Raja Batteries Ltd.	810,712	6,346
Geberit AG	16,500	5,792
Boer Power Holdings Ltd.	4,687,000	5,787
Globaltrans Investment PLC (GDR)[3]	270,600	3,098
Globaltrans Investment PLC (GDR)	194,400	2,226
G&K Services, Inc., Class A	92,100	4,796
Okabe Co., Ltd.	386,000	4,729
PayPoint PLC	226,548	4,261
Chart Industries, Inc.[1]	45,900	3,798
Mistras Group, Inc.[1]	146,000	3,580
Landstar System, Inc.	46,600	2,982
Avianca Holdings SA, preferred, restricted-voting (ADR)	166,600	2,674
National Express Group PLC	591,000	2,648
AIA Engineering Ltd.	193,500	2,498
Common stocks
		Value
Industrials (continued)	Shares	(000)

Shun Tak Holdings Ltd.[1]	4,714,000	$ 2,390
China Shipping Container Lines Co., Ltd., Class H1	8,865,000	2,288
COSCO Pacific Ltd.	1,500,000	2,079
TD Power Systems Ltd.	343,200	1,825
		557,771
Financials 6.96%

SVB Financial Group[1]	257,600	30,041
Ocwen Financial Corp.[1]	809,000	30,014
K. Wah International Holdings Ltd.	38,204,793	26,668
Old Republic International Corp.	1,450,000	23,983
Kemper Corp.	595,000	21,932
Chailease Holding Co. Ltd.[1]	6,020,000	15,142
Shriram Transport Finance Co. Ltd.	994,177	14,960
Avanza Bank Holding AB	322,676	13,522
Altisource Residential Corp.	451,407	11,750
Starwood Property Trust, Inc.	467,000	11,101
Crédito Real, SAB de CV	4,193,330	9,390
Tune Ins Holdings Bhd.	13,112,000	9,269
ING Vysya Bank Ltd.	838,954	9,065
Banco Espírito Santo, SA1	10,258,715	8,456
Altisource Portfolio Solutions SA1	67,000	7,677
LSL Property Services PLC	1,190,000	7,617
Mahindra Lifespace Developers Ltd.	681,356	6,208
Airesis SA1,2	3,294,151	6,129
Endurance Specialty Holdings Ltd.	110,000	5,675
Altisource Asset Management Corp.[1]	7,400	5,351
Signature Bank[1]	42,000	5,299
Texas Capital Bancshares, Inc.[1]	91,600	4,942
Bank of Ireland[1]	14,099,515	4,749
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	4,604
Springleaf Holdings, Inc.[1]	177,000	4,593
Lai Sun Development Co. Ltd.[1]	118,000,000	2,817
TCS Group Holding PLC (GDR)[1,3]	300,700	1,969
TCS Group Holding PLC (GDR)[1]	83,800	549
Inversiones La Construcción SA	157,000	1,896
Foxtons Group PLC	316,500	1,627
Bao Viet Holdings	462,777	889
		307,884
Energy 5.66%

InterOil Corp.[1]	1,184,235	75,720
Ophir Energy PLC[1]	7,981,562	30,092
Amerisur Resources PLC[1]	27,117,360	29,702
C&J Energy Services, Inc.[1]	707,000	23,882
Lekoil Ltd. (CDI)[1]	12,302,000	16,001
Lekoil Ltd. (CDI)[1,3]	3,139,600	4,084
Oasis Petroleum Inc.[1]	224,000	12,519
Exillon Energy PLC[1]	3,546,000	9,103
Circle Oil PLC[1]	22,687,000	8,542
Victoria Oil & Gas PLC[1,2]	278,662,420	6,247
Providence Resources PLC[1]	2,490,250	5,945
Genel Energy PLC[1]	321,600	5,586
Canadian Overseas Petroleum Ltd.[1,2]	16,670,000	4,218
Common stocks
		Value
Energy (continued)	Shares	(000)

Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	$ 1,243
Cairn Energy PLC[1]	1,205,000	4,125
Tethys Petroleum Ltd.[1]	8,112,100	2,509
Tethys Petroleum Ltd. (GBP denominated)[1]	1,963,450	613
Range Resources Ltd.[1]	67,000,000	2,058
Hunting PLC	140,000	2,056
Prosafe SE	240,000	1,980
Borders & Southern Petroleum PLC[1]	7,028,100	1,443
International Petroleum Ltd.[1,4]	54,894,353	1,154
African Petroleum Corp. Ltd.[1,4]	4,516,970	894
African Petroleum Corp. Ltd. (NOK denominated)[1]	376,780	77
Wildhorse Energy Ltd.[1,2]	16,227,016	153
Wildhorse Energy Ltd. (CDI)[1,2]	7,225,777	71
Esrey Energy Ltd.[1]	825,000	213
		250,230
Materials 5.00%

PolyOne Corp.	660,168	27,819
OM Group, Inc.	735,000	23,836
AptarGroup, Inc.	345,500	23,152
Yingde Gases Group Co. Ltd.	16,410,000	17,807
Kenmare Resources PLC[1]	54,706,150	14,512
CPMC Holdings Ltd.	12,800,000	11,032
FUCHS PETROLUB SE	246,000	10,501
Silgan Holdings Inc.	194,000	9,859
Time Technoplast Ltd.[2]	11,888,000	9,171
Tiangong International Co. Ltd.	53,444,000	9,102
Sirius Minerals PLC[1]	44,159,510	8,880
Synthomer PLC	1,819,008	7,225
J.K. Cement Ltd.	907,767	5,839
Arkema SA	56,300	5,480
United States Steel Corp.	207,600	5,406
African Minerals Ltd.[1]	3,987,000	4,742
Hummingbird Resources PLC[1,2]	3,475,000	3,330
Mayr-Melnhof Karton AG, non-registered shares	27,300	3,253
Boral Ltd.	560,659	2,775
Stillwater Mining Co.[1]	125,000	2,194
Valspar Corp.	26,800	2,042
Nampak Ltd.	580,000	2,006
Huntsman Corp.	68,600	1,928
Indochine Mining Ltd.[1,2]	73,199,466	1,864
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	1,669
Sundance Resources Ltd.[1]	19,500,000	1,545
Yip’s Chemical Holdings Ltd.	1,956,000	1,272
Duluth Metals Ltd.[1]	2,299,700	1,272
Rusoro Mining Ltd.[1]	25,530,432	718
Cape Lambert Resources Ltd.[1]	7,487,797	544
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	346
Orsu Metals Corp.[1]	588,231	22
		221,143
Consumer staples 3.56%

Puregold Price Club, Inc.	37,418,000	37,204
Hypermarcas SA, ordinary nominative[1]	1,853,800	16,151
Petra Foods Ltd.	4,439,000	13,884
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

COSMOS Pharmaceutical Corp.	124,500	$ 13,138
Super Group Ltd.	11,464,000	12,964
PZ Cussons PLC	2,005,000	11,890
Cosco Capital, Inc.[1]	31,275,100	6,936
Wumart Stores, Inc., Class H	7,895,000	6,142
Treasury Wine Estates Ltd.	1,245,400	5,883
Kernel Holding SA1	493,041	5,414
Stock Spirits Group PLC[1]	1,053,100	5,384
O’Key Group SA (GDR)	525,000	4,822
Coca-Cola Icecek AS, Class C	191,100	4,718
Sundrug Co., Ltd.	97,500	4,341
Lenta Ltd. (GDR)[1]	240,000	3,096
Del Monte Pacific Ltd.	6,285,000	2,973
Convenience Retail Asia Ltd.	2,688,000	1,824
Bizim Toptan Satis Magazalari AS, non-registered shares	78,297	697
		157,461
Utilities 2.53%

ENN Energy Holdings Ltd.	10,865,700	78,089
Glow Energy PCL	3,930,000	10,081
APR Energy PLC	656,300	7,301
Greenko Group PLC[1]	2,280,000	6,497
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,845
Energy World Corp. Ltd.[1]	10,560,000	3,186
Mytrah Energy Ltd.[1]	1,700,000	2,720
		111,719
Telecommunication services 0.86%

Telephone and Data Systems, Inc.	634,830	16,575
Cogent Communications Holdings, Inc.	162,300	5,607
Total Access Communication PCL	1,602,200	5,554
tw telecom inc.[1]	125,000	5,039
T-Mobile US, Inc.[1]	113,350	3,811
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,305
		37,891
Miscellaneous 4.99%

Other common stocks in initial period of acquisition		220,548
Total common stocks (cost: $2,861,305,000)		4,079,325
Rights & warrants 0.01%

Energy 0.01%

Range Resources Ltd., warrants, expire 2016[1,4]	33,500,000	321
Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		226
Total rights & warrants (cost: $264,000)		547
Convertible securities 0.11%
	Shares or	Value
Health care 0.07%	principal amount	(000)

Stem CentRx, Inc., Series F-1, convertible preferred[4,5]	274,000	$ 3,307
Energy 0.04%

Clean Energy Fuels Corp. 5.25% convertible notes 2018[3]	$1,667,000	1,627
Total convertible securities (cost: $4,974,000)		4,934
Bonds, notes & other debt instruments 0.23%
	Principal amount
U.S. Treasury bonds & notes 0.23%	(000)

U.S. Treasury 0.25% 2015	$ 4,300	4,306
U.S. Treasury 4.00% 2015	5,800	5,941
Total bonds, notes & other debt instruments (cost: $10,234,000)		10,247
Short-term securities 7.54%

Federal Home Loan Bank 0.075%–0.083% due 8/20/2014–12/5/2014	84,000	83,989
Freddie Mac 0.085%–0.14% due 7/16/2014–12/8/2014	47,900	47,892
Fannie Mae 0.075%–0.15% due 9/3/2014–10/27/2014	41,400	41,395
Bank of Nova Scotia 0.155% due 8/12/2014	34,400	34,396
Sumitomo Mitsui Banking Corp. 0.15% due 7/8/2014[3]	25,200	25,199
Army and Air Force Exchange Service 0.10% due 7/17/2014[3]	24,300	24,299
BNZ International Funding Ltd. 0.15% due 7/23/2014[3]	20,000	19,998
Nordea Bank AB 0.14% due 7/2/2014[3]	17,500	17,500
Total Capital Canada Ltd. 0.09% due 7/18/2014[3]	13,500	13,499
Svenska Handelsbanken Inc. 0.155% due 8/5/2014[3]	11,600	11,599
Commonwealth Bank of Australia 0.155% due 7/10/2014[3]	10,000	10,000
General Electric Co. 0.06% due 7/1/2014	3,600	3,600
Total short-term securities (cost: $333,342,000)		333,366
Total investment securities (cost: $3,210,119,000)		4,428,419
Other assets less liabilities		(7,505)
Net assets		$4,420,914

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,941,000, which represented 3.01% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $49,709,000, which represented 1.12% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/10/2014 at a cost of $3,307,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations
ADR = American Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds
GDR = Global Depositary Receipts	NOK = Norwegian kroner
SDR = Swedish Depositary Receipts

Growth FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 95.85%
		Value
Consumer discretionary 18.41%	Shares	(000)

Amazon.com, Inc.[1]	2,766,800	$ 898,601
Home Depot, Inc.	7,060,000	571,578
Comcast Corp., Class A	8,055,000	432,392
Tiffany & Co.	2,435,000	244,109
NIKE, Inc., Class B	2,600,000	201,630
Johnson Controls, Inc.	3,249,100	162,228
Twenty-First Century Fox, Inc., Class A	4,540,000	159,581
Marriott International, Inc., Class A	2,395,123	153,527
MGM Resorts International[1]	5,718,800	150,976
Hyatt Hotels Corp., Class A1	2,170,000	132,327
Lowe’s Companies, Inc.	2,246,000	107,786
Starbucks Corp.	1,255,000	97,112
Toll Brothers, Inc.[1]	2,144,100	79,117
Carnival Corp., units	1,990,000	74,923
Walt Disney Co.	750,000	64,305
Norwegian Cruise Line Holdings Ltd.[1]	2,000,000	63,400
Las Vegas Sands Corp.	807,100	61,517
Wynn Macau, Ltd.	14,055,000	55,129
Expedia, Inc.	693,000	54,581
L’Occitane International SA	23,700,000	52,963
Netflix, Inc.[1]	115,000	50,669
CarMax, Inc.[1]	900,000	46,809
Toyota Motor Corp.	765,000	45,943
CBS Corp., Class B	645,000	40,080
Tesla Motors, Inc.[1]	153,000	36,729
Ralph Lauren Corp., Class A	227,900	36,621
Luxottica Group SpA	564,000	32,644
Industria de Diseño Textil, SA	198,000	30,474
Sturm, Ruger & Co., Inc.	445,000	26,259
Wynn Resorts, Ltd.	126,140	26,182
Swatch Group Ltd, non-registered shares	40,000	24,154
Priceline Group Inc.[1]	20,000	24,060
Chipotle Mexican Grill, Inc.[1]	38,500	22,812
Domino’s Pizza, Inc.	275,000	20,100
Burberry Group PLC	675,000	17,132
Markit Ltd.[1]	500,000	13,490
Lennar Corp., Class A	265,000	11,125
		4,323,065
Information technology 17.99%

Google Inc., Class A1	669,000	391,144
Google Inc., Class C1	679,000	390,615
ASML Holding NV (New York registered)	3,444,016	321,223
ASML Holding NV	1,808,186	168,389
Apple Inc.	4,515,000	419,579
Common stocks
		Value
Information technology (continued)	Shares	(000)

Microsoft Corp.	7,615,000	$ 317,545
Facebook, Inc., Class A1	3,282,685	220,892
salesforce.com, inc.[1]	3,660,600	212,608
LinkedIn Corp., Class A1	1,235,000	211,766
Concur Technologies, Inc.[1]	1,700,000	158,678
Visa Inc., Class A	675,000	142,229
Nintendo Co., Ltd.	1,114,960	133,447
Avago Technologies Ltd.	1,816,000	130,879
Broadcom Corp., Class A	3,330,000	123,610
Trimble Navigation Ltd.[1]	2,565,500	94,795
Dolby Laboratories, Inc., Class A1	2,166,221	93,581
Wirecard AG	1,923,972	83,066
Adobe Systems Inc.[1]	1,000,000	72,360
Hexagon AB, Class B	1,652,551	53,275
Taiwan Semiconductor Manufacturing Co. Ltd.	12,553,000	53,184
Amphenol Corp., Class A	530,000	51,060
Finisar Corp.[1]	2,314,000	45,701
eBay Inc.[1]	907,000	45,405
Autodesk, Inc.[1]	800,000	45,104
Intuit Inc.	545,000	43,889
MercadoLibre, Inc.	440,000	41,976
Cisco Systems, Inc.	1,600,000	39,760
Rackspace Hosting, Inc.[1]	940,000	31,640
Cognizant Technology Solutions Corp., Class A1	588,000	28,759
TE Connectivity Ltd.	440,000	27,210
Texas Instruments Inc.	385,000	18,399
Mail.Ru Group Ltd. (GDR)[1,2]	266,416	9,391
Mail.Ru Group Ltd. (GDR)[1]	86,584	3,052
		4,224,211
Financials 14.00%

Wells Fargo & Co.	14,578,396	766,240
American Express Co.	4,000,000	379,480
Berkshire Hathaway Inc., Class A1	1,500	284,851
Capital One Financial Corp.	2,580,000	213,108
JPMorgan Chase & Co.	3,553,920	204,777
Legal & General Group PLC	45,158,246	174,198
Onex Corp.	2,523,500	156,133
American International Group, Inc.	2,833,300	154,642
Crown Castle International Corp.	1,700,000	126,242
ACE Ltd.	1,123,000	116,455
Arch Capital Group Ltd.[1]	1,800,000	103,392
American Tower Corp.	985,000	88,630
XL Group PLC	2,500,000	81,825
Goldman Sachs Group, Inc.	434,400	72,736
Leucadia National Corp.	2,589,740	67,903
CME Group Inc., Class A	771,300	54,724
Umpqua Holdings Corp.	2,041,280	36,580
FCB Financial Holdings, Inc., Class A1,3,4	1,625,000	35,539
W. R. Berkley Corp.	655,000	30,333
Legg Mason Partners Equity Fund	565,000	28,990
MB Financial, Inc.	1,010,000	27,320
First Republic Bank	495,000	27,220
Common stocks
		Value
Financials (continued)	Shares	(000)

Bank of America Corp.	1,550,000	$ 23,823
Citigroup Inc.	345,000	16,249
Charles Schwab Corp.	590,000	15,889
		3,287,279
Health care 13.80%

Gilead Sciences, Inc.[1]	5,092,800	422,244
Incyte Corp.[1]	6,281,800	354,545
Vertex Pharmaceuticals Inc.[1]	3,348,700	317,055
UnitedHealth Group Inc.	3,510,000	286,941
Edwards Lifesciences Corp.[1]	3,040,400	260,988
Regeneron Pharmaceuticals, Inc.[1]	793,538	224,151
Hologic, Inc.[1]	7,913,000	200,594
Express Scripts Holding Co.[1]	2,672,500	185,284
Merck & Co., Inc.	2,285,000	132,187
Humana Inc.	947,000	120,951
Grifols, SA, Class B, non-registered shares	2,215,850	96,638
Grifols, SA, Class A, non-registered shares	285,000	15,577
Grifols, SA, Class B (ADR)	195,000	8,590
Baxter International Inc.	1,397,119	101,012
Pharmacyclics, Inc.[1]	951,399	85,350
Myriad Genetics, Inc.[1]	1,519,133	59,125
PerkinElmer, Inc.	1,195,000	55,974
Intuitive Surgical, Inc.[1]	116,800	48,098
Theravance, Inc.[1]	1,535,000	45,712
Biogen Idec Inc.[1]	110,500	34,842
Intercept Pharmaceuticals, Inc.[1]	130,000	30,762
Agios Pharmaceuticals, Inc.[1]	644,120	29,514
Boston Scientific Corp.[1]	1,994,000	25,463
Roche Holding AG	84,900	25,323
Abbott Laboratories	552,200	22,585
Bristol-Myers Squibb Co.	439,500	21,320
HeartWare International, Inc.[1]	207,139	18,332
InnovaCare Inc.[1,2,3]	2,843,000	12,083
		3,241,240
Energy 11.54%

Noble Energy, Inc.	4,010,000	310,615
Concho Resources Inc.[1]	2,065,000	298,392
Suncor Energy Inc.	6,377,090	271,925
Weatherford International PLC[1]	9,889,100	227,449
Pioneer Natural Resources Co.	935,000	214,872
FMC Technologies, Inc.[1]	3,400,000	207,638
Chesapeake Energy Corp.	6,350,000	197,358
Schlumberger Ltd.	900,000	106,155
Core Laboratories NV	561,198	93,754
Royal Dutch Shell PLC, Class B (ADR)	1,060,100	92,239
Cobalt International Energy, Inc.[1]	4,215,000	77,345
EOG Resources, Inc.	572,400	66,891
Paramount Resources Ltd.[1]	1,170,000	65,296
Chevron Corp.	500,000	65,275
Murphy Oil Corp.	956,000	63,555
Plains GP Holdings, LP, Class A	1,871,872	59,881
Parsley Energy, Inc., Class A1	1,904,800	45,849
Common stocks
		Value
Energy (continued)	Shares	(000)

Laredo Petroleum, Inc.[1]	1,386,123	$ 42,942
Enbridge Inc.	730,712	34,671
Oceaneering International, Inc.	400,000	31,252
Cimarex Energy Co.	199,200	28,577
Tourmaline Oil Corp.[1]	480,000	25,308
Laricina Energy Ltd.[1,3,4]	1,403,000	23,667
Africa Oil Corp. (SEK denominated)[1]	2,828,200	19,683
Africa Oil Corp.[1]	308,700	2,112
Peyto Exploration & Development Corp.	535,800	20,241
Oil States International, Inc.[1]	260,000	16,663
		2,709,605
Industrials 10.46%

Union Pacific Corp.	3,041,449	303,385
Boeing Co.	2,250,000	286,268
Oshkosh Corp.[5]	4,947,000	274,707
American Airlines Group Inc.[1]	5,525,000	237,354
Rockwell Collins, Inc.	2,506,900	195,889
Airbus Group NV	2,750,000	184,287
United Continental Holdings, Inc.[1]	3,200,700	131,453
Meggitt PLC	11,284,373	97,719
MTU Aero Engines AG	917,696	84,431
Fastenal Co.	1,695,000	83,886
Cummins Inc.	535,000	82,545
Grafton Group PLC, units	7,866,000	78,079
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	67,521
General Dynamics Corp.	510,000	59,440
Caterpillar Inc.	510,000	55,422
Robert Half International Inc.	1,100,000	52,514
Iron Mountain Inc.	1,437,308	50,953
Precision Castparts Corp.	190,000	47,956
W.W. Grainger, Inc.	160,000	40,683
Graco Inc.	350,000	27,328
Masco Corp.	722,000	16,028
		2,457,848
Consumer staples 5.79%

Costco Wholesale Corp.	2,450,000	282,142
Philip Morris International Inc.	2,280,000	192,227
Coca-Cola Co.	3,670,000	155,461
PepsiCo, Inc.	1,715,000	153,218
Kerry Group PLC, Class A	2,000,000	150,212
Herbalife Ltd.	2,000,000	129,080
Glanbia PLC	3,314,077	50,008
CVS/Caremark Corp.	650,000	48,991
Sprouts Farmers Market, Inc.[1]	1,440,000	47,117
Nu Skin Enterprises, Inc., Class A	600,000	44,376
TreeHouse Foods, Inc.[1]	472,766	37,854
Raia Drogasil SA, ordinary nominative	4,000,000	33,021
Procter & Gamble Co.	315,000	24,756
Avon Products, Inc.	800,000	11,688
		1,360,151
Common stocks
		Value
Materials 2.73%	Shares	(000)

James Hardie Industries PLC (CDI)	11,969,998	$ 156,214
Potash Corp. of Saskatchewan Inc.	4,000,000	151,840
First Quantum Minerals Ltd.	3,429,400	73,341
Nucor Corp.	1,250,000	61,562
HudBay Minerals Inc.	5,617,200	51,958
Sealed Air Corp.	1,100,000	37,587
Mosaic Co.	660,000	32,637
FMC Corp.	397,400	28,291
Dow Chemical Co.	475,000	24,444
Smurfit Kappa PLC, Class A	1,007,856	23,054
		640,928
Telecommunication services 0.30%

Verizon Communications Inc.	922,344	45,130
Orange	1,589,000	25,077
		70,207
Utilities 0.16%

Exelon Corp.	1,025,000	37,392
KGen Power Corp.[1,3,4,5]	3,166,128	791
		38,183
Miscellaneous 0.67%

Other common stocks in initial period of acquisition		156,913
Total common stocks (cost: $13,699,822,000)		22,509,630
Preferred securities 0.01%

Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		2,349
Total preferred securities (cost: $2,437,000)		2,349
Rights & warrants 0.05%

Energy 0.05%

Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	11,366
Total rights & warrants (cost: $17,736,000)		11,366
	Principal amount
Short-term securities 4.49%	(000)

Federal Home Loan Bank 0.055%–0.15% due 7/11/2014–10/17/2014	$359,450	359,430
Freddie Mac 0.08%–0.14% due 8/19/2014–11/24/2014	135,000	134,977
Procter & Gamble Co. 0.07%–0.12% due 7/15/2014–9/12/2014[2]	132,780	132,773
IBM Corp. 0.10% due 9/17/2014–9/22/2014[2]	78,400	78,383
Coca-Cola Co. 0.10%–0.17% due 7/10/2014–11/19/2014[2]	75,000	74,988
Fannie Mae 0.08%–0.13% due 7/23/2014–11/17/2014	64,500	64,493
Army and Air Force Exchange Service 0.10% due 7/17/2014[2]	50,000	49,998
Abbott Laboratories 0.10% due 7/1/2014[2]	44,200	44,200
Chevron Corp. 0.08% due 7/28/2014[2]	32,500	32,497
Jupiter Securitization Co., LLC 0.21% due 12/17/2014[2]	25,000	24,973
	Principal amount	Value
Short-term securities	(000)	(000)

National Rural Utilities Cooperative Finance Corp. 0.09% due 7/7/2014	$16,500	$ 16,500
Parker-Hannifin Corp. 0.08% due 7/18/2014[2]	16,200	16,199
Emerson Electric Co. 0.11% due 7/14/2014[2]	7,200	7,200
Private Export Funding Corp. 0.26% due 2/6/2015[2]	7,000	6,992
Google Inc. 0.11% due 8/7/2014[2]	5,100	5,100
John Deere Financial Ltd. 0.07% due 7/11/2014[2]	4,600	4,600
Total short-term securities (cost: $1,053,255,000)		1,053,303
Total investment securities (cost: $14,773,250,000)		23,576,648
Other assets less liabilities		(93,507)
Net assets		$23,483,141

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $499,377,000, which represented 2.13% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $72,080,000, which represented .31% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

FCB Financial Holdings, Inc., Class A	8/6/2010	$ 34,125	$ 35,539.15%
Laricina Energy Ltd.	6/21/2011	61,323	23,667.10
KGen Power Corp.	12/19/2006	—	791.00
Total restricted securities		$95,448	$59,997.25%

[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SEK= Swedish kronor

International FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 94.95%
		Value
Financials 19.78%	Shares	(000)

Axis Bank Ltd.	6,327,134	$ 201,859
AIA Group Ltd.	37,368,700	187,798
Barclays PLC	35,381,875	128,856
Prudential PLC	4,688,265	107,595
UniCredit SpA	10,034,505	84,022
Credit Suisse Group AG	2,879,624	82,349
BNP Paribas SA	1,086,701	73,724
Commerzbank AG, non-registered shares[1]	4,267,872	67,089
Sberbank of Russia (ADR)	6,554,000	66,392
Sun Hung Kai Properties Ltd.	4,073,339	55,867
Housing Development Finance Corp. Ltd.[1]	3,333,000	55,003
Henderson Land Development Co. Ltd.	8,419,450	49,265
HDFC Bank Ltd.	2,573,608	35,154
Mizuho Financial Group, Inc.	16,538,800	33,957
Siam Commercial Bank PCL	5,545,800	28,793
Eurobank Ergasias SA1	56,927,418	28,764
UBS AG	1,563,651	28,688
ICICI Bank Ltd.	1,162,090	27,401
Cheung Kong (Holdings) Ltd.	1,450,000	25,724
HSBC Holdings PLC	2,522,795	25,585
AEON Financial Service Co., Ltd.	975,000	25,495
Assicurazioni Generali SpA	1,100,000	24,115
China Overseas Land & Investment Ltd.	9,866,000	23,932
Bankia, SA1	10,320,309	20,010
Société Générale	350,575	18,364
ING Groep NV, depository receipts[1]	1,183,000	16,620
Investor AB, Class B	407,632	15,295
Sumitomo Mitsui Financial Group, Inc.	348,000	14,579
RSA Insurance Group PLC	1,787,250	14,523
Link Real Estate Investment Trust	2,579,732	13,880
Bank of the Philippine Islands	6,355,000	13,249
AXA SA	497,312	11,886
Svenska Handelsbanken AB, Class A	230,000	11,260
Industrial and Commercial Bank of China Ltd., Class H	12,319,950	7,789
Bank of Ireland[1]	22,000,000	7,411
		1,632,293
Consumer discretionary 15.23%

Sands China Ltd.	16,642,000	125,721
Volkswagen AG, nonvoting preferred	412,900	108,441
Li & Fung Ltd.	50,242,000	74,419
Melco Crown Entertainment Ltd. (ADR)	1,985,000	70,884
Altice SA1	1,014,127	70,654
Tata Motors Ltd.	9,493,000	68,074
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Galaxy Entertainment Group Ltd.	8,363,000	$ 66,901
Daimler AG	592,000	55,447
adidas AG	493,000	49,935
Toyota Motor Corp.	733,200	44,033
Mahindra & Mahindra Ltd.	2,262,000	43,145
Hyundai Motor Co.	190,000	43,096
Techtronic Industries Co. Ltd.	13,116,000	42,054
Kering SA	187,233	41,059
H & M Hennes & Mauritz AB, Class B	937,000	40,949
Numericable Group SA, non-registered shares[1]	640,136	38,129
Cie. Générale des Établissements Michelin	273,934	32,731
Renault SA	354,148	32,020
PT Astra International Tbk	49,710,000	30,505
Shangri-La Asia Ltd.	18,078,000	28,317
Genting Singapore PLC	22,971,000	24,502
Hyundai Mobis Co., Ltd.	85,000	23,859
Porsche Automobil Holding SE, nonvoting preferred	212,300	22,120
SEGA SAMMY HOLDINGS INC.	1,020,000	20,067
Nissan Motor Co., Ltd.	1,471,000	13,954
Kia Motors Corp.	230,000	12,866
Industria de Diseño Textil, SA	83,500	12,852
Panasonic Corp.	840,500	10,238
Kingfisher PLC	1,498,900	9,209
		1,256,181
Health care 13.05%

Novartis AG	3,857,900	349,334
Bayer AG	1,704,055	240,686
Novo Nordisk A/S, Class B	4,008,630	184,498
Fresenius SE & Co. KGaA	460,602	68,684
Merck KGaA	620,000	53,816
UCB SA	571,000	48,343
Grifols, SA, Class B, non-registered shares	434,000	18,927
Grifols, SA, Class B (ADR)	396,845	17,481
Fresenius Medical Care AG & Co. KGaA	537,000	36,097
Teva Pharmaceutical Industries Ltd. (ADR)	635,000	33,287
Sonic Healthcare Ltd.	681,000	11,128
William Demant Holding A/S1	86,000	7,809
Pharmstandard OJSC (GDR)[1]	692,800	6,374
Pharmstandard OJSC (GDR)[1,2]	12,800	118
		1,076,582
Information technology 12.51%

Samsung Electronics Co. Ltd.	203,710	266,164
Baidu, Inc., Class A (ADR)[1]	782,000	146,086
Murata Manufacturing Co., Ltd.	1,456,900	136,349
Gemalto NV	709,453	73,539
Tencent Holdings Ltd.	4,262,500	65,007
ASML Holding NV	617,834	57,536
Nintendo Co., Ltd.	406,700	48,677
NetEase, Inc. (ADR)	609,069	47,727
Samsung SDI Co., Ltd.	254,899	40,812
Yandex NV, Class A1	852,600	30,387
Delta Electronics, Inc.	3,896,623	28,385
Common stocks
		Value
Information technology (continued)	Shares	(000)

SAP AG	283,000	$ 21,856
Infineon Technologies AG	1,508,440	18,856
Tech Mahindra Ltd.	465,212	16,645
Mail.Ru Group Ltd. (GDR)[1]	280,000	9,870
Mail.Ru Group Ltd. (GDR)[1,2]	120,000	4,230
Tata Consultancy Services Ltd.	263,000	10,606
Keyence Corp.	22,100	9,641
		1,032,373
Industrials 12.35%

SMC Corp.	440,100	117,774
Ryanair Holdings PLC (ADR)[1]	1,781,700	99,419
Jardine Matheson Holdings Ltd.	1,217,600	72,216
Legrand SA	1,180,000	72,201
Schneider Electric SE	647,950	60,998
VINCI SA	755,241	56,465
Bureau Veritas SA	1,941,096	53,876
ASSA ABLOY AB, Class B	951,400	48,413
Babcock International Group PLC	2,374,615	47,223
KONE Oyj, Class B	1,109,400	46,302
Airbus Group NV	690,514	46,274
Deutsche Lufthansa AG	2,130,500	45,743
Marubeni Corp.	5,334,000	39,016
Hutchison Whampoa Ltd.	2,779,000	38,007
Rolls-Royce Holdings PLC[1]	2,033,986	37,211
China State Construction International Holdings Ltd.	13,878,000	24,352
Komatsu Ltd.	1,008,000	23,403
Rexel SA	821,216	19,206
Siemens AG	143,300	18,926
easyJet PLC	695,359	16,244
DP World Ltd.	550,859	10,852
ITOCHU Corp.	800,000	10,274
SGS SA	3,700	8,866
Andritz AG	93,000	5,375
		1,018,636
Consumer staples 5.96%

Nestlé SA	1,836,700	142,288
Pernod Ricard SA	840,200	100,898
Associated British Foods PLC	1,443,588	75,327
British American Tobacco PLC	612,000	36,428
ITC Ltd.	6,071,931	32,815
SABMiller PLC	326,400	18,926
Danone SA	226,867	16,850
Japan Tobacco Inc.	448,600	16,353
PT Indofood Sukses Makmur Tbk	24,400,000	13,790
Reckitt Benckiser Group PLC	147,500	12,874
Orion Corp.	10,790	9,886
Unilever NV, depository receipts	199,387	8,724
Treasury Wine Estates Ltd.	1,341,000	6,335
		491,494
Common stocks
		Value
Materials 4.26%	Shares	(000)

Rio Tinto PLC	1,062,000	$ 56,497
Syngenta AG	147,400	54,901
BASF SE	421,000	49,018
Linde AG	181,100	38,511
Grasim Industries Ltd.	502,785	28,678
Grasim Industries Ltd. (GDR)[3]	131,304	7,489
ArcelorMittal	1,846,400	27,381
Givaudan SA	13,932	23,236
Fortescue Metals Group Ltd.	4,460,000	18,294
LG Chem, Ltd.	56,100	16,412
First Quantum Minerals Ltd.	630,000	13,473
Amcor Ltd.	1,240,000	12,195
Akzo Nobel NV	73,350	5,499
		351,584
Telecommunication services 3.60%

SoftBank Corp.	1,676,700	124,844
MTN Group Ltd.	4,019,400	84,655
Intouch Holdings PCL, nonvoting depository receipts	14,097,800	31,818
Intouch Holdings PCL	6,373,200	14,384
TIM Participações SA, ordinary nominative	2,344,000	13,706
China Unicom (Hong Kong) Ltd.	7,450,000	11,516
OJSC Mobile TeleSystems (ADR)	380,800	7,517
Axiata Group Bhd.	2,800,000	6,078
Vodafone Group PLC	663,592	2,215
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		296,733
Utilities 3.17%

Power Grid Corp. of India Ltd.	70,440,440	163,028
ENN Energy Holdings Ltd.	5,764,000	41,424
SSE PLC	1,042,018	27,944
GDF SUEZ	605,515	16,670
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	12,062
		261,128
Energy 3.08%

Royal Dutch Shell PLC, Class B	1,730,000	75,276
Royal Dutch Shell PLC, Class A	401,000	16,598
BG Group PLC	2,807,000	59,328
BP PLC	4,966,437	43,764
INPEX CORP.	1,898,000	28,853
OJSC Gazprom (ADR)[1]	1,713,500	14,933
Eni SpA	542,739	14,849
		253,601
Miscellaneous 1.96%

Other common stocks in initial period of acquisition		163,438
Total common stocks (cost: $5,596,050,000)		7,834,043
Rights & warrants 0.00%
		Value
Miscellaneous 0.00%		(000)

Other rights & warrants in initial period of acquisition		$ 443
Total rights & warrants (cost: $0)		443
Bonds, notes & other debt instruments 0.51%
	Principal amount
U.S. Treasury bonds & notes 0.51%	(000)

U.S. Treasury 0.25% 2015[5]	$ 28,200	28,238
U.S. Treasury 0.375% 2015	14,100	14,133
Total bonds, notes & other debt instrumentss (cost: $42,334,000)		42,371
Short-term securities 4.40%

Federal Home Loan Bank 0.08%–0.12% due 8/8/2014–9/19/2014	131,100	131,092
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	68,300	68,299
Gotham Funding Corp. 0.17% due 7/21/2014[2]	15,000	14,999
KfW 0.11% due 9/26/2014[2]	36,300	36,290
Canadian Imperial Bank of Commerce 0.16% due 7/31/2014	30,000	30,002
Sumitomo Mitsui Banking Corp. 0.15% due 7/28/2014[2]	27,700	27,696
Old Line Funding, LLC 0.17% due 8/1/2014[2]	25,000	24,999
GlaxoSmithKline Finance PLC 0.09% due 7/31/2014[2]	21,200	21,198
John Deere Capital Corp. 0.08% due 7/24/2014[2]	8,500	8,499
Total short-term securities (cost: $363,057,000)		363,074
Total investment securities (cost: $6,001,441,000)		8,239,931
Other assets less liabilities		11,753
Net assets		$8,251,684

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,029,000, which represented 1.67% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $9,329,000, which represented .11% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	$ 104	$—	.00%
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$138	$—	.00%

[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $815,000, which represented ..01% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

New World Fund®

Investment portfolio

June 30, 2014

unaudited

Common stocks 85.94%
		Value
Information technology 16.42%	Shares	(000)

Baidu, Inc., Class A (ADR)[1]	437,700	$ 81,767
Alcatel-Lucent[1]	16,426,961	58,663
Mail.Ru Group Ltd. (GDR)[1]	817,853	28,829
Mail.Ru Group Ltd. (GDR)[1,2]	432,264	15,237
Google Inc., Class A1	37,400	21,867
Google Inc., Class C1	37,400	21,515
Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	22,548
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	11,551
AAC Technologies Holdings Inc.	4,540,500	29,556
Infosys Ltd.	496,000	26,848
Murata Manufacturing Co., Ltd.	234,000	21,900
Cognizant Technology Solutions Corp., Class A1	435,000	21,276
OMRON Corp.	443,000	18,672
Apple Inc.	168,000	15,612
TDK Corp.	290,900	13,640
ASM Pacific Technology Ltd.	1,141,800	12,478
Hexagon AB, Class B	341,000	10,993
Yandex NV, Class A1	279,914	9,976
Tencent Holdings Ltd.	566,500	8,639
STMicroelectronics NV	710,000	6,370
Broadcom Corp., Class A	145,000	5,382
Quanta Computer Inc.	932,000	2,716
		466,035
Consumer discretionary 12.53%

Ctrip.com International, Ltd. (ADR)[1]	718,500	46,013
Naspers Ltd., Class N	375,919	44,255
Arcos Dorados Holdings Inc., Class A	2,561,352	28,687
Domino’s Pizza, Inc.	338,000	24,704
Melco International Development Ltd.	8,155,000	24,674
Toyota Motor Corp.	398,900	23,956
Maruti Suzuki India Ltd.	496,000	20,117
Zee Entertainment Enterprises Ltd.	3,832,000	18,697
Swatch Group Ltd, non-registered shares	23,450	14,160
Swatch Group Ltd	11,600	1,288
JD.com, Inc., Class A (ADR)[1]	482,210	13,748
L’Occitane International SA	5,486,750	12,261
Honda Motor Co., Ltd.	345,000	12,045
Hyundai Mobis Co., Ltd.	41,000	11,508
Truworths International Ltd.	1,450,000	10,224
NIKE, Inc., Class B	117,000	9,073
Publicis Groupe SA	89,807	7,617
Hero MotoCorp Ltd.	150,000	6,571
Industria de Diseño Textil, SA	36,000	5,541
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Nokian Renkaat Oyj	140,000	$ 5,464
Dufry AG1	23,400	4,254
Wynn Macau, Ltd.	997,000	3,911
Mr Price Group Ltd.	205,420	3,492
Las Vegas Sands Corp.	43,264	3,298
		355,558
Financials 12.51%

AEON Financial Service Co., Ltd.	1,740,000	45,499
ICICI Bank Ltd.	940,766	22,182
ICICI Bank Ltd. (ADR)[1]	190,703	9,516
Fibra Uno Administración, SA de CV	8,637,503	30,140
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	29,614
Eurobank Ergasias SA1	58,050,000	29,331
Citigroup Inc.	560,000	26,376
Housing Development Finance Corp. Ltd.[1]	1,353,000	22,328
American Tower Corp.	190,000	17,096
Banco Bilbao Vizcaya Argentaria, SA	1,265,407	16,130
Sberbank of Russia (ADR)	1,532,500	15,551
Kotak Mahindra Bank Ltd.	823,886	12,103
Raiffeisen Bank International AG, non-registered shares	353,782	11,295
Agricultural Bank of China, Class H	24,315,000	10,729
Piraeus Bank SA1	4,757,390	10,553
FirstRand Ltd.	2,385,127	9,139
IDFC Ltd.	3,300,000	7,413
AIA Group Ltd.	1,391,600	6,994
ACE Ltd.	54,000	5,600
Prudential PLC	181,320	4,161
Metropolitan Bank & Trust Co.	1,842,750	3,690
Banco Santander, SA1	347,993	3,636
Bank Pekao SA	60,000	3,435
Banco Industrial e Comercial SA, preferred nominative	512,900	1,753
MMI Holdings Ltd.	323,208	798
Ayala Land, Inc., preference shares[3]	15,000,000	34
China Construction Bank Corp., Class H1	535	—
		355,096
Consumer staples 10.46%

Lenta Ltd. (GDR)[1,2]	2,720,000	35,088
Lenta Ltd. (GDR)[1]	95,800	1,236
LT Group, Inc.	104,395,900	35,301
OJSC Magnit (GDR)	583,600	34,432
OJSC Magnit (GDR)[2]	4,500	266
Nestlé SA	293,696	22,753
Shoprite Holdings Ltd.	1,474,238	21,348
Pernod Ricard SA	168,900	20,283
ITC Ltd.	3,715,000	20,077
British American Tobacco PLC	293,000	17,440
Asahi Group Holdings, Ltd.	395,000	12,399
Grupo Nutresa SA	827,458	12,173
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	10,915
United Breweries Ltd.	874,904	10,160
Procter & Gamble Co.	125,000	9,824
SABMiller PLC	163,500	9,480
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Unilever NV, depository receipts	200,000	$ 8,751
Imperial Tobacco Group PLC	120,549	5,426
PepsiCo, Inc.	57,000	5,092
Coca-Cola Icecek AS, Class C	100,000	2,469
Anheuser-Busch InBev NV	18,100	2,079
		296,992
Energy 8.69%

Pacific Rubiales Energy Corp.	2,325,100	47,241
Royal Dutch Shell PLC, Class B	600,000	26,107
Royal Dutch Shell PLC, Class B (ADR)	95,000	8,266
InterOil Corp.[1]	503,400	32,187
Galp Energia, SGPS, SA, Class B	1,514,602	27,749
Oil Search Ltd.	2,709,988	24,711
Africa Oil Corp.[1]	3,213,299	21,983
Africa Oil Corp. (SEK denominated)[1]	264,819	1,843
Cobalt International Energy, Inc.[1]	869,800	15,961
Ophir Energy PLC[1]	3,253,853	12,268
Oil and Gas Development Co. Ltd.	4,000,000	10,591
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	10,241
Noble Energy, Inc.	60,000	4,648
Oceaneering International, Inc.	21,000	1,641
African Petroleum Corp. Ltd.[1,3]	5,561,609	1,101
		246,538
Health care 6.92%

Novo Nordisk A/S, Class B	1,035,600	47,664
Novartis AG	260,500	23,588
Novartis AG (ADR)	134,000	12,131
Krka, dd, Novo mesto	353,049	33,840
Merck & Co., Inc.	260,000	15,041
Cochlear Ltd.	225,000	13,090
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,484
AstraZeneca PLC	128,000	9,508
Grifols, SA, Class A, non-registered shares	95,700	5,231
Grifols, SA, Class B, non-registered shares	46,473	2,027
PerkinElmer, Inc.	140,000	6,558
Thermo Fisher Scientific Inc.	52,000	6,136
Hikma Pharmaceuticals PLC	205,000	5,887
PT Kalbe Farma Tbk	36,870,000	5,163
		196,348
Industrials 4.18%

Cummins Inc.	192,500	29,701
Airbus Group NV	431,929	28,945
ASSA ABLOY AB, Class B	330,886	16,838
Kansas City Southern	95,000	10,213
CIMC Enric Holdings Ltd.	6,992,000	9,202
United Technologies Corp.	63,000	7,273
Rolls-Royce Holdings PLC[1]	360,400	6,594
Toshiba Corp.	1,000,000	4,669
Spirax-Sarco Engineering PLC	60,000	2,806
Chart Industries, Inc.[1]	27,500	2,275
		118,516
Common stocks
		Value
Telecommunication services 3.89%	Shares	(000)

Reliance Communications Ltd.	24,057,631	$ 58,519
Globe Telecom, Inc.	411,000	15,065
SoftBank Corp.	194,200	14,460
MTN Group Ltd.	444,459	9,361
Hellenic Telecommunications Organization SA1	247,500	3,660
China Telecom Corp. Ltd., Class H	7,084,000	3,464
OJSC MegaFon (GDR)[1,2]	94,300	2,971
OJSC MegaFon (GDR)[1]	13,200	416
PT XL Axiata Tbk	3,678,000	1,582
NII Holdings, Inc., Class B1	1,478,500	813
Advanced Info Service PCL	22,500	153
		110,464
Materials 3.85%

First Quantum Minerals Ltd.	1,424,500	30,464
Tianhe Chemicals Group Ltd.[1]	93,706,000	25,148
Northam Platinum Ltd.	2,760,000	11,808
Vedanta Resources PLC	572,000	10,856
Holcim Ltd	92,000	8,087
Anhui Conch Cement Co. Ltd., Class H	1,978,000	6,789
Linde AG	26,500	5,635
Glencore PLC	850,000	4,736
OJSC ALROSA[1]	2,500,000	3,076
Lonmin PLC[1]	500,000	2,030
UltraTech Cement Ltd.	14,574	628
		109,257
Utilities 1.62%

Power Grid Corp. of India Ltd.	7,459,630	17,265
ENN Energy Holdings Ltd.	1,248,000	8,969
Infraestructura Energética Nova, SAB de CV	1,300,000	7,213
Cheung Kong Infrastructure Holdings Ltd.	1,020,000	7,034
China Resources Gas Group Ltd.	1,750,000	5,509
		45,990
Miscellaneous 4.87%

Other common stocks in initial period of acquisition		138,191
Total common stocks (cost: $1,931,359,000)		2,438,985
Preferred securities 0.04%

Consumer discretionary 0.04%

Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,004
Total preferred securities (cost: $570,000)		1,004
Bonds, notes & other debt instruments 6.88%
	Principal amount
Bonds & notes of governments outside the U.S. 5.33%	(000)

United Mexican States Government, Series M, 5.00% 2017	MXN10,000	799
United Mexican States Government Global, Series A, 5.625% 2017	$1,152	1,282
United Mexican States Government, Series M10, 7.75% 2017	MXN17,000	1,467
United Mexican States Government 4.00% 2019[4]	17,961	1,565
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

United Mexican States Government Global, Series A, 5.125% 2020	$1,854	$2,105
United Mexican States Government 2.50% 2020[4]	MXN10,263	827
United Mexican States Government, Series M, 6.50% 2021	34,400	2,854
United Mexican States Government Global, Series A, 3.625% 2022	$2,100	2,184
United Mexican States Government, Series M20, 10.00% 2024	MXN23,500	2,423
United Mexican States Government Global, Series A, 6.05% 2040	$1,280	1,558
United Mexican States Government 4.00% 2040[4]	MXN7,184	627
United Mexican States Government Global 5.55% 2045	$3,780	4,309
Indonesia (Republic of) 6.875% 2018	1,075	1,235
Indonesia (Republic of) 5.875% 2020	2,100	2,342
Indonesia (Republic of) 4.875% 2021[2]	3,000	3,165
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	1,282
Indonesia (Republic of) 6.625% 2037	$ 750	838
Indonesia (Republic of) 5.25% 2042	1,950	1,872
Indonesia (Republic of) 4.625% 2043	500	439
Indonesia (Republic of) 6.75% 2044[2]	700	807
Indonesia (Republic of) 6.75% 2044	695	801
Philippines (Republic of) 4.95% 2021	PHP129,000	3,133
Philippines (Republic of) 6.375% 2022	29,500	788
Philippines (Republic of) 5.50% 2026	$1,000	1,158
Philippines (Republic of) 7.75% 2031	2,235	3,095
Philippines (Republic of) 6.25% 2036	PHP102,000	2,525
Turkey (Republic of) 4.557% 2018[2]	$785	824
Turkey (Republic of) 10.50% 2020	TRY1,225	630
Turkey (Republic of) 3.00% 2021[4]	1,318	665
Turkey (Republic of) 5.625% 2021	$2,500	2,738
Turkey (Republic of) 2.80% 2023[4]	TRY 813	413
Turkey (Republic of) 3.00% 2023[4]	1,192	617
Turkey (Republic of) 8.80% 2023	2,100	998
Turkey (Republic of) 6.75% 2040	$2,000	2,341
Turkey (Republic of) 6.00% 2041	1,300	1,394
Russian Federation 6.20% 2018	RUB120,950	3,377
Russian Federation 7.50% 2030[5]	$2,363	2,742
Russian Federation 7.50% 2030[2,5]	2,333	2,707
Hungarian Government 4.00% 2019	200	207
Hungarian Government 6.25% 2020	3,225	3,662
Hungarian Government 6.375% 2021	1,550	1,775
Hungarian Government 5.375% 2023	890	963
Hungarian Government, Series 23A, 6.00% 2023	HUF155,840	783
Hungarian Government 5.375% 2024	$200	215
Hungarian Government, Series 25B, 5.50% 2025	HUF119,160	581
Hungarian Government 7.625% 2041	$10	13
Colombia (Republic of), Series B, 5.00% 2018	COP2,794,700	1,439
Colombia (Republic of) Global 4.375% 2021	$1,100	1,183
Colombia (Republic of), Series B, 7.00% 2022	COP3,090,000	1,697
Colombia (Republic of), Series B, 6.00% 2028	4,720,300	2,295
Colombia (Republic of) Global 6.125% 2041	$1,100	1,326
Brazil (Federal Republic of) 10.00% 2017	BRL2,000	875
Brazil (Federal Republic of) 6.00% 2018[4]	2,483	1,124
Brazil (Federal Republic of) 6.00% 2020[4]	2,855	1,286
Brazil (Federal Republic of) 10.00% 2023	3,010	1,225
Brazil (Federal Republic of) 10.00% 2025	1,990	794
Brazil (Federal Republic of) 6.00% 2045[4]	4,965	2,178
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Argentina (Republic of) 7.00% 2015	$1,325	$1,266
Argentina (Republic of) 7.00% 2017	6,550	6,024
Polish Government, Series 1021, 5.75% 2021	PLN4,200	1,604
Polish Government 5.00% 2022	$1,100	1,225
Polish Government 4.00% 2024	3,315	3,456
South Africa (Republic of) 5.50% 2020	200	220
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR11,025	1,012
South Africa (Republic of) 4.665% 2024	$950	973
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR52,300	3,674
Nigeria (Republic of) 5.125% 2018[2]	$475	494
Nigeria (Republic of) 16.00% 2019	NGN160,000	1,152
Nigeria (Republic of) 6.75% 2021[2]	$ 910	1,009
Nigeria (Republic of) 6.375% 2023	2,200	2,384
Nigeria (Republic of) 6.375% 2023[2]	235	255
Greek Government 2.00%/3.00% 2023[6]	€175	200
Greek Government 2.00%/3.00% 2024[6]	175	195
Greek Government 2.00%/3.00% 2025[6]	175	189
Greek Government 2.00%/3.00% 2026[6]	175	184
Greek Government 2.00%/3.00% 2027[6]	175	180
Greek Government 2.00%/3.00% 2028[6]	175	176
Greek Government 2.00%/3.00% 2029[6]	235	234
Greek Government 2.00%/3.00% 2030[6]	235	230
Greek Government 2.00%/3.00% 2031[6]	235	228
Greek Government 2.00%/3.00% 2032[6]	235	225
Greek Government 2.00%/3.00% 2033[6]	235	223
Greek Government 2.00%/3.00% 2034[6]	235	222
Greek Government 2.00%/3.00% 2035[6]	235	220
Greek Government 2.00%/3.00% 2036[6]	290	270
Greek Government 2.00%/3.00% 2037[6]	290	269
Greek Government 2.00%/3.00% 2038[6]	290	269
Greek Government 2.00%/3.00% 2039[6]	290	269
Greek Government 2.00%/3.00% 2040[6]	290	268
Greek Government 2.00%/3.00% 2041[6]	290	268
Greek Government 2.00%/3.00% 2042[6]	290	268
Slovenia (Republic of) 4.75% 2018[2]	$ 610	660
Slovenia (Republic of) 4.125% 2019[2]	200	211
Slovenia (Republic of) 5.85% 2023[2]	2,690	3,033
Slovenia (Republic of) 5.85% 2023	300	338
Peru (Republic of) 8.375% 2016	1,706	1,933
Peru (Republic of) 8.75% 2033	864	1,319
Peru (Republic of) 6.55% 2037[5]	782	986
Croatian Government 6.75% 2019[2]	1,650	1,858
Croatian Government 6.625% 2020	880	988
Croatian Government 6.375% 2021[2]	1,000	1,104
Croatian Government 5.50% 2023[2]	200	209
Dominican Republic 9.04% 2018[5]	350	388
Dominican Republic 7.50% 2021[5]	100	115
Dominican Republic 8.625% 2027[2,5]	1,150	1,435
Dominican Republic 7.45% 2044[2]	1,600	1,715
Panama (Republic of) Global 8.875% 2027	300	431
Panama (Republic of) Global 9.375% 2029	1,148	1,714
Panama (Republic of) Global 6.70% 2036[5]	859	1,064
Morocco Government 4.25% 2022	600	603
Morocco Government 4.25% 2022[2]	250	251
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Morocco Government 5.50% 2042	$2,300	$ 2,280
Venezuela (Republic of) 9.25% 2027	2,540	2,184
Venezuela (Republic of) 9.25% 2028	750	634
Zambia (Republic of) 5.375% 2022	1,450	1,367
Zambia (Republic of) 8.50% 2024[2]	1,200	1,331
Bahrain Government 5.50% 2020	1,350	1,485
Gabonese Republic 6.375% 2024[5]	1,200	1,317
Uruguay (Republic of) 5.00% 2018[4]	UYU13,377	635
Uruguay (Republic of) 4.375% 2028[4,5]	12,737	621
Kenya (Republic of) 6.875% 2024[2]	$760	792
Chilean Government 5.50% 2020	CLP180,000	342
		151,225
Corporate bonds & notes 0.93%
Energy 0.42%

Petróleos Mexicanos 5.50% 2021	$ 845	953
Petróleos Mexicanos 4.875% 2022	1,435	1,556
Petróleos Mexicanos 3.50% 2023	420	411
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,128
Petróleos Mexicanos 6.50% 2041	2,500	2,919
Petróleos Mexicanos 5.50% 2044	425	444
Gazprom OJSC 5.092% 2015[2]	1,275	1,335
Gazprom OJSC 6.51% 2022[2]	600	653
Ecopetrol SA 5.875% 2023	325	366
Ecopetrol SA 5.875% 2045	250	260
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	466	509
PTT Exploration & Production Ltd. 5.692% 2021[2]	400	447
		11,981
Utilities 0.22%

Eskom Holdings Ltd. 5.75% 2021[2]	2,985	3,079
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	1,031
AES Panamá, SA 6.35% 2016[2]	1,100	1,170
CEZ, a s 4.25% 2022[2]	945	992
		6,272
Financials 0.14%

HSBK (Europe) BV 7.25% 2021[2]	1,125	1,230
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,217
Bank of India 3.625% 2018[2]	700	706
VEB Finance Ltd. 6.902% 2020	600	653
Banco de Crédito del Perú 5.375% 2020[2]	100	110
		3,916
Telecommunication services 0.08%

Digicel Group Ltd. 8.25% 2020[2]	600	657
Digicel Group Ltd. 6.00% 2021[2]	750	776
Digicel Group Ltd. 7.125% 2022[2]	800	836
		2,269
Industrials 0.05%

Brunswick Rail Finance Ltd. 6.50% 2017	850	860
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	556
		1,416
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Materials 0.01%	(000)	(000)

CEMEX SAB de CV 9.00% 2018[2]	$256	$ 276
Consumer discretionary 0.01%

Grupo Televisa, SAB 7.25% 2043	MXN2,000	134
Total corporate bonds & notes		26,264
U.S. Treasury bonds & notes 0.62%

U.S. Treasury 4.00% 2015	$17,200	17,620
Total bonds, notes & other debt instruments (cost: $184,328,000)		195,109
Short-term securities 7.05%

Federal Home Loan Bank 0.055%–0.083% due 8/1/2014–12/5/2014	47,900	47,894
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/22/2014[2]	16,700	16,699
Gotham Funding Corp. 0.17% due 7/17/2014[2]	10,000	9,999
Nordea Bank AB 0.14% due 7/2/2014[2]	24,100	24,100
Svenska Handelsbanken Inc. 0.155% due 8/5/2014[2]	21,400	21,397
Mizuho Funding LLC 0.185% due 8/7/2014[2]	16,400	16,397
Freddie Mac 0.12%–0.14% due 7/16/2014–9/17/2014	15,900	15,899
KfW 0.10% due 7/15/2014[2]	15,000	15,000
General Electric Co. 0.06% due 7/1/2014	13,900	13,900
Sumitomo Mitsui Banking Corp. 0.15% due 7/7/2014[2]	10,900	10,900
Commonwealth Bank of Australia 0.155% due 7/10/2014[2]	8,000	8,000
Total short-term securities (cost: $200,180,000)		200,185
Total investment securities (cost: $2,316,437,000)		2,835,283
Other assets less liabilities		2,569
Net assets		$2,837,852

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,463,000, which represented 7.49% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,135,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Step bond; coupon rate will increase at a later date.

Key to abbreviations and symbols
ADR = American Depositary Receipts	NGN = Nigerian naira
GDR = Global Depositary Receipts	PHP = Philippine pesos
BRL = Brazilian reais	PLN = Polish zloty
CLP = Chilean pesos	RUB = Russian rubles
COP = Colombian pesos	SEK = Swedish kronor
€ = Euros	TRY = Turkish lira
HUF = Hungarian forints	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
MXN = Mexican pesos

Blue Chip Income and Growth FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 94.44%
		Value
Health care 15.59%	Shares	(000)

Gilead Sciences, Inc.[1]	4,063,700	$ 336,921
Amgen Inc.	2,694,600	318,960
AbbVie Inc.	1,484,800	83,802
Novartis AG (ADR)	708,500	64,141
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	63,009
Bristol-Myers Squibb Co.	1,125,000	54,574
Medtronic, Inc.	842,600	53,724
Abbott Laboratories	850,000	34,765
Merck & Co., Inc.	500,000	28,925
Cardinal Health, Inc.	400,000	27,424
		1,066,245
Industrials 14.33%

General Dynamics Corp.	1,130,000	131,702
CSX Corp.	3,372,000	103,891
United Parcel Service, Inc., Class B	850,000	87,261
Union Pacific Corp.	750,000	74,813
General Electric Co.	2,400,000	63,072
Norfolk Southern Corp.	592,800	61,076
United Technologies Corp.	500,000	57,725
Illinois Tool Works Inc.	650,000	56,914
Rockwell Automation	450,000	56,322
Textron Inc.	1,365,000	52,266
Cummins Inc.	338,100	52,165
Caterpillar Inc.	475,000	51,618
Eaton Corp. PLC	600,000	46,308
PACCAR Inc	500,000	31,415
Waste Management, Inc.	600,000	26,838
Emerson Electric Co.	400,000	26,544
		979,930
Consumer staples 14.08%

Philip Morris International Inc.	2,497,400	210,556
Altria Group, Inc.	4,654,000	195,189
Lorillard, Inc.	1,448,000	88,284
Unilever NV (New York registered)	1,625,000	71,110
Kraft Foods Group, Inc.	1,076,666	64,546
Mondelez International, Inc.	1,580,000	59,424
Kimberly-Clark Corp.	500,000	55,610
SABMiller PLC (ADR)	940,000	55,028
Coca-Cola Co.	1,250,000	52,950
Kellogg Co.	592,000	38,894
PepsiCo, Inc.	400,000	35,736
ConAgra Foods, Inc.	1,200,000	35,616
		962,943
Common stocks
		Value
Information technology 13.69%	Shares	(000)

Apple Inc.	2,742,677	$ 254,877
Oracle Corp.	4,270,000	173,063
Western Union Co.	8,225,000	142,621
Texas Instruments Inc.	2,630,000	125,688
Google Inc., Class A1	66,760	39,033
Google Inc., Class C1	57,760	33,228
International Business Machines Corp.	330,000	59,819
Microsoft Corp.	1,400,000	58,380
Intel Corp.	1,000,000	30,900
Hewlett-Packard Co.	558,440	18,808
		936,417
Telecommunication services 8.98%

Verizon Communications Inc.	7,331,339	358,723
CenturyLink, Inc.	5,107,000	184,873
AT&T Inc.	2,000,000	70,720
		614,316
Utilities 6.54%

Exelon Corp.	4,180,854	152,518
FirstEnergy Corp.	3,465,200	120,312
PG&E Corp.	2,413,000	115,872
Southern Co.	1,000,000	45,380
Xcel Energy Inc.	250,000	8,057
NextEra Energy, Inc.	50,000	5,124
		447,263
Consumer discretionary 6.15%

Johnson Controls, Inc.	3,441,000	171,809
General Motors Co.	2,000,000	72,600
Las Vegas Sands Corp.	623,000	47,485
Wynn Resorts, Ltd.	200,000	41,512
Carnival Corp., units	937,446	35,295
Royal Caribbean Cruises Ltd.	500,000	27,800
Harley-Davidson, Inc.	340,000	23,749
		420,250
Energy 4.93%

Baker Hughes Inc.	1,310,682	97,580
Royal Dutch Shell PLC, Class B (ADR)	750,000	65,258
Exxon Mobil Corp.	546,300	55,001
Cabot Oil & Gas Corp.	1,402,000	47,864
Kinder Morgan, Inc.	1,000,000	36,260
Chevron Corp.	270,000	35,249
		337,212
Financials 2.79%

JPMorgan Chase & Co.	1,190,000	68,568
American International Group, Inc.	998,000	54,471
Goldman Sachs Group, Inc.	216,500	36,251
HSBC Holdings PLC (ADR)	618,749	31,432
		190,722
Common stocks
		Value
Materials 2.56%	Shares	(000)

Praxair, Inc.	688,000	$ 91,394
Dow Chemical Co.	850,000	43,741
Celanese Corp., Series A	350,000	22,498
International Flavors & Fragrances Inc.	168,000	17,519
		175,152
Miscellaneous 4.80%

Other common stocks in initial period of acquisition		328,256
Total common stocks (cost: $4,650,418,000)		6,458,706
	Principal amount
Short-term securities 5.53%	(000)

Federal Home Loan Bank 0.057%–0.10% due 7/16/2014–10/24/2014	$214,900	214,872
Fannie Mae 0.13% due 7/23/2014	47,700	47,699
IBM Corp. 0.10% due 9/17/2014–9/22/2014[2]	39,500	39,491
Abbott Laboratories 0.10% due 7/21/2014–9/18/2014[2]	32,900	32,895
Coca-Cola Co. 0.17% due 11/19/2014[2]	20,300	20,288
Federal Farm Credit Banks 0.08% due 11/21/2014	16,800	16,796
PepsiCo Inc. 0.08% due 7/25/2014[2]	5,900	5,900
Total short-term securities (cost: $377,920,000)		377,941
Total investment securities (cost: $5,028,338,000)		6,836,647
Other assets less liabilities		2,023
Net assets		$6,838,670

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $98,574,000, which represented 1.44% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 96.68%
		Value
Financials 20.83%	Shares	(000)

AXA SA	1,949,360	$ 46,592
Banco Santander, SA1	2,951,395	30,835
CME Group Inc., Class A	432,500	30,686
Wells Fargo & Co.	445,000	23,389
JPMorgan Chase & Co.	380,000	21,896
McGraw Hill Financial, Inc.	255,500	21,214
Shinsei Bank, Ltd.	8,060,000	18,140
Bankia, SA1	8,354,000	16,198
Oaktree Capital Group, LLC	285,000	14,247
BNP Paribas SA	194,031	13,163
Howard Hughes Corp.[1]	75,000	11,837
Sumitomo Mitsui Financial Group, Inc.	280,000	11,730
ICICI Bank Ltd. (ADR)[1]	225,000	11,227
W. R. Berkley Corp.	200,000	9,262
Goldman Sachs Group, Inc.	55,200	9,243
Blackstone Group LP	270,000	9,029
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	678,997	9,017
Fairfax Financial Holdings Ltd.	19,000	9,014
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,140,000	8,825
Hospitality Properties Trust	290,000	8,816
American Express Co.	92,000	8,728
Suncorp Group Ltd.	680,191	8,684
Sun Hung Kai Properties Ltd.	619,201	8,493
Metropolitan Bank & Trust Co.	4,200,000	8,410
KeyCorp	535,000	7,667
ORIX Corp.	450,000	7,458
AIA Group Ltd.	1,220,000	6,131
HSBC Holdings PLC	600,000	6,088
Deutsche Bank AG	131,611	4,631
Prudential PLC	200,000	4,590
Equity Residential	70,000	4,410
Tokyo Tatemono Co., Ltd.	450,000	4,162
Macquarie International Infrastructure Fund Ltd.	36,200,164	2,758
CenterState Banks, Inc.	60,945	683
		417,253
Industrials 14.05%

United Continental Holdings, Inc.[1]	900,000	36,963
Lockheed Martin Corp.	200,000	32,146
Meggitt PLC	3,199,820	27,709
Abertis Infraestructuras, SA, Class A	940,550	21,643
Geberit AG	60,000	21,062
Airbus Group NV	284,000	19,032
Masco Corp.	825,000	18,315
Common stocks
		Value
Industrials (continued)	Shares	(000)

Rickmers Maritime[2]	54,840,000	$ 12,974
ASSA ABLOY AB, Class B	248,000	12,620
Delta Air Lines, Inc.	290,000	11,229
Iron Mountain Inc.	268,595	9,522
Japan Airport Terminal Co. Ltd.	280,000	8,306
Ryanair Holdings PLC (ADR)[1]	145,000	8,091
American Airlines Group Inc.[1]	160,000	6,873
Caterpillar Inc.	60,000	6,520
Wolseley PLC	100,000	5,482
Union Pacific Corp.	52,000	5,187
United Technologies Corp.	42,000	4,849
Cummins Inc.	30,000	4,629
Randstad Holding NV	83,817	4,544
Vallourec SA	82,996	3,717
		281,413
Consumer discretionary 12.26%

D.R. Horton, Inc.	1,000,000	24,580
HUGO BOSS AG	150,000	22,419
Amazon.com, Inc.[1]	67,800	22,020
Honda Motor Co., Ltd.	553,000	19,308
Carnival Corp., units	475,000	17,884
Home Depot, Inc.	215,000	17,406
Comcast Corp., Class A	304,000	16,319
Toll Brothers, Inc.[1]	400,000	14,760
Twenty-First Century Fox, Inc., Class A	335,000	11,775
OPAP SA	555,000	9,880
Toyota Motor Corp.	156,000	9,369
Carnival PLC	218,000	8,238
Zee Entertainment Enterprises Ltd.	1,620,000	7,904
Daily Mail and General Trust PLC, Class A, nonvoting	550,000	7,831
Don Quijote Holdings Co., Ltd.	140,000	7,808
ProSiebenSat.1 Media AG	155,000	6,905
Liberty Global PLC, Class C1	103,008	4,358
Liberty Global PLC, Class A1	41,312	1,827
SES SA, Class A (FDR)	150,000	5,690
Walt Disney Co.	60,000	5,144
adidas AG	40,700	4,122
		245,547
Information technology 11.82%

Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	58,089
Microsoft Corp.	835,000	34,820
Cisco Systems, Inc.	1,140,000	28,329
Google Inc., Class A1	23,850	13,944
Google Inc., Class C1	23,850	13,721
STMicroelectronics NV	2,000,000	17,943
ASM Pacific Technology Ltd.	1,477,000	16,141
Avago Technologies Ltd.	160,000	11,531
TE Connectivity Ltd.	175,000	10,822
Alcatel-Lucent[1]	2,450,000	8,749
Nintendo Co., Ltd.	60,000	7,181
Quanta Computer Inc.	2,149,910	6,265
Wirecard AG	110,000	4,749
Halma PLC	450,000	4,540
		236,824
Common stocks
		Value
Health care 10.33%	Shares	(000)

Merck & Co., Inc.	1,489,944	$ 86,193
Novartis AG	349,000	31,602
Vertex Pharmaceuticals Inc.[1]	238,877	22,617
Pfizer Inc.	465,000	13,801
AstraZeneca PLC	168,500	12,517
Takeda Pharmaceutical Co. Ltd.	200,000	9,277
Novo Nordisk A/S, Class B	197,500	9,090
UnitedHealth Group Inc.	75,000	6,131
Regeneron Pharmaceuticals, Inc.[1]	20,000	5,649
Roche Holding AG	17,000	5,071
Thermo Fisher Scientific Inc.	42,000	4,956
		206,904
Telecommunication services 6.90%

Orange	1,840,000	29,037
MTN Group Ltd.	1,100,000	23,168
TalkTalk Telecom Group PLC	3,920,000	21,837
AT&T Inc.	525,000	18,564
Verizon Communications Inc. (CDI)	332,433	16,289
Globe Telecom, Inc.	399,695	14,651
KDDI Corp.	170,000	10,369
Vodafone Group PLC	1,264,546	4,220
		138,135
Consumer staples 6.28%

Imperial Tobacco Group PLC	450,000	20,254
British American Tobacco PLC	338,500	20,148
PepsiCo, Inc.	145,000	12,954
Philip Morris International Inc.	150,000	12,647
Procter & Gamble Co.	155,000	12,182
Associated British Foods PLC	180,000	9,393
Unilever NV, depository receipts	200,000	8,751
Alimentation Couche-Tard Inc., Class B	315,000	8,629
Nestlé SA	79,700	6,174
Seven & i Holdings Co., Ltd.	120,000	5,056
LAWSON, INC.	53,000	3,976
Shiseido Co., Ltd.	156,000	2,844
Avon Products, Inc.	190,000	2,776
		125,784
Materials 5.27%

Potash Corp. of Saskatchewan Inc.	813,700	30,888
OJSC ALROSA[1]	13,225,000	16,271
Dow Chemical Co.	275,000	14,152
BASF SE	86,000	10,013
Nucor Corp.	150,000	7,387
Impala Platinum Holdings Ltd.	685,648	6,891
Cliffs Natural Resources Inc.	431,000	6,487
Rio Tinto PLC	113,000	6,011
Fletcher Building Ltd.	550,000	4,242
E.I. du Pont de Nemours and Co.	50,000	3,272
		105,614
Common stocks
		Value
Utilities 5.07%	Shares	(000)

EDP — Energias de Portugal, SA	4,220,000	$ 21,172
National Grid PLC	1,292,590	18,582
Exelon Corp.	500,000	18,240
NRG Yield, Inc., Class A	337,800	17,582
ENN Energy Holdings Ltd.	2,194,000	15,768
PG&E Corp.	90,500	4,346
NextEra Energy Partners, LP, restricted-voting shares[1]	94,100	3,153
Power Assets Holdings Ltd.	315,500	2,758
		101,601
Energy 3.47%

Royal Dutch Shell PLC, Class A (ADR)	130,000	10,708
Coal India Ltd.	1,500,000	9,601
Crescent Point Energy Corp.	180,000	7,977
Enbridge Inc.	155,527	7,380
Oil Search Ltd.	762,137	6,949
Noble Energy, Inc.	77,000	5,964
Peyto Exploration & Development Corp.	157,000	5,931
BG Group PLC	240,000	5,073
Chevron Corp.	36,800	4,804
Plains GP Holdings, LP, Class A	96,200	3,078
PrairieSky Royalty Ltd.	53,900	1,960
		69,425
Miscellaneous 0.40%

Other common stocks in initial period of acquisition		8,010
Total common stocks (cost: $1,525,823,000)		1,936,510
Preferred securities 0.02%

Consumer discretionary 0.02%

Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	424
Total preferred securities (cost: $256,000)		424
Rights & warrants 0.00%

Financials 0.00%

Sun Hung Kai Properties Ltd, warrants, expire 2016[1]	51,071	67
Total rights & warrants (cost: $0)		67
Convertible securities 0.07%
	Principal amount
Consumer discretionary 0.07%	(000)

MGM Resorts International 4.25% convertible notes 2015	$939	1,381
Total convertible securities (cost: $907,000)		1,381
Bonds, notes & other debt instruments 0.78%
Corporate bonds & notes 0.42%	Principal amount	Value
Consumer discretionary 0.28%	(000)	(000)

Royal Caribbean Cruises Ltd. 11.875% 2015	$ 5,100	$ 5,674
Telecommunication services 0.10%

NII Capital Corp. 8.875% 2019	575	230
NII Capital Corp. 11.375% 2019[3]	800	714
NII Capital Corp. 7.625% 2021	3,625	1,060
		2,004
Financials 0.04%

Zions Bancorporation 5.50% 2015	521	542
Zions Bancorporation 6.00% 2015	164	174
		716
Total corporate bonds & notes		8,394
U.S. Treasury bonds & notes 0.36%

U.S. Treasury 0.25% 2015	6,805	6,814
U.S. Treasury 0.25% 2015	400	400
		7,214
Total bonds, notes & other debt instruments (cost: $16,936,000)		15,608
Short-term securities 2.54%

GlaxoSmithKline Finance PLC 0.09% due 7/31/2014[3]	16,200	16,199
Federal Home Loan Bank 0.057% due 7/11/2014	11,200	11,200
Electricité de France 0.17%–0.18% due 10/2/2014–10/3/2014[3]	9,100	9,094
KfW 0.11% due 9/26/2014[3]	7,900	7,898
Bank of Nova Scotia 0.15% due 8/6/2014	6,400	6,399
Total short-term securities (cost: $50,791,000)		50,790
Total investment securities (cost: $1,594,713,000)		2,004,780
Other assets less liabilities		(1,721)
Net assets		$2,003,059

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,905,000, which represented 1.69% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

Growth-Income FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 93.70%
		Value
Health care 17.21%	Shares	(000)

Gilead Sciences, Inc.[1]	11,821,150	$ 980,091
Amgen Inc.	5,356,100	634,002
Alexion Pharmaceuticals, Inc.[1]	1,590,000	248,437
Biogen Idec Inc.[1]	761,000	239,951
Merck & Co., Inc.	3,626,080	209,769
Illumina, Inc.[1]	1,047,000	186,931
Stryker Corp.	2,126,311	179,290
Humana Inc.	1,193,600	152,447
UnitedHealth Group Inc.	1,766,396	144,403
Hologic, Inc.[1]	5,661,300	143,514
Thermo Fisher Scientific Inc.	1,146,000	135,228
Edwards Lifesciences Corp.[1]	1,553,900	133,387
Cardinal Health, Inc.	1,800,000	123,408
Endo International PLC[1]	1,671,000	117,003
AbbVie Inc.	2,000,000	112,880
Express Scripts Holding Co.[1]	1,372,500	95,155
Quest Diagnostics Inc.	1,525,000	89,502
Bayer AG	582,000	82,204
Aetna Inc.	1,002,000	81,242
BioMarin Pharmaceutical Inc.[1]	1,146,000	71,293
Pfizer Inc.	1,995,851	59,237
Novartis AG	485,150	43,930
Boston Scientific Corp.[1]	2,900,000	37,033
athenahealth, Inc.[1]	281,680	35,247
Abbott Laboratories	781,800	31,976
		4,367,560
Information technology 15.91%

Google Inc., Class A1	582,700	340,687
Google Inc., Class C1	582,700	335,216
Texas Instruments Inc.	13,288,559	635,060
Oracle Corp.	13,405,650	543,331
Microsoft Corp.	9,090,000	379,053
Apple Inc.	2,695,700	250,511
Yahoo! Inc.[1]	5,538,000	194,550
Accenture PLC, Class A	2,025,000	163,701
Intuit Inc.	1,989,400	160,206
Autodesk, Inc.[1]	2,300,000	129,674
SAP AG	1,439,500	111,170
Broadcom Corp., Class A	2,759,000	102,414
Tata Consultancy Services Ltd.	2,500,000	100,815
Adobe Systems Inc.[1]	1,370,000	99,133
Intel Corp.	3,000,000	92,700
KLA-Tencor Corp.	1,250,000	90,800
Common stocks
		Value
Information technology (continued)	Shares	(000)

Motorola Solutions, Inc.	1,294,642	$ 86,184
Computer Sciences Corp.	1,233,000	77,926
Linear Technology Corp.	1,200,000	56,484
Automatic Data Processing, Inc.	669,800	53,102
First Solar, Inc.[1]	170,000	12,080
Nintendo Co., Ltd.	75,000	8,977
Western Union Co.	400,000	6,936
Verint Systems Inc.[1]	125,924	6,177
Comverse, Inc.[1]	97,000	2,588
		4,039,475
Consumer discretionary 13.20%

Amazon.com, Inc.[1]	2,008,800	652,418
Home Depot, Inc.	3,950,000	319,792
Comcast Corp., Class A	4,203,000	225,617
Comcast Corp., Class A, special nonvoting shares	1,000,000	53,330
Time Warner Inc.	3,724,999	261,681
General Motors Co.	6,949,708	252,275
Garmin Ltd.	2,200,000	133,980
Twenty-First Century Fox, Inc., Class A	3,572,800	125,584
Carnival Corp., units	3,320,000	124,998
Netflix, Inc.[1]	282,300	124,381
Johnson Controls, Inc.	2,437,730	121,716
Royal Caribbean Cruises Ltd.	1,983,000	110,255
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	91,129
Domino’s Pizza, Inc.	1,233,867	90,183
Fiat SpA[1]	9,000,000	88,854
Newell Rubbermaid Inc.	2,475,000	76,700
Sirius XM Holdings Inc.[1]	21,377,000	73,965
Baja Auto Ltd.	1,888,000	72,707
Daimler AG	744,500	69,730
Ryohin Keikaku Co., Ltd.	604,500	68,622
NIKE, Inc., Class B	808,360	62,688
DIRECTV[1]	735,400	62,516
YUM! Brands, Inc.	575,000	46,690
Marks and Spencer Group PLC	4,879,000	35,504
Nordstrom, Inc.	80,700	5,482
Motors Liquidation Co. GUC Trust[1]	21,864	560
		3,351,357
Industrials 10.00%

General Dynamics Corp.	2,907,000	338,811
CSX Corp.	9,576,000	295,037
Precision Castparts Corp.	889,400	224,485
Nielsen NV	4,441,839	215,029
Cummins Inc.	915,000	141,175
Waste Management, Inc.	3,138,000	140,363
3M Co.	930,800	133,328
Union Pacific Corp.	1,181,200	117,825
Rockwell Automation	917,600	114,847
Schneider Electric SE	1,100,000	103,553
Textron Inc.	2,696,800	103,260
Iron Mountain Inc.	2,396,742	84,965
Caterpillar Inc.	671,433	72,965
Common stocks
		Value
Industrials (continued)	Shares	(000)

Verisk Analytics, Inc., Class A1	1,200,000	$ 72,024
Norfolk Southern Corp.	685,000	70,576
United Parcel Service, Inc., Class B	621,400	63,793
United Technologies Corp.	494,300	57,067
Republic Services, Inc.	1,430,000	54,297
ABB Ltd	1,820,500	41,920
PACCAR Inc	480,000	30,158
United Continental Holdings, Inc.[1]	635,000	26,079
Emerson Electric Co.	300,000	19,908
Lockheed Martin Corp.	109,900	17,664
Dover Corp.	21,400	1,946
		2,541,075
Energy 9.75%

EOG Resources, Inc.	3,356,000	392,182
Schlumberger Ltd.	2,755,000	324,952
Royal Dutch Shell PLC, Class A (ADR)	2,940,000	242,168
ConocoPhillips	2,823,360	242,047
Chevron Corp.	1,531,200	199,898
FMC Technologies, Inc.[1]	3,009,300	183,778
Baker Hughes Inc.	2,397,600	178,501
Plains GP Holdings, LP, Class A	5,500,000	175,945
Apache Corp.	1,370,000	137,849
BP PLC	13,619,409	120,014
Devon Energy Corp.	1,000,000	79,400
Tullow Oil PLC (Ireland)	5,268,300	76,953
BG Group PLC	2,700,000	57,067
Eni SpA	1,967,000	53,814
Cobalt International Energy, Inc.[1]	593,000	10,882
		2,475,450
Financials 7.24%

Crown Castle International Corp.	2,143,600	159,184
State Street Corp.	2,280,000	153,353
Marsh & McLennan Companies, Inc.	2,789,100	144,531
Goldman Sachs Group, Inc.	853,000	142,826
JPMorgan Chase & Co.	2,275,000	131,086
Weyerhaeuser Co.[1]	3,784,541	125,231
Prudential Financial, Inc.	1,400,000	124,278
HSBC Holdings PLC (Hong Kong)	7,241,433	73,438
HSBC Holdings PLC (ADR)	769,270	39,079
Principal Financial Group, Inc.	2,200,000	111,056
American International Group, Inc.	1,665,000	90,876
Wells Fargo & Co.	1,500,000	78,840
Barclays PLC	20,543,750	74,817
Willis Group Holdings PLC	1,456,400	63,062
U.S. Bancorp	1,235,000	53,500
Santander Consumer USA Holdings Inc.	2,667,600	51,858
Home Loan Servicing Solutions, Ltd.	2,188,500	49,745
Aon PLC, Class A	525,000	47,297
Moody’s Corp.	447,458	39,224
Bank of New York Mellon Corp.	805,000	30,171
Citigroup Inc.	600,000	28,260
UBS AG	1,448,666	26,579
		1,838,291
Common stocks
		Value
Materials 7.04%	Shares	(000)

Celanese Corp., Series A	5,930,400	$ 381,206
Dow Chemical Co.	6,573,500	338,272
International Flavors & Fragrances Inc.	1,255,000	130,871
Praxair, Inc.	984,624	130,797
Mosaic Co.	2,522,400	124,733
Sealed Air Corp.	3,200,000	109,344
Valspar Corp.	1,433,600	109,226
Vale SA, Class A, preferred nominative (ADR)	9,063,300	107,853
Freeport-McMoRan Copper & Gold Inc.	2,700,000	98,550
Rio Tinto PLC	1,742,000	92,673
ArcelorMittal	4,980,000	73,851
Air Products and Chemicals, Inc.	459,000	59,037
Koninklijke DSM NV	419,424	30,548
		1,786,961
Consumer staples 6.62%

Philip Morris International Inc.	6,294,500	530,689
Coca-Cola Co.	5,335,400	226,008
Altria Group, Inc.	4,315,000	180,971
Walgreen Co.	1,951,800	144,687
CVS/Caremark Corp.	1,670,000	125,868
Asahi Group Holdings, Ltd.	3,400,000	106,727
L’Oréal SA, non-registered shares	570,000	98,226
PepsiCo, Inc.	998,419	89,199
Pernod Ricard SA	515,000	61,845
Mondelez International, Inc.	1,304,100	49,047
Keurig Green Mountain, Inc.	270,000	33,645
Avon Products, Inc.	2,253,000	32,916
		1,679,828
Telecommunication services 2.15%

Verizon Communications Inc.	6,368,501	311,611
T-Mobile US, Inc.[1]	4,352,400	146,328
CenturyLink, Inc.	2,428,775	87,921
		545,860
Utilities 0.93%

Sempra Energy	1,455,000	152,353
Exelon Corp.	2,263,650	82,578
		234,931
Miscellaneous 3.65%

Other common stocks in initial period of acquisition		925,439
Total common stocks (cost: $14,610,284,000)		23,786,227
Rights & warrants 0.01%

Consumer discretionary 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	83,378	2,219
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,547
Total rights & warrants (cost: $3,908,000)		3,766
Convertible securities 0.31%
	Shares or	Value
Industrials 0.16%	principal amount	(000)

United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610	$ 40,806
Information technology 0.11%

VeriSign, Inc. 3.25% convertible notes 2037	$18,020	27,424
Financials 0.04%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[2]	6,000	10,242
Total convertible securities (cost: $53,778,000)		78,472
Bonds, notes & other debt instruments 0.27%
	Principal amount
Financials 0.13%	(000)

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$ 29,049	32,680
Telecommunication services 0.08%

Sprint Nextel Corp. 9.125% 2017	13,000	15,259
Sprint Nextel Corp. 11.50% 2021	3,700	5,013
		20,272
U.S. Treasury bonds & notes 0.06%

U.S. Treasury 0.25% 2015	14,925	14,945
Total bonds, notes & other debt instruments (cost: $61,623,000)		67,897
Short-term securities 5.99%

Freddie Mac 0.08%–0.17% due 7/7/2014–1/16/2015	409,900	409,812
Federal Home Loan Bank 0.04%–0.14% due 7/2/2014–12/23/2014	224,200	224,170
Fannie Mae 0.05%–0.14% due 7/2/2014–12/3/2014	158,600	158,592
Coca-Cola Co. 0.11%–0.17% due 7/23/2014–12/5/2014[4]	100,900	100,867
IBM Corp. 0.09%–0.10% due 7/28/2014–9/18/2014[4]	90,300	90,289
General Electric Capital Corp. 0.13%–0.16% due 7/1/2014–8/29/2014	67,300	67,294
General Electric Co. 0.06% due 7/1/2014	20,000	20,000
Chevron Corp. 0.07%–0.10% due 7/21/2014–9/16/2014[4]	83,300	83,288
United Parcel Service Inc. 0.12%–0.13% due 10/22/2014–1/2/2015[4]	70,200	70,150
Chariot Funding, LLC 0.28% due 11/20/2014[4]	50,000	49,965
Regents of the University of California 0.08% due 8/7/2014	40,000	39,996
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/9/2014	35,800	35,799
Emerson Electric Co. 0.10% due 8/28/2014[4]	35,700	35,693
Procter & Gamble Co. 0.12% due 10/7/2014[4]	35,000	34,990
Federal Farm Credit Banks 0.14% due 9/5/2014	31,400	31,397
John Deere Financial Ltd. 0.09% due 7/9/2014[4]	20,000	20,000
Honeywell International Inc. 0.12% due 10/15/2014[4]	20,000	19,990
Paccar Financial Corp. 0.07% due 7/1/2014	15,000	15,000
Private Export Funding Corp. 0.12% due 8/7/2014[4]	13,700	13,699
Total short-term securities (cost: $1,520,830,000)		1,520,991
Total investment securities (cost: $16,250,423,000)		25,457,353
Other assets less liabilities		(71,003)
Net assets		$25,386,350

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $518,931,000, which represented 2.04% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and
Income FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 90.34%
		Value
Financials 23.24%	Shares	(000)

Prudential PLC	1,049,574	$ 24,088
Aviva PLC	2,718,500	23,751
BNP Paribas SA	233,700	15,855
Wharf (Holdings) Ltd.	2,071,000	14,910
Banco Bilbao Vizcaya Argentaria, SA	630,281	8,034
Banco Bilbao Vizcaya Argentaria, SA (ADR)	318,292	4,065
Siam Commercial Bank PCL	2,125,000	11,033
Cheung Kong (Holdings) Ltd.	610,000	10,822
Barclays PLC	2,802,500	10,206
bank muscat (SAOG)	5,262,000	9,294
Banco Santander, SA1	805,800	8,419
Japan Real Estate Investment Corp.	1,432	8,340
Assicurazioni Generali SpA	340,000	7,454
Mitsubishi UFJ Financial Group, Inc.	1,205,000	7,387
Sberbank of Russia (ADR)	580,500	5,880
Sberbank of Russia (GDR)[2]	116,832	1,183
Credit Suisse Group AG	240,219	6,870
Link Real Estate Investment Trust	1,236,000	6,650
Mitsui Fudosan Co., Ltd.	172,000	5,800
Axis Bank Ltd.	181,200	5,781
Henderson Land Development Co. Ltd.	974,578	5,703
Deutsche Bank AG	155,888	5,485
Legal & General Group PLC	1,390,000	5,362
HSBC Holdings PLC	461,368	4,679
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	3,557
Investor AB, Class B	93,600	3,512
Svenska Handelsbanken AB, Class A	67,500	3,304
Bankia, SA1	1,680,000	3,257
Bank of Ireland[1]	9,100,000	3,065
Mizuho Financial Group, Inc.	1,400,000	2,874
Sampo Oyj, Class A	49,700	2,515
Banco Espírito Santo, SA1	2,870,000	2,366
BM&FBOVESPA SA, ordinary nominative	438,500	2,300
ING Groep NV, depository receipts[1]	109,000	1,531
		245,332
Consumer discretionary 14.07%

H & M Hennes & Mauritz AB, Class B	460,700	20,134
Volkswagen AG, nonvoting preferred	46,480	12,207
Hyundai Motor Co.	42,760	9,699
Crown Resorts Ltd.	564,000	8,041
ProSiebenSat.1 Media AG	175,000	7,796
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	7,740
Genting Singapore PLC	7,083,000	7,555
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

William Hill PLC	1,214,888	$ 6,820
Whitbread PLC	89,622	6,763
L’Occitane International SA	2,840,000	6,347
Barratt Developments PLC	879,000	5,622
adidas AG	46,000	4,659
Galaxy Entertainment Group Ltd.	550,000	4,400
Kering SA	19,600	4,298
Inchcape PLC	373,000	4,050
Numericable Group SA, non-registered shares[1]	66,960	3,988
Sands China Ltd.	486,000	3,671
HUGO BOSS AG	24,400	3,647
Ladbrokes PLC	1,515,000	3,638
RTL Group SA, non-registered shares	32,100	3,571
Liberty Global PLC, Class C1	57,700	2,441
Liberty Global PLC, Class A1	18,500	818
WPP PLC	123,600	2,695
Daimler AG	24,700	2,313
Porsche Automobil Holding SE, nonvoting preferred	18,500	1,928
Li & Fung Ltd.	1,146,900	1,699
Golden Eagle Retail Group Ltd.	837,000	1,016
Kingfisher PLC	148,300	911
		148,467
Utilities 10.61%

EDP — Energias de Portugal, SA	6,981,610	35,028
Fortum Oyj	889,572	23,887
National Grid PLC	1,567,696	22,537
PT Perusahaan Gas Negara (Persero) Tbk	19,495,500	9,168
Power Assets Holdings Ltd.	1,013,000	8,855
ENN Energy Holdings Ltd.	858,000	6,166
SSE PLC	149,041	3,997
Power Grid Corp. of India Ltd.	1,000,853	2,316
		111,954
Health care 10.44%

Novartis AG	361,870	32,767
Orion Oyj, Class B	429,600	16,018
Novo Nordisk A/S, Class B	323,500	14,889
Glenmark Pharmaceuticals Ltd.	1,180,000	11,185
Teva Pharmaceutical Industries Ltd. (ADR)	140,252	7,352
Sonic Healthcare Ltd.	428,775	7,007
UCB SA	72,000	6,096
Fresenius SE & Co. KGaA	37,000	5,517
Bayer AG	27,100	3,828
Fresenius Medical Care AG & Co. KGaA	43,100	2,897
GlaxoSmithKline PLC	100,445	2,689
		110,245
Consumer staples 9.76%

Philip Morris International Inc.	243,240	20,507
British American Tobacco PLC	262,100	15,601
Pernod Ricard SA	100,650	12,087
Imperial Tobacco Group PLC	225,000	10,127
Nestlé SA	124,000	9,606
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Japan Tobacco Inc.	256,600	$ 9,354
CALBEE, Inc.	284,400	7,844
SABMiller PLC	133,000	7,712
Glanbia PLC	428,000	6,458
Orion Corp.	3,000	2,749
Associated British Foods PLC	17,700	924
		102,969
Industrials 7.61%

VINCI SA	181,733	13,587
ASSA ABLOY AB, Class B	206,800	10,523
Rolls-Royce Holdings PLC[1]	525,000	9,605
Jardine Matheson Holdings Ltd.	115,000	6,821
Schneider Electric SE	71,228	6,705
Rexel SA	209,461	4,899
Babcock International Group PLC	245,000	4,872
BAE Systems PLC	647,000	4,793
Hutchison Whampoa Ltd.	347,000	4,746
Bunzl PLC	170,752	4,740
AB Volvo, Class B	249,800	3,441
easyJet PLC	140,000	3,271
Andritz AG	40,000	2,312
		80,315
Materials 4.14%

Syngenta AG	29,080	10,831
Fortescue Metals Group Ltd.	2,095,000	8,593
BASF SE	59,200	6,893
Rio Tinto PLC	101,600	5,405
Nampak Ltd.	1,246,900	4,313
Anhui Conch Cement Co. Ltd., Class H	811,000	2,783
Amcor Ltd.	282,000	2,774
Rexam PLC	231,112	2,116
		43,708
Telecommunication services 3.87%

OJSC Mobile TeleSystems (ADR)	428,800	8,465
Advanced Info Service PCL	1,140,400	7,730
TeliaSonera AB	883,000	6,450
Intouch Holdings PCL	1,983,000	4,476
Vodafone Group PLC	1,157,481	3,863
China Communications Services Corp. Ltd., Class H	7,054,800	3,432
Singapore Telecommunications Ltd.	1,075,000	3,319
SoftBank Corp.	41,734	3,107
		40,842
Energy 3.33%

BP PLC	2,038,600	17,964
BG Group PLC	645,200	13,637
Royal Dutch Shell PLC, Class A	86,000	3,559
		35,160
Common stocks
		Value
Information technology 2.72%	Shares	(000)

Youku Tudou Inc., Class A (ADR)[1]	489,300	$ 11,675
Delta Electronics, Inc.	1,380,760	10,058
Samsung Electronics Co. Ltd.	4,105	5,363
Mail.Ru Group Ltd. (GDR)[1]	45,000	1,586
		28,682
Miscellaneous 0.55%

Other common stocks in initial period of acquisition		5,801
Total common stocks (cost: $810,776,000)		953,475
Convertible securities 0.33%
	Principal amount
Financials 0.33%	(000)

Bank of Ireland 10.00% convertible notes 2016	€1,950	2,974
bank muscat (SAOG) 4.50% convertible notes 2017	OMR78	217
bank muscat (SAOG) 4.50% convertible notes 2016	OMR78	221
Total convertible securities (cost: $2,971,000)		3,412
Bonds, notes & other debt instruments 0.65%
Corporate bonds & notes 0.59%
Telecommunication services 0.39%

América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,380
MTS International Funding Ltd. 8.625% 2020	$1,050	1,247
Numerical Group SA, First Lien, 6.00% 2022[2]	950	989
Altice Finco SA, First Lien, 7.75% 2022[2]	450	482
		4,098
Energy 0.10%

Gazprom OJSC 4.95% 2022[2]	825	825
Gazprom OJSC, Series 9, 6.51% 2022	270	294
		1,119
Financials 0.10%

Bank of Ireland 10.24% (undated)	€680	1,028
Total corporate bonds & notes		6,245
Bonds & notes of governments outside the U.S. 0.06%

Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	635
Total bonds, notes & other debt instruments (cost: $6,733,000)		6,880
	Principal amount	Value
Short-term securities 7.70%	(000)	(000)

Federal Home Loan Bank 0.057%–0.07% due 8/13/2014–9/19/2014	$34,700	$ 34,697
Gotham Funding Corp. 0.17% due 7/17/2014[2]	15,000	14,999
Coca-Cola Co. 0.09% due 9/19/2014[2]	10,100	10,098
General Electric Co. 0.06% due 7/1/2014	10,000	10,000
BASF AG 0.08% due 7/24/2014[2]	6,300	6,300
Sumitomo Mitsui Banking Corp. 0.15% due 7/8/2014[2]	5,200	5,200
Total short-term securities (cost: $81,292,000)		81,294
Total investment securities (cost: $901,772,000)		1,045,061
Other assets less liabilities		10,351
Net assets		$1,055,412

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,076,000, which represented 3.80% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Capital Income BuilderSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 74.75%
		Value
Consumer staples 11.63%	Shares	(000)

Altria Group, Inc.	18,000	$ 755
Philip Morris International Inc.	8,850	746
Coca-Cola Co.	9,450	400
Unilever PLC	8,030	364
Japan Tobacco Inc.	7,400	270
Nestlé SA	2,005	156
Coca-Cola Amatil Ltd.	16,452	147
Diageo PLC	4,540	145
Kraft Foods Group, Inc.	2,220	133
Reynolds American Inc.	2,190	132
Procter & Gamble Co.	990	78
		3,326
Health care 9.99%

AstraZeneca PLC	4,600	342
AstraZeneca PLC (ADR)	2,800	208
Novartis AG	6,020	545
Pfizer Inc.	15,400	457
AbbVie Inc.	7,850	443
GlaxoSmithKline PLC	14,300	383
Bristol-Myers Squibb Co.	5,250	254
Roche Holding AG	489	146
Merck & Co., Inc.	1,350	78
		2,856
Financials 9.50%

Sampo Oyj, Class A	11,079	561
Swedbank AB, Class A	13,139	348
BB&T Corp.	7,250	286
HSBC Holdings PLC	26,000	264
Mercury General Corp.	3,830	180
CME Group Inc., Class A	2,425	172
Svenska Handelsbanken AB, Class A	3,074	151
Skandinaviska Enskilda Banken AB, Class A	11,002	147
Bank of China Ltd., Class H	324,000	145
Aberdeen Asset Management PLC	16,100	125
DBS Group Holdings Ltd	9,000	121
People’s United Financial, Inc.	7,600	115
BNP Paribas SA	1,489	101
		2,716
Telecommunication services 9.12%

Verizon Communications Inc.	9,600	470
Telstra Corp. Ltd.	72,805	358
CenturyLink, Inc.	8,510	308
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Singapore Telecommunications Ltd.	90,000	$ 278
HKT Trust, units	232,000	273
Swisscom AG	439	255
AT&T Inc.	5,900	208
KDDI Corp.	2,700	165
NTT DoCoMo, Inc.	9,000	154
Vodafone Group PLC	41,400	138
		2,607
Utilities 8.47%

National Grid PLC	60,300	867
Duke Energy Corp.	4,120	306
Fortum Oyj	6,746	181
Red Eléctrica de Corporación, SA	1,813	166
SSE PLC	6,100	163
Snam SpA	25,510	154
Infratil Ltd.	70,851	152
EDP — Energias de Portugal, SA	28,945	145
Power Assets Holdings Ltd.	16,500	144
GDF SUEZ	5,184	143
		2,421
Energy 7.30%

Royal Dutch Shell PLC, Class B	11,780	513
Seadrill Ltd.	9,200	367
Chevron Corp.	2,360	308
Crescent Point Energy Corp.	6,850	304
ConocoPhillips	3,430	294
Eni SpA	5,758	157
Enbridge Inc.	3,030	144
		2,087
Consumer discretionary 5.64%

Daimler AG	3,905	366
Greene King PLC	14,450	209
Leggett & Platt, Inc.	5,750	197
AB Electrolux, Series B	7,050	178
SES SA, Class A (FDR)	4,230	160
Bayerische Motoren Werke AG	1,250	159
SJM Holdings Ltd.	56,000	140
Marks and Spencer Group PLC	16,000	116
Darden Restaurants, Inc.	1,900	88
		1,613
Information technology 4.00%

Microsoft Corp.	8,750	365
Avago Technologies Ltd.	3,000	216
Texas Instruments Inc.	3,790	181
Paychex, Inc.	3,450	143
Apple Inc.	1,522	142
Xilinx, Inc.	2,070	98
		1,145
Common stocks
		Value
Industrials 3.60%	Shares	(000)

BAE Systems PLC	23,300	$ 173
ABB Ltd	7,380	170
Hutchison Port Holdings Trust	206,000	148
Emerson Electric Co.	2,000	133
Nielsen NV	2,550	123
Siemens AG	836	110
Iron Mountain Inc.	2,700	96
Safran SA	1,144	75
		1,028
Materials 2.79%

Dow Chemical Co.	5,200	268
Air Products and Chemicals, Inc.	1,370	176
Givaudan SA	88	147
Amcor Ltd.	13,128	129
Nucor Corp.	1,570	77
		797
Miscellaneous 2.71%

Other common stocks in initial period of acquisition		776
Total common stocks (cost: $21,006,000)		21,372
Rights & warrants 0.04%

Telecommunication services 0.04%

HKT Trust, rights, expire 2014[1,2]	38,340	11
Total rights & warrants (cost: $0)		11
Bonds, notes & other debt instruments 18.54%
	Principal amount
Mortgage-backed obligations[3] 10.23%	(000)

Government National Mortgage Assn. 4.81% 2060	$165	179
Government National Mortgage Assn. 5.46% 2060	154	170
Government National Mortgage Assn. 4.664% 2061	212	231
Government National Mortgage Assn. 4.559% 2062	61	67
Government National Mortgage Assn. 4.625% 2062	481	530
Government National Mortgage Assn. 4.356% 2063	153	169
Government National Mortgage Assn. 4.491% 2063	58	64
Government National Mortgage Assn. 4.549% 2063	194	216
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	500	560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049	475	523
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[4]	200	216
		2,925
Corporate bonds & notes 4.60%
Financials 1.66%

Developers Diversified Realty Corp. 7.875% 2020	100	127
JPMorgan Chase & Co. 6.30% 2019	100	118
Goldman Sachs Group, Inc., Series D, 6.00% 2020	100	117
Wells Fargo & Co. 5.625% 2017	100	114
		476
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.44%	(000)	(000)

Time Warner Inc. 4.05% 2023	$120	$ 125
Industrials 0.43%

Caterpillar Financial Services Corp. 7.15% 2019	100	123
Health care 0.43%

McKesson Corp. 7.50% 2019	100	123
Utilities 0.43%

Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	122
Energy 0.41%

Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	117
Consumer staples 0.40%

Kraft Foods Inc. 6.125% 2018	100	116
Telecommunication services 0.40%

Verizon Communications Inc. 5.50% 2018	100	113
Total corporate bonds & notes		1,315
U.S. Treasury bonds & notes 2.83%

U.S. Treasury 4.50% 2017	250	276
U.S. Treasury 1.50% 2019	250	249
U.S. Treasury 2.75% 2023	30	31
U.S. Treasury 2.50% 2024	100	100
U.S. Treasury Principal Strip 0% 2034	300	153
		809
Asset-backed obligations[3] 0.88%

Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5]	250	252
Total bonds, notes & other debt instruments (cost: $5,270,000)		5,301
Short-term securities 4.37%

General Electric Co. 0.60% due 7/1/2014	625	625
Abbott Laboratories 0.10% due 9/18/2014[5]	625	625
Total short-term securities (cost: $1,250,000)		1,250
Total investment securities (cost: $27,526,000)		27,934
Other assets less liabilities		657
Net assets		$28,591

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,000, which represented .04% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $877,000, which represented 3.07% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

Asset Allocation FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 67.41%
		Value
Information technology 10.63%	Shares	(000)

Microsoft Corp.	14,325,000	$ 597,352
ASML Holding NV (New York registered)	2,162,000	201,650
Texas Instruments Inc.	3,000,000	143,370
Apple Inc.	1,400,000	130,102
AAC Technologies Holdings Inc.	19,000,000	123,677
Broadcom Corp., Class A	3,000,000	111,360
VeriSign, Inc.[1]	2,275,000	111,043
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	106,950
Cisco Systems, Inc.	4,000,000	99,400
Google Inc., Class A1	77,000	45,020
Google Inc., Class C	77,000	44,297
Concur Technologies, Inc.[1]	800,000	74,672
Amphenol Corp., Class A	175,000	16,859
		1,805,752
Consumer discretionary 10.38%

Comcast Corp., Class A	7,100,000	381,128
Amazon.com, Inc.[1]	1,002,500	325,592
Home Depot, Inc.	2,405,000	194,709
Twenty-First Century Fox, Inc., Class A	3,800,000	133,570
General Motors Co.	3,500,000	127,050
VF Corp.	1,800,000	113,400
Walt Disney Co.	1,150,000	98,601
Gentex Corp.	3,200,000	93,088
Toyota Motor Corp.	1,400,000	84,079
NIKE, Inc., Class B	1,040,000	80,652
Johnson Controls, Inc.	1,120,000	55,922
Hyatt Hotels Corp., Class A1	275,000	16,769
Naspers Ltd., Class N	140,000	16,481
Expedia, Inc.	200,000	15,752
Cooper-Standard Holdings Inc.[1]	209,793	13,880
Honda Motor Co., Ltd. (ADR)	375,000	13,121
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	—
Revel AC, Inc.[1,2,3]	91,401	—
		1,763,794
Financials 10.23%

JPMorgan Chase & Co.	4,750,000	273,695
ACE Ltd.	2,620,000	271,694
American Express Co.	2,600,000	246,662
American Tower Corp.	1,460,000	131,371
Citigroup Inc.	2,750,000	129,525
First Republic Bank	2,000,000	109,980
Capital One Financial Corp.	1,200,000	99,120
Marsh & McLennan Companies, Inc.	1,740,000	90,167
Common stocks
		Value
Financials (continued)	Shares	(000)

Goldman Sachs Group, Inc.	500,000	$ 83,720
Bank of America Corp.	5,000,000	76,850
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	63,525
Allstate Corp.	1,000,000	58,720
Arch Capital Group Ltd.[1]	860,000	49,398
Weyerhaeuser Co.[1]	600,000	19,854
Moody’s Corp.	225,000	19,724
Morgan Stanley	450,000	14,548
		1,738,553
Industrials 7.83%

Lockheed Martin Corp.	2,115,000	339,944
Boeing Co.	1,870,000	237,920
Cummins Inc.	1,030,000	158,919
General Electric Co.	5,300,000	139,284
Danaher Corp.	1,220,000	96,051
Rockwell Collins, Inc.	1,180,000	92,205
Fastenal Co.	1,800,000	89,082
Parker-Hannifin Corp.	700,000	88,011
Rolls-Royce Holdings PLC[1]	1,100,000	20,124
Rockwell Automation	140,000	17,522
Precision Castparts Corp.	60,000	15,144
United Technologies Corp.	130,000	15,008
Waste Connections, Inc.	275,000	13,351
CEVA Group PLC[1,2,4]	6,142	7,064
Atrium Corp.[1,2,4]	535	1
		1,329,630
Energy 7.37%

Chevron Corp.	1,625,000	212,144
Chesapeake Energy Corp.	6,700,000	208,236
Noble Energy, Inc.	2,000,000	154,920
Concho Resources Inc.[1]	900,000	130,050
Cobalt International Energy, Inc.[1]	5,000,000	91,750
Transocean Ltd.	2,000,000	90,060
Kinder Morgan, Inc.	2,150,000	77,959
Denbury Resources Inc.	4,000,000	73,840
Core Laboratories NV	400,000	66,824
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	51,205
Enbridge Inc.	875,450	41,558
Royal Dutch Shell PLC, Class B (ADR)	440,000	38,284
FMC Technologies, Inc.[1]	250,000	15,267
		1,252,097
Health care 6.73%

Merck & Co., Inc.	6,350,000	367,348
Johnson & Johnson	2,075,000	217,086
Pfizer Inc.	4,210,000	124,953
UnitedHealth Group Inc.	1,500,000	122,625
Incyte Corp.[1]	2,000,000	112,880
Gilead Sciences, Inc.[1]	1,000,000	82,910
Bristol-Myers Squibb Co.	1,280,000	62,093
Humana Inc.	304,000	38,827
PerkinElmer, Inc.	300,000	14,052
		1,142,774
Common stocks
		Value
Materials 5.05%	Shares	(000)

Dow Chemical Co.	3,000,000	$ 154,380
Monsanto Co.	900,000	112,266
FMC Corp.	1,500,000	106,785
LyondellBasell Industries NV, Class A	1,000,000	97,650
Mosaic Co.	1,850,000	91,482
Potash Corp. of Saskatchewan Inc.	2,226,400	84,514
Sealed Air Corp.	2,250,000	76,883
Nucor Corp.	1,500,000	73,875
Cliffs Natural Resources Inc.	2,700,000	40,635
Praxair, Inc.	135,000	17,933
NewPage Holdings Inc.[2,3]	21,920	1,952
		858,355
Consumer staples 4.72%

Unilever NV (New York registered)	3,445,000	150,753
Philip Morris International Inc.	1,550,000	130,681
Coca-Cola Co.	3,000,000	127,080
Kimberly-Clark Corp.	1,120,000	124,566
Nestlé SA	1,310,000	101,485
Colgate-Palmolive Co.	920,000	62,726
Procter & Gamble Co.	770,000	60,514
Altria Group, Inc.	425,000	17,825
PepsiCo, Inc.	150,000	13,401
Herbalife Ltd.	200,000	12,908
		801,939
Utilities 1.04%

PG&E Corp.	1,910,000	91,718
Exelon Corp.	1,250,000	45,600
Duke Energy Corp.	540,000	40,063
		177,381
Telecommunication services 0.54%

AT&T Inc.	1,500,000	53,040
Verizon Communications Inc.	775,000	37,921
		90,961
Miscellaneous 2.89%

Other common stocks in initial period of acquisition		491,492
Total common stocks (cost: $7,637,514,000)		11,452,728
Convertible securities 0.10%

Industrials 0.10%

CEVA Group PLC, Series A-2, 2.234% convertible preferred[2,3]	5,998	6,898
CEVA Group PLC, Series A-1, 3.234% convertible preferred[2]	6,267	9,557
Total convertible securities (cost: $15,028,000)		16,455
Bonds, notes & other debt instruments 25.11%
U.S. Treasury bonds & notes 11.25%	Principal amount	Value
U.S. Treasury 7.67%	(000)	(000)

U.S. Treasury 0.50% 2014	$100,130	$ 100,263
U.S. Treasury 2.625% 2014	105,000	105,230
U.S. Treasury 0.25% 2015	295,000	295,307
U.S. Treasury 1.50% 2016[5]	65,000	66,338
U.S. Treasury 2.00% 2016	10,500	10,785
U.S. Treasury 7.25% 2016	2,000	2,256
U.S. Treasury 0.875% 2017	50,000	50,061
U.S. Treasury 3.50% 2018	20,000	21,666
U.S. Treasury 1.50% 2019	400,000	399,704
U.S. Treasury 1.625% 2019	48,000	48,137
U.S. Treasury 6.25% 2023	20,235	26,685
U.S. Treasury 2.75% 2024	50,000	51,109
U.S. Treasury 3.75% 2041	18,000	19,511
U.S. Treasury 4.75% 2041	15,000	19,016
U.S. Treasury 3.125% 2043	90,000	86,448
		1,302,516
U.S. Treasury inflation-protected securities[6] 3.58%

U.S. Treasury Inflation-Protected Security 1.875% 2015	29,706	30,869
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,437	10,800
U.S. Treasury Inflation-Protected Security 0.125% 2018	49,222	50,858
U.S. Treasury Inflation-Protected Security 0.125% 2019	131,513	135,427
U.S. Treasury Inflation-Protected Security 0.625% 2024	193,025	199,976
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,196	3,943
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,465	14,016
U.S. Treasury Inflation-Protected Security 1.375% 2044	147,481	161,884
		607,773
Total U.S. Treasury bonds & notes		1,910,289
Corporate bonds & notes 7.99%
Financials 1.38%

CIT Group Inc. 5.00% 2017	5,700	6,088
CIT Group Inc. 5.25% 2018	1,125	1,211
CIT Group Inc. 3.875% 2019	12,350	12,574
CIT Group Inc., Series C, 5.50% 2019[4]	1,100	1,196
Wells Fargo & Co. 2.125% 2019	9,000	9,037
Wells Fargo & Co. 4.10% 2026	4,990	5,057
Realogy Corp., Letter of Credit, 4.50% 2016[7,8,9]	581	580
Realogy Corp. 4.50% 2019[4]	11,225	11,253
Hospitality Properties Trust 6.30% 2016	3,000	3,205
Hospitality Properties Trust 6.70% 2018	6,540	7,371
iStar Financial Inc. 4.00% 2017	7,275	7,330
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,703
Bank of America Corp., Series L, 2.65% 2019	3,500	3,551
Bank of America Corp. 4.00% 2024	5,500	5,630
Citigroup Inc. 2.50% 2018	4,000	4,070
Citigroup Inc. 3.75% 2024	5,000	5,021
Goldman Sachs Group, Inc. 2.625% 2019	6,000	6,086
Goldman Sachs Group, Inc. 3.85% 2024	3,000	2,996
Icahn Enterprises Finance Corp. 3.50% 2017	8,000	8,110
International Lease Finance Corp. 4.875% 2015	7,795	8,004
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Barclays Bank PLC 2.50% 2019	$ 7,685	$ 7,792
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,466
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,123
JPMorgan Chase & Co. 1.35% 2017	1,515	1,522
JPMorgan Chase & Co. 3.25% 2022	3,000	3,018
JPMorgan Chase & Co. 3.20% 2023	3,000	2,983
US Bancorp. 3.70% 2024	7,000	7,259
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,167
Bank of Nova Scotia 2.55% 2017	6,000	6,229
BPCE SA group 4.00% 2024	3,000	3,066
BPCE SA group 5.15% 2024[4]	2,955	3,124
BB&T Corp. 2.25% 2019	6,000	6,080
Prudential Financial, Inc. 3.50% 2024	6,000	5,991
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,806
American International Group, Inc. 3.375% 2020	5,500	5,722
Kimco Realty Corp. 6.875% 2019	2,375	2,859
Kimco Realty Corp. 3.125% 2023	2,820	2,717
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,995
DDR Corp. 3.50% 2021	1,000	1,019
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,005
Rabobank Nederland 4.625% 2023	4,640	4,911
MetLife Global Funding I 2.30% 2019[4]	4,720	4,770
Corporate Office Properties LP 5.25% 2024	3,595	3,857
Morgan Stanley, Series F, 3.875% 2024	3,500	3,548
Toronto-Dominion Bank 2.375% 2016	3,000	3,106
HSBC Holdings PLC 4.25% 2024	3,000	3,092
Ocwen Financial Corp. 6.625% 2019[4]	2,725	2,820
Prologis, Inc. 4.25% 2023	2,495	2,608
Essex Portfolio L.P. 3.875% 2024[4]	2,115	2,153
Lloyds Banking Group PLC 2.30% 2018	1,810	1,839
American Campus Communities, Inc. 4.125% 2024	555	563
Brandywine Operating Partnership, LP 3.95% 2023	380	383
		233,666
Health care 1.30%

inVentiv Health Inc. 9.00% 2018[4]	5,250	5,670
inVentiv Health Inc. 11.00% 2018[4]	11,260	10,781
inVentiv Health Inc. 11.00% 2018[4]	4,802	4,610
VPI Escrow Corp. 6.75% 2018[4]	6,450	6,966
VPI Escrow Corp. 6.375% 2020[4]	7,530	8,029
VPI Escrow Corp. 7.50% 2021[4]	4,260	4,734
Tenet Healthcare Corp., First Lien, 4.75% 2020	4,675	4,804
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,373
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,762
Forest Laboratories, Inc. 4.375% 2019[4]	4,585	4,958
Forest Laboratories, Inc. 4.875% 2021[4]	1,925	2,105
Forest Laboratories, Inc. 5.00% 2021[4]	7,140	7,842
Kinetic Concepts, Inc. 10.50% 2018	8,030	9,094
Kinetic Concepts, Inc. 12.50% 2019	4,600	5,313
HCA Inc. 3.75% 2019	14,175	14,334
Multiplan Inc., Term Loan B, 4.00% 2021[7,8,9]	11,430	11,412
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[7,8,9]	3,085	3,069
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[7,8,9]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[7,8,9,10]	4,832	4,807
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Novartis Capital Corp. 2.90% 2015	$ 6,000	$ 6,129
Novartis Capital Corp. 3.40% 2024	3,660	3,713
INC Research LLC 11.50% 2019[4]	8,275	9,434
Centene Corp. 5.75% 2017	3,945	4,310
Centene Corp. 4.75% 2022	4,485	4,558
DJO Finance LLC 9.75% 2017	2,835	2,984
DJO Finance LLC 7.75% 2018	2,925	3,086
DJO Finance LLC 9.875% 2018	2,455	2,664
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,044
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,189
VWR Funding, Inc. 7.25% 2017	6,925	7,349
McKesson Corp. 3.796% 2024	7,000	7,166
Pfizer Inc. 2.10% 2019	7,000	7,041
Gilead Sciences, Inc. 3.05% 2016	4,300	4,508
Gilead Sciences, Inc. 3.70% 2024	2,160	2,221
Celgene Corp 3.625% 2024	6,445	6,469
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	4,660	4,698
Symbion Inc. 8.00% 2016	4,000	4,200
AbbVie Inc. 4.40% 2042	3,140	3,055
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[7,8,9]	2,445	2,473
PRA Holdings, Inc. 9.50% 2023[4]	2,100	2,344
LifePoint Hospitals, Inc. 5.50% 2021[4]	1,500	1,575
		220,261
Telecommunication services 1.15%

Sprint Nextel Corp. 8.375% 2017	3,700	4,334
Sprint Nextel Corp. 9.125% 2017	2,750	3,228
Sprint Nextel Corp. 7.00% 2020	5,200	5,778
Sprint Nextel Corp. 11.50% 2021	3,700	5,013
Sprint Corp. 7.875% 2023[4]	14,000	15,610
Wind Acquisition SA 7.25% 2018[4]	3,875	4,098
Wind Acquisition SA 7.25% 2018[4]	3,600	3,807
Wind Acquisition SA 7.375% 2018	€2,835	4,105
Wind Acquisition SA 4.75% 2020[4]	$ 6,050	6,110
Wind Acquisition SA 7.375% 2021[4]	7,950	8,506
T-Mobile US, Inc. 6.542% 2020	6,475	7,017
MetroPCS Wireless, Inc. 6.25% 2021	6,775	7,224
MetroPCS Wireless, Inc. 6.625% 2023	8,550	9,320
NII Capital Corp. 10.00% 2016	9,700	3,056
NII Capital Corp. 7.875% 2019[4]	5,225	4,559
NII Capital Corp. 8.875% 2019	3,800	1,520
NII Capital Corp. 11.375% 2019[4]	5,860	5,230
NII Capital Corp. 7.625% 2021	13,670	3,998
Telecom Italia Capital SA 6.999% 2018	6,325	7,290
Telecom Italia Capital SA 7.175% 2019	7,000	8,124
Telecom Italia Capital SA 7.721% 2038	1,000	1,158
Numerical Group SA, First Lien, 4.875% 2019[4]	11,350	11,662
LightSquared, Term Loan B, 12.00% 2014[8,9,10,11]	8,325	10,905
Trilogy International Partners, LLC 10.25% 2016[4]	10,000	10,325
Verizon Communications Inc. 3.45% 2021	3,555	3,678
Verizon Communications Inc. 6.55% 2043	4,725	5,958
France Télécom 4.125% 2021	5,000	5,376
Orange SA 5.50% 2044	3,000	3,357
Frontier Communications Corp. 8.125% 2018	7,200	8,460
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Deutsche Telekom International Finance BV 9.25% 2032	$ 3,870	$ 6,149
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	210
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,383
Intelsat Jackson Holding Co. 6.625% 2022	4,300	4,510
SoftBank Corp. 4.50% 2020[4]	3,850	3,927
SBC Communications Inc. 5.10% 2014	1,125	1,135
		196,120
Industrials 0.96%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	3,795	4,009
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,750	6,038
Navios Maritime Holdings Inc. 7.375% 2022[4]	9,150	9,447
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	18,529
General Electric Co. 2.70% 2022	6,535	6,426
General Electric Capital Corp. 3.45% 2024	5,000	5,025
General Electric Co. 4.125% 2042	2,500	2,475
Nortek Inc. 10.00% 2018	4,800	5,196
Nortek Inc. 8.50% 2021	7,845	8,708
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	5,266
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	2,050
R.R. Donnelley & Sons Co. 7.00% 2022	4,200	4,652
R.R. Donnelley & Sons Co. 6.50% 2023	400	420
US Investigations Services, Inc., Term Loan B, 5.00% 2015[7,8,9]	301	298
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,249
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,440
Altegrity, Inc. 9.50% 2019[4]	4,300	4,300
HD Supply, Inc. 11.50% 2020	7,385	8,862
Jeld-Wen Escrow Corp. 12.25% 2017[4]	7,750	8,409
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,463
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,357
Euramax International, Inc. 9.50% 2016	6,965	6,965
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,675	1,696
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,380	4,544
ADT Corp. 4.125% 2019	5,900	5,952
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,8]	4,690	5,100
Ply Gem Industries, Inc. 6.50% 2022[4]	4,575	4,432
Norfolk Southern Corp. 5.75% 2016	2,255	2,423
Norfolk Southern Corp. 5.75% 2018	1,075	1,228
Norfolk Southern Corp. 4.837% 2041	67	71
Atlas Copco AB 5.60% 2017[4]	2,750	3,053
Builders Firstsource 7.625% 2021[4]	2,800	3,003
United Technologies Corp. 4.50% 2042	2,400	2,519
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	943	927
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	684	672
CEVA Group PLC, Letter of Credit, 6.50% 2021[7,8,9]	650	639
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	118	116
Volvo Treasury AB 5.95% 2015[4]	2,205	2,290
Union Pacific Corp. 3.646% 2024	1,295	1,350
AerCap Holdings NV 2.75% 2017[4]	1,300	1,310
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[7,8,9]	1,240	1,255
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[7,8,9]	507	484
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[2,7,8,9]	490	465
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	38	41
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	7	7
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	50	54
		163,215
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 0.86%	(000)	(000)

Peabody Energy Corp. 6.00% 2018	$13,860	$ 14,518
Peabody Energy Corp. 6.25% 2021	1,875	1,877
StatoilHydro ASA 1.80% 2016	4,000	4,090
StatoilHydro ASA 2.65% 2024	4,000	3,850
Statoil ASA 4.25% 2041	2,000	2,021
Enbridge Inc. 4.00% 2023	8,500	8,855
Williams Partners LP 4.00% 2021	195	204
Williams Partners LP 4.50% 2023	5,000	5,311
Williams Partners LP 3.90% 2025	2,500	2,515
Williams Partners LP 5.40% 2044	385	414
Enterprise Products Operating LLC 5.20% 2020	1,710	1,955
Enterprise Products Operating LLC 3.90% 2024	6,000	6,220
Sabine Pass Liquefaction, LLC 5.625% 2021	600	637
Sabine Pass Liquefaction, LLC 5.75% 2024[4]	6,850	7,150
Exxon Mobil Corp. 1.819% 2019	7,000	7,051
Teekay Corp. 8.50% 2020	5,680	6,589
Alpha Natural Resources, Inc. 9.75% 2018	4,115	3,786
Alpha Natural Resources, Inc. 6.00% 2019	675	494
Alpha Natural Resources, Inc. 7.50% 2020[4]	1,450	1,407
Alpha Natural Resources, Inc. 6.25% 2021	875	623
Cenovus Energy Inc. 3.80% 2023	6,000	6,194
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,216
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,286
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,675
Halliburton Co. 2.00% 2018	6,000	6,067
Kinder Morgan Energy Partners, LP 3.50% 2021	4,000	4,060
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,934
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,825
Petróleos Mexicanos 3.50% 2018	4,900	5,162
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,829
Total Capital International 3.70% 2024	4,000	4,147
Arch Coal, Inc. 7.00% 2019	2,300	1,754
Arch Coal, Inc. 8.00% 2019[4]	700	695
Arch Coal, Inc. 9.875% 2019	325	279
Arch Coal, Inc. 7.25% 2021	1,525	1,121
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	3,425	3,571
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,362
Devon Energy Corp. 4.75% 2042	2,500	2,603
CONSOL Energy Inc. 8.25% 2020	2,370	2,577
Ecopetrol SA 5.875% 2045	1,825	1,900
Anadarko Petroleum Corp. 6.45% 2036	1,370	1,750
Diamond Offshore Drilling, Inc. 4.875% 2043	1,245	1,258
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	1,100	1,198
		146,030
Consumer discretionary 0.72%

DISH DBS Corp. 4.25% 2018	16,775	17,488
DISH DBS Corp. 5.125% 2020	2,800	2,951
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	5,325	5,361
Time Warner Inc. 4.05% 2023	4,630	4,809
Time Warner Inc. 4.65% 2044	2,000	1,966
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	10,640	9,895
MGM Resorts International 8.625% 2019	7,975	9,540
Comcast Corp. 5.65% 2035	1,750	2,068
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Comcast Corp. 4.75% 2044	$ 5,500	$ 5,830
Caesars Entertainment Operating Co. 11.25% 2017	6,420	5,906
Caesars Entertainment Operating Co. 9.00% 2020	2,370	1,985
Cox Communications, Inc. 2.95% 2023[4]	7,000	6,654
Boyd Gaming Corp. 9.125% 2018	5,945	6,354
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,197
Home Depot, Inc. 2.00% 2019	5,500	5,509
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,165
Thomson Reuters Corp. 6.50% 2018	140	164
Thomson Reuters Corp. 4.30% 2023	4,500	4,724
Dollar General Corp. 3.25% 2023	4,650	4,398
General Motors Financial Co. 3.25% 2018	4,025	4,085
Time Warner Cable Inc. 6.75% 2018	3,345	3,961
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,856
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	2,300	2,302
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,175	1,272
Neiman Marcus Group LTD Inc. 8.75% 2021[4,7,10]	575	630
Univision Communications Inc. 6.875% 2019[4]	830	888
		122,958
Materials 0.50%

FMG Resources 6.00% 2017[4]	12,085	12,516
FMG Resources 6.875% 2018[4]	6,135	6,457
Reynolds Group Inc. 5.75% 2020	14,580	15,455
First Quantum Minerals Ltd. 6.75% 2020[4]	6,027	6,238
First Quantum Minerals Ltd. 7.00% 2021[4]	4,977	5,145
First Quantum Minerals Ltd. 7.25% 2022[4]	2,800	2,926
ArcelorMittal 6.00% 2021[7]	3,040	3,302
ArcelorMittal 7.25% 2041[7]	7,345	7,841
Holcim Ltd. 5.15% 2023[4]	6,165	6,812
Walter Energy, Inc. 9.50% 2019[4]	4,550	4,635
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,430
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,933
International Paper Co. 7.30% 2039	2,005	2,711
Ecolab Inc. 3.00% 2016	2,545	2,663
		85,064
Information technology 0.41%

Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	1,990	1,998
Freescale Semiconductor, Inc. 5.00% 2021[4]	10,495	10,810
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,700	11,422
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,525	3,657
Alcatel-Lucent USA Inc. 6.75% 2020[4]	200	214
Alcatel-Lucent USA Inc. 8.875% 2020[4]	5,690	6,472
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	6,083	6,113
SRA International, Inc. 11.00% 2019	3,865	4,165
NXP BV and NXP Funding LLC 3.75% 2018[4]	8,825	8,891
First Data Corp. 11.75% 2021	7,400	8,806
Oracle Corp. 2.25% 2019	7,500	7,492
		70,040
Utilities 0.40%

MidAmerican Energy Co. 5.95% 2017	1,375	1,565
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,429
MidAmerican Energy Co. 2.40% 2019	3,000	3,059
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	$3,500	$ 3,582
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,952
Pacific Gas and Electric Co. 3.85% 2023	6,214	6,478
Pacific Gas and Electric Co. 3.75% 2024	3,065	3,173
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,074
Northern States Power Co. 4.125% 2044	6,000	6,024
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,503
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,112
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,284
Tampa Electric Co. 4.35% 2044	5,260	5,388
Electricité de France SA 6.95% 2039[4]	4,000	5,327
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,158
American Electric Power Co. 2.95% 2022	4,020	3,912
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,068
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	527	553
		67,641
Consumer staples 0.31%

SABMiller Holdings Inc. 3.75% 2022[4]	5,500	5,702
SABMiller Holdings Inc. 4.95% 2042[4]	2,055	2,225
Altria Group, Inc. 4.50% 2043	6,000	5,797
Philip Morris International Inc. 3.60% 2023	5,270	5,453
Rite Aid Corp. 10.25% 2019	3,755	4,046
Rite Aid Corp. 8.00% 2020	900	994
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,498
Kraft Foods Inc. 2.25% 2017	2,560	2,630
Kraft Foods Inc. 5.375% 2020	1,570	1,788
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,968
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,847
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,213
Pernod Ricard SA 2.95% 2017[4]	3,000	3,121
Kroger Co. 4.00% 2024	2,535	2,633
Reynolds American Inc. 4.85% 2023	2,110	2,264
		52,179
Total corporate bonds & notes		1,357,174
Mortgage-backed obligations[8] 4.54%

Fannie Mae 6.00% 2021	86	95
Fannie Mae 6.00% 2026	806	907
Fannie Mae 2.50% 2027	1,191	1,212
Fannie Mae 2.50% 2028	1,924	1,957
Fannie Mae 2.50% 2028	1,920	1,953
Fannie Mae 2.50% 2028	1,919	1,952
Fannie Mae 2.50% 2028	1,919	1,952
Fannie Mae 2.50% 2028	1,900	1,932
Fannie Mae 2.50% 2028	1,885	1,917
Fannie Mae 2.50% 2028	1,712	1,741
Fannie Mae 2.50% 2028	1,625	1,653
Fannie Mae 2.50% 2028	1,585	1,612
Fannie Mae 2.50% 2028	1,551	1,577
Fannie Mae 2.50% 2028	1,515	1,541
Fannie Mae 2.50% 2028	1,464	1,489
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 1,453	$ 1,478
Fannie Mae 2.50% 2028	1,406	1,430
Fannie Mae 2.50% 2028	1,396	1,420
Fannie Mae 2.50% 2028	1,393	1,417
Fannie Mae 2.50% 2028	1,344	1,367
Fannie Mae 2.50% 2028	1,320	1,343
Fannie Mae 2.50% 2028	1,289	1,311
Fannie Mae 2.50% 2028	1,189	1,210
Fannie Mae 2.50% 2028	1,152	1,172
Fannie Mae 2.50% 2028	1,130	1,149
Fannie Mae 2.50% 2028	1,104	1,123
Fannie Mae 2.50% 2028	963	980
Fannie Mae 2.50% 2028	963	979
Fannie Mae 2.50% 2028	945	961
Fannie Mae 2.50% 2028	943	959
Fannie Mae 2.50% 2028	938	954
Fannie Mae 2.50% 2028	934	950
Fannie Mae 2.50% 2028	894	909
Fannie Mae 2.50% 2028	90	92
Fannie Mae 5.50% 2033	1,351	1,516
Fannie Mae 5.50% 2033	934	1,048
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	281	257
Fannie Mae 5.50% 2036	2,151	2,416
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	704	774
Fannie Mae 5.50% 2037	735	826
Fannie Mae 5.50% 2037	502	562
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	139	152
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	93	102
Fannie Mae 6.00% 2037	5,228	5,880
Fannie Mae 6.00% 2037	83	94
Fannie Mae 6.00% 2038	10,954	12,322
Fannie Mae 6.00% 2038	3,474	3,908
Fannie Mae 6.00% 2038	3,121	3,516
Fannie Mae 6.00% 2038	230	259
Fannie Mae 6.00% 2038	162	182
Fannie Mae 6.00% 2038	139	156
Fannie Mae 6.00% 2039	4	4
Fannie Mae 4.00% 2040	8,564	9,097
Fannie Mae 4.19% 2040[7]	746	792
Fannie Mae 4.00% 2041	6,959	7,400
Fannie Mae 4.00% 2041	5,329	5,667
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	313	365
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	77	91
Fannie Mae 4.00% 2042	38,549	40,978
Fannie Mae 4.00% 2043	13,417	14,288
Fannie Mae 4.00% 2043	10,134	10,791
Fannie Mae 4.00% 2043	5,513	5,877
Fannie Mae 4.00% 2043	4,720	5,027
Fannie Mae 4.00% 2043	4,481	4,771
Fannie Mae 4.00% 2043	3,615	3,853
Fannie Mae 4.00% 2043	3,331	3,543
Fannie Mae 4.00% 2043	3,252	3,463
Fannie Mae 4.00% 2043	1,080	1,148
Fannie Mae 3.50% 2044[12]	88,608	91,142
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 4.00% 2044[12]	$ 98,000	$ 103,941
Fannie Mae 4.50% 2044[12]	146,000	158,065
Fannie Mae 6.00% 2044[12]	24,158	27,200
Fannie Mae 7.00% 2047	291	324
Fannie Mae 7.00% 2047	188	210
Fannie Mae 7.00% 2047	12	13
Freddie Mac 5.00% 2023	514	558
Freddie Mac 6.00% 2026	1,972	2,221
Freddie Mac, Series T-041, Class 3-A, 6.732% 2032[7]	480	551
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,654	1,865
Freddie Mac, Series 3312, Class PA, 5.50% 2037	1,549	1,715
Freddie Mac 5.00% 2038	3,756	4,160
Freddie Mac 6.50% 2038	574	647
Freddie Mac 4.50% 2039	588	636
Freddie Mac 5.00% 2040	5,385	5,972
Freddie Mac 4.00% 2043	10,932	11,608
Freddie Mac 4.00% 2043	6,395	6,802
Freddie Mac 4.00% 2043	6,325	6,719
Freddie Mac 4.00% 2043	4,019	4,280
Freddie Mac 4.00% 2043	3,937	4,183
Government National Mortgage Assn. 3.50% 2044[12]	30,000	31,223
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[7]	1,963	1,964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	5,846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	5,017	5,242
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[7]	8,543	9,433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,206
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[7]	2,913	3,137
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,921
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7]	5,000	5,534
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	1,644	1,804
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	5,500	6,121
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[7]	2,570	2,931
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[7]	9,100	10,025
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,274
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	3,000	3,290
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.14% 2051[7]	3,000	3,350
Aventura Mall Trust, Series A, 3.867% 2032[4,7]	5,500	5,846
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[4,7]	1,700	1,703
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	814	839
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7]	2,320	2,557
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7]	2,585	2,879
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7]	1,430	1,619
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[7]	4,000	4,448
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[7]	3,919	4,343
Commonwealth Bank of Australia 0.75% 2017[4]	3,000	3,009
National Australia Bank 1.25% 2018[4]	3,000	2,969
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[7]	2,674	2,683
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[7]	2,164	2,251
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,791	1,883
		771,961
Federal agency bonds & notes 1.08%

Freddie Mac 2.50% 2016	18,000	18,698
Freddie Mac 0.75% 2018	40,300	39,662
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	5,000	4,961
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[8]	$ 3,440	$ 3,419
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	3,837	3,848
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[8]	2,820	2,855
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,175	4,371
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[8]	4,776	4,764
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	4,000	3,938
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[8]	4,500	4,393
Freddie Mac 2.375% 2022	13,750	13,733
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	3,680	3,633
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	4,000	4,001
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[8]	6,655	6,912
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[8]	5,500	5,479
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[8]	2,490	2,567
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	5,900	6,074
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[8]	4,500	4,335
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	2,145	2,084
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	5,242	5,190
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	4,000	4,026
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	7,530	7,833
Fannie Mae, Series 2014-M1, multifamily 3.506% 2023[7,8]	9,000	9,367
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	6,450	6,805
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,8]	7,000	7,364
CoBank, ACB 0.831% 2022[4,7]	3,805	3,434
		183,746
Bonds & notes of governments outside the U.S. 0.20%

Spanish Government 4.00% 2018[4]	18,000	19,307
United Mexican States Government Global 5.55% 2045	5,000	5,700
Colombia (Republic of) Global 5.625% 2044	5,000	5,625
Province of Manitoba 3.05% 2024	2,600	2,626
Latvia (Republic of) 2.75% 2020	1,500	1,489
		34,747
Asset-backed obligations[8] 0.05%

Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018	4,060	4,062
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018	1,900	1,901
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,578	1,632
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	328	336
		7,931
Total bonds, notes & other debt instruments (cost: $4,182,892,000)		4,265,848
Short-term securities 9.29%

Federal Home Loan Bank 0.05%–0.15% due 7/16/2014–12/19/2014	376,500	376,469
Freddie Mac 0.055%–0.14% due 9/12/2014–11/26/2014	209,400	209,366
Federal Farm Credit Banks 0.10%–0.15% due 8/25/2014–2/2/2015	123,600	123,564
Fannie Mae 0.055%–0.15% due 7/24/2014–1/5/2015	109,200	109,174
IBM Corp. 0.09% due 7/28/2014–9/3/2014[4]	105,000	104,993
Coca-Cola Co. 0.13%–0.16% due 7/14/2014–12/2/2014[4]	80,800	80,766
Abbott Laboratories 0.08%–0.10% due 7/21/2014–9/15/2014[4]	79,200	79,189
Chariot Funding, LLC 0.26%–0.28% due 12/1/2014–12/9/2014[4]	65,800	65,747
United Parcel Service Inc. 0.12% due 10/1/2014–10/2/2014[4]	58,500	58,480
	Principal amount	Value
Short-term securities	(000)	(000)

John Deere Financial Ltd. 0.09% due 7/9/2014–7/21/2014[4]	$36,500	$ 36,499
John Deere Cash Management SA 0.08% due 7/24/2014[4]	18,800	18,798
Chevron Corp. 0.07% due 7/23/2014–7/28/2014[4]	55,000	54,996
Procter & Gamble Co. 0.08%–0.10% due 7/31/2014–8/20/2014[4]	46,700	46,696
Apple Inc. 0.07% due 7/11/2014[4]	35,000	34,999
Walt Disney Co. 0.08% due 7/31/2014[4]	32,600	32,598
Army and Air Force Exchange Service 0.09% due 7/1/2014[4]	30,000	30,000
Wal-Mart Stores, Inc. 0.10% due 7/28/2014[4]	25,000	24,999
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/14/2014	22,700	22,699
Emerson Electric Co. 0.10% due 7/1/2014[4]	20,000	20,000
Paccar Financial Corp. 0.08% due 7/16/2014	20,000	19,999
eBay Inc. 0.11% due 8/12/2014[4]	20,000	19,998
Private Export Funding Corp. 0.18%–0.26% due 11/19/2014–1/22/2015[4]	9,100	9,092
Total short-term securities (cost: $1,579,020,000)		1,579,121
Total investment securities (cost: $13,414,454,000)		17,314,152
Other assets less liabilities		(324,880)
Net assets		$16,989,272

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $28,423,000, which represented .17% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.234% convertible preferred	3/10/2010–1/23/2012	$ 8,674	$ 6,898.04%
NewPage Holdings Inc.	6/22/2011–9/9/2011	3,665	1,952.01
Revel AC, Inc.	2/14/2011–10/25/2012	8,939	—	.00
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,911	—	.00
Total restricted securities		$29,189	$8,850.05%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,171,246,000, which represented 6.89% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,085,000, which represented ..05% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,962,000, which represented .36% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion or all of this security purchased on a TBA basis.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CVR = Contingent Value Rights

TBA = To be announced

€ = Euros

Global Balanced FundSM

Investment portfolio

June 30, 2014

unaudited

Common stocks 64.20%
		Value
Financials 11.31%	Shares	(000)

ORIX Corp.	167,000	$ 2,768
Link Real Estate Investment Trust	414,509	2,230
Bankia, SA1	1,019,000	1,976
Banco Santander, SA1	183,150	1,913
Deutsche Bank AG	51,750	1,821
JPMorgan Chase & Co.	30,700	1,769
Sumitomo Mitsui Financial Group, Inc.	35,500	1,487
BNP Paribas SA	19,230	1,305
Prudential PLC	56,000	1,285
Wells Fargo & Co.	24,000	1,261
Banco Bilbao Vizcaya Argentaria, SA	91,764	1,170
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	84,000	1,115
AXA SA	40,300	963
AIA Group Ltd.	180,000	905
HSBC Holdings PLC	75,000	761
Raiffeisen Bank International AG, non-registered shares	19,227	614
Suncorp Group Ltd.	30,564	390
Goldman Sachs Group, Inc.	2,000	335
		24,068
Industrials 10.99%

Cummins Inc.	19,200	2,962
General Electric Co.	93,700	2,463
Boeing Co.	17,000	2,163
BAE Systems PLC	259,400	1,922
Schneider Electric SE	20,000	1,883
KONE Oyj, Class B	41,600	1,736
Robert Half International Inc.	30,000	1,432
Randstad Holding NV	22,947	1,244
ASSA ABLOY AB, Class B	22,000	1,119
Rolls-Royce Holdings PLC[1]	59,300	1,085
Geberit AG	3,000	1,053
AB Volvo, Class B	70,000	965
Siemens AG	6,300	832
TransDigm Group Inc.	4,500	753
Abertis Infraestructuras, SA, Class A	27,825	640
Deere & Co.	7,000	634
International Consolidated Airlines Group, SA (CDI)[1]	80,000	507
		23,393
Consumer staples 9.53%

Nestlé SA	40,240	3,117
Pernod Ricard SA	22,220	2,668
Lorillard, Inc.	33,900	2,067
Lenta Ltd. (GDR)[1,2]	95,000	1,225
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Lenta Ltd. (GDR)[1]	46,700	$ 603
SABMiller PLC	28,500	1,653
Altria Group, Inc.	31,000	1,300
Imperial Tobacco Group PLC	26,700	1,202
Kimberly-Clark Corp.	10,000	1,112
Philip Morris International Inc.	12,700	1,071
Costco Wholesale Corp.	8,570	987
PepsiCo, Inc.	11,000	983
British American Tobacco PLC	15,950	949
Procter & Gamble Co.	10,000	786
Anheuser-Busch InBev NV (ADR)	5,000	575
		20,298
Information technology 8.78%

ASML Holding NV	47,969	4,467
Microsoft Corp.	103,000	4,295
OMRON Corp.	60,000	2,529
Murata Manufacturing Co., Ltd.	12,600	1,179
Texas Instruments Inc.	24,500	1,171
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	1,017
Google Inc., Class A1	800	468
Google Inc., Class C1	800	460
Cisco Systems, Inc.	36,000	894
Nintendo Co., Ltd.	7,400	886
STMicroelectronics NV	75,000	673
KLA-Tencor Corp.	9,000	654
		18,693
Health care 6.42%

Merck & Co., Inc.	72,120	4,172
Humana Inc.	12,780	1,632
Novartis AG	15,160	1,373
AstraZeneca PLC	16,000	1,188
Novo Nordisk A/S, Class B	25,000	1,151
Bayer AG	8,000	1,130
Bristol-Myers Squibb Co.	23,000	1,116
Gilead Sciences, Inc.[1]	13,100	1,086
Pfizer Inc.	28,000	831
		13,679
Consumer discretionary 6.15%

SES SA, Class A (FDR)	50,700	1,923
HUGO BOSS AG	11,600	1,734
Home Depot, Inc.	21,030	1,703
Daimler AG	15,380	1,440
Amazon.com, Inc.[1]	4,100	1,332
Tiffany & Co.	12,600	1,263
Comcast Corp., Class A	21,930	1,177
Industria de Diseño Textil, SA	6,420	988
General Motors Co.	22,500	817
Carnival Corp., units	19,000	715
		13,092
Common stocks
		Value
Materials 3.85%	Shares	(000)

Dow Chemical Co.	37,000	$ 1,904
MeadWestvaco Corp.	34,000	1,505
Potash Corp. of Saskatchewan Inc.	31,000	1,177
OJSC ALROSA[1]	715,109	880
E.I. du Pont de Nemours and Co.	12,000	785
Nucor Corp.	12,000	591
Rio Tinto PLC	11,000	585
L’Air Liquide SA3	2,556	345
L’Air Liquide SA, bonus shares[3]	1,724	233
Cliffs Natural Resources Inc.	13,000	195
		8,200
Energy 3.75%

Royal Dutch Shell PLC, Class B	69,720	3,033
Chevron Corp.	11,030	1,440
ConocoPhillips	15,406	1,321
Spectra Energy Corp	27,800	1,181
Enbridge Inc.	21,055	999
		7,974
Telecommunication services 2.27%

Deutsche Telekom AG	60,000	1,052
OJSC MegaFon (GDR)[1,2]	31,000	976
Orange	60,000	947
HKT Trust, units	600,000	707
Verizon Communications Inc.	13,850	678
Telstra Corp. Ltd.	96,500	474
		4,834
Utilities 1.14%

EDP — Energias de Portugal, SA	485,000	2,433
Miscellaneous 0.01%

Other common stocks in initial period of acquisition		14
Total common stocks (cost: $108,347,000)		136,678
Preferred securities 0.08%

Financials 0.08%

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	166
Total preferred securities (cost: $150,000)		166
Rights & warrants 0.02%

Miscellaneous 0.02%

Other rights & warrants in initial period of acquisition		32
Total rights & warrants (cost: $0)		32
Convertible securities 0.44%
	Principal amount	Value
Consumer staples 0.44%	(000)	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	$ 947
Total convertible securities (cost: $1,198,000)		947
Bonds, notes & other debt instruments 31.30%

Bonds & notes of governments outside the U.S. 16.02%

Japanese Government, Series 86, 0.60% 2014	¥ 20,000	198
Japanese Government, Series 269, 1.30% 2015	12,500	124
Japanese Government, Series 336, 0.10% 2016	5,000	49
Japanese Government, Series 115, 0.20% 2018	120,000	1,188
Japanese Government, Series 315, 1.20% 2021	130,000	1,364
Japanese Government, Series 17, 0.10% 2023[4]	20,500	220
Japanese Government, Series 116, 2.20% 2030	20,000	230
Japanese Government, Series 136, 1.60% 2032	5,000	52
Japanese Government, Series 36, 2.00% 2042	20,000	213
United Kingdom 2.75% 2015	£370	641
United Kingdom 2.00% 2016	150	261
United Kingdom 1.25% 2018	70	117
United Kingdom 3.75% 2020	75	140
United Kingdom 3.75% 2021	150	281
United Kingdom 1.75% 2022	300	483
United Kingdom 2.25% 2023	355	587
United Kingdom 5.00% 2025	100	206
United Kingdom 4.50% 2034	60	121
United Kingdom 4.75% 2038	70	148
United Kingdom 4.25% 2040	50	99
United Kingdom 3.25% 2044	50	83
United Kingdom 4.25% 2046	180	360
German Government 4.25% 2014	€150	205
German Government, Series 6, 4.00% 2016	100	148
German Government, Series 8, 4.25% 2018	430	685
German Government 1.75% 2020[4]	220	342
German Government 3.00% 2020	500	786
German Government 2.25% 2021	60	91
German Government 2.00% 2022	550	818
German Government 2.50% 2044	100	147
United Mexican States Government, Series M10, 8.00% 2015	MXN 1,800	148
United Mexican States Government, Series M10, 7.75% 2017	5,500	475
United Mexican States Government 4.00% 2019[4]	3,079	268
United Mexican States Government, Series M, 6.50% 2021	13,000	1,078
United Mexican States Government 2.00% 2022[4]	3,592	277
United Mexican States Government, Series M20, 10.00% 2024	4,300	443
United Mexican States Government, Series M30, 10.00% 2036	2,500	269
United Mexican States Government 4.00% 2040[4]	2,566	224
Spanish Government 4.00% 2018[2]	$500	536
Spanish Government 5.40% 2023	€1,070	1,801
Spanish Government 2.75% 2024	390	533
Polish Government, Series 1017, 5.25% 2017	PLN 700	249
Polish Government, Series 1020, 5.25% 2020	3,250	1,198
Polish Government, Series 1021, 5.75% 2021	2,070	791
Polish Government 5.00% 2022	$200	223
Polish Government 4.00% 2024	135	141
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Italian Government 4.25% 2020	€750	$ 1,173
Italian Government 5.50% 2022	425	715
Italian Government 4.50% 2024	400	630
Netherlands Government Eurobond 3.25% 2015	60	85
Netherlands Government 1.00% 2017	$100	101
Netherlands Government Eurobond 4.00% 2019	€150	241
Netherlands Government Eurobond 2.25% 2022	625	930
Netherlands Government Eurobond 2.00% 2024	125	179
Netherlands Government Eurobond 5.50% 2028	100	197
Swedish Government, Series 1049, 4.50% 2015	SKr1,250	196
Swedish Government, Series 1047, 5.00% 2020	6,250	1,150
South Korean Government 5.50% 2017	KRW 97,550	105
South Korean Government, Series 2106, 4.25% 2021	412,000	439
South Korean Government, Series 2206, 3.75% 2022	418,150	433
South Korean Government, Series 2303, 3.00% 2023	131,200	129
French Government O.A.T. Eurobond 0.25% 2015	€ 50	69
French Government O.A.T. Eurobond 1.00% 2018	300	421
French Government O.A.T. Eurobond 3.25% 2045	240	366
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	172
Colombia (Republic of) Global 4.375% 2021	$400	430
Colombia (Republic of), Series B, 6.00% 2028	COP313,000	152
Irish Government 4.50% 2020	€100	162
Irish Government 5.00% 2020	100	168
Irish Government 3.90% 2023	110	172
Irish Government 5.40% 2025	100	174
Israeli Government 4.00% 2022	$200	214
Israeli Government 3.15% 2023	400	400
Russian Federation 6.20% 2018	RUB 6,900	193
Russian Federation 7.50% 2018	11,600	337
Australian Government, Series 122, 5.25% 2019	A$500	519
Brazil (Federal Republic of) 10.00% 2018	BRL1,135	489
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,525	323
South Africa (Republic of), Series R-214, 6.50% 2041	1,900	133
Belgium (Kingdom of), Series 68, 2.25% 2023	€300	437
Bermudan Government 5.603% 2020	$200	224
Bermudan Government 4.854% 2024[2]	200	212
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	400
Brazil (Federal Republic of) 10.00% 2025	BRL1,000	399
Indonesia (Republic of) 5.875% 2020	$300	334
Malaysian Government, Series 0214, 3.394% 2017	MYR900	280
State of Qatar 3.125% 2017[2]	$250	264
Lithuania (Republic of) 6.625% 2022	200	242
Norwegian Government 4.25% 2017	NKr1,370	241
Morocco Government 4.25% 2022	$200	201
Latvia (Republic of) 2.625% 2021	€100	143
Chilean Government 5.50% 2020	CLP50,000	95
		34,110
Corporate bonds & notes 7.41%
Financials 2.20%

Barclays Bank PLC 2.50% 2019	$200	203
Barclays Bank Plc 6.625% 2022	€140	239
Lloyds Banking Group PLC 6.50% 2020	210	350
Bank of America Corp. 4.00% 2024	$325	333
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Westfield Group 7.125% 2018[2]	$ 50	$ 61
Westfield Group 6.75% 2019[2]	100	125
Westfield Group 4.625% 2021[2]	105	121
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 3.20% 2023	100	99
JPMorgan Chase & Co. 3.625% 2024	27	27
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[5]	135	146
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	75	79
Citigroup Inc. 4.45% 2017	75	81
Citigroup Inc. 3.75% 2024	105	105
Goldman Sachs Group, Inc. 5.75% 2022	70	81
Goldman Sachs Group, Inc. 3.625% 2023	150	150
Goldman Sachs Group, Inc. 4.00% 2024	60	61
Prologis, Inc. 2.75% 2019	110	112
Prologis, Inc. 3.375% 2024	€100	147
Wells Fargo & Co. 4.60% 2021	$100	111
Wells Fargo & Co., Series I, 3.50% 2022	100	104
Standard Chartered PLC 3.20% 2016[2]	103	107
Standard Chartered Bank 5.875% 2017	€50	78
Morgan Stanley 1.75% 2016	$150	152
Rabobank Nederland 3.875% 2023	€100	149
AvalonBay Communities, Inc. 3.625% 2020	$100	105
AvalonBay Communities, Inc. 2.85% 2023	20	19
BNP Paribas 5.00% 2021	100	112
VEB Finance Ltd. 6.902% 2020[2]	100	109
Kimco Realty Corp., Series C, 5.783% 2016	100	108
Boston Properties, Inc. 3.70% 2018	100	107
HSBC Holdings PLC 4.00% 2022	100	107
American International Group, Inc. 4.125% 2024	100	105
Bank of New York Mellon Corp. 3.65% 2024	100	103
Simon Property Group, LP 3.375% 2022	100	103
American Campus Communities, Inc. 3.75% 2023	100	99
PNC Financial Services Group, Inc. 2.854% 2022	100	98
RSA Insurance Group PLC 8.50% (undated) [5]	£50	88
Berkshire Hathaway Inc. 3.00% 2022	$ 75	76
Corporate Office Properties Trust 3.60% 2023	65	62
		4,682
Energy 1.16%

Pemex Project Funding Master Trust 5.75% 2018	200	226
Petróleos Mexicanos 4.875% 2022	100	108
Petróleos Mexicanos 6.50% 2041	45	53
Total Capital International 2.875% 2022	250	250
Total Capital International 3.75% 2024	125	130
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	164
StatoilHydro ASA 2.45% 2023	100	96
Statoil ASA 3.70% 2024	50	52
Kinder Morgan Energy Partners, LP 3.50% 2016	100	104
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	212
Petrobras International Finance Co. 5.375% 2021	170	178
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Transocean Inc. 5.05% 2016	$ 25	$ 27
Transocean Inc. 2.50% 2017	75	77
Transocean Inc. 6.375% 2021	50	58
Chevron Corp. 2.355% 2022	150	144
Gazprom OJSC 5.875% 2015	€100	142
Williams Partners LP 4.50% 2023	$100	106
Devon Energy Corp. 3.25% 2022	90	91
Spectra Energy Partners, LP 2.95% 2016	75	78
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	70
		2,464
Consumer discretionary 0.81%

Dollar General Corp. 1.875% 2018	25	25
Dollar General Corp. 3.25% 2023	325	307
Time Warner Inc. 4.75% 2021	200	222
Time Warner Inc. 4.05% 2023	100	104
NBC Universal Enterprise, Inc. 1.974% 2019[2]	200	199
NBCUniversal Media, LLC 4.375% 2021	50	55
Ford Motor Credit Co. 2.375% 2018	200	204
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	150	152
President & Fellows of Harvard College 3.619% 2037	150	143
Comcast Corp. 3.60% 2024	50	51
Comcast Corp. 4.65% 2042	75	78
Thomson Reuters Corp. 4.30% 2023	75	79
Viacom Inc. 4.25% 2023	55	58
McDonald’s Corp. 3.50% 2020	50	53
		1,730
Health care 0.70%

Pfizer Inc. 2.10% 2019	100	101
Pfizer Inc. 3.40% 2024	200	203
Pfizer Inc. 4.40% 2044	200	205
Amgen Inc. 2.50% 2016	100	104
Amgen Inc. 5.375% 2043	190	210
Novartis Capital Corp. 2.90% 2015	50	51
Novartis Securities Investment Ltd. 5.125% 2019	25	29
Novartis Capital Corp. 3.40% 2024	100	101
AbbVie Inc. 2.90% 2022	160	155
Gilead Sciences, Inc. 3.70% 2024	100	103
Humana Inc. 3.15% 2022	100	98
Aetna Inc. 2.75% 2022	50	48
Roche Holdings, Inc. 6.00% 2019[2]	35	41
Baxter International Inc. 3.20% 2023	33	33
		1,482
Telecommunication services 0.69%

Verizon Communications Inc. 3.45% 2021	40	41
Verizon Communications Inc. 2.45% 2022	125	117
Verizon Communications Inc. 5.15% 2023	630	706
Verizon Communications Inc. 4.15% 2024	50	52
Verizon Communications Inc. 6.55% 2043	60	76
Deutsche Telekom International Finance BV 2.25% 2017[2]	150	154
Deutsche Telekom International Finance BV 6.00% 2017	€75	117
Orange SA 2.75% 2019	$140	144
Telecom Italia Capital SA 7.175% 2019	50	58
		1,465
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer staples 0.65%	(000)	(000)

Altria Group, Inc. 4.75% 2021	$150	$ 166
Altria Group, Inc. 4.25% 2042	150	140
Wal-Mart Stores, Inc. 2.80% 2016	150	156
Wal-Mart Stores, Inc. 2.55% 2023	75	72
Kraft Foods Inc. 3.50% 2022	200	206
Philip Morris International Inc. 1.875% 2019	100	100
Philip Morris International Inc. 2.90% 2021	100	101
Pernod Ricard SA 4.45% 2022[2]	150	160
Coca-Cola Co. 1.80% 2016	85	87
CVS Caremark Corp. 4.00% 2023	75	78
PepsiCo, Inc. 2.50% 2016	50	52
ConAgra Foods, Inc. 1.90% 2018	25	25
Anheuser-Busch InBev NV 0.587% 2014[5]	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,388
Industrials 0.46%

General Electric Capital Corp. 2.30% 2017	165	171
General Electric Capital Corp. 3.15% 2022	50	50
General Electric Capital Corp. 3.10% 2023	100	99
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	118
United Technologies Corp. 3.10% 2022	215	218
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	148
Union Pacific Corp. 2.95% 2023	$100	100
Boeing Company 0.95% 2018	45	44
Burlington Northern Santa Fe LLC 3.00% 2023	35	35
		983
Information technology 0.33%

International Business Machines Corp. 1.95% 2016	200	205
International Business Machines Corp. 1.25% 2018	100	100
International Business Machines Corp. 3.625% 2024	115	118
Samsung Electronics America, Inc. 1.75% 2017[2]	200	201
First Data Corp. 7.375% 2019[2]	75	81
		705
Utilities 0.29%

MidAmerican Energy Holdings Co. 2.00% 2018	100	100
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	102
MidAmerican Energy Holdings Co. 3.75% 2023	35	36
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	143
Pacific Gas and Electric Co. 3.85% 2023	70	73
Duke Energy Corp. 3.75% 2024	70	72
National Grid PLC 6.30% 2016	40	44
E.ON International Finance BV 5.80% 2018[2]	25	29
PSEG Power LLC 2.75% 2016	15	16
		615
Materials 0.12%

ArcelorMittal 5.75% 2020[5]	65	70
ArcelorMittal 6.75% 2022	35	39
Monsanto Co. 4.40% 2044[5]	100	101
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		262
Total corporate bonds & notes		15,776
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes 5.10%	Principal amount	Value
U.S. Treasury 3.45%	(000)	(000)

U.S. Treasury 1.75% 2015	$ 145	$ 147
U.S. Treasury 0.25% 2016	450	450
U.S. Treasury 0.625% 2016	600	600
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	72
U.S. Treasury 0.875% 2017	250	250
U.S. Treasury 1.00% 2017	1,320	1,328
U.S. Treasury 0.625% 2018	200	195
U.S. Treasury 0.875% 2018	200	198
U.S. Treasury 1.25% 2018	300	298
U.S. Treasury 1.375% 2018	500	501
U.S. Treasury 1.375% 2018	300	300
U.S. Treasury 1.25% 2019	50	49
U.S. Treasury 1.625% 2019	425	425
U.S. Treasury 3.125% 2019	225	241
U.S. Treasury 1.375% 2020	150	146
U.S. Treasury 3.50% 2020	200	219
U.S. Treasury 2.00% 2021	108	107
U.S. Treasury 2.125% 2021	200	200
U.S. Treasury 2.00% 2022	75	74
U.S. Treasury 1.75% 2023	100	95
U.S. Treasury 4.375% 2038	100	119
U.S. Treasury 3.125% 2042	150	145
U.S. Treasury 2.875% 2043	750	684
U.S. Treasury 3.75% 2043	200	215
U.S. Treasury 3.375% 2044	200	201
		7,330
U.S. Treasury inflation-protected securities[4] 1.65%

U.S. Treasury Inflation-Protected Security 0.125% 2017	125	130
U.S. Treasury Inflation-Protected Security 0.125% 2019	1,477	1,521
U.S. Treasury Inflation-Protected Security 0.375% 2023	458	467
U.S. Treasury Inflation-Protected Security 0.625% 2024	1,168	1,210
U.S. Treasury Inflation-Protected Security 2.375% 2025	63	76
U.S. Treasury Inflation-Protected Security 1.375% 2044	102	112
		3,516
Total U.S. Treasury bonds & notes		10,846
Mortgage-backed obligations[6] 2.77%

Fannie Mae 2.50% 2028	189	192
Fannie Mae 3.00% 2028[7]	75	78
Fannie Mae 4.50% 2041	104	113
Fannie Mae 5.00% 2041	102	114
Fannie Mae 5.00% 2041	41	45
Fannie Mae 3.00% 2043	287	284
Fannie Mae 4.00% 2043	323	344
Fannie Mae 4.00% 2044[7]	1,950	2,068
Fannie Mae 4.50% 2044[7]	2,250	2,436
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2]	230	233
		5,907
Total bonds, notes & other debt instruments (cost: $64,661,000)		66,639

	Principal amount	Value
Short-term securities 5.97%	(000)	(000)

General Electric Co. 0.06% due 7/1/2014	$5,000	$ 5,000
KfW 0.11% due 9/26/2014[2]	4,100	4,099
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/14/2014	3,600	3,600
Total short-term securities (cost: $12,699,000)		12,699
Total investment securities (cost: $187,055,000)		217,161
Other assets less liabilities		(4,276)
Net assets		$212,885

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,085,000, which represented 4.27% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $624,000, which represented .29% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of this security purchased on a TBA basis.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

ZAR = South African rand

Bond FundSM

Investment portfolio

June 30, 2014

unaudited

Bonds, notes & other debt instruments 99.46%
U.S. Treasury bonds & notes 37.45%	Principal amount	Value
U.S. Treasury 29.92%	(000)	(000)

U.S. Treasury 0.375% 2015	$ 28,000	$ 28,072
U.S. Treasury 0.25% 2016	20,775	20,716
U.S. Treasury 0.375% 2016	4,000	4,002
U.S. Treasury 0.625% 2016	150,000	150,147
U.S. Treasury 0.625% 2016[1]	25,000	25,059
U.S. Treasury 1.00% 2016	99,565	100,532
U.S. Treasury 1.50% 2016	179,820	183,555
U.S. Treasury 1.50% 2016	56,775	57,943
U.S. Treasury 4.625% 2016	30,000	32,843
U.S. Treasury 5.125% 2016	19,125	20,811
U.S. Treasury 7.50% 2016	35,000	40,691
U.S. Treasury 0.75% 2017	187,000	186,233
U.S. Treasury 0.875% 2017	85,000	85,374
U.S. Treasury 0.875% 2017	80,000	80,098
U.S. Treasury 1.00% 2017	153,110	154,015
U.S. Treasury 2.75% 2017	81,000	85,426
U.S. Treasury 4.50% 2017	6,000	6,626
U.S. Treasury 4.625% 2017	75,250	82,929
U.S. Treasury 8.75% 2017	75,000	91,902
U.S. Treasury 0.75% 2018	16,250	15,966
U.S. Treasury 1.00% 2018	12,500	12,363
U.S. Treasury 1.25% 2018	21,750	21,580
U.S. Treasury 1.25% 2018	21,750	21,553
U.S. Treasury 1.375% 2018	80,000	80,175
U.S. Treasury 1.50% 2018	21,250	21,360
U.S. Treasury 1.50% 2019	84,201	83,770
U.S. Treasury 1.50% 2019	43,000	42,968
U.S. Treasury 1.625% 2019	175,000	174,986
U.S. Treasury 1.625% 2019	65,000	65,129
U.S. Treasury 1.125% 2020	67,300	64,687
U.S. Treasury 1.25% 2020	44,425	43,085
U.S. Treasury 1.375% 2020	68,250	66,357
U.S. Treasury 2.00% 2020	17,000	16,993
U.S. Treasury 8.75% 2020	40,000	55,949
U.S. Treasury 3.625% 2021	7,500	8,256
U.S. Treasury 1.625% 2022	31,040	29,473
U.S. Treasury 1.625% 2022	26,426	24,966
U.S. Treasury 2.00% 2023	39,584	38,421
U.S. Treasury 2.50% 2024	3,860	3,852
U.S. Treasury 2.75% 2024	40,050	40,939
U.S. Treasury 7.625% 2025	20,000	29,525
U.S. Treasury 6.125% 2027	25,000	34,303
U.S. Treasury 5.00% 2037	30,150	39,060
U.S. Treasury 4.375% 2038	69,075	82,303
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 3.75% 2041	$ 25,190	$ 27,305
U.S. Treasury 3.00% 2042	13,749	12,936
U.S. Treasury 3.625% 2043	73,600	77,569
U.S. Treasury 3.375% 2044	65,000	65,291
U.S. Treasury 3.625% 2044	104,415	109,941
		2,848,035
U.S. Treasury inflation-protected securities[2] 7.53%

U.S. Treasury Inflation-Protected Security 0.50% 2015	41,216	41,833
U.S. Treasury Inflation-Protected Security 1.625% 2015	20,999	21,360
U.S. Treasury Inflation-Protected Security 2.375% 2017	35,264	38,596
U.S. Treasury Inflation-Protected Security 0.125% 2018	12,306	12,714
U.S. Treasury Inflation-Protected Security 0.125% 2019	226,354	233,091
U.S. Treasury Inflation-Protected Security 0.125% 2023	3,302	3,291
U.S. Treasury Inflation-Protected Security 0.625% 2024	254,386	263,547
U.S. Treasury Inflation-Protected Security 2.00% 2026	4,777	5,626
U.S. Treasury Inflation-Protected Security 1.375% 2044	87,726	96,293
		716,351
Total U.S. Treasury bonds & notes		3,564,386
Corporate bonds & notes 30.06%
Financials 7.42%

Bank of America Corp. 3.75% 2016	3,415	3,594
Merrill Lynch & Co., Inc. 4.625% 2018	€7,240	11,072
Bank of America Corp. 2.60% 2019	$14,463	14,647
Bank of America Corp., Series L, 2.65% 2019	11,412	11,578
Bank of America Corp. 3.30% 2023	6,995	6,894
Bank of America Corp. 4.00% 2024	3,130	3,204
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,792
Goldman Sachs Group, Inc. 3.625% 2023	5,000	5,013
Goldman Sachs Group, Inc. 3.85% 2024	16,590	16,568
Goldman Sachs Group, Inc. 4.00% 2024	18,350	18,721
Goldman Sachs Group, Inc. 4.80% 2044	550	548
Goldman Sachs Group, Inc., Series L, 5.70% 2049[3]	2,365	2,455
Morgan Stanley 3.80% 2016	5,000	5,252
Morgan Stanley 2.125% 2018	23,980	24,263
Morgan Stanley 2.50% 2019	16,350	16,549
Morgan Stanley, Series H, 5.45% 2049[3]	990	1,009
Barclays Bank PLC 2.50% 2019	5,175	5,247
Barclays Bank PLC 6.00% 2021	€6,775	11,091
Barclays Bank PLC 10.179% 2021[4]	$13,250	18,400
HSBC Holdings PLC 4.875% 2020	6,530	7,269
HSBC Holdings PLC 4.25% 2024	18,675	19,246
HSBC Holdings PLC 5.25% 2044	1,215	1,304
Westfield Group 7.125% 2018[4]	9,765	11,887
Westfield Group 6.75% 2019[4]	1,295	1,614
Westfield Group 4.625% 2021[4]	4,170	4,790
Westfield Group 3.375% 2022[4]	7,160	7,603
Prologis, Inc. 2.75% 2019	6,630	6,761
Prologis, Inc. 3.35% 2021	10,925	11,097
Prologis, Inc. 4.25% 2023	7,410	7,745
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,147
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 9.625% 2016	$12,420	$14,216
Developers Diversified Realty Corp. 7.50% 2017	4,610	5,322
Developers Diversified Realty Corp. 4.75% 2018	775	844
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,997
RSA Insurance Group PLC 9.375% 2039[3]	£6,450	13,512
RSA Insurance Group PLC 8.50% (undated)[3]	6,125	10,769
Credit Suisse Group AG 1.375% 2017	$10,750	10,791
Credit Suisse Group AG 2.30% 2019	13,000	13,034
Hospitality Properties Trust 5.125% 2015	765	769
Hospitality Properties Trust 6.30% 2016	1,200	1,282
Hospitality Properties Trust 5.625% 2017	3,835	4,199
Hospitality Properties Trust 6.70% 2018	7,920	8,927
Hospitality Properties Trust 5.00% 2022	2,470	2,616
Hospitality Properties Trust 4.50% 2023	3,705	3,781
BPCE SA group 2.50% 2018	300	304
BPCE SA group 5.70% 2023[4]	15,805	17,454
BPCE SA group 4.00% 2024	1,350	1,380
Citigroup Inc. 2.55% 2019	17,239	17,398
Citigroup Inc. 8.50% 2019	969	1,241
Rabobank Nederland 4.625% 2023	15,185	16,072
PNC Financial Services Group, Inc. 2.854% 2022	12,100	11,827
PNC Financial Services Group, Inc. 3.90% 2024	2,500	2,551
Regions Financial Corp. 7.75% 2014	1,572	1,611
Regions Financial Corp., Series A-I, 5.20% 2015	205	212
Regions Financial Corp. 5.75% 2015	590	617
Regions Financial Corp. 2.00% 2018	11,475	11,444
American International Group, Inc. 3.80% 2017	8,300	8,874
American International Group, Inc. 3.375% 2020	1,155	1,202
American International Group, Inc. 4.125% 2024	3,550	3,742
Goodman Funding Pty Ltd. 6.00% 2022[4]	11,850	13,671
Simon Property Group, LP 4.20% 2015	2,430	2,459
Simon Property Group, LP 5.875% 2017	2,500	2,790
Simon Property Group, LP 10.35% 2019	5,655	7,668
JPMorgan Chase & Co. 3.40% 2015	7,000	7,204
JPMorgan Chase & Co. 3.625% 2024	395	397
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% 2049[3]	4,500	4,496
HBOS PLC 6.75% 2018[4]	8,315	9,595
HBOS PLC 4.375% 2019[3]	€965	1,330
Lloyds Banking Group PLC 6.50% 2020[4]	$ 875	1,028
American Express Co. 6.15% 2017	2,500	2,862
American Express Co. 1.55% 2018	8,500	8,480
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,149
Kimco Realty Corp. 5.70% 2017	4,250	4,747
Kimco Realty Corp. 6.875% 2019	3,975	4,784
CNA Financial Corp. 6.50% 2016	3,750	4,179
CNA Financial Corp. 7.35% 2019	1,800	2,225
CNA Financial Corp. 7.25% 2023	3,000	3,756
CNA Financial Corp. 3.95% 2024	455	470
American Campus Communities, Inc. 3.75% 2023	3,750	3,712
American Campus Communities, Inc. 4.125% 2024	6,480	6,577
CIT Group Inc., Series C, 4.75% 2015[4]	3,050	3,117
CIT Group Inc. 5.00% 2017	1,000	1,068
CIT Group Inc. 3.875% 2019	2,100	2,138
CIT Group Inc., Series C, 5.50% 2019[4]	2,750	2,989
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

International Lease Finance Corp. 4.875% 2015	$3,385	$3,476
International Lease Finance Corp. 2.181% 2016[3]	5,000	5,050
American Tower Corp. 3.40% 2019	7,525	7,880
Standard Chartered PLC 3.85% 2015[4]	7,600	7,801
MetLife Global Funding I 1.30% 2017[4]	700	702
MetLife Global Funding I 2.30% 2019[4]	675	682
Metlife, Inc. 3.60% 2024	2,565	2,616
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,4]	2,505	3,125
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,4]	300	428
AvalonBay Communities, Inc. 3.625% 2020	5,885	6,152
ERP Operating LP 5.25% 2014	3,000	3,028
ERP Operating LP 7.125% 2017	380	447
ERP Operating LP 3.00% 2023	2,735	2,671
Prudential Financial, Inc. 2.30% 2018	2,175	2,214
Prudential Financial, Inc. 4.50% 2021	400	441
Prudential Financial, Inc. 3.50% 2024	3,300	3,295
Prudential Financial, Inc. 4.60% 2044	175	177
QBE Insurance Group Ltd. 2.40% 2018[4]	6,110	6,116
UDR, Inc., Series A, 5.25% 2015	5,400	5,536
UDR, Inc. 3.70% 2020	500	525
UnumProvident Finance Co. PLC 6.85% 2015[4]	767	825
Unum Group 7.125% 2016	3,400	3,853
Unum Group 5.625% 2020	1,100	1,263
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,771
iStar Financial Inc. 4.875% 2018	1,650	1,662
iStar Financial Inc. 5.00% 2019	3,725	3,744
DCT Industrial Trust Inc. 4.50% 2023	4,660	4,807
CME Group Inc. 5.30% 2043	3,995	4,620
ACE INA Holdings Inc. 2.60% 2015	2,580	2,650
ACE INA Holdings Inc. 3.35% 2024	1,950	1,970
Liberty Mutual Group Inc. 6.70% 2016[4]	3,750	4,178
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,940	3,929
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,326
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,581
Essex Portfolio L.P. 3.25% 2023	685	670
Essex Portfolio L.P. 3.875% 2024[4]	3,150	3,207
AXA SA 8.60% 2030	2,625	3,534
Wells Fargo & Co. 4.10% 2026	3,250	3,293
Assicurazioni Generali SPA 10.125% 2042	€1,500	2,871
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,4]	$2,450	2,867
Ryman Hospitality Properties, Inc. 5.00% 2021	2,800	2,807
Royal Bank of Canada 1.50% 2018	2,700	2,711
UBS AG 5.75% 2018	2,240	2,570
New York Life Global Funding 2.10% 2019[4]	2,500	2,500
BioMed Realty Trust, Inc. 2.625% 2019	2,420	2,437
Host Hotels & Resorts LP 5.875% 2019	1,025	1,101
Host Hotels & Resorts LP 6.00% 2021	1,000	1,153
Realogy Corp., Letter of Credit, 4.50% 2016[3,5,6]	202	202
Realogy Corp. 4.50% 2019[4]	1,800	1,805
Intesa Sanpaolo SpA 5.017% 2024[4]	1,955	1,981
Crescent Resources 10.25% 2017[4]	1,350	1,519
BBVA Bancomer SA 6.50% 2021[4]	1,075	1,217
Genworth Holdings, Inc. 4.90% 2023	1,000	1,072
US Bancorp. 3.70% 2024	1,000	1,037
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Svenska Handelsbanken AB 2.25% 2019	$ 1,000	$ 1,006
Leucadia National Corp. 5.50% 2023	770	819
Nordea Bank AB 4.875% 2021[4]	700	761
Berkshire Hathaway Inc. 4.40% 2042	735	745
Credit Agricole SA 3.875% 2024[4]	650	660
BNP Paribas 2.45% 2019	600	605
Piedmont Operating Partnership LP 3.40% 2023	365	347
Santander Issuances, SA Unipersonal 6.50% 2019[3,4]	200	201
		706,478
Energy 4.01%

Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,262
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,792
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,322
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,572
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	9,190
Kinder Morgan Energy Partners, LP 3.50% 2021	1,145	1,162
Kinder Morgan Energy Partners, LP 3.50% 2023	6,085	5,918
Kinder Morgan Energy Partners, LP 4.15% 2024	4,025	4,088
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,059
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,323
Kinder Morgan Energy Partners, LP 5.00% 2043	525	522
Kinder Morgan Energy Partners, LP 5.50% 2044	1,680	1,777
StatoilHydro ASA 2.90% 2014	3,110	3,133
Statoil ASA 3.125% 2017	5,000	5,295
Statoil ASA 0.514% 2018[3]	5,275	5,282
Statoil ASA 1.95% 2018	6,640	6,703
Statoil ASA 3.70% 2024	6,550	6,860
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,955
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	11,145	11,633
Williams Partners LP 3.80% 2015	2,950	3,007
Williams Partners LP 5.25% 2020	6,035	6,815
Williams Partners LP 4.50% 2023	500	531
Williams Partners LP 4.30% 2024	10,060	10,506
Williams Partners LP 3.90% 2025	2,380	2,395
Williams Partners LP 5.40% 2044	305	328
Devon Energy Corp. 1.20% 2016	400	401
Devon Energy Corp. 2.25% 2018	8,370	8,475
Devon Energy Corp. 3.25% 2022	11,950	12,052
Devon Energy Corp. 4.75% 2042	1,085	1,130
Total Capital International 2.10% 2019	3,900	3,921
Total Capital International 2.70% 2023	895	866
Total Capital Canada Ltd. 2.75% 2023	2,140	2,080
Total Capital International 3.75% 2024	14,000	14,594
Enterprise Products Operating LLC 5.20% 2020	1,260	1,440
Enterprise Products Operating LLC 4.05% 2022	5,000	5,321
Enterprise Products Operating LLC 3.35% 2023	1,275	1,279
Enterprise Products Operating LLC 3.90% 2024	4,770	4,945
Enterprise Products Operating LLC 4.85% 2044	900	931
Enterprise Products Operating LLC 5.10% 2045	800	856
BP Capital Markets PLC 0.643% 2016[3]	14,560	14,636
Anadarko Petroleum Corp. 6.375% 2017	10,850	12,499
Anadarko Petroleum Corp. 8.70% 2019	1,260	1,625
Transocean Inc. 2.50% 2017	2,090	2,136
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Transocean Inc. 6.375% 2021	$ 6,285	$ 7,279
Transocean Inc. 3.80% 2022	2,780	2,755
Diamond Offshore Drilling, Inc. 4.875% 2043	10,375	10,485
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,5]	2,100	2,273
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,5]	6,224	6,678
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[4,5]	223	238
NGPL PipeCo LLC 7.119% 2017[4]	3,025	3,085
NGPL PipeCo LLC 9.625% 2019[4]	4,850	5,335
CONSOL Energy Inc. 8.25% 2020	4,900	5,329
CONSOL Energy Inc. 5.875% 2022[4]	2,625	2,756
Enbridge Inc. 4.00% 2023	7,030	7,323
Petrobras International Finance Co. 5.75% 2020	1,520	1,628
Petrobras International Finance Co. 5.375% 2021	2,510	2,629
Petrobras Global Finance Co. 4.375% 2023	400	386
Petrobras Global Finance Co. 6.25% 2024	285	304
Petrobras International Finance Co. 6.875% 2040	2,240	2,369
Woodside Finance Ltd. 4.60% 2021[4]	6,535	7,141
Exxon Mobil Corp. 1.819% 2019	2,300	2,317
Exxon Mobil Corp. 3.176% 2024	3,850	3,931
Peabody Energy Corp. 6.00% 2018	3,300	3,457
Peabody Energy Corp. 6.25% 2021	2,200	2,203
Chevron Corp. 2.355% 2022	5,000	4,813
Chevron Corp. 3.191% 2023	800	814
Alpha Natural Resources, Inc. 9.75% 2018	1,000	920
Alpha Natural Resources, Inc. 6.00% 2019	503	368
Alpha Natural Resources, Inc. 7.50% 2020[4]	3,000	2,910
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,015
Shell International Finance BV 3.10% 2015	5,000	5,137
Ecopetrol SA 5.875% 2045	4,720	4,914
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	150
Samson Investment Co. 10.75% 2020[4]	3,975	4,209
Sabine Pass Liquefaction, LLC 5.625% 2021	3,000	3,187
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,045
Husky Energy Inc. 7.25% 2019	3,390	4,216
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,551
Canadian Natural Resources Ltd. 3.80% 2024	280	289
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,696
Boardwalk Pipeline Partners 3.375% 2023	3,750	3,471
Spectra Energy Partners, LP 2.95% 2018	1,615	1,678
Spectra Energy Partners, LP 4.75% 2024	1,550	1,682
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,128
Cenovus Energy Inc. 3.80% 2023	1,950	2,013
Cenovus Energy Inc. 5.20% 2043	950	1,048
Arch Coal, Inc. 7.00% 2019	1,875	1,430
Arch Coal, Inc. 7.25% 2021	1,525	1,121
PDC Energy Inc. 7.75% 2022	2,275	2,548
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,5]	2,427	2,545
Schlumberger Investment SA 3.65% 2023	1,715	1,786
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	896	952
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	728	796
Denbury Resources Inc. 4.625% 2023	1,500	1,463
Oasis Petroleum Inc. 6.875% 2022[4]	1,125	1,232
Harvest Operations Corp. 2.125% 2018[4]	840	842
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Rice Energy Inc. 6.25% 2022[4]	$ 725	$ 744
Western Gas Partners LP 2.60% 2018	390	398
EnLink Midstream Partners, LP 2.70% 2019	155	157
EnLink Midstream Partners, LP 4.40% 2024	125	131
		381,917
Consumer discretionary 3.38%

DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	7,000	7,063
DaimlerChrysler North America Holding Corp. 1.45% 2016[4]	2,940	2,974
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	8,000	8,269
DaimlerChrysler North America Holding Corp. 1.085% 2018[3,4]	7,500	7,586
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	21,000	21,200
Ford Motor Credit Co. 2.375% 2018	3,290	3,363
Ford Motor Credit Co. 2.375% 2019	24,900	25,045
Time Warner Inc. 2.10% 2019	330	329
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	4,300	4,329
Time Inc. 5.75% 2022[4]	1,125	1,139
Time Warner Inc. 4.05% 2023	8,830	9,172
Time Warner Inc. 3.55% 2024	300	298
AOL Time Warner Inc. 7.625% 2031	1,750	2,408
Time Warner Inc. 6.20% 2040	5,450	6,491
Dollar General Corp. 4.125% 2017	2,122	2,273
Dollar General Corp. 1.875% 2018	1,211	1,202
Dollar General Corp. 3.25% 2023	16,538	15,640
NBC Universal Enterprise, Inc. 0.911% 2018[3,4]	2,550	2,581
NBCUniversal Media, LLC 5.15% 2020	10,000	11,455
NBCUniversal Media, LLC 2.875% 2023	2,500	2,486
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,375	2,494
Home Depot, Inc. 2.00% 2019	4,150	4,157
Home Depot, Inc. 4.40% 2021	7,500	8,415
Home Depot, Inc. 4.40% 2045	3,500	3,538
Comcast Corp. 5.85% 2015	4,525	4,856
Comcast Corp. 6.30% 2017	1,880	2,187
Comcast Corp. 5.15% 2020	2,500	2,868
Comcast Corp. 4.75% 2044	3,225	3,419
News America Inc. 4.50% 2021	7,930	8,710
News America Inc. 3.00% 2022	945	932
News America Inc. 4.00% 2023	1,100	1,148
News America Inc. 6.15% 2037	1,000	1,205
Cox Communications, Inc. 5.45% 2014	480	491
Cox Communications, Inc. 2.95% 2023[4]	10,000	9,506
RCI Banque 3.50% 2018[4]	8,280	8,678
Walt Disney Co. 1.85% 2019	2,850	2,834
Walt Disney Co. 5.50% 2019	5,000	5,797
Viacom Inc. 4.25% 2023	1,950	2,048
Viacom Inc. 5.85% 2043	5,150	5,928
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	7,354	7,901
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	4,975	4,972
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	950	1,028
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,160	1,270
MGM Resorts International 6.875% 2016	1,000	1,092
MGM Resorts International 7.50% 2016	1,875	2,074
MGM Resorts International 6.75% 2020	875	979
MGM Resorts International 7.75% 2022	2,000	2,350
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Target Corp. 6.00% 2018	$3,000	$ 3,457
Target Corp. 2.30% 2019	500	504
Target Corp. 3.50% 2024	1,750	1,774
Michaels Stores, Inc. 7.75% 2018	3,400	3,604
Michaels Stores, Inc. 5.875% 2020[4]	2,050	2,097
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,381
Volkswagen International Finance NV 4.00% 2020[4]	4,200	4,558
Limited Brands, Inc. 7.00% 2020	1,192	1,375
Limited Brands, Inc. 6.625% 2021	2,724	3,109
Boyd Gaming Corp. 9.125% 2018	3,600	3,847
Needle Merger Sub Corp. 8.125% 2019[4]	3,500	3,605
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[3,5,6]	3,367	3,378
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,7]	3,300	3,331
Wynn Macau, Ltd. 5.25% 2021[4]	3,100	3,193
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,947
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,068
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,725	2,909
Citycenter, Term Loan B, 5.00% 2020[3,5,6]	2,721	2,746
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,5,6]	2,350	2,351
Univision Communications Inc., First Lien, 7.875% 2020[4]	300	331
Six Flags Entertainment Corp. 5.25% 2021[4]	2,500	2,569
Hilton Worldwide, Term Loan B, 3.50% 2020[3,5,6]	2,209	2,208
Stackpole Intl. 7.75% 2021[4]	2,080	2,184
General Motors Financial Co. 3.25% 2018	1,700	1,725
General Motors Financial Co. 6.75% 2018	300	342
DISH DBS Corp. 4.625% 2017	1,050	1,117
DISH DBS Corp. 7.875% 2019	700	833
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	1,777	1,786
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	821
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,5,6]	1,119	905
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	670	672
Playa Resorts Holding BV 8.00% 2020[4]	950	1,028
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 4.30% 2023	990	1,039
Thomson Reuters Corp. 5.65% 2043	285	315
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,613
J.C. Penney Co., Inc. 5.75% 2018	1,669	1,544
Gannett Co., Inc. 5.125% 2019[4]	1,130	1,172
Gannett Co., Inc. 6.375% 2023[4]	340	364
Schaeffler Holding Finance BV 6.875% 2018[3,7]	€1,000	1,445
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	$1,200	1,305
Cinemark USA, Inc. 5.125% 2022	1,250	1,292
Time Warner Cable Inc. 4.00% 2021	795	850
Time Warner Cable Inc. 4.50% 2042	450	439
Seminole Tribe of Florida 7.804% 2020[4,5]	850	965
Pinnacle Entertainment, Inc. 6.375% 2021	625	662
Toyota Motor Credit Corp. 2.75% 2021	600	605
Weather Company, Term Loan, 7.00% 2020[3,5,6]	500	496
Grupo Televisa, SAB 7.25% 2043	MXN6,080	408
Cedar Fair, LP 5.375% 2024[4]	$ 400	405
		322,139
Consumer staples 3.12%

Altria Group, Inc. 2.85% 2022	5,650	5,459
Altria Group, Inc. 4.00% 2024	150	154
Altria Group, Inc. 9.95% 2038	3,200	5,320
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Altria Group, Inc. 10.20% 2039	$ 3,100	$ 5,265
Altria Group, Inc. 4.50% 2043	3,000	2,898
Altria Group, Inc. 5.375% 2044	16,100	17,672
ConAgra Foods, Inc. 1.30% 2016	6,725	6,783
ConAgra Foods, Inc. 1.90% 2018	7,175	7,198
ConAgra Foods, Inc. 3.20% 2023	17,340	16,773
ConAgra Foods, Inc. 4.65% 2043	1,900	1,877
Pernod Ricard SA 2.95% 2017[4]	1,100	1,148
Pernod Ricard SA 4.45% 2022[4]	23,770	25,370
Philip Morris International Inc. 1.875% 2019	17,795	17,758
Philip Morris International Inc. 3.60% 2023	4,015	4,154
WM. Wrigley Jr. Co 2.40% 2018[4]	500	508
WM. Wrigley Jr. Co. 2.90% 2019[4]	500	513
WM. Wrigley Jr. Co 3.375% 2020[4]	19,230	19,934
Coca-Cola Co. 1.50% 2015	8,110	8,234
Coca-Cola Co. 2.45% 2020	700	705
Coca-Cola Co. 3.15% 2020	6,285	6,608
Coca-Cola Co. 3.20% 2023	3,200	3,239
British American Tobacco International Finance PLC 9.50% 2018[4]	14,137	18,387
Reynolds American Inc. 3.25% 2022	4,500	4,347
Reynolds American Inc. 4.85% 2023	6,650	7,135
Reynolds American Inc. 6.15% 2043	3,850	4,418
Kraft Foods Inc. 1.625% 2015	3,880	3,921
Kraft Foods Inc. 2.25% 2017	3,485	3,580
Kraft Foods Inc. 3.50% 2022	6,175	6,348
Kraft Foods Inc. 5.00% 2042	670	718
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,590
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,201
Anheuser-Busch InBev NV 3.70% 2024	1,300	1,336
Kroger Co. 3.90% 2015	7,500	7,798
Kroger Co. 4.00% 2024	530	551
Kroger Co. 5.15% 2043	4,100	4,439
SABMiller Holdings Inc. 2.45% 2017[4]	7,410	7,640
SABMiller Holdings Inc. 2.20% 2018[4]	785	794
SABMiller Holdings Inc. 3.75% 2022[4]	3,800	3,939
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,531
Wal-Mart Stores, Inc. 3.30% 2024	795	805
Wal-Mart Stores, Inc. 4.00% 2043	590	566
Wal-Mart Stores, Inc. 4.30% 2044	2,100	2,126
Tesco PLC 5.50% 2017[4]	10,035	11,263
Imperial Tobacco Finance PLC 2.05% 2018[4]	4,252	4,280
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,510	3,482
CVS Caremark Corp. 2.25% 2018	500	507
CVS Caremark Corp. 4.00% 2023	900	943
CVS Caremark Corp. 5.30% 2043	3,395	3,846
PepsiCo, Inc. 2.50% 2016	5,000	5,177
Mondelez International, Inc. 4.00% 2024	3,450	3,578
C&S Group Enterprises LLC 5.375% 2022[4]	1,950	1,957
Ingles Markets, Inc. 5.75% 2023	1,575	1,603
Smithfield Foods, Inc. 5.25% 2018[4]	1,000	1,048
Constellation Brands, Inc. 4.25% 2023	1,000	1,004
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	500	503
		296,931
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 3.00%	(000)	(000)

MidAmerican Energy Holdings Co. 5.75% 2018	$ 7,740	$ 8,865
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,737
NV Energy, Inc 6.25% 2020	13,400	15,832
MidAmerican Energy Holdings Co. 3.75% 2023	17,955	18,523
MidAmerican Energy Co. 3.50% 2024	520	532
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	12,545
CMS Energy Corp. 8.75% 2019	8,984	11,593
CMS Energy Corp. 5.05% 2022	16,788	19,103
CMS Energy Corp. 3.875% 2024	3,595	3,741
CMS Energy Corp. 4.875% 2044	2,415	2,548
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	7,116
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,831	10,418
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,527
PG&E Corp. 2.40% 2019	4,540	4,585
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,179
Pacific Gas and Electric Co. 3.25% 2023	6,815	6,816
Pacific Gas and Electric Co. 3.85% 2023	1,235	1,287
Pacific Gas and Electric Co. 3.75% 2024	515	533
Pacific Gas and Electric Co. 4.75% 2044	1,000	1,067
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,539
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	1,800	1,832
Virginia Electric and Power Co. 1.20% 2018	5,400	5,337
Virginia Electric and Power Co. 2.95% 2022	3,090	3,128
Virginia Electric and Power Co. 4.45% 2044	7,795	8,142
Public Service Co. of Colorado 5.80% 2018	7,860	9,029
Public Service Co. of Colorado 3.20% 2020	5,000	5,173
Xcel Energy Inc. 4.70% 2020	1,800	2,013
Progress Energy, Inc. 7.05% 2019	3,180	3,885
Duke Energy Corp. 3.95% 2023	3,720	3,918
Duke Energy Corp. 3.75% 2024	3,095	3,184
Progress Energy, Inc. 7.75% 2031	1,920	2,718
Teco Finance, Inc. 4.00% 2016	80	84
Teco Finance, Inc. 5.15% 2020	4,026	4,552
Tampa Electric Co. 2.60% 2022	5,250	5,084
Tampa Electric Co. 4.10% 2042	3,240	3,168
Tampa Electric Co. 4.35% 2044	625	640
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,497
Niagara Mohawk Power 3.553% 2014[4]	2,625	2,645
National Grid PLC 6.30% 2016	2,945	3,263
Boston Gas Co. 4.487% 2042[4]	470	483
PSEG Power LLC 2.75% 2016	3,400	3,531
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,794
E.ON International Finance BV 5.80% 2018[4]	5,000	5,712
CEZ, a s 4.25% 2022[4]	5,285	5,548
American Electric Power Co. 1.65% 2017	2,870	2,887
American Electric Power Co. 2.95% 2022	2,000	1,946
Iberdrola Finance Ireland 3.80% 2014[4]	1,615	1,625
Iberdrola Finance Ireland 5.00% 2019[4]	2,575	2,900
AES Corp. 8.00% 2020	2,000	2,415
AES Corp. 7.375% 2021	975	1,146
TXU, Term Loan, 4.651% 2017[3,5,6,8]	3,749	3,112
Eskom Holdings SOC Ltd. 6.75% 2023[4]	1,400	1,514
Electricité de France SA 2.15% 2019[4]	145	146
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Electricité de France SA 4.60% 2020[4]	$ 1,191	$ 1,326
Enel Società per Azioni 8.75% 2073[3,4]	1,000	1,184
Entergy Louisiana, LLC 3.78% 2025	750	755
Comision Federal de Electricidad 4.875% 2024[4]	600	642
Midwest Generation, LLC, Series B, 8.56% 2016[5,8,9]	585	603
		285,647
Health care 2.87%

Express Scripts Inc. 2.75% 2014	8,750	8,833
Express Scripts Inc. 3.125% 2016	19,500	20,323
Express Scripts Inc. 3.50% 2016	3,000	3,187
Express Scripts Inc. 2.65% 2017	6,250	6,496
AbbVie Inc. 1.75% 2017	9,750	9,797
AbbVie Inc. 2.90% 2022	13,100	12,685
McKesson Corp. 3.25% 2016	3,051	3,175
McKesson Corp. 1.292% 2017	1,300	1,303
McKesson Corp. 2.284% 2019	8,810	8,849
McKesson Corp. 3.796% 2024	7,160	7,330
McKesson Corp. 4.883% 2044	1,575	1,645
Roche Holdings, Inc. 6.00% 2019[4]	14,449	17,056
Roche Holdings, Inc. 7.00% 2039[4]	1,250	1,777
Schering-Plough Corp. 5.375% 2014	€3,955	5,484
Merck & Co., Inc. 2.80% 2023	$11,700	11,449
UnitedHealth Group Inc. 1.40% 2017	3,020	3,033
UnitedHealth Group Inc. 1.625% 2019	680	670
UnitedHealth Group Inc. 2.75% 2023	1,470	1,427
UnitedHealth Group Inc. 2.875% 2023	10,540	10,354
Gilead Sciences, Inc. 2.40% 2014	4,780	4,819
Gilead Sciences, Inc. 3.70% 2024	6,955	7,152
Gilead Sciences, Inc. 4.80% 2044	2,960	3,148
Novartis Capital Corp. 3.40% 2024	8,870	8,997
Novartis Capital Corp. 4.40% 2044	1,650	1,721
Cardinal Health, Inc. 4.00% 2015	2,715	2,806
Cardinal Health, Inc. 5.80% 2016	1,235	1,367
Cardinal Health, Inc. 1.90% 2017	4,710	4,784
Cardinal Health, Inc. 1.70% 2018	1,400	1,396
WellPoint, Inc. 2.30% 2018	7,440	7,586
Forest Laboratories, Inc. 4.375% 2019[4]	3,370	3,644
Forest Laboratories, Inc. 5.00% 2021[4]	3,480	3,822
Celgene Corp 2.25% 2019	3,500	3,513
Celgene Corp 3.625% 2024	2,750	2,760
Celgene Corp 4.625% 2044	1,025	1,029
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,240
VPI Escrow Corp. 6.375% 2020[4]	3,435	3,663
VPI Escrow Corp. 5.625% 2021[4]	310	319
Amgen Inc. 1.25% 2017	1,750	1,749
Amgen Inc. 2.20% 2019	3,850	3,849
Amgen Inc. 3.625% 2024	250	253
Amgen Inc. 5.375% 2043	1,155	1,277
Baxter International Inc. 1.85% 2018	2,565	2,571
Baxter International Inc. 3.20% 2023	3,020	3,000
inVentiv Health Inc. 11.00% 2018[4]	5,650	5,410
HCA Inc. 6.375% 2015	1,000	1,026
HCA Inc., Term Loan B5, 2.90% 2017[3,5,6]	1,895	1,902
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

HCA Inc. 3.75% 2019	$ 720	$ 728
HCA Inc. 6.50% 2020	1,550	1,748
DJO Finance LLC 7.75% 2018	175	185
DJO Finance LLC 8.75% 2018	2,215	2,392
DJO Finance LLC 9.875% 2018	2,070	2,246
Aetna Inc. 1.50% 2017	3,755	3,772
Aetna Inc. 2.20% 2019	400	401
Aetna Inc. 4.75% 2044	250	263
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[3,5,6]	372	373
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,393
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,651
Boston Scientific Corp. 6.00% 2020	3,675	4,277
Pfizer Inc. 2.10% 2019	1,500	1,509
Pfizer Inc. 3.40% 2024	1,750	1,780
Pfizer Inc. 4.40% 2044	900	923
Symbion Inc. 8.00% 2016	3,825	4,016
Centene Corp. 5.75% 2017	3,600	3,933
Thermo Fisher Scientific Inc. 1.30% 2017	860	862
Thermo Fisher Scientific Inc. 2.40% 2019	320	324
Thermo Fisher Scientific Inc. 4.15% 2024	2,500	2,618
Multiplan Inc., Term Loan B, 4.00% 2021[3,5,6]	3,366	3,361
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	1,455	1,467
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	1,660	1,650
VWR Funding, Inc. 7.25% 2017	2,500	2,653
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	557
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,457
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	631
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	430	461
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	685	700
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,5,6]	1,000	1,011
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	800	832
Medtronic, Inc. 4.625% 2044	450	474
		273,324
Industrials 2.25%

Volvo Treasury AB 5.95% 2015[4]	34,000	35,307
General Electric Capital Corp. 1.50% 2016	5,212	5,293
General Electric Capital Corp. 2.30% 2017	5,000	5,167
General Electric Co. 2.70% 2022	5,000	4,917
General Electric Capital Corp. 3.10% 2023	12,460	12,379
General Electric Co. 4.50% 2044	1,800	1,880
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,178
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,727
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,233
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,330
Burlington Northern Santa Fe LLC 3.05% 2022	6,940	6,931
Burlington Northern Santa Fe LLC 4.90% 2044	1,370	1,468
BNSF Funding Trust I 6.613% 2055[3]	1,680	1,865
Norfolk Southern Corp. 5.75% 2016	5,270	5,663
Norfolk Southern Corp. 3.00% 2022	10,250	10,262
Norfolk Southern Corp. 4.837% 2041	4,030	4,284
United Technologies Corp. 1.80% 2017	2,340	2,391
United Technologies Corp. 4.50% 2042	8,905	9,347
Canadian National Railway Co. 5.55% 2018	5,000	5,680
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Canadian National Railway Co. 2.85% 2021	$ 5,000	$ 5,024
European Aeronautic Defence and Space Company 2.70% 2023[4]	8,250	7,968
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	63
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	97	105
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	689	741
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	1,682	1,802
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	535	600
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	286	309
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	474	526
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	2,190	2,509
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	954	1,106
BE Aerospace, Inc. 5.25% 2022	5,310	5,808
Republic Services, Inc. 5.00% 2020	5,000	5,606
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	741	785
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	625	648
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	4,075	4,126
CSX Corp. 6.25% 2015	5,000	5,216
US Investigations Services, Inc. 11.75% 2016[4]	3,010	2,498
Altegrity, Inc. 9.50% 2019[4]	2,000	2,000
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	4,454	4,457
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	1,238	1,216
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	898	882
CEVA Group PLC, Letter of Credit, 6.50% 2021[3,5,6]	853	838
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	155	152
CEVA Group PLC 7.00% 2021[4]	775	800
TransDigm Inc. 5.50% 2020	3,500	3,575
Esterline Technologies Corp. 7.00% 2020	2,475	2,661
Atlas Copco AB 5.60% 2017[4]	2,340	2,598
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	1,200	1,198
Gates Global LLC 6.00% 2022[4]	1,050	1,055
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[3,5,6]	1,551	1,570
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[3,5,6]	651	659
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[3,5,6]	2,158	2,061
ARAMARK Corp., Term Loan E, 3.25% 2019[3,5,6]	1,995	1,988
Euramax International, Inc. 9.50% 2016	1,775	1,775
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,600	1,720
Watco Companies 6.375% 2023[4]	1,505	1,543
LMI Aerospace Inc. 7.375% 2019[4]	1,450	1,490
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,402
Far East Capital Limited SA 8.00% 2018[4]	540	446
Far East Capital Limited SA 8.75% 2020[4]	1,085	890
Brunswick Rail Finance Ltd. 6.50% 2017	1,000	1,011
Caterpillar Financial Services Corp. 3.30% 2024	750	750
Nortek Inc. 8.50% 2021	600	666
R.R. Donnelley & Sons Co. 6.50% 2023	625	656
AAF Holdings LLC 12.00% 2019[3,4,7]	625	645
Union Pacific Corp. 2.25% 2019	390	397
ADS Waste Escrow 8.25% 2020	325	352
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[3,5,6,9]	143	136
		214,331
Telecommunication services 1.89%

Verizon Communications Inc. 0.63% 2017[3]	3,528	3,535
Verizon Communications Inc. 1.35% 2017	1,857	1,857
Verizon Communications Inc. 3.45% 2021	1,315	1,361
Verizon Communications Inc. 5.15% 2023	20,185	22,619
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Verizon Communications Inc. 4.15% 2024	$12,465	$ 13,034
Verizon Communications Inc. 5.05% 2034	970	1,037
Verizon Communications Inc. 6.55% 2043	16,087	20,285
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,575	2,059
Sprint Nextel Corp. 9.125% 2017	1,400	1,643
Sprint Nextel Corp. 9.00% 2018[4]	2,000	2,430
Sprint Nextel Corp. 7.00% 2020	3,000	3,334
Sprint Corp. 7.25% 2021[4]	3,425	3,789
Sprint Nextel Corp. 11.50% 2021	925	1,253
Sprint Corp. 7.875% 2023[4]	2,500	2,788
Sprint Corp. 7.125% 2024[4]	3,000	3,188
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,495	5,709
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,662
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,339
SBC Communications Inc. 5.10% 2014	10,822	10,917
AT&T Inc. 1.40% 2017	3,615	3,602
T-Mobile US, Inc. 6.542% 2020	5,000	5,419
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,932
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,570
Frontier Communications Corp. 8.125% 2018	1,100	1,292
Frontier Communications Corp. 8.50% 2020	1,100	1,304
Frontier Communications Corp. 9.25% 2021	2,100	2,523
Frontier Communications Corp. 8.75% 2022	425	495
Frontier Communications Corp. 7.625% 2024	2,500	2,703
Wind Acquisition SA 7.25% 2018[4]	3,000	3,173
Wind Acquisition SA 4.75% 2020[4]	2,350	2,374
Wind Acquisition SA 7.375% 2021[4]	2,500	2,675
Numerical Group SA, First Lien, 4.875% 2019[4]	600	616
Numerical Group SA, First Lien, 6.00% 2022[4]	4,400	4,582
Numerical Group SA, First Lien, 6.25% 2024[4]	1,900	1,986
Telecom Italia Capital SA 6.999% 2018	3,910	4,506
Telecom Italia Capital SA 7.175% 2019	1,410	1,636
Telecom Italia Capital SA 7.721% 2038	680	787
Orange SA 2.75% 2019	3,570	3,660
France Télécom 4.125% 2021	2,050	2,204
LightSquared, Term Loan B, 12.00% 2014[5,6,7,8]	3,304	4,328
NII Capital Corp. 7.875% 2019[4]	1,000	872
NII Capital Corp. 8.875% 2019	475	190
NII Capital Corp. 11.375% 2019[4]	1,700	1,517
NII Capital Corp. 7.625% 2021	2,325	680
Digicel Group Ltd. 8.25% 2020[4]	1,800	1,971
Digicel Group Ltd. 6.00% 2021[4]	950	983
Intelsat Jackson Holding Co. 6.625% 2022	2,500	2,622
Altice Finco SA 6.50% 2022[4]	2,000	2,135
Altice Finco SA, First Lien, 7.75% 2022[4]	1,000	1,070
		180,246
Materials 1.13%

Monsanto Co. 2.75% 2021	3,200	3,202
Monsanto Co. 3.375% 2024	600	605
Monsanto Co. 4.40% 2044	900	904
Monsanto Co. 4.70% 2064	10,750	10,820
Glencore Xstrata LLC 1.586% 2019[3,4]	4,225	4,264
Xstrata Canada Financial Corp. 4.95% 2021[4]	2,650	2,862
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Glencore Xstrata LLC 4.125% 2023[4]	$ 6,450	$ 6,487
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,068
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,337
First Quantum Minerals Ltd. 6.75% 2020[4]	3,917	4,054
First Quantum Minerals Ltd. 7.00% 2021[4]	3,917	4,049
Reynolds Group Inc. 7.875% 2019	360	394
Reynolds Group Inc. 5.75% 2020	5,685	6,026
Ecolab Inc. 3.00% 2016	5,455	5,708
ArcelorMittal 6.00% 2021[3]	665	722
ArcelorMittal 6.75% 2022[3]	1,775	1,997
ArcelorMittal 7.25% 2041[3]	2,500	2,669
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,960
Dow Chemical Co. 3.00% 2022	5,000	4,924
FMG Resources 6.00% 2017[4]	2,300	2,382
FMG Resources 8.25% 2019[4]	1,550	1,693
JMC Steel Group Inc. 8.25% 2018[4]	3,450	3,536
Teck Resources Ltd. 3.15% 2017	2,880	3,003
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[3,5,6]	1,445	1,448
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,285	1,407
PQ Corp. 8.75% 2018[4]	2,560	2,787
Ryerson Inc. 9.00% 2017	1,925	2,065
Ryerson Inc. 11.25% 2018	600	672
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,960	1,999
Holcim Ltd. 5.15% 2023[4]	1,760	1,945
Packaging Dynamics Corp. 8.75% 2016[4]	1,785	1,840
Georgia Gulf Corp. 4.875% 2023	1,600	1,598
Sibur Securities Ltd. 3.914% 2018[4]	1,400	1,355
LSB Industries, Inc. 7.75% 2019	1,200	1,290
Ball Corp. 5.75% 2021	835	892
Ball Corp. 5.00% 2022	250	258
LYB International Finance BV 4.875% 2044	400	418
Walter Energy, Inc. 9.875% 2020	625	392
Ardagh Packaging Finance 6.00% 2021[4]	280	281
		107,313
Information technology 0.99%

Oracle Corp. 1.20% 2017	3,600	3,596
Oracle Corp. 2.25% 2019	4,400	4,395
Oracle Corp. 2.80% 2021	12,500	12,482
Oracle Corp. 3.40% 2024	3,250	3,243
Oracle Corp. 4.30% 2034	600	603
Oracle Corp. 4.50% 2044	2,300	2,299
First Data Holdings, Inc. 14.50% 2019[4,7]	1,598	1,724
First Data Corp. 6.75% 2020[4]	1,025	1,112
First Data Corp. 8.25% 2021[4]	600	660
First Data Corp. 11.75% 2021	1,500	1,785
First Data Corp. 12.625% 2021	2,500	3,084
First Data Corp. 8.75% 2022[3,4,7]	4,641	5,146
International Business Machines Corp. 5.70% 2017	7,500	8,550
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,5,6]	7,550	7,585
Jabil Circuit, Inc. 8.25% 2018	5,300	6,340
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,375	3,502
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,580	1,691
Alcatel-Lucent USA Inc. 8.875% 2020[4]	525	597
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Information technology (continued)	(000)	(000)

SunGard Data Systems Inc. 7.375% 2018	$ 1,067	$ 1,128
SunGard Data Systems Inc. 7.625% 2020	3,825	4,188
Xerox Corp. 2.95% 2017	3,820	3,990
Xerox Corp. 2.80% 2020	1,200	1,199
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	2,668	2,682
SRA International, Inc. 11.00% 2019	1,625	1,751
Lawson Software, Inc. 9.375% 2019	3,000	3,352
Serena Software, Inc. Term Loan B 7.50% 2020[3,5,6]	2,025	2,049
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,500	1,545
NXP BV and NXP Funding LLC 3.75% 2018[4]	1,525	1,536
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,453
Ceridian LLC / Comdata Inc. 8.125% 2017[4]	500	506
		93,773
Total corporate bonds & notes		2,862,099
Mortgage-backed obligations[5] 25.96%

Fannie Mae 5.50% 2023	2,206	2,422
Fannie Mae 4.00% 2024	667	713
Fannie Mae 4.50% 2025	1,031	1,105
Fannie Mae, Series 2001-4, Class GA, 9.467% 2025[3]	19	22
Fannie Mae 6.00% 2026	716	806
Fannie Mae 2.50% 2027	21,333	21,701
Fannie Mae 2.50% 2027	15,024	15,282
Fannie Mae 2.50% 2027	15,013	15,272
Fannie Mae 2.50% 2027	14,914	15,171
Fannie Mae 2.50% 2027	10,998	11,187
Fannie Mae 2.50% 2027	5,452	5,546
Fannie Mae 2.50% 2027	3,514	3,574
Fannie Mae 5.50% 2027	491	550
Fannie Mae 6.00% 2027	1,197	1,348
Fannie Mae 2.50% 2028	8,005	8,142
Fannie Mae 2.50% 2028	4,216	4,289
Fannie Mae 1.765% 2037[3]	1,835	1,909
Fannie Mae 6.00% 2037	3,501	3,938
Fannie Mae 6.00% 2037	432	483
Fannie Mae 5.50% 2038	8,119	9,078
Fannie Mae 5.50% 2038	797	893
Fannie Mae 3.515% 2039[3]	2,456	2,585
Fannie Mae 3.566% 2039[3]	2,124	2,240
Fannie Mae 3.726% 2039[3]	175	183
Fannie Mae 3.805% 2039[3]	266	279
Fannie Mae 3.942% 2039[3]	705	743
Fannie Mae 3.943% 2039[3]	240	253
Fannie Mae 3.966% 2039[3]	292	310
Fannie Mae 3.984% 2039[3]	982	1,033
Fannie Mae 4.377% 2040[3]	1,336	1,422
Fannie Mae 5.00% 2040	1,379	1,546
Fannie Mae 2.922% 2041[3]	2,314	2,417
Fannie Mae 3.554% 2041[3]	5,440	5,701
Fannie Mae 4.00% 2041	15,534	16,570
Fannie Mae 5.00% 2041	9,491	10,567
Fannie Mae 5.00% 2041	7,293	8,118
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 4,241	$ 4,776
Fannie Mae 5.00% 2041	3,226	3,631
Fannie Mae 5.00% 2041	2,185	2,460
Fannie Mae 5.00% 2041	1,376	1,547
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	47	55
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	36	40
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	56	66
Fannie Mae 4.00% 2042	10,879	11,603
Fannie Mae 4.00% 2042	1,651	1,760
Fannie Mae, Series 2002-W1, Class 2A, 6.566% 2042[3]	71	83
Fannie Mae 3.00% 2043	51,887	51,281
Fannie Mae 3.00% 2043	9,002	8,896
Fannie Mae 4.00% 2043	13,171	14,037
Fannie Mae 3.00% 2044[10]	64,300	63,476
Fannie Mae 3.50% 2044[10]	107,000	110,060
Fannie Mae 4.00% 2044[10]	355,000	376,522
Fannie Mae 4.00% 2044	9,591	10,218
Fannie Mae 4.00% 2044	4,546	4,849
Fannie Mae 4.50% 2044[10]	717,330	776,608
Fannie Mae 4.50% 2044[10]	274,349	296,345
Freddie Mac 5.50% 2033	425	482
Freddie Mac, Series 3061, Class PN, 5.50% 2035	362	404
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	827	780
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	689	647
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,228	2,489
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,073	1,188
Freddie Mac 5.00% 2038	78	87
Freddie Mac 5.50% 2038	10,710	12,050
Freddie Mac 5.50% 2038	495	552
Freddie Mac 5.50% 2038	371	414
Freddie Mac 3.763% 2039[3]	387	404
Freddie Mac 3.82% 2039[3]	940	996
Freddie Mac 4.50% 2039	1,836	1,988
Freddie Mac 4.50% 2039	242	262
Freddie Mac 4.50% 2039	194	210
Freddie Mac 5.50% 2039	702	783
Freddie Mac 4.50% 2040	2,862	3,099
Freddie Mac 5.50% 2040	2,481	2,768
Freddie Mac 4.50% 2041	5,015	5,445
Freddie Mac 4.50% 2041	4,505	4,892
Freddie Mac 4.50% 2041	2,831	3,065
Freddie Mac 4.50% 2041	1,408	1,525
Freddie Mac 5.00% 2041	10,204	11,500
Freddie Mac 5.50% 2041	3,624	4,043
Freddie Mac 4.00% 2043	8,367	8,899
Freddie Mac 4.00% 2043	3,969	4,221
Freddie Mac 4.00% 2043	3,173	3,379
Freddie Mac 4.00% 2044	3,336	3,552
Government National Mortgage Assn. 4.50% 2040	3,183	3,487
Government National Mortgage Assn. 4.00% 2043	70,920	75,970
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[3]	654	655
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3]	3,450	3,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	3,054	3,308
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3]	10,315	11,096
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	$11,718	$12,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[3]	26,820	29,615
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,540
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3]	3,354	3,758
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[3]	11,008	11,853
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.015% 2038[3]	2,308	2,474
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	18,925	20,668
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	1,010	1,131
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3]	12,610	13,956
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[3,4]	500	501
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2019[3,4]	1,000	1,002
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 2.00% 2019[3,4]	1,000	1,004
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2019[3,4]	500	503
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,391
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.866% 2039[3]	5,329	5,908
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3]	10,650	11,686
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.064% 2046[3]	2,161	2,343
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	22,540	24,273
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3]	6,195	6,888
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[3]	12,150	12,638
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,493	15,555
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	1,695	1,859
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,466	2,706
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3]	2,200	2,368
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	13,725	15,276
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[3]	2,110	2,406
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	5,350	5,803
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	5,025	5,481
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3]	10,649	11,800
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	3,185	3,438
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	6,640	7,041
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[3]	2,405	2,650
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[3]	3,020	3,384
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.418% 2051[3]	4,128	4,693
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[3]	2,610	2,816
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	2,986
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3]	8,810	9,662
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3]	3,500	3,835
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	17,861	18,601
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	7,820	7,917
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4]	5,300	5,454
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	2,935	2,990
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4]	600	621
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,853	10,619
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.975% 2049[3]	2,408	2,578
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.341% 2049[3]	5,000	5,618
Royal Bank of Canada 3.125% 2015[4]	6,840	6,990
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.045% 2044[3]	4,417	4,904
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	1,755	1,955
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	2,380	2,694
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	3,571	3,893
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3]	1,135	1,139
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.033% 2050[3]	1,955	2,186
Northern Rock PLC 5.625% 2017[4]	1,868	2,099
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[3]	$ 1,604	$ 1,610
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	1,408	1,588
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049	1,131	1,244
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-A, 1.004% 2031[3,4]	470	471
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-B, 1.354% 2031[3,4]	210	211
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-C, 1.754% 2031[3,4]	350	351
		2,471,937
Bonds & notes of governments & government agencies outside the U.S. 2.63%

Spanish Government 4.00% 2018[4]	17,000	18,235
Spanish Government 4.50% 2018	€ 7,050	10,857
Spanish Government 5.15% 2044	19,450	32,149
Portuguese Government 4.95% 2023	6,020	9,111
Portuguese Government 5.65% 2024	21,430	34,122
Latvia (Republic of) 2.75% 2020	$14,825	14,714
Latvia (Republic of) 5.25% 2021	6,200	6,963
Lithuania (Republic of) 7.375% 2020	13,700	16,851
Bermudan Government 5.603% 2020[4]	4,710	5,275
Bermudan Government 5.603% 2020	2,735	3,063
Bermudan Government 4.138% 2023[4]	1,000	1,005
Bermudan Government 4.854% 2024[4]	6,215	6,575
Italian Government 4.50% 2024	€10,000	15,757
Slovenia (Republic of) 5.50% 2022	$2,780	3,054
Slovenia (Republic of) 5.85% 2023[4]	6,650	7,498
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,856
United Mexican States Government Global 5.55% 2045	4,030	4,594
Province of Ontario 3.20% 2024	9,000	9,070
Greek Government 2.00%/3.00% 2023[11]	€420	481
Greek Government 2.00%/3.00% 2024[11]	420	468
Greek Government 2.00%/3.00% 2025[11]	420	454
Greek Government 2.00%/3.00% 2026[11]	420	442
Greek Government 2.00%/3.00% 2027[11]	420	431
Greek Government 2.00%/3.00% 2028[11]	420	422
Greek Government 2.00%/3.00% 2029[11]	420	417
Greek Government 2.00%/3.00% 2030[11]	420	412
Greek Government 2.00%/3.00% 2031[11]	420	407
Greek Government 2.00%/3.00% 2032[11]	420	403
Greek Government 2.00%/3.00% 2033[11]	420	399
Greek Government 2.00%/3.00% 2034[11]	420	396
Greek Government 2.00%/3.00% 2035[11]	420	394
Greek Government 2.00%/3.00% 2036[11]	420	391
Greek Government 2.00%/3.00% 2037[11]	420	390
Greek Government 2.00%/3.00% 2038[11]	420	390
Greek Government 2.00%/3.00% 2039[11]	420	390
Greek Government 2.00%/3.00% 2040[11]	420	389
Greek Government 2.00%/3.00% 2041[11]	420	389
Greek Government 2.00%/3.00% 2042[11]	420	388
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	$6,870	6,910
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR75,000	5,951
Hungarian Government 4.75% 2015	$ 750	767
Hungarian Government 4.125% 2018	2,310	2,423
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Hungarian Government 6.25% 2020	$ 2,425	$ 2,753
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	5,570	5,583
Province of Manitoba 3.05% 2024	5,050	5,100
Croatian Government 6.375% 2021	1,500	1,656
Croatian Government 5.50% 2023[4]	1,625	1,696
Argentina (Republic of) 7.00% 2017	3,000	2,759
Serbia (Republic of) 4.875% 2020	940	954
Serbia (Republic of) 7.25% 2021	1,560	1,784
		250,338
Federal agency bonds & notes 2.34%

Freddie Mac 5.00% 2014	10,000	10,019
Freddie Mac 0.50% 2015	20,000	20,068
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	13,782
Freddie Mac 1.25% 2019	48,500	47,124
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	13,495	13,174
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,415
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023	7,092	7,446
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	11,000	11,501
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3]	6,650	7,025
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,248
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,000	19,110
Tennessee Valley Authority 5.88% 2036	3,750	4,846
Tennessee Valley Authority 5.25% 2039	15,315	18,592
CoBank, ACB 7.875% 2018[4]	2,285	2,723
CoBank, ACB 0.831% 2022[3,4]	14,990	13,529
Fannie Mae 1.25% 2016	10,000	10,152
Fannie Mae 5.375% 2016	2,080	2,288
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,724
		222,766
Municipals 0.88%

State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,143
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	1,890	2,671
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,646
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,291
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	33,507
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,280
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,161
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,981
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,401
		84,081
Asset-backed obligations[5] 0.14%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	8,000	8,001
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4]	3,465	3,500
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,704
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.352% 2037[3]	1,500	360
		13,565
Total bonds, notes & other debt instruments (cost: $9,251,545,000)		9,469,172
Convertible securities 0.02%
	Principal amount	Value
Financials 0.02%	(000)	(000)

Bank of Ireland 10.00% convertible notes 2016	€1,000	$ 1,525
Total convertible securities (cost: $1,343,000)		1,525
Preferred securities 0.04%

Financials 0.04%	Shares

Citigroup Inc., Series K, depositary shares	138,675	3,774
Total preferred securities (cost: $3,467,000)		3,774
Common stocks 0.00%

Consumer discretionary 0.00%

American Media, Inc.[4,9,12]	50,013	222
Adelphia Recovery Trust, Series ACC-1[9,12]	2,409,545	24
Adelphia Recovery Trust, Series ACC-6B9,12	500,000	—
Revel AC, Inc.[9,12,13]	19,511	—
Total common stocks (cost: $3,214,000)		246
	Principal amount
Short-term securities 15.56%	(000)

Federal Home Loan Bank 0.045%–0.18% due 7/9/2014–1/14/2015	$419,300	419,238
Freddie Mac 0.08%–0.13% due 7/7/2014–1/16/2015	267,000	266,915
Fannie Mae 0.05%–0.08% due 8/19/2014–11/17/2014	195,800	195,764
IBM Corp. 0.09%–0.10% due 8/4/2014–9/23/2014[4]	128,900	128,877
Coca-Cola Co. 0.14%–0.17% due 10/6/2014–12/5/2014[4]	75,000	74,957
Chevron Corp. 0.07% due 7/16/2014–7/24/2014[4]	69,600	69,597
Procter & Gamble Co. 0.10%–0.12% due 9/8/2014–9/10/2014[4]	65,900	65,887
Federal Farm Credit Banks 0.12%–0.13% due 7/21/2014–10/17/2014	47,200	47,197
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[4]	42,500	42,499
NetJets Inc. 0.06%–0.07% due 7/2/2014–7/18/2014[4]	39,700	39,699
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/3/2014–7/14/2014	27,300	27,300
United Parcel Service Inc. 0.12% due 10/7/2014[4]	26,700	26,690
John Deere Cash Management SA 0.08% due 7/24/2014[4]	22,700	22,698
eBay Inc. 0.11% due 8/12/2014[4]	20,000	19,998
ExxonMobil Corp. 0.08% due 7/28/2014	18,000	17,999
Walt Disney Co. 0.09% due 7/31/2014[4]	16,600	16,599
Total short-term securities (cost: $1,481,862,000)		1,481,914
Total investment securities (cost: $10,741,431,000)		10,956,631
Other assets less liabilities		(1,435,833)
Net assets		$ 9,520,798

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,775,000, which represented ..09% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,264,564,000, which represented 13.28% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $69,173,000, which represented .73% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $985,000, which represented .01% of the net assets of the fund.
[10]	A portion or all of this security purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 12/7/2011 to 12/13/2011 at a cost of $2,194,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations and symbols

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Ref. = Refunding

Rev. = Revenue

TBA = To be announced

€ = Euros

£ = British pounds

MXN = Mexican pesos

ZAR = South African rand

Global Bond FundSM

Investment portfolio

June 30, 2014

unaudited

Bonds, notes & other debt instruments 93.15%
	Principal amount	Value
Euros 22.51%	(000)	(000)

Spanish Government 3.75% 2018	€ 360	US$ 546
Spanish Government 4.50% 2018	14,950	23,022
Spanish Government 2.75% 2019	28,660	41,917
Spanish Government 5.85% 2022	11,025	19,013
Spanish Government 5.40% 2023	14,825	24,955
Spanish Government 3.80% 2024	9,304	13,971
Spanish Government 5.15% 2044	12,875	21,281
Irish Government 4.50% 2020	29,290	47,476
Irish Government 5.00% 2020	2,050	3,437
Irish Government 3.90% 2023	5,025	7,872
Irish Government 3.40% 2024	30,105	44,911
German Government, Series 159, 2.00% 2016	7,605	10,753
German Government, Series 6, 3.75% 2017	1,940	2,903
German Government 1.75% 2020[1]	17,932	27,939
German Government 3.00% 2020	3,900	6,129
German Government 6.25% 2030	1,800	3,927
German Government, Series 00, 5.50% 2031	1,000	2,063
German Government, Series 8, 4.75% 2040	200	416
German Government 2.50% 2044	3,100	4,553
Italian Government 4.75% 2017	2,375	3,614
Italian Government 4.75% 2017	1,275	1,938
Italian Government 3.50% 2018	3,175	4,739
Italian Government 4.50% 2019	2,180	3,420
Italian Government 4.25% 2020	7,010	10,965
Italian Government 5.50% 2022	3,850	6,478
Italian Government 4.50% 2023	8,975	14,142
Italian Government 4.50% 2024	4,900	7,721
Belgium (Kingdom of), Series 69, 1.25% 2018	3,075	4,358
Belgium (Kingdom of), Series 67, 3.00% 2019	2,700	4,147
Belgium (Kingdom of), Series 68, 2.25% 2023	5,025	7,322
Belgium (Kingdom of), Series 72, 2.60% 2024	17,375	25,747
Belgium (Kingdom of), Series 71, 3.75% 2045	1,810	2,967
Portuguese Government 4.75% 2019	18,990	28,897
Portuguese Government 3.85% 2021	6,365	9,151
Portuguese Government 4.95% 2023	320	484
Portuguese Government 5.65% 2024	1,140	1,815
Hungarian Government 5.75% 2018	9,385	14,602
Hungarian Government 6.00% 2019	6,975	11,147
Hungarian Government 3.875% 2020	1,000	1,472
Greek Government 2.00%/3.00% 2023[2]	950	1,088
Greek Government 2.00%/3.00% 2024[2]	950	1,058
Greek Government 2.00%/3.00% 2025[2]	950	1,028
Greek Government 2.00%/3.00% 2026[2]	950	1,000
Greek Government 2.00%/3.00% 2027[2]	955	980
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2028[2]	€ 945	US$ 949
Greek Government 2.00%/3.00% 2029[2]	1,020	1,014
Greek Government 2.00%/3.00% 2030[2]	1,020	1,000
Greek Government 2.00%/3.00% 2031[2]	1,020	988
Greek Government 2.00%/3.00% 2032[2]	1,020	978
Greek Government 2.00%/3.00% 2033[2]	1,020	969
Greek Government 2.00%/3.00% 2034[2]	1,020	962
Greek Government 2.00%/3.00% 2035[2]	1,020	956
Greek Government 2.00%/3.00% 2036[2]	1,075	1,002
Greek Government 2.00%/3.00% 2037[2]	1,075	998
Greek Government 2.00%/3.00% 2038[2]	1,075	997
Greek Government 2.00%/3.00% 2039[2]	1,075	999
Greek Government 2.00%/3.00% 2040[2]	1,075	995
Greek Government 2.00%/3.00% 2041[2]	1,075	995
Greek Government 2.00%/3.00% 2042[2]	1,075	994
Barclays Bank PLC 4.00% 2019[3]	2,450	3,920
Barclays Bank PLC 6.00% 2021	5,325	8,718
Barclays Bank Plc 6.625% 2022	1,070	1,830
French Government O.A.T. Eurobond 1.00% 2018	6,750	9,475
French Government O.A.T. Eurobond 2.25% 2024	2,040	2,961
French Government O.A.T. Eurobond 3.25% 2045	1,275	1,944
HBOS PLC 4.375% 2019[4]	155	214
Lloyds Banking Group PLC 6.50% 2020	7,290	12,154
Netherlands Government Eurobond 2.25% 2022	1,800	2,677
Netherlands Government Eurobond 2.00% 2024	6,275	9,008
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	7,455
Slovenia (Republic of) 4.375% 2019	1,510	2,303
Slovenia (Republic of) 4.125% 2020	2,495	3,778
Slovenia (Republic of) 4.625% 2024	375	579
Imperial Tobacco Finance PLC 8.375% 2016	850	1,309
Imperial Tobacco Finance PLC 5.00% 2019	2,850	4,626
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[3]	2,800	4,171
Canadian Government 3.50% 2020	2,500	3,982
European Investment Bank 4.75% 2017	2,370	3,731
Svenska Handelsbanken AB 2.656% 2024[4]	2,170	3,069
CaixaBank, SA 5.00% 2023[4]	1,900	2,818
HSBC Holdings PLC 3.375% 2024[4]	1,900	2,755
Assicurazioni Generali SPA 7.75% 2042[4]	600	1,032
Assicurazioni Generali SPA 10.125% 2042	800	1,531
Latvia (Republic of) 2.625% 2021	1,750	2,505
Telecom Italia SpA 7.75% 2033	1,000	1,780
Telecom Italia SpA 5.25% 2055	400	540
Mondelez International, Inc. 2.375% 2021	1,445	2,062
BPCE SA group 4.625% 2023	1,200	1,854
Daimler AG, Series 6, 4.125% 2017	1,150	1,715
AT&T Inc. 6.125% 2015	1,100	1,572
RCI Banque 2.875% 2018	1,080	1,572
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[4]	1,100	1,550
National Grid Transco PLC 5.00% 2018	975	1,549
Schaeffler Holding Finance BV 6.875% 2018[4,5]	1,000	1,445
Anheuser-Busch InBev NV 8.625% 2017	750	1,248
Novartis Finance SA, 4.25% 2016	750	1,104
Schering-Plough Corp. 5.375% 2014	645	894
Austrian Government 4.00% 2016	550	819
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€500	US$ 734
Intesa Sanpaolo SpA 6.625% 2023	360	601
Altice Finco SA, First Lien, 7.25% 2022	325	473
Deutsche Telekom International Finance BV 7.50% 2033	200	445
Roche Holdings, Inc. 5.625% 2016	225	335
Wind Acquisition SA 7.375% 2018	200	290
		613,287
Japanese yen 5.88%

Japanese Government, Series 86, 0.60% 2014	¥ 575,000	5,683
Japanese Government, Series 89, 0.40% 2015	1,493,000	14,785
Japanese Government, Series 269, 1.30% 2015	2,560,000	25,498
Japanese Government, Series 336, 0.10% 2016	2,700,000	26,663
Japanese Government, Series 284, 1.70% 2016	1,060,000	10,880
Japanese Government, Series 115, 0.20% 2018	460,000	4,553
Japanese Government, Series 312, 1.20% 2020	838,350	8,779
Japanese Government, Series 315, 1.20% 2021	2,996,950	31,443
Japanese Government, Series 116, 2.20% 2030	1,150,000	13,242
Japanese Government, Series 136, 1.60% 2032	1,596,300	16,682
Japanese Government, Series 37, 1.90% 2042	113,000	1,178
Japanese Government, Series 36, 2.00% 2042	75,000	800
		160,186
British pounds 5.16%

United Kingdom 2.75% 2015	£ 9,155	15,866
United Kingdom 1.25% 2018	13,925	23,332
United Kingdom 1.75% 2019	9,405	15,881
United Kingdom 3.75% 2020	13,775	25,705
United Kingdom 3.75% 2021	11,800	22,074
United Kingdom 1.75% 2022	3,125	5,035
United Kingdom 2.25% 2023	3,445	5,697
United Kingdom 4.75% 2030	1,000	2,060
United Kingdom 4.50% 2034	1,380	2,783
United Kingdom 4.25% 2040	2,950	5,813
United Kingdom 3.25% 2044	2,765	4,587
RSA Insurance Group PLC 9.375% 2039[4]	1,669	3,496
RSA Insurance Group PLC 8.50% (undated)[4]	1,300	2,286
France Télécom 5.00% 2016	2,050	3,713
Lloyds Banking Group PLC 7.625% 2025	580	1,251
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	899
Tesco PLC 5.50% 2033	100	183
		140,661
Mexican pesos 3.29%

United Mexican States Government, Series M10, 8.00% 2015	MXN 37,000	3,045
United Mexican States Government, Series M, 6.25% 2016	65,500	5,336
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,687
United Mexican States Government, Series M, 5.00% 2017	120,000	9,590
United Mexican States Government, Series M10, 7.75% 2017	45,000	3,884
United Mexican States Government 4.00% 2019[1]	35,922	3,130
United Mexican States Government, Series M, 8.00% 2020	145,700	12,968
United Mexican States Government, Series M, 6.50% 2021	130,000	10,784
United Mexican States Government 2.00% 2022[1]	79,541	6,124
Bonds, notes & other debt instruments
	Principal amount	Value
Mexican pesos (continued)	(000)	(000)

United Mexican States Government, Series M20, 10.00% 2024	MXN 29,500	US$ 3,042
United Mexican States Government, Series M30, 10.00% 2036	155,000	16,661
United Mexican States Government, Series M30, 8.50% 2038	57,000	5,377
United Mexican States Government 4.00% 2040[1]	35,922	3,136
United Mexican States Government, Series M, 7.75% 2042	23,000	2,013
		89,777
Polish zloty 2.86%

Polish Government, Series 1017, 5.25% 2017	PLN72,207	25,680
Polish Government, Series 0718, 2.50% 2018	58,000	18,842
Polish Government, Series 1020, 5.25% 2020	12,500	4,608
Polish Government, Series 1021, 5.75% 2021	31,280	11,947
Polish Government, Series 0922, 5.75% 2022	34,600	13,332
Polish Government, Series 102, 4.00% 2023	10,280	3,533
		77,942
Swedish kronor 1.10%

Swedish Government, Series 1051, 3.75% 2017	SKr31,070	5,097
Swedish Government, Series 1047, 5.00% 2020	47,000	8,648
Swedish Government, Series 105, 3.50% 2022	95,290	16,398
		30,143
South Korean won 1.06%

South Korean Government 5.50% 2017	KRW7,875,000	8,439
South Korean Government 5.75% 2018	3,850,000	4,242
South Korean Government, Series 2206, 3.75% 2022	7,508,700	7,784
South Korean Government, Series 2303, 3.00% 2023	8,537,620	8,378
		28,843
Colombian pesos 0.80%

Colombia (Republic of), Series B, 5.00% 2018	COP17,595,500	9,058
Colombia (Republic of), Series B, 7.00% 2022	10,138,700	5,568
Colombia (Republic of) Global 9.85% 2027	130,000	91
Colombia (Republic of), Series B, 6.00% 2028	14,639,200	7,118
		21,835
Israeli shekels 0.78%

Israeli Government 5.50% 2017	ILS21,350	6,944
Israeli Government 4.25% 2023	43,490	14,235
		21,179
Hungarian forints 0.71%

Hungarian Government, Series 18/B, 4.00% 2018	HUF2,100,000	9,565
Hungarian Government, Series 19/A, 6.50% 2019	450,000	2,280
Hungarian Government, Series 20A, 7.50% 2020	1,050,000	5,626
Hungarian Government, Series 23A, 6.00% 2023	358,200	1,800
		19,271
Norwegian kroner 0.70%

Norwegian Government 4.25% 2017	NKr32,500	5,715
Norwegian Government 4.50% 2019	32,560	5,996
Norwegian Government 3.75% 2021	40,625	7,345
		19,056
Bonds, notes & other debt instruments
	Principal amount	Value
Canadian dollars 0.53%	(000)	(000)

Canadian Government 1.25% 2018	C$3,035	US$ 2,837
Canadian Government 3.25% 2021	6,620	6,775
Canada Housing Trust 3.35% 2020	3,250	3,276
Hydro One Inc. 5.49% 2040	750	850
Rogers Communications Inc. 5.80% 2016	625	627
		14,365
Brazilian reais 0.52%

Brazil (Federal Republic of) 6.00% 2015[1]	BRL 621	280
Brazil (Federal Republic of) 6.00% 2018[1]	5,213	2,361
Brazil (Federal Republic of) 6.00% 2020[1]	12,413	5,593
Brazil (Federal Republic of) 10.00% 2023	1,670	680
Brazil (Federal Republic of) 10.00% 2025	13,330	5,317
		14,231
Russian rubles 0.45%

Russian Federation 6.20% 2018	RUB 94,600	2,641
Russian Federation 7.50% 2018	333,960	9,697
		12,338
South African rand 0.36%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,250	4,979
South Africa (Republic of), Series R-214, 6.50% 2041	68,000	4,777
		9,756
Australian dollars 0.28%

Queensland Treasury Corp., Series 17, 6.00% 2017	A$ 500	517
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	6,266
European Investment Bank 6.125% 2017	1,000	1,017
		7,800
Turkish lira 0.20%

Turkey (Republic of) 10.50% 2020	TRY2,575	1,325
Turkey (Republic of) 3.00% 2021[1]	3,295	1,663
Turkey (Republic of) 2.80% 2023[1]	2,358	1,198
Turkey (Republic of) 8.80% 2023	2,510	1,192
		5,378
Malaysian ringgits 0.11%

Malaysian Government, Series 0213, 3.26% 2018	MYR9,980	3,068
Philippine pesos 0.04%

Philippines (Republic of) 3.90% 2022	PHP10,000	227
Philippines (Republic of) 6.25% 2036	35,000	866
		1,093
U.S. dollars 45.81%

U.S. Treasury 0.50% 2014	US$ 480	480
U.S. Treasury 2.625% 2014	2,250	2,255
U.S. Treasury 0.375% 2015	4,105	4,116
U.S. Treasury 0.25% 2016	6,125	6,108
U.S. Treasury 0.375% 2016	5,625	5,628
U.S. Treasury 1.00% 2016	9,000	9,087
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury 1.50% 2016	US$ 4,950	US$ 5,052
U.S. Treasury 1.50% 2016	1,865	1,904
U.S. Treasury 2.00% 2016	6,025	6,189
U.S. Treasury 3.00% 2016	205	216
U.S. Treasury 4.625% 2016	1,350	1,478
U.S. Treasury 5.125% 2016	2,800	3,047
U.S. Treasury 7.50% 2016	1,225	1,424
U.S. Treasury 0.625% 2017	35,635	35,241
U.S. Treasury 0.75% 2017	21,190	21,103
U.S. Treasury 0.75% 2017	260	257
U.S. Treasury 0.875% 2017	9,000	9,040
U.S. Treasury 1.00% 2017	10,450	10,512
U.S. Treasury 2.375% 2017	9,000	9,396
U.S. Treasury 2.75% 2017[6]	17,575	18,535
U.S. Treasury 0.625% 2018	4,350	4,247
U.S. Treasury 1.25% 2018	9,000	8,930
U.S. Treasury 3.50% 2018	15,275	16,547
U.S. Treasury 1.625% 2019	17,800	17,799
U.S. Treasury 1.625% 2019	13,800	13,839
U.S. Treasury 1.125% 2020	29,100	27,970
U.S. Treasury 1.25% 2020	9,450	9,165
U.S. Treasury 1.375% 2020	38,350	37,287
U.S. Treasury 1.75% 2023	9,750	9,231
U.S. Treasury 2.50% 2023	20,884	20,999
U.S. Treasury 2.75% 2023	9,000	9,220
U.S. Treasury 2.50% 2024	5,975	5,963
U.S. Treasury 4.375% 2040	1,500	1,795
U.S. Treasury 2.875% 2043	2,889	2,634
U.S. Treasury 3.625% 2044	8,360	8,802
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	5,025	5,192
U.S. Treasury Inflation-Protected Security 0.125% 2019[1]	31,563	32,503
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	873	870
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	6,030	6,146
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	34,394	35,633
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	1,446	1,752
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	656	616
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	1,237	1,121
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	11,544	12,672
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[3]	2,000	1,927
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[3]	1,747	1,730
Fannie Mae 3.50% 2025[3]	800	849
Fannie Mae 3.50% 2025[3]	524	556
Fannie Mae 2.50% 2027[3]	167	170
Fannie Mae 2.50% 2028[3]	1,375	1,399
Fannie Mae 2.50% 2028[3]	1,307	1,329
Fannie Mae 2.50% 2028[3]	963	980
Fannie Mae 2.50% 2028[3]	962	978
Fannie Mae 2.50% 2028[3]	947	963
Fannie Mae 2.50% 2028[3]	946	962
Fannie Mae 2.50% 2028[3]	934	950
Fannie Mae 2.50% 2028[3]	770	783
Fannie Mae 2.50% 2028[3]	498	507
Fannie Mae 2.50% 2028[3]	186	189
Fannie Mae 4.00% 2029[3,7]	1,125	1,194
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 6.50% 2036[3]	US$ 334	US$ 375
Fannie Mae 6.00% 2037[3]	162	183
Fannie Mae 6.00% 2037[3]	12	13
Fannie Mae 6.00% 2038[3]	377	425
Fannie Mae 3.515% 2039[3,4]	12	12
Fannie Mae 3.805% 2039[3,4]	4	4
Fannie Mae 3.942% 2039[3,4]	75	79
Fannie Mae 3.943% 2039[3,4]	3	3
Fannie Mae 3.966% 2039[3,4]	4	4
Fannie Mae 3.984% 2039[3,4]	103	108
Fannie Mae 6.00% 2039[3]	607	685
Fannie Mae 4.50% 2040[3]	786	852
Fannie Mae 6.00% 2040[3]	73	82
Fannie Mae 2.922% 2041[3,4]	654	683
Fannie Mae 3.554% 2041[3,4]	1,946	2,039
Fannie Mae 4.00% 2041[3]	1,090	1,158
Fannie Mae 4.50% 2041[3]	1,974	2,139
Fannie Mae 3.50% 2042[3]	1,257	1,296
Fannie Mae 3.50% 2042[3]	685	706
Fannie Mae 3.50% 2042[3]	422	435
Fannie Mae 3.00% 2043[3]	11,467	11,333
Fannie Mae 3.50% 2043[3]	1,145	1,183
Fannie Mae 3.50% 2043[3]	664	685
Fannie Mae 4.00% 2043[3]	1,355	1,443
Fannie Mae 3.50% 2044[3,7]	18,575	19,106
Fannie Mae 4.00% 2044[3,7]	19,100	20,258
Fannie Mae 4.50% 2044[3,7]	54,250	58,733
Fannie Mae 4.50% 2044[3,7]	16,820	18,169
Hungarian Government 4.125% 2018	5,380	5,642
Hungarian Government 4.00% 2019	2,000	2,065
Hungarian Government 6.25% 2020	3,710	4,212
Hungarian Government 5.375% 2023	1,340	1,451
Hungarian Government 7.625% 2041	3,746	4,816
Freddie Mac 2.50% 2016	625	649
Freddie Mac 0.75% 2018	2,800	2,756
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	2,000	1,984
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	1,530	1,521
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	1,535	1,539
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[3]	1,500	1,477
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	1,840	1,817
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[3]	2,000	2,000
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	31	28
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	140	128
Freddie Mac 3.763% 2039[3,4]	5	6
Freddie Mac 4.50% 2039[3]	59	64
Freddie Mac 6.50% 2039[3]	471	531
Kinder Morgan Energy Partners, LP 6.00% 2017	140	156
Kinder Morgan Energy Partners, LP 3.50% 2021	175	178
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,188
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,556
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	3,123
Kinder Morgan Energy Partners, LP 5.50% 2044	4,609	4,875
Polish Government 6.375% 2019	3,275	3,889
Polish Government 5.00% 2022	975	1,086
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Polish Government 4.00% 2024	US$6,100	US$6,359
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[3,4]	874	941
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[3]	1,498	1,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[3]	4,500	4,914
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[3]	1,840	2,060
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,4]	1,510	1,671
Bermuda Government 5.603% 2020[8]	1,520	1,702
Bermuda Government 4.138% 2023[8]	300	301
Bermuda Government 4.854% 2024[8]	8,210	8,686
Verizon Communications Inc. 5.15% 2023	2,730	3,059
Verizon Communications Inc. 4.15% 2024	1,480	1,548
Verizon Communications Inc. 6.55% 2043	4,705	5,933
Petróleos Mexicanos 3.50% 2018	3,135	3,303
Petróleos Mexicanos 8.00% 2019	1,400	1,742
Petróleos Mexicanos 4.875% 2022	4,100	4,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[3,4]	33	33
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,4]	259	279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[3]	477	516
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3,4]	1,250	1,345
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3,8]	1,125	1,169
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,8]	1,792	1,872
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[3,4]	2,000	2,208
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[3]	1,500	1,654
Goldman Sachs Group, Inc. 2.625% 2019	1,500	1,521
Goldman Sachs Group, Inc. 3.85% 2024	1,950	1,947
Goldman Sachs Group, Inc. 4.00% 2024	5,020	5,121
Goldman Sachs Group, Inc. 4.80% 2044	310	309
First Data Holdings, Inc. 14.50% 2019[5,8]	2,096	2,261
First Data Corp. 11.75% 2021	2,000	2,380
First Data Corp. 12.625% 2021	3,398	4,192
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,073
State of California, Various Purpose G.O. Bonds, 7.625% 2040[3]	285	421
Indonesia (Republic of) 5.875% 2020	3,330	3,713
Indonesia (Republic of) 5.875% 2020[8]	1,505	1,678
Indonesia (Republic of) 3.75% 2022	2,960	2,890
HSBC Bank PLC 1.50% 2018[8]	200	199
HSBC Holdings PLC 4.00% 2022	175	186
HSBC Holdings PLC 4.25% 2024	7,125	7,343
HSBC Holdings PLC 5.25% 2044	285	306
Latvia (Republic of) 2.75% 2020	3,750	3,722
Latvia (Republic of) 5.25% 2021	2,880	3,234
Cox Communications, Inc. 2.95% 2023[8]	7,300	6,939
Slovenia (Republic of) 4.75% 2018[8]	1,620	1,752
Slovenia (Republic of) 4.125% 2019[8]	1,000	1,056
Slovenia (Republic of) 5.50% 2022[8]	425	467
Slovenia (Republic of) 5.50% 2022	200	220
Slovenia (Republic of) 5.85% 2023[8]	2,470	2,785
Slovenia (Republic of) 5.85% 2023	545	614
MetroPCS Wireless, Inc. 6.25% 2021	2,725	2,906
T-Mobile US, Inc. 6.731% 2022	1,250	1,353
MetroPCS Wireless, Inc. 6.625% 2023	2,375	2,589
Ford Motor Credit Co. 2.375% 2018	1,860	1,901
Ford Motor Credit Co. 2.375% 2019	4,550	4,576
Lithuania (Republic of) 7.375% 2020	3,000	3,690
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Lithuania (Republic of) 6.125% 2021[8]	US$ 450	US$ 528
Lithuania (Republic of) 6.625% 2022	1,500	1,819
Lithuania (Republic of) 6.625% 2022[8]	200	242
Sprint Nextel Corp. 7.00% 2020	1,250	1,389
Sprint Corp. 7.875% 2023[8]	4,075	4,544
Sprint Capital Corp. 8.75% 2032	250	290
Statoil ASA 0.514% 2018[4]	1,175	1,177
Statoil ASA 1.95% 2018	1,460	1,474
Statoil ASA 3.70% 2024	1,950	2,042
Statoil ASA 4.25% 2041	1,000	1,010
Morgan Stanley 2.125% 2018	2,275	2,302
Morgan Stanley 2.50% 2019	3,000	3,036
Deutsche Telekom International Finance BV 3.125% 2016[8]	560	582
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,735
Comcast Corp. 6.30% 2017	1,020	1,187
Comcast Corp. 5.875% 2018	340	392
Comcast Corp. 6.40% 2040	150	193
Comcast Corp. 4.65% 2042	2,325	2,416
Comcast Corp. 4.75% 2044	945	1,002
Westfield Group 7.125% 2018[8]	3,070	3,737
Westfield Group 4.625% 2021[8]	500	574
Westfield Group 3.375% 2022[8]	540	573
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,8]	4,765	4,824
AbbVie Inc. 1.75% 2017	200	201
AbbVie Inc. 2.90% 2022	1,420	1,375
AbbVie Inc. 4.40% 2042	3,230	3,143
Reynolds Group Inc. 9.00% 2019	1,250	1,330
Reynolds Group Inc. 9.875% 2019	680	757
Reynolds Group Inc. 5.75% 2020	2,465	2,613
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,507
MidAmerican Energy Holdings Co. 3.75% 2023	1,775	1,831
MidAmerican Energy Holdings Co. 5.15% 2043	220	247
Burlington Northern Santa Fe LLC 5.75% 2018	40	46
Burlington Northern Santa Fe LLC 4.70% 2019	370	419
Burlington Northern Santa Fe LLC 3.45% 2021	2,030	2,112
Burlington Northern Santa Fe LLC 4.10% 2021	750	810
Burlington Northern Santa Fe LLC 3.05% 2022	1,180	1,178
Citigroup Inc. 2.50% 2018	200	204
Citigroup Inc. 2.55% 2019	3,100	3,129
Citigroup Inc. 3.75% 2024	1,145	1,150
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,4]	539	582
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,4]	1,027	1,090
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.775% 2049[3,4]	835	920
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[3,4]	955	1,070
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.418% 2051[3,4]	670	762
Time Inc., Term Loan B, 4.25% 2021[3,4,9]	1,250	1,258
Time Inc. 5.75% 2022[8]	475	481
Time Warner Inc. 4.05% 2023	2,565	2,664
Neiman Marcus, Term Loan B, 4.25% 2020[3,4,9]	1,592	1,591
Neiman Marcus Group LTD Inc. 8.00% 2021[8]	825	893
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5,8]	1,675	1,834
BPCE SA group 5.70% 2023[8]	2,630	2,904
BPCE SA group 5.15% 2024[8]	1,315	1,390
Altria Group, Inc. 9.95% 2038	750	1,247
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Altria Group, Inc. 4.50% 2043	US$2,500	US$2,415
Altria Group, Inc. 5.375% 2044	500	549
Intelsat Jackson Holding Co. 7.25% 2020	350	378
Intelsat Jackson Holding Co. 6.625% 2022	3,625	3,802
Dollar General Corp. 3.25% 2023	4,360	4,123
Dell, Inc. Term Loan B, 4.50% 2020[3,4,9]	3,980	4,004
First Quantum Minerals Ltd. 6.75% 2020[8]	1,931	1,999
First Quantum Minerals Ltd. 7.00% 2021[8]	1,931	1,996
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,843
Frontier Communications Corp. 8.50% 2020	1,350	1,600
Frontier Communications Corp. 9.25% 2021	1,850	2,222
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,190
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,590
Government National Mortgage Assn. 3.00% 2027[3]	293	307
Government National Mortgage Assn. 2.50% 2028[3]	2,646	2,723
Government National Mortgage Assn. 2.50% 2028[3]	228	234
Government National Mortgage Assn. 2.50% 2028[3]	160	165
Government National Mortgage Assn. 2.50% 2028[3]	160	165
Government National Mortgage Assn. 2.50% 2028[3]	139	143
Credit Suisse Group AG 1.375% 2017	1,850	1,857
Credit Suisse Group AG 2.30% 2019	1,850	1,855
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	957
Enbridge Energy Partners, LP 9.875% 2019	750	985
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,716
General Electric Co. 2.70% 2022	80	79
General Electric Capital Corp. 3.45% 2024	3,545	3,563
CEVA Group PLC 4.00% 2018[8]	750	705
CEVA Group PLC, Term Loan B, 6.50% 2021[3,4,9]	472	463
CEVA Group PLC, Term Loan, 6.50% 2021[3,4,9]	342	336
CEVA Group PLC, LOC, 6.50% 2021[3,4,9]	325	319
CEVA Group PLC, Term Loan, 6.50% 2021[3,4,9]	59	58
CEVA Group PLC 7.00% 2021[8]	1,175	1,213
CEVA Group PLC 9.00% 2021[8]	525	543
Rabobank Nederland 4.625% 2023	3,420	3,620
Boyd Gaming Corp. 9.125% 2018	700	748
Boyd Gaming Corp. 9.00% 2020	2,525	2,793
American International Group, Inc. 3.80% 2017	1,125	1,203
American International Group, Inc. 3.375% 2020	1,500	1,561
American International Group, Inc. 4.125% 2024	705	743
Xstrata Canada Financial Corp. 2.70% 2017[4,8]	1,250	1,284
Glencore Xstrata LLC 1.586% 2019[4,8]	1,875	1,892
Xstrata Canada Financial Corp. 4.95% 2021[8]	200	216
Williams Partners LP 4.125% 2020	375	400
Williams Partners LP 5.25% 2020	225	254
Williams Partners LP 4.50% 2023	1,340	1,423
Williams Partners LP 4.30% 2024	1,180	1,232
British American Tobacco International Finance PLC 2.125% 2017[8]	150	154
British American Tobacco International Finance PLC 9.50% 2018[8]	2,378	3,093
Turkey (Republic of) 4.557% 2018[8]	775	814
Turkey (Republic of) 6.25% 2022	1,880	2,123
Turkey (Republic of) 6.75% 2040	210	246
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[3,4,9]	372	373
Kinetic Concepts, Inc. 10.50% 2018	1,405	1,591
Kinetic Concepts, Inc. 12.50% 2019	1,000	1,155
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

NGPL PipeCo LLC 7.119% 2017[8]	US$ 750	US$ 765
NGPL PipeCo LLC 9.625% 2019[8]	2,100	2,310
Morocco Government 5.50% 2042	3,100	3,073
DaimlerChrysler North America Holding Corp. 2.40% 2017[8]	750	775
DaimlerChrysler North America Holding Corp. 2.875% 2021[8]	2,275	2,297
NII Capital Corp. 10.00% 2016	50	16
NII Capital Corp. 7.875% 2019[8]	1,500	1,309
NII Capital Corp. 8.875% 2019	800	320
NII Capital Corp. 11.375% 2019[8]	525	469
NII Capital Corp. 7.625% 2021	3,250	951
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,4,9]	1,940	1,956
Ortho-Clinical Diagnostics Inc. 6.625% 2022[8]	1,105	1,098
Forest Laboratories, Inc. 4.375% 2019[8]	320	346
Forest Laboratories, Inc. 5.00% 2021[8]	2,460	2,702
US Investigations Services, Inc., Term Loan B, 5.00% 2015[3,4,9]	172	170
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,4,9]	697	694
US Investigations Services, Inc. 10.50% 2015[8]	700	632
US Investigations Services, Inc. 11.75% 2016[8]	45	37
Altegrity, Inc. 9.50% 2019[8]	1,500	1,500
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,032
Bank of New York Mellon Corp. 3.65% 2024	2,900	2,995
Numerical Group SA, First Lien, 4.875% 2019[8]	225	231
Numerical Group SA, First Lien, 6.00% 2022[8]	1,775	1,848
Numerical Group SA, First Lien, 6.25% 2024[8]	875	914
Prologis, Inc. 3.35% 2021	200	203
Prologis, Inc. 4.25% 2023	2,575	2,691
JPMorgan Chase & Co. 1.625% 2018	1,875	1,869
JPMorgan Chase & Co. 3.25% 2022	1,000	1,006
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[3]	1,405	1,518
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,4]	1,000	1,102
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,4]	200	219
Tennessee Valley Authority 5.88% 2036	500	646
Tennessee Valley Authority 5.25% 2039	1,750	2,124
Express Scripts Inc. 3.125% 2016	2,600	2,710
inVentiv Health Inc. 9.00% 2018[8]	2,500	2,700
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,8]	2,507	2,690
Barclays Bank PLC 2.50% 2019	2,615	2,651
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[3]	1,082	1,180
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[3]	1,453	1,454
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[3]	90	98
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[3,4]	1,551	1,674
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[3]	250	277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,4]	380	417
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3,4]	150	164
CVS Caremark Corp. 4.00% 2023	2,500	2,620
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.401% 2044[3,4]	1,106	1,150
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,357	1,457
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,4,9]	995	999
Freescale Semiconductor, Inc. 6.00% 2022[8]	1,475	1,575
Select Medical Holdings Corp. 6.375% 2021	2,430	2,551
Digicel Group Ltd. 8.25% 2020[8]	1,550	1,697
Digicel Group Ltd. 7.125% 2022[8]	800	836
Anheuser-Busch InBev NV 3.625% 2015	730	749
Anheuser-Busch InBev NV 7.75% 2019	700	866
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Anheuser-Busch InBev NV 5.375% 2020	US$ 250	US$ 289
Anheuser-Busch InBev NV 3.70% 2024	580	596
Bank of America Corp. 2.60% 2019	762	772
Bank of America Corp., Series L, 2.65% 2019	463	470
Bank of America Corp. 4.00% 2024	1,190	1,218
BNP Paribas 2.45% 2019	190	191
BNP Paribas 5.00% 2021	2,000	2,230
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,4,9]	1,563	1,537
Arch Coal, Inc. 7.00% 2019	1,125	858
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[3,4,9]	1,322	1,315
Ply Gem Industries, Inc. 6.50% 2022[8]	1,100	1,066
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates,
Series 2014-A, 1.004% 2031[3,4,8]	2,370	2,375
Transocean Inc. 2.50% 2017	350	358
Transocean Inc. 6.375% 2021	710	822
Transocean Inc. 3.80% 2022	1,200	1,189
Kimco Realty Corp., Series C, 4.904% 2015	235	241
Kimco Realty Corp. 5.70% 2017	500	559
Kimco Realty Corp. 6.875% 2019	1,250	1,504
Norfolk Southern Corp. 5.75% 2016	810	870
Norfolk Southern Corp. 3.25% 2021	635	652
Norfolk Southern Corp. 3.00% 2022	750	751
McKesson Corp. 3.25% 2016	180	187
McKesson Corp. 2.284% 2019	1,065	1,070
McKesson Corp. 3.796% 2024	680	696
McKesson Corp. 4.883% 2044	300	313
Needle Merger Sub Corp. 8.125% 2019[8]	2,200	2,266
Progress Energy, Inc. 7.05% 2019	1,210	1,478
Progress Energy, Inc. 7.75% 2031	550	778
ConvaTec Finance International SA 8.25% 2019[4,5,8]	2,200	2,255
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,8]	1,065	1,109
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,8]	1,000	1,134
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,4,9]	2,233	2,235
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[3,4,9]	2,225	2,232
QGOG Constellation SA 6.25% 2019[8]	2,150	2,182
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	404
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,207
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	558
Fiat SpA 8.25% 2021	1,900	2,156
PNC Financial Services Group, Inc. 2.854% 2022	1,250	1,222
PNC Financial Services Group, Inc. 3.90% 2024	910	929
SABMiller Holdings Inc. 3.75% 2022[8]	775	803
SABMiller Holdings Inc. 4.95% 2042[8]	1,230	1,332
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[3]	501	502
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[3]	1,500	1,628
Allegiant Travel Co. 5.50% 2019	2,075	2,119
BP Capital Markets PLC 0.643% 2016[4]	2,060	2,071
Samson Investment Co. 10.75% 2020[8]	1,950	2,065
Viacom Inc. 4.25% 2023	1,335	1,402
Viacom Inc. 5.85% 2043	575	662
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,037
Intesa Sanpaolo SpA 6.50% 2021[8]	150	178
Intesa Sanpaolo SpA 5.017% 2024[8]	1,830	1,854
PDC Energy Inc. 7.75% 2022	1,800	2,016
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

CMS Energy Corp. 8.75% 2019	US$ 258	US$ 333
CMS Energy Corp. 5.05% 2022	392	446
Consumers Energy Co. 3.375% 2023	345	355
CMS Energy Corp. 3.875% 2024	100	104
CMS Energy Corp. 4.875% 2044	721	761
Volvo Treasury AB 5.95% 2015[8]	1,920	1,994
Imperial Tobacco Finance PLC 3.50% 2023[8]	2,000	1,984
VPI Escrow Corp. 6.375% 2020[8]	535	570
VPI Escrow Corp. 7.50% 2021[8]	1,240	1,378
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[8]	1,825	1,948
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,213
R.R. Donnelley & Sons Co. 6.50% 2023	700	735
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,9]	1,389	1,396
SRA International, Inc. 11.00% 2019	500	539
Altice Finco SA 6.50% 2022[8]	1,300	1,388
Altice Finco SA 8.125% 2024[8]	475	526
JMC Steel Group Inc. 8.25% 2018[8]	1,850	1,896
Developers Diversified Realty Corp. 7.50% 2017	750	866
Developers Diversified Realty Corp. 4.75% 2018	940	1,024
iStar Financial Inc. 5.00% 2019	1,875	1,884
American Express Co. 1.55% 2018	1,875	1,871
International Business Machines Corp. 1.625% 2020	550	531
International Business Machines Corp. 3.375% 2023	1,300	1,313
Colombia (Republic of) Global 4.375% 2021	1,700	1,828
Tenet Healthcare Corp. 8.125% 2022	1,575	1,827
Telecom Italia Capital SA 7.175% 2019	1,194	1,386
Telecom Italia Capital SA 7.721% 2038	375	434
Sabine Pass Liquefaction, LLC 5.625% 2021	700	744
Sabine Pass Liquefaction, LLC 5.75% 2024[8]	1,025	1,070
United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,768
ConAgra Foods, Inc. 1.30% 2016	600	605
ConAgra Foods, Inc. 3.20% 2023	1,200	1,161
DJO Finance LLC 9.75% 2017	890	937
DJO Finance LLC 7.75% 2018	310	327
DJO Finance LLC 8.75% 2018	125	135
DJO Finance LLC 9.875% 2018	335	363
Gates Global LLC, Term Loan B, 4.25% 2021[3,4,9]	850	848
Gates Global LLC 6.00% 2022[8]	875	879
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,726
Post Holdings, Inc. 6.75% 2021[8]	825	878
Post Holdings, Inc. 7.375% 2022	750	814
Michaels Stores, Inc. 7.50% 2018[4,5,8]	600	616
Michaels Stores, Inc. 7.75% 2018	1,000	1,060
United Rentals, Inc. 7.375% 2020	1,500	1,665
Commonwealth Bank of Australia 0.75% 2017[3,8]	1,650	1,655
Gilead Sciences, Inc. 2.40% 2014	200	202
Gilead Sciences, Inc. 3.05% 2016	160	168
Gilead Sciences, Inc. 4.40% 2021	200	220
Gilead Sciences, Inc. 3.70% 2024	600	617
Gilead Sciences, Inc. 4.80% 2044	400	425
Slovenia (Republic of) 4.375% 2022[8]	1,500	1,609
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[3]	822	902
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[3,4]	615	701
Teekay Corp. 8.50% 2020	1,375	1,595
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Alpha Natural Resources, Inc. 6.00% 2019	US$ 500	US$ 366
Alpha Natural Resources, Inc. 7.50% 2020[8]	525	509
Alpha Natural Resources, Inc. 6.25% 2021	1,000	712
RCI Banque 3.50% 2018[8]	1,500	1,572
Pacific Rubiales Energy Corp. 5.375% 2019[8]	1,500	1,567
Western Gas Partners LP 4.00% 2022	1,500	1,555
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,510
Standard Chartered PLC 3.85% 2015[8]	1,245	1,278
Standard Chartered Bank 3.95% 2023[8]	200	199
Electricité de France SA 6.95% 2039[8]	625	832
Electricité de France SA 4.875% 2044[8]	600	641
PG&E Corp. 2.40% 2019	555	561
Pacific Gas and Electric Co. 3.25% 2023	580	580
Pacific Gas and Electric Co. 3.85% 2023	300	313
Alcatel-Lucent USA Inc. 4.625% 2017[8]	700	726
Alcatel-Lucent USA Inc. 6.75% 2020[8]	450	481
Alcatel-Lucent USA Inc. 8.875% 2020[8]	200	228
Holcim Ltd. 5.15% 2023[8]	1,290	1,425
Marks and Spencer Group PLC 6.25% 2017[8]	1,250	1,412
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,4]	565	629
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,4]	690	781
CEZ, a s 4.25% 2022[8]	1,340	1,407
Builders Firstsource 7.625% 2021[8]	1,300	1,394
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,4,9]	223	223
Univision Communications Inc. 8.50% 2021[8]	1,040	1,158
CEMEX Finance LLC 7.25% 2021[8]	750	827
CEMEX Finance LLC 9.375% 2022[8]	465	549
Iron Mountain Inc. 5.75% 2024	1,325	1,371
Teco Finance, Inc. 5.15% 2020	75	85
Tampa Electric Co. 4.10% 2042	930	909
Tampa Electric Co. 4.35% 2044	360	369
Pernod Ricard SA 4.45% 2022[8]	1,275	1,361
Regions Financial Corp. 7.75% 2014	29	30
Regions Financial Corp. 5.75% 2015	150	157
Regions Financial Corp. 2.00% 2018	1,175	1,172
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,4,9]	273	274
Playa Resorts Holding BV 8.00% 2020[8]	1,000	1,083
McClatchy Co. 9.00% 2022	1,175	1,347
LightSquared, Term Loan B, 12.00% 2014[3,5,9,10]	1,014	1,329
Husky Energy Inc. 7.25% 2019	1,040	1,293
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[8]	1,200	1,290
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	541	543
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.033% 2050[3,4]	630	705
Coca-Cola Co. 3.20% 2023	1,215	1,230
Oracle Corp. 3.40% 2024	1,230	1,227
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[3]	829	899
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[3]	200	218
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3,4]	69	76
Reynolds American Inc. 4.85% 2023	110	118
Reynolds American Inc. 6.15% 2043	935	1,073
Nortek Inc. 10.00% 2018	700	758
Nortek Inc. 8.50% 2021	370	411
France Government Agency-Guaranteed, Société Finance 2.875% 2014[8]	1,150	1,157
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,150
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Realogy Corp., LOC, 4.50% 2016[3,4,9]	US$ 15	US$ 15
Realogy Corp. 7.625% 2020[8]	1,000	1,108
ACE INA Holdings Inc. 2.60% 2015	365	375
ACE INA Holdings Inc. 3.35% 2024	720	727
LSB Industries, Inc. 7.75% 2019	1,025	1,102
QBE Insurance Group Ltd. 2.40% 2018[8]	1,100	1,101
Roche Holdings, Inc. 6.00% 2019[8]	172	203
Roche Holdings, Inc. 7.00% 2039[8]	630	895
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[8]	1,000	1,095
NBC Universal Enterprise, Inc. 1.974% 2019[8]	800	794
NBCUniversal Media, LLC 5.15% 2020	250	286
Warner Music Group 6.75% 2022[8]	1,075	1,080
Academy Sports 9.25% 2019[8]	1,000	1,078
Kraft Foods Inc. 2.25% 2017	455	467
Kraft Foods Inc. 5.375% 2020	523	596
Home Depot, Inc. 4.40% 2045	1,040	1,051
ERP Operating LP 4.625% 2021	940	1,036
Celgene Corp 3.625% 2024	600	602
Celgene Corp 4.625% 2044	420	422
Devon Energy Corp. 3.25% 2022	1,010	1,019
Simon Property Group, LP 10.35% 2019	750	1,017
Total Capital International 1.55% 2017	540	547
Total Capital International 2.875% 2022	465	465
Altice Finco SA, First Lien, 7.75% 2022[8]	925	990
Popular, Inc. 7.00% 2019	945	964
Wind Acquisition SA 7.25% 2018[8]	450	476
Wind Acquisition SA 7.375% 2021[8]	450	482
Kenya (Rebulic of) 6.875 2024[8]	900	938
Novartis Capital Corp. 3.40% 2024	910	923
Carnival Corp. 3.95% 2020	870	921
Pfizer Inc. 3.40% 2024	900	915
HCA Inc. 5.00% 2024	900	915
Mondelez International, Inc. 4.00% 2024	880	913
Rice Energy Inc. 6.25% 2022[8]	875	898
Serena Software, Inc. Term Loan B 7.50% 2020[3,4,9]	875	885
Athlon Energy Inc. 6.00% 2022[8]	850	882
Enbridge Inc. 4.00% 2023	600	625
Enbridge Inc. 4.50% 2044	250	247
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[8]	855	857
PRA Holdings, Inc. 9.50% 2023[8]	765	854
Del Monte Corp. 7.625% 2019	813	848
Virgin Media Finance PLC 8.375% 2019[8]	800	848
Schaeffler Holding Finance BV 6.875% 2018[4,5,8]	800	847
Philip Morris International Inc. 1.875% 2019	840	838
Caesars Entertainment Operating Co. 9.00% 2020	1,000	838
UnitedHealth Group Inc. 2.875% 2023	835	820
American Electric Power Co. 1.65% 2017	815	820
Esterline Technologies Corp. 7.00% 2020	760	817
American Tower Corp. 7.00% 2017	700	815
International Paper Co. 7.30% 2039	600	811
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,8]	732	799
Hospitality Properties Trust 6.70% 2018	680	766
Walter Energy, Inc. 9.50% 2019[8]	750	764
BE Aerospace, Inc. 5.25% 2022	680	744
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Thomson Reuters Corp. 5.65% 2043	US$670	US$740
CNA Financial Corp. 7.35% 2019	230	284
CNA Financial Corp. 3.95% 2024	425	439
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[8]	705	721
Union Pacific Corp. 4.821% 2044	650	712
Ardagh Packaging Finance 6.00% 2021[8]	700	703
Thermo Fisher Scientific Inc. 4.15% 2024	660	691
CEC Entertainment, Inc. 8.00% 2022[8]	650	676
Orange SA 5.50% 2044	600	672
UniCredito Italiano SpA 6.00% 2017[8]	600	664
TRAC Intermodal 11.00% 2019	575	661
Milacron LLC 7.75% 2021[8]	600	660
Patheon Inc., Term Loan B, 4.25% 2021[3,4,9]	485	482
Patheon Inc. 7.50% 2022[8]	155	161
CenterPoint Energy Resources Corp. 4.50% 2021	580	638
LMI Aerospace Inc. 7.375% 2019[8]	600	617
Level 3 Communications, Inc. 8.125% 2019	400	439
Level 3 Communications, Inc. 11.875% 2019	150	167
WellPoint, Inc. 2.30% 2018	585	596
AAF Holdings LLC 12.00% 2019[4,5,8]	575	593
Genworth Holdings, Inc. 4.90% 2023	550	590
PTT Exploration & Production Ltd. 5.692% 2021[8]	500	558
Wells Fargo & Co. 2.125% 2019	555	557
Diamond Offshore Drilling, Inc. 4.875% 2043	550	556
Petrobras International Finance Co. 5.75% 2020	200	214
Petrobras Global Finance Co. 4.375% 2023	350	338
WM. Wrigley Jr. Co 3.375% 2020[8]	505	523
ABB Finance (USA) Inc. 2.875% 2022	510	507
Weyerhaeuser Real Estate Co 5.875 2024[8]	475	490
CRC Health Corp, Term Loan, 5.25% 2021[3,4,9]	479	483
Israeli Government 4.00% 2022	450	481
Ceridian LLC / Comdata Inc. 8.125% 2017[8]	450	456
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	400	454
Chevron Corp. 1.718% 2018	250	252
Chevron Corp. 2.355% 2022	200	193
Macy’s Retail Holdings, Inc. 7.875% 2015[4]	411	442
Spectra Energy Partners, LP 4.75% 2024	405	439
Gazprom OJSC, Series 9, 6.51% 2022	400	435
HBOS PLC 6.75% 2018[8]	375	433
SBC Communications Inc. 5.10% 2014	100	101
AT&T Inc. 1.40% 2017	300	299
Enterprise Products Operating LLC 5.10% 2045	360	385
TransCanada PipeLines Ltd. 7.625% 2039	250	364
CME Group Inc. 5.30% 2043	300	347
Iberdrola Finance Ireland 3.80% 2014[8]	335	337
Royal Bank of Scotland PLC 5.625% 2020	290	333
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,9]	396	320
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	317
Vodafone Group PLC 2.50% 2022	317	298
AXA SA 8.60% 2030	220	296
Rio Tinto Finance (USA) Ltd. 2.875% 2022	300	293
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3,4]	260	289
BHP Billiton Finance (USA) Ltd. 5.00% 2043	260	288
News America Inc. 5.40% 2043	250	279
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

National Grid PLC 6.30% 2016	US$250	US$ 277
DISH DBS Corp. 4.625% 2017	250	266
Unum Group 5.625% 2020	225	258
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	26	29
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	61	69
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	119	138
TransDigm Inc. 5.50% 2020	225	230
Crescent Resources 10.25% 2017[8]	175	197
Brandywine Operating Partnership, LP 3.95% 2023	190	191
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[3,8]	240	181
EnLink Midstream Partners, LP 4.40% 2024	135	142
DCT Industrial Trust Inc. 4.50% 2023	110	113
Canadian Natural Resources Ltd. 5.70% 2017	100	112
Santander Issuances, SA Unipersonal 6.50% 2019[4,8]	100	101
Midwest Generation, LLC, Series B, 8.56% 2016[3,10,11]	18	19
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[3,4,9,11]	9	9
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[3,4,9]	2	2
		1,248,245
Total bonds, notes & other debt instruments (cost: $2,451,497,000)		2,538,454
Convertible securities 0.02%

U.S. dollars 0.02%	Shares

CEVA Group PLC, Series A-1, 3.234% convertible preferred[11]	329	502
CEVA Group PLC, Series A-2, 2.234% convertible preferred[11,12]	36	42
Total convertible securities (cost: $386,000)		544
Common stocks 0.02%

U.S. dollars 0.02%

CEVA Group PLC[8,11,13]	431	496
Atrium Corp.[8,11,13]	2	—
Total common stocks (cost: $998,000)		496
	Principal amount
Short-term securities 11.17%	(000)

Federal Home Loan Bank 0.07% due 9/3/2014–9/19/2014	US$39,400	39,396
BASF AG 0.08% due 7/24/2014[8]	34,600	34,598
Nordea Bank AB 0.14% due 7/2/2014[8]	34,500	34,500
GlaxoSmithKline Finance PLC 0.12% due 8/5/2014[8]	30,300	30,296
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 7/1/2014[8]	30,200	30,200
Toronto-Dominion Holdings USA Inc. 0.11% due 7/14/2014[8]	29,600	29,599
Mizuho Funding LLC 0.165% due 7/14/2014[8]	28,500	28,499
Total Capital Canada Ltd. 0.09% due 7/18/2014[8]	26,100	26,099
Australia & New Zealand Banking Group, Ltd. 0.14% due 9/5/2014[8]	21,200	21,193
Nestlé Finance International Ltd. 0.12% due 7/7/2014	15,000	15,000
KfW 0.11% due 9/26/2014[8]	15,000	14,996
Total short-term securities (cost: $304,374,000)		304,376
Total investment securities (cost: $2,757,255,000)		2,843,870
Other assets less liabilities		(118,935)
Net assets		US$2,724,935

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Step bond; coupon rate will increase at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $95,000, which represented less than .01% of the net assets of the fund.
[7]	A portion or all of this security purchased on a TBA basis.
[8]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $428,255,000, which represented 15.72% of the net assets of the fund.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,806,000, which represented .95% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,068,000, which represented .04% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 3/10/2010 at a cost of $52,000) may be subject to legal or contractual restrictions on resale.
[13]	Security did not produce income during the last 12 months.

Key to abbreviations

Auth. = Authority

Dev. = Development

Econ. = Economic

Fac. = Facility

G.O. = General Obligation

LOC = Letter of Credit

Rev. = Revenue

TBA = To be announced

High-Income Bond FundSM

Investment portfolio

June 30, 2014

unaudited

Bonds, notes & other debt instruments 93.03%
Corporate bonds & notes 92.15%	Principal amount	Value
Health care 16.46%	(000)	(000)

inVentiv Health Inc. 9.00% 2018[1]	$10,225	$11,043
inVentiv Health Inc. 11.00% 2018[1]	20,290	19,428
inVentiv Health Inc. 11.00% 2018[1]	8,350	8,016
Forest Laboratories, Inc. 4.375% 2019[1]	7,740	8,369
Forest Laboratories, Inc. 4.875% 2021[1]	2,275	2,487
Forest Laboratories, Inc. 5.00% 2021[1]	19,400	21,308
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[2,3,4]	1,648	1,652
Kinetic Concepts, Inc. 10.50% 2018	15,355	17,390
Kinetic Concepts, Inc. 12.50% 2019	10,465	12,087
VPI Escrow Corp. 6.75% 2018[1]	12,800	13,824
VPI Escrow Corp. 6.375% 2020[1]	8,870	9,458
VPI Escrow Corp. 5.625% 2021[1]	155	160
VPI Escrow Corp. 7.50% 2021[1]	6,665	7,406
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,170	6,340
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,965
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,752
Tenet Healthcare Corp. 8.125% 2022	7,115	8,253
DJO Finance LLC 9.75% 2017	5,930	6,241
DJO Finance LLC 7.75% 2018	11,635	12,275
DJO Finance LLC 8.75% 2018	840	907
DJO Finance LLC 9.875% 2018	4,140	4,492
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	14,530	14,647
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	5,115	5,083
HCA Inc. 3.75% 2019	14,670	14,835
HCA Inc. 6.50% 2020	650	733
HCA Inc. 5.00% 2024	3,900	3,964
Multiplan Inc., Term Loan B, 4.00% 2021[2,3,4]	14,742	14,720
INC Research LLC 11.50% 2019[1]	10,690	12,186
Centene Corp. 5.75% 2017	7,280	7,953
Centene Corp. 4.75% 2022	2,640	2,683
Select Medical Holdings Corp. 6.375% 2021	9,615	10,096
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4]	3,085	3,069
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4]	2,300	2,288
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5]	4,560	4,537
VWR Funding, Inc. 7.25% 2017	8,570	9,095
ConvaTec Finance International SA 8.25% 2019[1,2,5]	8,065	8,267
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[2,3,4]	8,075	8,100
Symbion Inc. 8.00% 2016	7,235	7,597
PRA Holdings, Inc. 9.50% 2023[1]	4,135	4,616
Patheon Inc., Term Loan B, 4.25% 2021[2,3,4]	3,870	3,846
Patheon Inc. 7.50% 2022[1]	600	623
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	4,365	4,414
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	3,010	3,078
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

LifePoint Hospitals, Inc. 5.50% 2021[1]	$ 1,825	$ 1,916
CRC Health Corp, Term Loan, 5.25% 2021[2,3,4]	1,741	1,756
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	250	260
		333,215
Telecommunication services 16.22%

T-Mobile US, Inc. 6.542% 2020	6,379	6,913
MetroPCS Wireless, Inc. 6.25% 2021	16,950	18,073
T-Mobile US, Inc. 6.731% 2022	3,500	3,789
MetroPCS Wireless, Inc. 6.625% 2023	19,150	20,874
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,634
Sprint Nextel Corp. 9.125% 2017	2,350	2,758
Sprint Nextel Corp. 7.00% 2020	20,650	22,947
Sprint Corp. 7.25% 2021[1]	11,150	12,335
Sprint Nextel Corp. 11.50% 2021	4,950	6,707
Sprint Corp. 7.875% 2023[1]	2,050	2,286
Wind Acquisition SA 7.25% 2018[1]	5,975	6,319
Wind Acquisition SA 7.25% 2018[1]	2,000	2,115
Wind Acquisition SA 7.375% 2018	€4,075	5,901
Wind Acquisition SA 4.75% 2020[1]	$ 6,650	6,717
Wind Acquisition SA 7.375% 2021[1]	13,725	14,686
Digicel Group Ltd. 8.25% 2020[1]	17,300	18,944
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,848
Digicel Group Ltd. 7.125% 2022[1]	6,850	7,158
NII Capital Corp. 10.00% 2016	15,300	4,819
NII Capital Corp. 7.875% 2019[1]	10,975	9,576
NII Capital Corp. 8.875% 2019	6,125	2,450
NII Capital Corp. 11.375% 2019[1]	8,610	7,684
NII Capital Corp. 7.625% 2021	21,625	6,325
Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,564
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,188
Intelsat Jackson Holding Co. 6.625% 2022	20,125	21,106
Numerical Group SA, First Lien, 4.875% 2019[1]	11,475	11,791
Numerical Group SA, First Lien, 6.00% 2022[1]	8,750	9,111
Numerical Group SA, First Lien, 6.25% 2024[1]	2,200	2,299
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	22,652
Frontier Communications Corp. 8.125% 2018	5,925	6,962
Frontier Communications Corp. 8.50% 2020	5,775	6,843
Frontier Communications Corp. 9.25% 2021	4,525	5,436
Frontier Communications Corp. 8.75% 2022	550	641
Trilogy International Partners, LLC 10.25% 2016[1]	12,075	12,467
Altice Finco SA 6.50% 2022[1]	6,100	6,512
Altice Finco SA 8.125% 2024[1]	1,925	2,132
Altice Finco SA, First Lien, 7.75% 2022[1]	4,750	5,082
Telecom Italia Capital SA 6.999% 2018	4,075	4,696
SoftBank Corp. 4.50% 2020[1]	4,525	4,615
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,363
Level 3 Communications, Inc. 8.125% 2019	1,150	1,261
Level 3 Communications, Inc. 11.875% 2019	750	836
		328,415
Consumer discretionary 15.28%

EchoStar DBS Corp. 7.125% 2016	325	352
DISH DBS Corp. 4.625% 2017	6,875	7,313
DISH DBS Corp. 4.25% 2018	18,075	18,843
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

DISH DBS Corp. 7.875% 2019	$ 700	$ 833
DISH DBS Corp. 5.125% 2020	4,400	4,637
Boyd Gaming Corp. 9.125% 2018	9,190	9,822
Boyd Gaming Corp. 9.00% 2020	10,750	11,892
Warner Music Group 13.75% 2019	1,275	1,536
Warner Music Group 5.625% 2022[1]	12,500	12,609
Warner Music Group 6.75% 2022[1]	4,950	4,975
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	7,761	7,756
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	5,050	5,467
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,5]	5,145	5,634
Time Inc., Term Loan B, 4.25% 2021[2,3,4]	12,600	12,684
Time Inc. 5.75% 2022[1]	5,475	5,543
Caesars Entertainment Operating Co. 11.25% 2017	6,995	6,435
Caesars Entertainment Operating Co. 9.00% 2020	9,530	7,981
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	9,900	10,568
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	10,254
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	3,675	3,868
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[1]	2,500	2,541
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,604
MGM Resorts International 6.625% 2015	1,725	1,816
MGM Resorts International 8.625% 2019	5,400	6,460
MGM Resorts International 6.75% 2020	725	811
MGM Resorts International 7.75% 2022	750	881
Gannett Co., Inc. 5.125% 2019[1]	915	949
Gannett Co., Inc. 6.375% 2023[1]	7,530	8,057
Michaels Stores, Inc. 7.50% 2018[1,2,5]	2,500	2,566
Michaels Stores, Inc. 7.75% 2018	5,250	5,565
Michaels Stores, Inc. 5.875% 2020[1]	850	870
Fiat SpA 8.25% 2021	7,825	8,881
Univision Communications Inc. 6.875% 2019[1]	790	845
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	2,729	2,731
Univision Communications Inc. 8.50% 2021[1]	4,570	5,090
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	5,650
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	2,976
Schaeffler Holding Finance BV 6.875% 2018[2,5]	€3,800	5,490
Schaeffler Holding Finance BV 6.875% 2018[1,2,5]	$2,025	2,144
Wynn Macau, Ltd. 5.25% 2021[1]	7,275	7,493
CBS Outdoor Americas Inc., Term Loan B1, 3.00% 2021[2,3,4]	7,000	6,987
DineEquity, Inc. 9.50% 2018	5,950	6,405
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,829
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	3,515	3,532
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	1,489	1,492
Playa Resorts Holding BV 8.00% 2020[1]	3,650	3,951
Hilton Worldwide, Term Loan B, 3.50% 2020[2,3,4]	3,633	3,631
Hilton Hotels Corp. 5.625% 2021[1]	1,525	1,623
Academy Sports 9.25% 2019[1]	4,700	5,064
General Motors Financial Co. 3.25% 2018	4,600	4,669
Burger King Corp 0%/11.00% 2019[1,7]	4,800	4,464
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,794
McClatchy Co. 9.00% 2022	3,275	3,754
Citycenter, Term Loan B, 5.00% 2020[2,3,4]	3,583	3,616
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,306
UPC Germany GmbH 9.625% 2019	€800	1,187
CEC Entertainment, Inc. 8.00% 2022[1]	$2,850	2,964
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[2,3,4]	$ 2,725	$ 2,727
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,475	2,682
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,288
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,185
Weyerhaeuser Real Estate Co 5.875 2024[1]	1,975	2,039
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,658
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,537
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,367
Stackpole Intl. 7.75% 2021[1]	1,150	1,208
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	1,028
Limited Brands, Inc. 6.625% 2021	875	999
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[2,3,4]	962	965
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	877
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,8]	2,129	767
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,8]	11,915	—
Cedar Fair, LP 5.375% 2024[1]	175	177
		309,194
Industrials 13.13%

US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,4]	1,031	1,021
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,398	4,382
US Investigations Services, Inc. 10.50% 2015[1]	4,420	3,989
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,350
Altegrity, Inc. 9.50% 2019[1]	12,225	12,225
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	6,253
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,825
Navios Maritime Holdings Inc. 7.375% 2022[1]	10,050	10,377
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	21,580	22,470
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	4,132
R.R. Donnelley & Sons Co. 7.875% 2021	5,025	5,804
R.R. Donnelley & Sons Co. 7.00% 2022	2,175	2,409
R.R. Donnelley & Sons Co. 6.50% 2023	7,100	7,455
CEVA Group PLC 4.00% 2018[1]	7,750	7,285
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	3,106	3,051
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	2,252	2,212
CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	2,140	2,102
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	388	381
CEVA Group PLC 7.00% 2021[1]	1,175	1,213
CEVA Group PLC 9.00% 2021[1]	2,275	2,355
Jeld-Wen Escrow Corp. 12.25% 2017[1]	14,770	16,025
Nortek Inc. 10.00% 2018	7,460	8,075
Nortek Inc. 8.50% 2021	5,935	6,588
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[2,3,4]	5,162	5,138
Ply Gem Industries, Inc. 6.50% 2022[1]	9,250	8,961
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	741	785
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	6,000	6,075
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	4,860	5,042
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	550	557
Euramax International, Inc. 9.50% 2016	10,880	10,880
Builders Firstsource 7.625% 2021[1]	9,625	10,323
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	9,651	9,658
HD Supply, Inc. 11.50% 2020	6,905	8,286
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	3,950	3,942
Gates Global LLC 6.00% 2022[1]	3,875	3,894
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

United Rentals, Inc. 7.375% 2020	$ 1,275	$ 1,415
United Rentals, Inc. 7.625% 2022	2,525	2,847
United Rentals, Inc. 6.125% 2023	2,075	2,236
ADT Corp. 4.125% 2019	6,275	6,330
Esterline Technologies Corp. 7.00% 2020	5,136	5,521
BE Aerospace, Inc. 5.25% 2022	4,920	5,381
TRAC Intermodal 11.00% 2019	4,025	4,629
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	3,625	3,897
Iron Mountain Inc. 5.75% 2024	3,500	3,623
LMI Aerospace Inc. 7.375% 2019[1]	3,025	3,108
TransDigm Inc. 5.50% 2020	2,525	2,579
AAF Holdings LLC 12.00% 2019[1,2,3,5]	2,400	2,475
Milacron LLC 7.75% 2021[1]	1,575	1,732
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[2,3,4]	1,166	1,180
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[2,3,4]	512	518
AerCap Holdings NV 2.75% 2017[1]	1,600	1,612
Far East Capital Limited SA 8.75% 2020[1]	1,335	1,095
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	268
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	127
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	10	11
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	158	174
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	326	366
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	21	23
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	90	96
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[2,3,4]	807	771
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[2,3,4,8]	506	481
Watco Companies 6.375% 2023[1]	395	405
HDTFS Inc. 4.25% 2018	325	335
		265,755
Energy 8.97%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,864	1,859
NGPL PipeCo LLC 7.119% 2017[1]	6,715	6,849
NGPL PipeCo LLC 9.625% 2019[1]	16,825	18,508
Peabody Energy Corp. 6.00% 2018	19,745	20,683
Peabody Energy Corp. 6.25% 2021	4,120	4,125
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,4]	5,830	5,734
Arch Coal, Inc. 7.00% 2019	7,720	5,887
Arch Coal, Inc. 8.00% 2019[1]	825	819
Arch Coal, Inc. 9.875% 2019	525	450
Arch Coal, Inc. 7.25% 2021	4,975	3,657
Sabine Pass Liquefaction, LLC 5.625% 2021	5,000	5,313
Sabine Pass Liquefaction, LLC 5.75% 2024[1]	10,050	10,490
Alpha Natural Resources, Inc. 9.75% 2018	7,000	6,440
Alpha Natural Resources, Inc. 6.00% 2019	1,992	1,459
Alpha Natural Resources, Inc. 7.50% 2020[1]	4,400	4,268
Alpha Natural Resources, Inc. 6.25% 2021	3,625	2,583
QGOG Constellation SA 6.25% 2019[1]	11,200	11,368
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	150	150
Samson Investment Co. 10.75% 2020[1]	9,890	10,471
Teekay Corp. 8.50% 2020	8,543	9,910
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,490
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,245
PDC Energy Inc. 7.75% 2022	8,025	8,988
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

CONSOL Energy Inc. 8.25% 2020	$ 6,500	$ 7,069
CONSOL Energy Inc. 5.875% 2022[1]	750	787
Pacific Rubiales Energy Corp. 5.375% 2019[1]	5,750	6,009
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	4,125	4,300
Rice Energy Inc. 6.25% 2022[1]	3,725	3,823
Athlon Energy Inc. 6.00% 2022[1]	3,425	3,553
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	1,300	1,415
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,275	1,339
Oasis Petroleum Inc. 6.875% 2022[1]	1,275	1,396
Petrobras International Finance Co. 5.75% 2020	1,090	1,168
Denbury Resources Inc. 4.625% 2023	1,000	975
		181,580
Information technology 8.54%

First Data Holdings, Inc. 14.50% 2019[1,5]	8,121	8,761
First Data Corp. 8.25% 2021[1]	873	960
First Data Corp. 11.75% 2021	22,249	26,476
First Data Corp. 12.625% 2021	8,804	10,862
First Data Corp. 8.75% 2022[1,2,5]	935	1,037
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,4]	7,711	7,744
Freescale Semiconductor, Inc. 5.00% 2021[1]	10,385	10,697
Freescale Semiconductor, Inc. 6.00% 2022[1]	14,575	15,559
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	16,913	16,998
SRA International, Inc. 11.00% 2019	7,835	8,442
Alcatel-Lucent USA Inc. 4.625% 2017[1]	9,650	10,012
Alcatel-Lucent USA Inc. 6.75% 2020[1]	2,060	2,204
Alcatel-Lucent USA Inc. 8.875% 2020[1]	6,515	7,411
Dell, Inc. Term Loan B, 4.50% 2020[2,3,4]	17,164	17,268
NXP BV and NXP Funding LLC 3.75% 2018[1]	9,900	9,974
Serena Software, Inc. Term Loan B 7.50% 2020[2,3,4]	4,325	4,375
SunGard Data Systems Inc. 7.625% 2020	3,650	3,997
Lawson Software, Inc. 9.375% 2019	3,000	3,352
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,674
Ceridian LLC / Comdata Inc. 8.125% 2017[1]	2,125	2,152
Avago Technologies Ltd., Term Loan B, 3.75% 2021[2,3,4]	1,800	1,808
		172,763
Materials 7.80%

Reynolds Group Inc. 7.125% 2019	740	777
Reynolds Group Inc. 7.875% 2019	355	388
Reynolds Group Inc. 9.875% 2019	4,820	5,368
Reynolds Group Inc. 5.75% 2020	29,645	31,424
First Quantum Minerals Ltd. 6.75% 2020[1]	16,243	16,811
First Quantum Minerals Ltd. 7.00% 2021[1]	17,168	17,747
First Quantum Minerals Ltd. 7.25% 2022[1]	1,275	1,332
FMG Resources 6.00% 2017[1]	11,315	11,718
FMG Resources 6.875% 2018[1]	5,955	6,268
FMG Resources 8.25% 2019[1]	750	819
ArcelorMittal 10.35% 2019[2]	500	642
ArcelorMittal 6.00% 2021[2]	1,760	1,912
ArcelorMittal 7.25% 2041[2]	9,525	10,168
CEMEX Finance LLC 7.25% 2021[1]	3,750	4,134
CEMEX Finance LLC 9.375% 2022[1]	4,690	5,540
JMC Steel Group Inc. 8.25% 2018[1]	9,050	9,276
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Walter Energy, Inc. 9.50% 2019[1]	$7,975	$ 8,125
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[2,3,4]	2,064	2,068
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€1,000	1,469
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$ 2,945	3,225
LSB Industries, Inc. 7.75% 2019	5,275	5,671
PQ Corp. 8.75% 2018[1]	3,840	4,181
Packaging Dynamics Corp. 8.75% 2016[1]	2,460	2,536
Ryerson Inc. 9.00% 2017	1,525	1,636
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,080	1,102
Ball Corp. 5.75% 2021	835	892
Momentive Performance Materials Inc., Term Loan B, 4.00% 2015[2,3,4]	875	878
Georgia Gulf Corp. 4.875% 2023	800	799
Smurfit Capital Funding PLC 7.50% 2025	665	768
Ardagh Packaging Finance 6.00% 2021[1]	200	201
		157,875
Financials 4.27%

CIT Group Inc. 4.25% 2017	2,500	2,614
CIT Group Inc. 5.00% 2017	4,000	4,273
CIT Group Inc. 5.25% 2018	1,575	1,695
CIT Group Inc. 3.875% 2019	12,825	13,057
CIT Group Inc., Series C, 5.50% 2019[1]	3,800	4,130
iStar Financial Inc. 4.00% 2017	8,300	8,362
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,761
iStar Financial Inc. 4.875% 2018	1,925	1,939
iStar Financial Inc. 5.00% 2019	9,575	9,623
Realogy Corp. 3.375% 2016[1]	1,000	1,015
Realogy Corp., LOC, 4.50% 2016[2,3,4]	784	783
Realogy Corp. 4.50% 2019[1]	9,950	9,975
Realogy Corp. 7.625% 2020[1]	750	831
Icahn Enterprises Finance Corp. 3.50% 2017	7,450	7,552
Popular, Inc. 7.00% 2019	4,245	4,330
Crescent Resources 10.25% 2017[1]	3,070	3,454
Ocwen Financial Corp. 6.625% 2019[1]	3,325	3,441
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2,6]	1,265	1,480
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	1,200	1,422
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	300	428
MetLife Inc., junior subordinated 10.75% 2069[2]	500	797
Goldman Sachs Group, Inc., Series L, 5.70% 2049[2]	1,045	1,085
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% 2049[2]	1,000	999
Ryman Hospitality Properties, Inc., Term Loan B, 3.75% 2021[2,3,4]	400	402
		86,448
Consumer staples 1.07%

Post Holdings, Inc. 6.75% 2021[1]	4,650	4,946
Post Holdings, Inc. 7.375% 2022	3,000	3,255
Rite Aid Corp. 10.25% 2019	4,095	4,412
C&S Group Enterprises LLC 8.375% 2017[1]	2,702	2,833
C&S Group Enterprises LLC 5.375% 2022[1]	650	652
Del Monte Corp. 7.625% 2019	2,337	2,438
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,048
Constellation Brands, Inc. 6.00% 2022	700	789
JBS SA 7.75% 2020[1]	475	512
Ingles Markets, Inc. 5.75% 2023	475	483
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[2,3,4]	250	252
		21,620
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 0.41%	(000)	(000)

AES Corp. 8.00% 2017	$ 670	$ 782
AES Corp. 8.00% 2020	3,000	3,622
AES Corp. 7.375% 2021	850	999
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[2,3,4,9]	847	856
TXU, Term Loan, 4.651% 2017[2,3,4,6]	2,461	2,043
		8,302
Total corporate bonds & notes		1,865,167
Bonds & notes of governments & government agencies outside the U.S. 0.69%

Greek Government 2.00%/3.00% 2023[7]	€235	269
Greek Government 2.00%/3.00% 2024[7]	235	262
Greek Government 2.00%/3.00% 2025[7]	235	254
Greek Government 2.00%/3.00% 2026[7]	235	247
Greek Government 2.00%/3.00% 2027[7]	235	241
Greek Government 2.00%/3.00% 2028[7]	235	236
Greek Government 2.00%/3.00% 2029[7]	235	234
Greek Government 2.00%/3.00% 2030[7]	235	230
Greek Government 2.00%/3.00% 2031[7]	235	228
Greek Government 2.00%/3.00% 2032[7]	235	225
Greek Government 2.00%/3.00% 2033[7]	235	223
Greek Government 2.00%/3.00% 2034[7]	235	222
Greek Government 2.00%/3.00% 2035[7]	235	220
Greek Government 2.00%/3.00% 2036[7]	235	219
Greek Government 2.00%/3.00% 2037[7]	235	218
Greek Government 2.00%/3.00% 2038[7]	235	218
Greek Government 2.00%/3.00% 2039[7]	235	218
Greek Government 2.00%/3.00% 2040[7]	235	218
Greek Government 2.00%/3.00% 2041[7]	235	218
Greek Government 2.00%/3.00% 2042[7]	235	217
Slovenia (Republic of) 5.85% 2023[1]	$2,595	2,926
Portuguese Government 4.95% 2023	€ 330	500
Portuguese Government 5.65% 2024	1,150	1,831
Hungarian Government 6.25% 2020	$ 850	965
Hungarian Government 6.375% 2021	1,000	1,145
Serbia (Republic of) 4.875% 2020	200	203
Serbia (Republic of) 7.25% 2021	800	915
Argentina (Republic of) 7.00% 2017	1,000	920
		14,022
U.S. Treasury bonds & notes 0.16%

U.S. Treasury 0.25% 2015	3,275	3,279
Municipals 0.03%

State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[1,3]	875	659
Total bonds, notes & other debt instruments (cost: $1,824,393,000)		1,883,127
Convertible securities 1.53%
	Shares or	Value
Utilities 0.50%	principal amount	(000)

Dominion Resources, Inc., convertible preferred, Series A, units	100,000	$ 5,263
Exelon Corp., convertible preferred, units	91,000	4,909
		10,172
Industrials 0.49%

CEVA Group PLC, Series A-2, 2.234% convertible preferred[8,10]	2,211	2,543
CEVA Group PLC, Series A-1, 3.234% convertible preferred[8]	4,788	7,302
		9,845
Financials 0.28%

Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,405
Bank of Ireland 10.00% convertible notes 2016	€1,460,000	2,226
		5,631
Energy 0.16%

American Energy Utica, LLC 3.50% convertible notes 2021[1,2,5]	$3,041,800	3,244
Materials 0.10%

Mirabela Nickel Ltd. convertible notes 9.50% 2019[1,5,8]	$2,047,000	2,047
Total convertible securities (cost: $26,687,000)		30,939
Preferred securities 0.06%

Financials 0.06%	Shares

Citigroup Inc., Series K, depositary shares	42,650	1,160
Total preferred securities (cost: $1,066,000)		1,160
Common stocks 0.97%

Consumer discretionary 0.38%

Cooper-Standard Holdings Inc.[11]	110,446	7,307
American Media, Inc.[1,8,11]	87,470	389
Adelphia Recovery Trust, Series Arahova[11]	388,601	5
Adelphia Recovery Trust, Series ACC-1[8,11]	449,306	5
Adelphia Recovery Trust, Series ACC-6B8,11	1,000,000	—
Five Star Travel Corp.[1,8,11]	7,285	2
Revel AC, Inc. (CVR)[8,10,11]	13,372,726	—
Revel AC, Inc.[8,10,11]	125,906	—
		7,708
Industrials 0.32%

CEVA Group PLC[1,8,11]	5,622	6,465
Atrium Corp.[1,8,11]	361	—
		6,465
Materials 0.14%

NewPage Holdings Inc.[8,10]	26,880	2,394
Mirabela Nickel Ltd.[11]	10,160,232	383
		2,777
Common stocks
		Value
Health care 0.13%	Shares	(000)

Rotech Healthcare Inc.[8,11]	201,793	$ 2,724
Total common stocks (cost: $30,430,000)		19,674
Rights & warrants 0.00%

Consumer discretionary 0.00%

Liberman Broadcasting, Inc., warrant, expires 2022[8,10,11]	1	—
Total rights & warrants (cost: $0)		—
	Principal amount
Short-term securities 5.03%	(000)

Wal-Mart Stores, Inc. 0.09% due 7/28/2014[1]	$35,000	34,999
PepsiCo Inc. 0.06% due 9/2/2014[1]	30,000	29,997
Procter & Gamble Co. 0.08% due 7/31/2014[1]	14,400	14,399
General Electric Co. 0.06% due 7/1/2014	13,600	13,600
Paccar Financial Corp. 0.08% due 7/21/2014	8,700	8,700
Total short-term securities (cost: $101,693,000)		101,695
Total investment securities (cost: $1,984,269,000)		2,036,595
Other assets less liabilities		(12,456)
Net assets		$2,024,139

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $895,725,000, which represented 44.25% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $226,624,000, which represented 11.20% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,119,000, which represented 1.24% of the net assets of the fund.
[9]	Unfunded loan commitment; the total value of all unfunded loan commitments was $656,000, which represented .03% of net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.234% convertible preferred	3/10/2010–1/23/2012	$ 2,214	$ 2,543.12%
NewPage Holdings Inc.	9/17/2009–9/9/2011	1,987	2,394.12
Revel AC, Inc.	2/14/2011–12/13/2011	6,279	—	.00
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	2,419	—	.00
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$12,899	$4,937.24%

[11]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol
Auth. = Authority	LOC = Letter of Credit
CVR = Contingent Value Rights	Rev. = Revenue
Dev. = Development	€ = Euros
Econ. = Economic
Fac. = Facility

Mortgage FundSM

Investment portfolio

June 30, 2014

unaudited

Bonds, notes & other debt instruments 101.63%
Mortgage-backed obligations 65.64%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 57.57%	(000)	(000)

Fannie Mae 5.00% 2036	$ 701	$ 762
Fannie Mae 3.565% 2040[2]	418	447
Fannie Mae 4.19% 2040[2]	634	673
Fannie Mae 3.434% 2041[2]	272	286
Fannie Mae 3.526% 2041[2]	258	270
Fannie Mae 3.80% 2041[2]	294	315
Fannie Mae 2.514% 2043[2]	338	340
Fannie Mae 4.00% 2043	5,199	5,542
Fannie Mae 3.50% 2044[3]	57,379	59,020
Fannie Mae 4.00% 2044[3]	4,550	4,826
Fannie Mae 4.50% 2044[3]	6,700	7,254
Fannie Mae 5.00% 2044[3]	2,425	2,692
Fannie Mae 5.00% 2044[3]	1,825	2,021
Government National Mortgage Assn. 3.75% 2038	1,124	1,161
Government National Mortgage Assn. 4.00% 2039	799	832
Government National Mortgage Assn. 6.00% 2039	910	1,036
Government National Mortgage Assn. 4.00% 2040	431	448
Government National Mortgage Assn. 5.50% 2040	6,256	7,118
Government National Mortgage Assn. 4.50% 2041	349	371
Government National Mortgage Assn. 4.50% 2041	213	233
Government National Mortgage Assn. 5.00% 2041	3,360	3,705
Government National Mortgage Assn. 5.00% 2041	2,160	2,314
Government National Mortgage Assn. 6.50% 2041	2,632	2,920
Government National Mortgage Assn. 3.50% 2042	1,046	1,065
Government National Mortgage Assn. 3.50% 2042	611	619
Government National Mortgage Assn. 3.50% 2042	548	572
Government National Mortgage Assn. 4.00% 2042	138	144
Government National Mortgage Assn. 3.50% 2043	3,438	3,585
Government National Mortgage Assn. 3.50% 2043	2,933	3,057
Government National Mortgage Assn. 3.50% 2043	2,856	2,977
Government National Mortgage Assn. 3.50% 2043	2,640	2,752
Government National Mortgage Assn. 3.50% 2043	2,337	2,436
Government National Mortgage Assn. 3.50% 2043	564	571
Government National Mortgage Assn. 3.50% 2043	338	352
Government National Mortgage Assn. 4.50% 2043	1,356	1,482
Government National Mortgage Assn. 4.00% 2044[3]	2,250	2,406
Freddie Mac 5.00% 2034	3,870	4,297
Freddie Mac 5.50% 2037	41	45
Freddie Mac 5.00% 2038	466	516
Freddie Mac 5.50% 2038	184	207
Freddie Mac 5.50% 2038	125	139
Freddie Mac 5.50% 2038	54	60
Freddie Mac 3.847% 2039[2]	224	239
Freddie Mac 4.50% 2040	547	592
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 4.50% 2040	$ 95	$ 103
Freddie Mac 2.57% 2042[2]	234	236
Freddie Mac 2.351% 2043[2]	553	551
Freddie Mac 4.00% 2043	353	375
Freddie Mac 4.00% 2043	273	290
Freddie Mac 4.00% 2043	186	197
Freddie Mac 4.00% 2043	146	155
Freddie Mac 4.00% 2043	137	146
Freddie Mac 4.00% 2043	74	79
Freddie Mac 3.50% 2044[3]	1,050	1,079
Freddie Mac 4.00% 2044[3]	11,325	11,989
Freddie Mac 4.50% 2044[3]	6,825	7,384
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	5,760	6,018
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	190	202
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	1,692	1,822
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.701% 2048[2,4]	443	443
		163,768
Commercial mortgage-backed securities[1] 4.66%

Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[2]	333	370
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	1,823	1,977
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	933	1,015
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.898% 2040[2]	578	644
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	361	403
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[2]	1,301	1,404
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[2]	129	140
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[2,4]	1,250	1,252
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	934	990
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.004% 2031[2,4]	985	987
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	910	984
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	894	968
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	857	934
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	795	805
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	325	339
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	56	60
		13,272
Other mortgage-backed securities[1] 3.15%

Westpac Banking Corp. 1.375% 2015[4]	200	202
Westpac Banking Corp. 2.45% 2016[4]	200	207
Westpac Banking Corp. 1.25% 2018[4]	200	199
Westpac Banking Corp. 1.85% 2018[4]	400	401
Westpac Banking Corp. 1.375% 2019[4]	250	248
Commonwealth Bank of Australia 0.75% 2017[4]	250	251
Commonwealth Bank of Australia 2.25% 2017[4]	250	258
Commonwealth Bank of Australia 2.00% 2019[4]	325	325
Sparebank 1 Boligkreditt AS 2.30% 2018[4]	200	206
Sparebank 1 Boligkreditt AS 1.25% 2019[4]	200	197
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	425	416
Royal Bank of Canada 1.125% 2017	250	252
Royal Bank of Canada 2.00% 2019	550	558
UBS AG 1.875% 2015[4]	200	202
UBS AG 0.75% 2017[4]	225	226
UBS AG 2.25% 2017[4]	200	206
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[1] (continued)	(000)	(000)

Bank of Nova Scotia 1.25% 2014[4]	$ 200	$ 201
Bank of Nova Scotia 1.75% 2017[4]	200	204
Bank of Nova Scotia 1.95% 2017[4]	200	205
National Australia Bank 1.25% 2018[4]	250	247
National Australia Bank 2.00% 2019[4]	300	301
Bank of Montreal 1.30% 2014[4]	250	251
Bank of Montreal 1.95% 2017[4]	250	257
Swedbank AB 2.125% 2016[4]	200	206
Swedbank AB 1.375% 2018[4]	225	224
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	259
National Bank of Canada 2.20% 2016[4]	250	258
Barclays Bank PLC 2.25% 2017[4]	250	258
Caisse Centrale Desjardins 1.60% 2017[4]	250	254
Skandinaviska Enskilda 1.375% 2018[4]	250	248
Stadshypotek AB 1.875% 2019[4]	250	247
DNB ASA 1.45% 2019[4]	225	224
Credit Suisse Group AG 2.60% 2016[4]	200	207
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	206
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	201
Northern Rock PLC 5.625% 2017[4]	125	141
		8,953
Collateralized mortgage-backed obligations (privately originated)[1] 0.26%

Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.503% 2015[2,4]	750	751
Total mortgage-backed obligations		186,744
U.S. Treasury bonds & notes 22.50%
U.S. Treasury 14.85%

U.S. Treasury 0.25% 2015	21,300	21,328
U.S. Treasury 1.75% 2023	1,525	1,444
U.S. Treasury 2.75% 2023	4,500	4,610
U.S. Treasury 2.75% 2024	12,100	12,368
U.S. Treasury 2.875% 2043	2,725	2,485
		42,235
U.S. Treasury inflation-protected securities[5] 7.65%

U.S. Treasury Inflation-Protected Security 2.00% 2014	2,515	2,521
U.S. Treasury Inflation-Protected Security 0.50% 2015[6]	5,469	5,551
U.S. Treasury Inflation-Protected Security 0.125% 2016	2,685	2,757
U.S. Treasury Inflation-Protected Security 2.00% 2016	2,986	3,150
U.S. Treasury Inflation-Protected Security 0.125% 2017	2,583	2,673
U.S. Treasury Inflation-Protected Security 0.375% 2023	662	675
U.S. Treasury Inflation-Protected Security 1.375% 2044	4,043	4,438
		21,765
Total U.S. Treasury bonds & notes		64,000
Federal agency bonds & notes 11.91%

Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	78	78
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	140	141
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	146	150
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	$ 200	$ 205
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	75	77
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	150	149
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	170	169
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	125	127
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[1,2]	948	950
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[1,2]	199	200
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	41	42
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[1,2]	215	225
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	134	133
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	200	206
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	167	166
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	169	170
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	175	172
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	150	148
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	289	301
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	244	254
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	280	277
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	250	257
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	5,022	5,232
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	1,250	1,304
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	200	209
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[1]	235	246
Federal Home Loan Bank 0.875% 2017	3,850	3,852
Federal Home Loan Bank 5.50% 2036	300	384
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,570	5,592
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,044
Federal Farm Credit Banks 0.204% 2017[2]	1,625	1,625
Federal Farm Credit Banks 0.206% 2017[2]	1,368	1,368
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	386	387
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	150	150
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	150	151
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	225	224
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	200	202
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	100	103
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	251	261
Fannie Mae, Series 2014-M1, multifamily 3.506% 2023[1,2]	600	624
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1,2]	300	316
		33,871
Municipals 1.39%

State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds,
Series 2013-B-2, 4.00% 2032	200	218
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds,
Series 2014-A-1, 4.00% 2044	500	546
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds
(Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	600	659
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2012-B, 2.25% 2042[1]	321	305
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2013-A, 2.35% 2043[1]	306	292
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	275	288
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds,
Series 2013-1-N, 3.00% 2043	160	165
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$ 410	$ 438
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[1]	281	271
State of New Mexico, Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	220	230
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	195	219
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	235	218
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	95	103
		3,952
Asset-backed obligations[1] 0.19%

New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[4]	215	215
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[4]	335	337
		552
Total bonds, notes & other debt instruments (cost: $283,645,000)		289,119
Short-term securities 32.92%

Army and Air Force Exchange Service 0.09%–0.10% due 7/1/2014–7/16/2014[4]	9,700	9,700
Honeywell International Inc. 0.12% due 9/19/2014–10/21/2014[4]	8,000	7,996
Regents of the University of California 0.07% due 7/14/2014	7,000	7,000
Chevron Corp. 0.07% due 7/23/2014[4]	7,000	6,999
ExxonMobil Corp. 0.08% due 7/28/2014	7,000	6,999
Abbott Laboratories 0.10% due 8/18/2014–9/22/2014[4]	7,000	6,999
General Electric Co. 0.06% due 7/1/2014	6,700	6,700
Coca-Cola Co. 0.11%–0.12% due 7/23/2014–10/15/2014[4]	5,800	5,799
PepsiCo Inc. 0.08% due 7/25/2014[4]	5,600	5,600
John Deere Bank SA 0.09% due 7/18/2014[4]	5,500	5,500
Google Inc. 0.13% due 12/16/2014[4]	5,450	5,447
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/10/2014	5,000	5,000
Paccar Financial Corp. 0.07% due 7/18/2014	5,000	5,000
Microsoft Corp. 0.09% due 8/27/2014[4]	5,000	4,999
Tennessee Valley Authority 0.05% due 7/17/2014	3,900	3,900
Total short-term securities (cost: $93,639,000)		93,638
Total investment securities (cost: $377,284,000)		382,757
Other assets less liabilities		(98,286)
Net assets		$284,471

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of this security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,311,000, which represented 25.42% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $326,000, which represented ..11% of the net assets of the fund.
Key to abbreviations
Agcy. = Agency	Ref. = Refunding
Auth. = Authority	Rev. = Revenue
Dev. = Development	TBA = To be announced
Fin. = Finance

U.S. Government/AAA-Rated Securities FundSM

Investment portfolio

June 30, 2014

unaudited

Bonds, notes & other debt instruments 91.87%
U.S. Treasury bonds & notes 46.95%	Principal amount	Value
U.S. Treasury 35.72%	(000)	(000)

U.S. Treasury 1.00% 2016	$ 7,500	$ 7,573
U.S. Treasury 1.50% 2016[1]	42,150	43,025
U.S. Treasury 1.50% 2016	29,075	29,673
U.S. Treasury 2.125% 2016	22,725	23,410
U.S. Treasury 4.50% 2016	10,100	10,788
U.S. Treasury 4.625% 2016	28,875	31,611
U.S. Treasury 7.50% 2016	14,900	17,323
U.S. Treasury 0.625% 2017	26,000	25,713
U.S. Treasury 0.75% 2017	39,000	38,840
U.S. Treasury 0.875% 2017	25,000	25,110
U.S. Treasury 1.00% 2017	16,000	16,095
U.S. Treasury 2.75% 2017	24,000	25,311
U.S. Treasury 3.25% 2017	25,235	26,938
U.S. Treasury 4.625% 2017	23,100	25,457
U.S. Treasury 1.25% 2018	13,000	12,898
U.S. Treasury 1.25% 2018	13,000	12,882
U.S. Treasury 1.50% 2018	12,750	12,816
U.S. Treasury 2.375% 2018	7,825	8,158
U.S. Treasury 1.50% 2019	9,750	9,733
U.S. Treasury 1.625% 2019	9,625	9,652
U.S. Treasury 1.125% 2020	13,350	12,832
U.S. Treasury 1.25% 2020	6,250	6,061
U.S. Treasury 1.375% 2020	13,200	12,834
U.S. Treasury 2.25% 2021	120,975	122,294
U.S. Treasury 1.625% 2022	46,698	44,119
U.S. Treasury 1.625% 2022	41,728	39,622
U.S. Treasury 1.75% 2022	47,795	46,014
U.S. Treasury 2.00% 2023	30,539	29,642
U.S. Treasury 2.50% 2023	126,525	127,222
U.S. Treasury 2.75% 2023	173,000	177,237
U.S. Treasury 2.75% 2024	133,700	136,667
U.S. Treasury 6.25% 2030	2,980	4,230
U.S. Treasury 4.375% 2038	14,250	16,979
U.S. Treasury 2.875% 2043	17,225	15,706
U.S. Treasury 3.125% 2043	8,525	8,189
U.S. Treasury 3.625% 2043	28,350	29,879
U.S. Treasury 3.375% 2044	4,225	4,244
U.S. Treasury 3.625% 2044	5,750	6,054
		1,252,831
U.S. Treasury inflation-protected securities[2] 11.23%

U.S. Treasury Inflation-Protected Security 0.50% 2015	59,012	59,897
U.S. Treasury Inflation-Protected Security 1.625% 2015	6,238	6,346
U.S. Treasury Inflation-Protected Security 0.125% 2016	29,479	30,269
U.S. Treasury Inflation-Protected Security 2.00% 2016	17,915	18,901
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury inflation protected securities[2] (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 0.125% 2017	$ 40,911	$ 42,337
U.S. Treasury Inflation-Protected Security 0.125% 2019	31,513	32,450
U.S. Treasury Inflation-Protected Security 0.125% 2022	4,432	4,462
U.S. Treasury Inflation-Protected Security 0.125% 2023	4,334	4,319
U.S. Treasury Inflation-Protected Security 0.375% 2023	12,158	12,392
U.S. Treasury Inflation-Protected Security 0.625% 2024	72,105	74,701
U.S. Treasury Inflation-Protected Security 0.625% 2043	7,346	6,658
U.S. Treasury Inflation-Protected Security 1.375% 2044	92,257	101,267
		393,999
Total U.S. Treasury bonds & notes		1,646,830
Federal agency mortgage-backed obligations[3] 25.27%

Fannie Mae 3.307% 2017[4]	1,988	2,102
Fannie Mae 2.50% 2027	2,385	2,426
Fannie Mae 2.50% 2027	1,146	1,166
Fannie Mae 3.00% 2027	22,334	23,221
Fannie Mae 6.50% 2028	442	501
Fannie Mae 6.50% 2037	195	218
Fannie Mae 7.00% 2037	236	268
Fannie Mae 7.00% 2037	84	95
Fannie Mae 5.50% 2038	687	769
Fannie Mae 6.00% 2038	215	240
Fannie Mae 3.561% 2039[4]	1,266	1,330
Fannie Mae 2.564% 2040[4]	10,618	11,159
Fannie Mae 4.19% 2040[4]	1,119	1,188
Fannie Mae 4.377% 2040[4]	1,580	1,682
Fannie Mae 4.50% 2040	1,253	1,357
Fannie Mae 5.00% 2040	539	604
Fannie Mae 3.526% 2041[4]	1,787	1,871
Fannie Mae 3.80% 2041[4]	3,282	3,517
Fannie Mae 4.00% 2041	3,703	3,934
Fannie Mae 4.00% 2041	2,813	3,000
Fannie Mae 4.50% 2041	2,700	2,925
Fannie Mae 5.00% 2041	1,657	1,866
Fannie Mae 5.00% 2041	1,260	1,418
Fannie Mae 5.00% 2041	853	961
Fannie Mae 5.00% 2041	537	604
Fannie Mae 2.945% 2042[4]	7,021	7,251
Fannie Mae 3.50% 2042	3,789	3,903
Fannie Mae 3.50% 2042	3,139	3,234
Fannie Mae 4.00% 2042	1,969	2,100
Fannie Mae 4.00% 2042	502	535
Fannie Mae 2.514% 2043[4]	5,034	5,066
Fannie Mae 3.00% 2043	21,934	21,678
Fannie Mae 3.00% 2043	6,668	6,590
Fannie Mae 3.00% 2043	6,406	6,331
Fannie Mae 3.00% 2043	986	974
Fannie Mae 3.50% 2043	3,906	4,035
Fannie Mae 4.00% 2043	3,968	4,229
Fannie Mae 3.00% 2044[5]	17,075	16,856
Fannie Mae 3.50% 2044[5]	100,450	103,322
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 4.00% 2044[5]	$ 2,075	$ 2,201
Fannie Mae 4.00% 2044	1,737	1,850
Fannie Mae 4.00% 2044	823	878
Fannie Mae 4.50% 2044[5]	238,100	257,776
Fannie Mae 5.00% 2044[5]	11,475	12,705
Fannie Mae 5.00% 2044[5]	7,525	8,354
Fannie Mae, Series 2001-4, Class GA, 9.467% 2025[4]	4	5
Fannie Mae, Series 2001-4, Class NA, 10.353% 2025[4]	16	18
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	379	345
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	794	878
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	397	435
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	125	146
Freddie Mac 5.50% 2024	1,751	1,920
Freddie Mac 6.00% 2026	352	396
Freddie Mac 2.375% 2036[4]	653	694
Freddie Mac 2.082% 2037[4]	139	145
Freddie Mac 5.50% 2037	49	55
Freddie Mac 4.823% 2038[4]	684	733
Freddie Mac 5.50% 2038	2,893	3,228
Freddie Mac 5.50% 2038	151	168
Freddie Mac 5.00% 2040	2,624	2,909
Freddie Mac 3.239% 2041[4]	6,495	6,849
Freddie Mac 3.402% 2041[4]	1,880	1,985
Freddie Mac 5.00% 2041	3,987	4,494
Freddie Mac 5.00% 2041	1,848	2,066
Freddie Mac 2.57% 2042[4]	3,472	3,502
Freddie Mac 2.585% 2042[4]	1,476	1,515
Freddie Mac 2.085% 2043[4]	1,370	1,401
Freddie Mac 2.351% 2043[4]	6,751	6,732
Freddie Mac 4.00% 2043	19,207	20,395
Freddie Mac 4.00% 2043	4,179	4,440
Freddie Mac 4.00% 2043	1,515	1,611
Freddie Mac 4.00% 2043	754	801
Freddie Mac 4.00% 2043	719	764
Freddie Mac 4.00% 2043	575	612
Freddie Mac 4.00% 2044	37,219	39,521
Freddie Mac 4.00% 2044[5]	19,475	20,616
Freddie Mac 4.00% 2044	604	643
Freddie Mac 4.50% 2044[5]	42,475	45,953
Freddie Mac, Series 2356, Class GD, 6.00% 2016	151	158
Freddie Mac, Series 1567, Class A, 0.552% 2023[4]	107	107
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	618	563
Freddie Mac, Series 3233, Class PA, 6.00% 2036	481	543
Government National Mortgage Assn. 3.00% 2026	11,596	12,131
Government National Mortgage Assn. 3.00% 2027	8,220	8,599
Government National Mortgage Assn. 5.50% 2038	893	997
Government National Mortgage Assn. 5.50% 2038	504	564
Government National Mortgage Assn. 5.50% 2038	389	435
Government National Mortgage Assn. 5.50% 2038	268	299
Government National Mortgage Assn. 6.00% 2038	765	864
Government National Mortgage Assn. 6.50% 2038	1,174	1,329
Government National Mortgage Assn. 6.50% 2038	333	378
Government National Mortgage Assn. 3.50% 2039[4]	713	752
Government National Mortgage Assn. 5.00% 2039	2,197	2,415
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Government National Mortgage Assn. 6.00% 2039	$ 911	$ 1,037
Government National Mortgage Assn. 4.50% 2040	1,421	1,557
Government National Mortgage Assn. 5.50% 2040	22,973	26,137
Government National Mortgage Assn. 4.50% 2041	3,652	4,005
Government National Mortgage Assn. 5.00% 2041	7,157	7,892
Government National Mortgage Assn. 3.00% 2042	112	113
Government National Mortgage Assn. 3.50% 2043	4,202	4,381
Government National Mortgage Assn. 4.00% 2043	20,202	21,640
Government National Mortgage Assn. 4.50% 2044[5]	24,500	26,751
Government National Mortgage Assn. 6.172% 2058	39	42
Government National Mortgage Assn. 6.22% 2058	645	684
Government National Mortgage Assn., Series 2003, 6.116% 2058	596	641
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	22,631	23,985
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	19,099	20,571
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	766
National Credit Union Administration, Series 2010-R2, Class 1A, 0.522% 2017[4]	334	335
National Credit Union Administration, Series 2011-R3, Class 1A, 0.552% 2020[4]	741	744
National Credit Union Administration, Series 2011-R1, Class 1A, 0.602% 2020[4]	426	428
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.701% 2048[4,6]	221	221
		886,329
Federal agency bonds & notes 19.65%

Federal Home Loan Bank 5.50% 2014	31,410	31,607
Federal Home Loan Bank 0.375% 2015	34,750	34,830
Federal Home Loan Bank 2.75% 2015	9,250	9,418
Federal Home Loan Bank 0.375% 2016	20,750	20,748
Federal Home Loan Bank 0.625% 2016	7,230	7,217
Federal Home Loan Bank 1.75% 2018	38,000	38,329
Federal Home Loan Bank 3.375% 2023	16,715	17,472
Federal Home Loan Bank 5.50% 2036	600	768
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,314
Freddie Mac 1.75% 2015	23,425	23,854
Freddie Mac 1.00% 2017	1,750	1,755
Freddie Mac 1.25% 2019	18,730	18,199
Freddie Mac 3.75% 2019	12,750	14,004
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	1,835	1,843
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	1,730	1,776
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	2,000	2,051
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	1,800	1,856
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	2,019	2,140
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	2,375	2,356
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	1,760	1,750
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	1,425	1,429
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[3]	1,000	1,012
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[3,4]	5,454	5,467
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[3,4]	1,589	1,595
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	1,569	1,612
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	1,023	1,066
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[3]	1,799	1,880
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,931	2,018
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	1,185	1,241
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,272	1,349
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	7,501	7,457
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	2,325	2,389
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	$ 4,270	$ 4,168
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	2,375	2,336
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	7,065	6,985
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	4,330	4,275
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[3]	2,830	2,817
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,517	1,579
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,460	3,425
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023[3]	9,667	10,057
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	2,717	2,853
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[3]	2,250	2,316
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[3,4]	1,132	1,179
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	3,900	4,078
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4]	15,000	15,801
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[3]	1,515	1,583
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,453
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	22,750	22,882
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,550
Federal Farm Credit Banks 1.625% 2014	18,500	18,602
Federal Farm Credit Banks 0.204% 2017[4]	6,300	6,301
Federal Farm Credit Banks 0.206% 2017[4]	7,321	7,322
Federal Farm Credit Banks 0.60% 2017	41,774	41,472
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,307
Tennessee Valley Authority 1.875% 2022	10,150	9,661
TVA Southaven 3.846% 2033[3]	1,734	1,801
Tennessee Valley Authority 4.65% 2035	2,330	2,561
Tennessee Valley Authority 5.88% 2036	1,750	2,262
Tennessee Valley Authority 5.25% 2039	6,500	7,891
Tennessee Valley Authority, Series B, 3.50% 2042	6,470	5,992
Tennessee Valley Authority, Series A, 4.625% 2060	250	265
Fannie Mae 7.125% 2030	4,000	5,848
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	2,563	2,566
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[3]	2,375	2,387
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	2,300	2,288
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,373
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,055
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	1,841	1,915
Fannie Mae, Series 2014-M1, multifamily 3.506% 2023[3,4]	2,050	2,134
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	3,825	4,024
Private Export Funding Corp. 1.45% 2019	17,500	17,159
Private Export Funding Corp. 3.55% 2024	4,860	5,114
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	594	597
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[3]	990	1,015
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[3]	1,085	1,129
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.938% 2032[3]	887	907
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	151	157
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	154	166
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	100	108
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	311	343
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	737	793
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,335	1,335
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,000	1,007
		688,996
Total bonds, notes & other debt instruments (cost: $3,179,707,000)		3,222,155

	Principal amount	Value
Short-term securities 20.36%	(000)	(000)

Chevron Corp. 0.07%–0.09% due 7/23/2014–9/8/2014[6]	$89,500	$ 89,484
Coca-Cola Co. 0.10%–0.17% due 8/28/2014–12/8/2014[6]	82,100	82,054
Procter & Gamble Co. 0.09%–0.12% due 9/3/2014–9/10/2014[6]	77,700	77,686
Honeywell International Inc. 0.12% due 9/19/2014–10/15/2014[6]	55,000	54,978
ExxonMobil Corp. 0.08% due 7/28/2014	50,000	49,996
Google Inc. 0.08% due 8/19/2014[6]	50,000	49,995
Federal Farm Credit Banks 0.12%–0.15% due 8/11/2014–10/17/2014	48,100	48,094
Tennessee Valley Authority 0.057% due 7/17/2014	47,000	46,999
Wal-Mart Stores, Inc. 0.09% due 7/28/2014[6]	30,000	29,999
Private Export Funding Corp. 0.18% due 11/19/2014[6]	29,300	29,281
IBM Corp. 0.10% due 9/22/2014–9/23/2014[6]	26,000	25,994
General Electric Co. 0.06% due 7/1/2014	23,300	23,300
John Deere Financial Ltd. 0.08% due 7/16/2014[6]	23,000	22,999
Microsoft Corp. 0.09% due 8/27/2014[6]	20,000	19,997
Chariot Funding, LLC 0.26% due 12/9/2014[6]	18,000	17,985
Abbott Laboratories 0.10% due 7/21/2014[6]	15,500	15,500
Regents of the University of California 0.07% due 7/14/2014	14,300	14,300
eBay Inc. 0.11% due 8/12/2014[6]	11,400	11,399
Walt Disney Co. 0.09% due 7/31/2014[6]	3,900	3,900
Total short-term securities (cost: $713,928,000)		713,940
Total investment securities (cost: $3,893,635,000)		3,936,095
Other assets less liabilities		(428,945)
Net assets		$3,507,150

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,191,000, which represented ..23% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion or all of this security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $531,472,000, which represented 15.15% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

Cash Management FundSM

Investment portfolio

June 30, 2014

unaudited

Short-term securities 100.32%
	Principal amount	Value
Federal agency discount notes 55.41%	(000)	(000)

Federal Home Loan Bank 0.045%–0.06% due 7/2/2014–8/27/2014	$84,100	$ 84,098
Fannie Mae 0.04%–0.10% due 7/14/2014–9/24/2014	82,208	82,204
Freddie Mac 0.05%–0.06% due 7/11/2014–9/11/2014	43,168	43,167
Federal Farm Credit Banks 0.06% due 8/18/2014	12,000	11,999
Tennessee Valley Authority 0.05% due 7/17/2014	5,400	5,400
		226,868
Commercial paper 26.57%

GlaxoSmithKline Finance PLC 0.10% due 8/18/2014[1]	13,100	13,097
Kimberly-Clark Worldwide Inc. 0.06% due 7/14/2014[1]	11,700	11,700
Mizuho Funding LLC 0.13% due 7/24/2014[1]	10,200	10,199
Province of Ontario 0.10% due 7/9/2014	10,000	10,000
Sumitomo Mitsui Banking Corp. 0.12% due 7/8/2014[1]	10,000	10,000
Emerson Electric Co. 0.07% due 8/4/2014[1]	10,000	9,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 7/7/2014	9,500	9,500
General Electric Co. 0.06% due 7/1/2014	8,800	8,800
BASF AG 0.08% due 7/24/2014[1]	7,400	7,400
BNZ International Funding Ltd. 0.15% due 7/23/2014[1]	5,900	5,899
Walt Disney Co. 0.06% due 8/14/2014[1]	5,200	5,199
Abbott Laboratories 0.10% due 7/11/2014[1]	4,900	4,900
John Deere Bank SA 0.08% due 7/22/2014[1]	2,100	2,100
		108,793
U.S. Treasuries 18.34%

U.S. Treasury Bills 0.013%–0.07% due 7/17/2014–12/26/2014	75,100	75,093
Total investment securities (cost: $410,748,000)		410,754
Other assets less liabilities		(1,297)
Net assets		$409,457

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $80,493,000, which represented 19.66% of the net assets of the fund.

Managed Risk Growth FundSM

Investment portfolio

June 30, 2014

unaudited

		Value
Growth fund 94.84%	Shares	(000)

American Funds Insurance Series — Growth Fund, Class 1*	665,315	$ 52,300
Total growth fund (cost: $50,455,000)		52,300
Short-term securities 5.80%

Government Cash Management Fund	3,197,753	3,198
Total short-term securities (cost: $3,198,000)		3,198
Total investment securities (cost: $53,653,000)		55,498
Other assets less liabilities		(353)
Net assets		$55,145

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Managed Risk International FundSM

Investment portfolio

June 30, 2014

unaudited

		Value
Growth fund 94.24%	Shares	(000)

American Funds Insurance Series — International Fund, Class 1*	1,402,460	$ 30,896
Total growth fund (cost: $28,798,000)		30,896
Short-term securities 6.70%

Government Cash Management Fund	2,198,962	2,199
Total short-term securities (cost: $2,199,000)		2,199
Total investment securities (cost: $30,997,000)		33,095
Other assets less liabilities		(309)
Net assets		$32,786

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Managed Risk Blue Chip Income
and Growth FundSM

Investment portfolio

June 30, 2014

unaudited

		Value
Growth-and-income fund 95.39%	Shares	(000)

American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1*	3,216,262	$ 45,446
Total growth-and-income fund (cost: $41,121,000)		45,446
Short-term securities 5.95%

Government Cash Management Fund	2,832,437	2,832
Total short-term securities (cost: $2,832,000)		2,832
Total investment securities (cost: $43,953,000)		48,278
Other assets less liabilities		(638)
Net assets		$47,640

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Managed Risk Growth-Income FundSM

Investment portfolio

June 30, 2014

unaudited

		Value
Growth-and-income fund 93.66%	Shares	(000)

American Funds Insurance Series — Growth-Income Fund, Class 1*	796,818	$ 41,092
Total growth-and-income fund (cost: $39,080,000)		41,092
Short-term securities 6.02%

Government Cash Management Fund	2,639,651	2,640
Total short-term securities (cost: $2,640,000)		2,640
Total investment securities (cost: $41,720,000)		43,732
Other assets less liabilities		142
Net assets		$43,874

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Managed Risk
Asset Allocation FundSM

Investment portfolio

June 30, 2014

unaudited

		Value
Asset allocation fund 93.51%	Shares	(000)

American Funds Insurance Series — Asset Allocation Fund, Class 1*	68,208,236	$ 1,516,269
Total asset allocation fund (cost: $1,479,076,000)		1,516,269
Short-term securities 5.55%

Government Cash Management Fund	90,080,689	90,081
Total short-term securities (cost: $90,081,000)		90,081
Total investment securities (cost: $1,569,157,000)		1,606,350
Other assets less liabilities		15,233
Net assets		$1,621,583

*Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

INGEFPX-998-0814O-S342159

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 29, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 29, 2014